     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2000
                                              REGISTRATION NOS. 2-96223/811-3240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                             ---------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.          [ ]
                        Post Effective Amendment No. 29      [X]
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                        Amendment No. 67                     [X]

                             ---------------------
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                             ---------------------

                             PAULETTA P. COHN, ESQ.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------
                      It is proposed that this filing will become effective:

                      [ ] immediately upon filing pursuant to paragraph (b) of
                          Rule 485

                      [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

                      [ ] 60 days after filing pursuant to paragraph (a)(1) of
                          Rule 485
                      [ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485

                             ---------------------
           TITLE OF SECURITIES BEING REGISTERED: Group and Individual
                           Variable Annuity Contracts

                 SEQUENTIAL NUMBER SYSTEM: PAGE    OF    PAGES
                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[Momento Photo]




                             CONTRACT FORM UIT-981
                               SEPARATE ACCOUNT A

                             PROSPECTUS MAY 1, 1999

                      (This page intentionally left blank)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
CONTRACT FORM UIT-981
SEPARATE ACCOUNT A

                                                                     May 1, 2000


PROSPECTUS

This prospectus describes flexible Purchase Payment individual variable annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the American General Series Portfolio Company ("AGSPC").

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in the Contracts. This prospectus is accompanied by the current prospectus for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about the Contracts and is part of this prospectus. For a free copy, call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     4

SELECTED PURCHASE UNIT DATA........................     6

GENERAL INFORMATION................................     7
    About the Contracts............................     7
    About VALIC....................................     7
    About VALIC Separate Account A.................     7
    Units of Interests.............................     7
    Distribution of the Contracts..................     7

VARIABLE ACCOUNT OPTIONS...........................     8
    Summary of Funds...............................     8

PURCHASE PERIOD....................................     8
    Purchase Payments..............................     8
    Purchase Units.................................     9
    Calculation of Purchase Unit Value.............     9
    Choosing Investment Options....................     9
         Fixed Account Option......................     9
         Variable Account Options..................    10
    Stopping Purchase Payments.....................    10

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    12
    During the Purchase Period.....................    12
    During the Payout Period.......................    12
    Communicating Transfer or Reallocation
      Instructions.................................    12
    Effective Date of Transfer.....................    12
    Market Timing..................................    12

FEES AND CHARGES...................................    13
    Account Maintenance Fee........................    13
    Surrender Charge...............................    13
         Amount of Surrender Charge................    13
         10% Free Withdrawal.......................    13
         Exceptions to Surrender Charge............    13
    Premium Tax Charge.............................    13
    Separate Account Charges.......................    14
    Fund Annual Expense Charges....................    14
    Other Tax Charges..............................    14
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge.........................    14

PAYOUT PERIOD......................................    15
    Fixed Payout...................................    15
    Variable Payout................................    15
    Combination Fixed and Variable Payout..........    15
    Payout Date....................................    15
    Payout Options.................................    15
    Enhancements to Payout Options.................    16
    Payout Information.............................    16

SURRENDER OF ACCOUNT VALUE.........................    17
    When Surrenders Are Allowed....................    17
    Amount That May Be Surrendered.................    17
    Surrender Restrictions.........................    17
    Partial Surrenders.............................    17



                                                     PAGE
                                                     ----

DEATH BENEFITS.....................................    18
    Beneficiary Information........................    18
    During the Purchase Period.....................    18
    During the Payout Period.......................    18

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    19
    Types of Investment Performance Information
      Advertised...................................    19
      Total Return Performance Information.........    19
      Standard Average Annual Total Return.........    19
      Nonstandard Average Annual Total Return......    19
      Cumulative Total Return......................    19
      Annual Change in Purchase Unit Value.........    19
      Cumulative Change in Purchase Unit Value.....    20
      Total Return Based on Different Investment
         Amounts...................................    20
      An Assumed Account Value of $10,000..........    20
    Yield Performance Information..................    20
      AGSPC Money Market Division..................    20
      Divisions Other Than The AGSPC Money Market
         Divisions.................................    20
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    20

OTHER CONTRACT FEATURES............................    23
    Changes That May Not Be Made...................    23
    Change of Beneficiary..........................    23
    Cancellation -- The 10 Day "Free Look".........    23
    We Reserve Certain Rights......................    23
    Relationship to Employer's Plan................    23

VOTING RIGHTS......................................    23
    Who May Give Voting Instructions...............    23
    Determination of Fund Shares Attributable to
      Your Account.................................    23
      During Purchase Period.......................    24
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    24
    How Fund Shares Are Voted......................    24

FEDERAL TAX MATTERS................................    24
    Type of Plans..................................    24
    Tax Consequences in General....................    24
    Effect of Tax-Deferred Accumulations...........    25

THE POWER OF TAX-DEFERRED GROWTH...................    25

YEAR 2000..........................................    26
    Year 2000 Risks................................    26

PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments are made.

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms that will be used in this prospectus are set forth below, along with the page number where the term is defined.


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value................       12
Annuitant....................       18
Assumed Investment Rate......       15
Beneficiary..................       18
Contract Owner...............       18
Divisions....................       19
Fixed Account Option.........       18
Home Office..................       12
Mutual Fund or Fund..........       07
Participant..................       01
Participant Year.............       13
Payout Period................       12
Payout Unit..................       15
Purchase Payments............     8, 19
Purchase Period..............       12
Purchase Unit................       9
VALIC Separate Account A.....       23
Variable Account Options.....     8, 18


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, the Contracts, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. The Contracts will allow you to accumulate retirement dollars in a Fixed Account Option and/or Variable Account Options. This prospectus describes only the variable aspects of the Contracts except where the Fixed Account Option is specifically mentioned.

For specific information about the Variable Account Options, you should refer to the prospectus of AGSPC that you have been given with this document. You should keep this prospectus to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of the Contracts. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
--------------------------------------------------------------------------------
This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in AGSPC's prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of Purchase Payments received during
  the last 36 months)(2)                                                   5.00%

ACCOUNT MAINTENANCE FEE(2)                                                 $  30

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

  Mortality and Expense Risk                                               1.00%

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                               MANAGEMENT      OTHER      TOTAL FUND
 FUND                                                             FEES      EXPENSES(3)    EXPENSES
 ----                                                          ----------   -----------   ----------
 AGSPC Asset Allocation Fund(4)                                   0.50%        0.07%         0.57%
 AGSPC Capital Conservation Fund                                  0.50         0.10          0.60
 AGSPC MidCap Index Fund                                          0.31         0.07          0.38
 AGSPC Money Market Fund                                          0.50         0.07          0.57
 AGSPC Stock Index Fund                                           0.26         0.06          0.32


---------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. There will be no surrender charge on purchase payments received more than 36 months prior to surrender. Also, in any Participant Year, the first withdrawal of up to 10% of Account Value will not be subject to a surrender charge.

(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See AGSPC's prospectus for a detailed explanation of these fees.

(4) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $16       $51       $88       $192
AGSPC Capital Conservation Division 1.......................   17        52        89        195
AGSPC MidCap Index Division 4...............................   14        45        78        171
AGSPC Money Market Division 2...............................   16        51        88        192
AGSPC Stock Index Division 10...............................   14        43        75        164


EXAMPLE #2 -- If you surrender the Contract at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $63      $101       $88       $192
AGSPC Capital Conservation Division 1.......................   63       101        89        195
AGSPC MidCap Index Division 4...............................   61        95        78        171
AGSPC Money Market Division 2...............................   63       101        88        192
AGSPC Stock Index Division 10...............................   60        93        75        164


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
--------------------------------------------------------------------------------

The following is a summary of the major features of the Contracts is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among 5 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within an annuity contract. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. The Contracts also offer a Fixed Account Option.

--------------------------------------------------------------------------------


                          FIXED ACCOUNT
                          OPTION
-------------------------------------------------------------------------------------
FIXED                     General Account                                --
OPTION
-------------------------------------------------------------------------------------
VARIABLE OPTIONS          VARIABLE ACCOUNT              INVESTMENT       ADVISER
                          OPTIONS                       STRATEGY
-------------------------------------------------------------------------------------
INDEX EQUITY FUNDS
                          AGSPC MidCap Index Fund       Growth through   VALIC
                                                        investments
                                                        tracking the
                                                        S&P MidCap
                                                        400(R) Index
                          -----------------------------------------------------------
                          AGSPC Stock Index Fund        Growth through   VALIC
                                                        investments
                                                        tracking the
                                                        S&P 500(R)
                                                        Index
-------------------------------------------------------------------------------------
INCOME FUNDS              AGSPC Capital Conservation    Income and       VALIC
                          Fund                          possible growth
                                                        through
                                                        investments in
                                                        high quality
                                                        debt securities
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS        AGSPC Money Market Fund       Income through   VALIC
                                                        investments in
                                                        short-term
                                                        money market
                                                        securities
-------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS    AGSPC Asset Allocation Fund   Maximum return   VALIC
                                                        through
                                                        investments in
                                                        a mix of
                                                        stocks, bonds
                                                        and money
                                                        market
                                                        securities
-------------------------------------------------------------------------------------


A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for AGSPC.

GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Values between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period.

Your Account Value in the Fixed Account must remain there for at least 90 days before it can be transferred to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options or to the Fixed Account Option once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

An annual account maintenance fee which is currently $30, but may be increased or decreased, is charged to your account.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract.

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" and "FEE TABLE."

--------------------------------------------------------------------------------

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Contract. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                                                           AGSPC           AGSPC          AGSPC          AGSPC
                                                         AGSPC            MIDCAP           ASSET         CAPITAL         MONEY
                                                      STOCK INDEX          INDEX        ALLOCATION*    CONSERVATION      MARKET
                                                    DIVISION 10D(1)    DIVISION 4(2)    DIVISION 5      DIVISION 1     DIVISION 2
                                                    ---------------    -------------    -----------    ------------    ----------
December 31, 1999
    Purchase Unit Values in Force.................      5,858,523      151,288,816      61,240,667      1,415,413      1,632,469
    Purchase Unit Values..........................     $10.095883        $5.721920       $4.174280      $3.673180      $2.559979
December 31, 1998
    Purchase Units in Force.......................      6,655,796      169,039,887      60,237,818      1,689,443      1,700,333
    Purchase Unit Value...........................      $8.457722        $5.029093       $3.772519      $3.726168      $2.468627
December 31, 1997
    Purchase Units in Force.......................      7,438,537      171,065,657      57,307,351      1,831,961      1,931,439
    Purchase Unit Value...........................      $6.652806        $4.269122       $3.219282      $3.505970      $2.371163
December 31, 1996
    Purchase Units in Force.......................      8,381,704      172,816,978      65,292,617      1,991,536      2,142,534
    Purchase Unit Value...........................      $5.049088        $3.272588       $2.651899      $3.262402      $2.277444
December 31, 1995
    Purchase Units in Force.......................      9,885,873      172,613,690      75,851,431      2,402,085      2,917,361
    Purchase Unit Value...........................      $4.155057        $2.782677       $2.411022      $3.238370      $2.190686
December 31, 1994
    Purchase Units in Force.......................     12,207,684      171,442,018      89,377,860      2,953,861      3,442,237
    Purchase Unit Value...........................      $3.056808        $2.153183       $1.951533      $2.709029      $2.096416
December 31, 1993
    Purchase Units in Force.......................     14,043,516      134,621,879      93,899,802      3,590,916      4,129,981
    Purchase Unit Value...........................      $3.066025        $2.259378       $1.997266      $2.913980      $2.040131
December 31, 1992
    Purchase Units in Force.......................     16,275,183       81,007,871      80,637,090      4,086,583      5,536,887
    Purchase Unit Value...........................      $2.818583        $2.021271       $1.846025      $2.628509      $2.006700
December 31, 1991
    Purchase Units in Force.......................     17,981,945       49,106,844      76,624,765      4,464,580      7,282,083
    Purchase Unit Value...........................      $2.746708        $1.858030       $1.878219      $2.444253      $1.963118
December 31, 1990
    Purchase Units in Force.......................     20,409,931       42,958,640      72,284,139      5,092,258      9,234,995
    Purchase Unit Value...........................      $2.097328        $1.538017       $1.563444      $1.995673      $1.879911


---------------

 *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division 10D. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10D of equivalent value as calculated at the close of business on April 30, 1992.


(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July
25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in the Contracts. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to a Contract be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of that Contract. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. ("the Distributor") an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


The Company will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by the Company will range up to 6.0% of each Purchase Payment. In addition, the Company will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account.


MUTUAL FUND OR FUND --

the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement
of Additional Information.


THE DISTRIBUTOR'S address is

2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


The Contracts enable you to participate in Divisions that represent five Variable Account Options. According to your retirement program, you may not be able to invest in all five Variable Account Options described in this prospectus. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of AGSPC. AGSPC serves as the investment vehicle for the Contracts.


AGSPC is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of AGSPC. Additional copies are available from VALIC or you may contact your VALIC Regional Office.


SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below.



AGSPC ASSET ALLOCATION FUND



Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.



AGSPC CAPITAL CONSERVATION FUND



Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.



AGSPC MIDCAP INDEX FUND



Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index**.



AGSPC MONEY MARKET FUND



Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



AGSPC STOCK INDEX FUND



Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.


---------------


** "Standard & Poor's(R)", S&P(R), "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.


PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your Contract was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
     Contract Type        Payment    Payment
------------------------  -------   ----------
Periodic Payment          $   30       $30
Single Payment            $1,000       -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each of the Variable Account Options and the Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your Contracts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contracts.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by the Contracts.

--------------------------------------------------------------------------------

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 6 investment options offered in the Contracts. This includes the Fixed Account Option and 5 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of AGSPC. AGSPC is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Option is not subject to regulation under the Act and interests in the Fixed Account Option are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTION

The Fixed Account Option is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Option. Purchase Payments you allocate to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at declared rates. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

--------------------------------------------------------------------------------

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Option
= (EQUALS)
  All Purchase Payments made to the Fixed Account Option
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Option
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Option
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 3 investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus and in the AGSPC prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in your Contract without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between your Contract's Fixed Account Option and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to the Fixed Account Option once every 30 days.

Transfers are also permitted from the Fixed Account Option subject to a 90-day holding period for transfers previously made from the Variable Account Option.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between your Contract's investment options subject to the following limitations:

                      OPTION                             OTHER
ACCOUNT OPTION         VALUE         FREQUENCY       RESTRICTIONS
--------------     -------------     ----------   -------------------
Variable:           Up to 100%       Once every          None
                                      365 days
COMBINATION        Up to 100% of     Once every          None
 FIXED AND           money in         365 days
 VARIABLE            variable
  PAYOUT:          option payout
Fixed:             Not permitted         --               --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in your Contract, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contracts, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE


An account maintenance fee of $30.00 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value.


The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for your Contract. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if the Contracts are issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To money applied to provide a Payout Option;
- To death benefits;
- If no Purchase Payments have been received during the 36 months prior to the date of surrender; or
- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and
- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for AGSPC. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for the Contracts may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.
  Certain types of retirement programs because of their stability can result in lower administrative costs.
- The nature of your retirement program.
  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.
- Other factors of which we are not presently aware which could reduce administrative costs.
  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:
- The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
- The administrative tasks performed by your employer for your retirement program.
  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.
  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.
- The total amount of Purchase Payments to be received for your retirement program.
  Larger Purchase Payments can reduce sales expenses.
- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.


In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.


COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - The Fixed Account Option (payment is fixed and guaranteed).

Up to 3 Variable Account Options may be chosen, or up to 2 Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

   - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

   - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

   - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and fifteen. Upon your death, payments will continue to your beneficiary until the designated period is completed. The Annuitant may elect during the payout period to receive a lump sum payment equal to the remaining Annuity Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - The Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS of those
Payout Options available
under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value             = (EQUALS)            Any
                                            Applicable
                                             Surrender
                                              Charge

  (1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current AGSPC prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
      + (PLUS)                            computed after
Any Surrender Charge                        the written
                        / (DIVIDED BY)      request for
                                           surrender is
                                          received at our
                                            Home Office

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in the Contracts may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

- A life annuity;

- A life annuity with payments certain; or

- An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:
  Your Account Value on the Date Proof of Death is Received by VALIC

   OR

   100% of Purchase Payments (to Fixed and/or Variable Account Options)

   - (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTION -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Option in
the Contracts is the General
Account. This option of this
type is guaranteed to earn
at least a minimum rate of
interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by the
Contracts. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in the Contracts will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in the
Contracts. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by the Contracts.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the tables below.

The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5) (1).....................  09/06/83        9.13%       9.91%     16.39%      5.63%
AGSPC Capital Conservation (Division 1).....................  02/11/82        7.53        5.09        6.25     (5.89)
AGSPC MidCap Index (Division 4)**...........................  10/01/91**     16.12          --       21.56      8.73
AGSPC Money Market (Division 2).............................  02/04/82        5.37        3.77        4.04     (1.00)
AGSPC Stock Index (Division 10).............................  07/28/82       14.17       16.49       26.96     14.33


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------    ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5)(1)......................  09/06/83        9.15%      9.94%    16.42%    10.65%
AGSPC Capital Conservation (Division 1).....................  02/11/82        7.55       5.12       6.28    (1.42)
AGSPC MidCap Index (Division 4)**...........................  10/01/91**     16.15         --      21.59    13.78
AGSPC Money Market (Division 2).............................  02/04/82        5.39       3.80       4.08     3.70
AGSPC Stock Index (Division 10).............................  07/28/82       14.19      16.51      26.99    19.37


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                       TABLE III
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5)(1)......................  09/06/83    317.43%      157.96%   113.90%   10.65%
AGSPC Capital Conservation (Division 1).....................  02/11/82     267.32       64.83     35.59    (1.42)
AGSPC MidCap Index (Division 4)**...........................  10/01/91**   243.76          --    165.74    13.78
AGSPC Money Market (Division 2).............................  02/04/82     156.00       45.27     22.11     3.70
AGSPC Stock Index (Division 10).............................  07/28/82     909.59      361.12    230.28    19.37


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The Division commenced operations on October 13, 1982 as the Capital
    Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE IV
              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*


           FUND AND DIVISION               1999       1998     1997     1996    1995     1994    1993     1992     1991     1990
           -----------------              ------     ------   ------   ------   -----    -----   -----    -----   ------   ------
AGSPC Asset Allocation (Division
  5)(1).................................   10.65%     17.19%   21.40%    9.99%  23.54%   (2.29)%  8.19%   (1.71)%  20.13%   (3.38)%
AGSPC Capital Conservation (Division
  1)....................................   (1.42)      6.28     7.47     0.74   19.54    (7.03)  10.86     7.54    22.48   (10.45)
AGSPC MidCap Index (Division 4)**.......   13.78      17.80    30.45    17.61   29.24    (4.70)  11.78     8.79    11.63       --
AGSPC Money Market (Division 2).........    3.70       4.11     4.12     3.96    4.50     2.76    1.67     2.22     4.43     6.68
AGSPC Stock Index (Division 10).........   19.37      27.13    31.76    21.52   35.93    (0.30)   8.78     2.62    30.96    (4.21)

                      CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989*

AGSPC Asset Allocation (Division
  5)(1).................................  157.96%    133.14%   98.95%   63.88%  49.00%   20.60%  23.43%   14.08%   16.07%   (3.38)%
AGSPC Capital Conservation (Division
  1)....................................   64.83      67.21    57.33    46.40   45.32    21.57   30.76    17.95     9.68   (10.45)
AGSPC MidCap Index (Division 4)**.......  243.76     202.14   156.48    96.61   67.18    29.36   35.74    21.43    11.63       --
AGSPC Money Market (Division 2).........   45.27      40.09    34.56    29.24   24.31    18.97   15.77    13.87    11.40     6.68
AGSPC Stock Index (Division 10).........  361.12     286.30   203.86   130.61   89.78    39.62   40.04    28.74    25.45    (4.21)


---------------

   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

  ** The Division commenced operations on October 13, 1982 as the Capital
     Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

 (1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE
The following terms in the Contracts may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS
We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contracts may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.


TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k)SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contracts are also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special

--------------------------------------------------------------------------------

rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - A Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for

--------------------------------------------------------------------------------

savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0               (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    4
Federal Tax Matters.............................    4
    General.....................................    4
    Taxes Payable by Participants and
       Annuitants...............................    4
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    4
    Section 401 Qualified Pension,
       Profit-Sharing of Annuity Plans..........    5
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    6
    Simplified Employee Pension Plans...........    7
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    7
    Private Employer Unfunded Deferred
       Compensation Plans.......................    7
    Non-Qualified Contracts.....................    8
    Fund Diversification........................    9
Calculation of Surrender Charge.................    9
    Illustration of Surrender Charge on Total
       Surrender................................    9
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   10
Purchase Unit Value.............................   10
    Illustration of Calculation of Purchase
       Units Value..............................   10
    Illustration of Purchase of Purchase
       Units....................................   10
Performance Calculations........................   11
Money Market Division Yields....................   11
    Calculation of Current Yield for Money
       Market Division Two......................   11
    Illustration of Calculation of Current Yield
       Money Market Division Two................   11
    Calculation of Effective Yield for Money
       Market Division Two......................   11



                                                  PAGE
                                                  ----
    Illustration of Calculation of Effective
       Yield for Money Market Division Two......   11
Standardized Yield for Capital Conservation
  Division One..................................   11
    Calculation of Standardized Yield for
       Capital Conservation Division One........   11
    Illustration of Calculation of Standardized
       Yield for Capital Conservation Division
       One......................................   11
Calculation of Average Annual Total Return......   12
Performance Information.........................   13
    Performance Compared to Market Indices......   13
    Asset Allocation Division Five Performance
       Compared to S&P 500(C) Index, Merrill
       Lynch Corporate and Government Master
       Index and Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index....................................   14
    Capital Conservation Division One
       Performance Compared to Merrill Lynch
       U.S. Corporate High Yield Index and
       Merrill Lynch Corporate Master Index.....   15
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index....................................   16
    Money Market Division Two Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   17
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   18
Payout Payments.................................   19
    Assumed Investment Rate.....................   19
    Amount of Payout Payments...................   19
    Payout Unit Value...........................   19
    Illustration of Calculation of Payout Unit
       Value....................................   20
    Illustration of Payout Payments.............   20
Distribution of Variable Annuity Contracts......   21
Experts.........................................   21
Comments on Financial Statements................   21

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

Participant/Contract Owner Name:

--------------------------------------------------------------------------------

Social Security Number:

--------------------------------------------------------------------------------

Birth Date:

--------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       --------------------------
            Participant/Contract Owner Signature                              Date


Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                               UIT-981 CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A.



                             (Please Print or Type)



Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                      (This page intentionally left blank)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC



                            [AMERICAN GENERAL LOGO]

                            The Variable Annuity Life Insurance Company is a member of American General Financial Group. American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

                                 Printed Matter
                       Printed in U.S.A. VA 2620 REV 5/00
         (C)The Variable Annuity Life Insurance Company, Houston, Texas


                                                       Recycled Paper     (LOGO)

[Momento Photo]



                                              INDEPENDENCE PLUS
                                              SEPARATE ACCOUNT A


                                              PROSPECTUS MAY 1, 2000

                      (This page intentionally left blank)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
INDEPENDENCE PLUS
SEPARATE ACCOUNT A

                                                                     May 1, 2000


PROSPECTUS

Independence Plus consists of flexible and single Purchase Payment group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Independence Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Independence Plus permits you to invest in and receive retirement benefits in up to 7 out of a total of 12 Fixed and Variable Account Options (2 fixed and 10 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the American General Series Portfolio Company ("AGSPC").

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Independence Plus. This prospectus is accompanied by the current prospectus for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Independence Plus and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE INDEPENDENCE PLUS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     4

SELECTED PURCHASE UNIT DATA........................     6

GENERAL INFORMATION................................     7
    About Independence Plus........................     7
    About VALIC....................................     7
    About VALIC Separate Account A.................     7
    Units of Interests.............................     7
    Distribution of the Contracts..................     7

VARIABLE ACCOUNT OPTIONS...........................     8
    Summary of Funds...............................     8

PURCHASE PERIOD....................................     9
    Purchase Payments..............................     9
    Purchase Units.................................     9
    Calculation of Purchase Unit Value.............    10
    Choosing Investment Options....................    10
         Fixed Account Options.....................    10
         Variable Account Options..................    10
    Stopping Purchase Payments.....................    10

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    11
    During the Purchase Period.....................    11
    During the Payout Period.......................    11
    Communicating Transfer or Reallocation
      Instructions.................................    11
    Effective Date of Transfer.....................    12
    Market Timing..................................    12

FEES AND CHARGES...................................    12
    Account Maintenance Fee........................    12
    Surrender Charge...............................    12
         Amount of Surrender Charge................    12
         10% Free Withdrawal.......................    12
         Exceptions to Surrender Charge............    13
    Premium Tax Charge.............................    13
    Separate Account Charges.......................    13
    Fund Annual Expense Charges....................    13
    Other Tax Charges..............................    13
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge.........................    13

PAYOUT PERIOD......................................    14
    Fixed Payout...................................    14
    Variable Payout................................    14
    Combination Fixed and Variable Payout..........    14
    Payout Date....................................    15
    Payout Options.................................    15
    Enhancements to Payout Options.................    15
    Payout Information.............................    15

SURRENDER OF ACCOUNT VALUE.........................    16
    When Surrenders Are Allowed....................    16
    Amount That May Be Surrendered.................    16



                                                     PAGE
                                                     ----
    Surrender Restrictions.........................    16
    Partial Surrenders.............................    17

EXCHANGE PRIVILEGE.................................    17
    Restrictions on Exchange Privilege.............    17
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    17

DEATH BENEFITS.....................................    18
    Beneficiary Information........................    18
    During the Purchase Period.....................    18
    During the Payout Period.......................    18

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    19
    Types of Investment Performance Information
      Advertised...................................    19
      Total Return Performance Information.........    19
      Standard Average Annual Total Return.........    19
      Nonstandard Average Annual Total Return......    19
      Cumulative Total Return......................    19
      Annual Change in Purchase Unit Value.........    19
      Cumulative Change in Purchase Unit Value.....    20
      Total Return Based on Different Investment
         Amounts...................................    20
      An Assumed Account Value of $10,000..........    20
    Yield Performance Information..................    20
      AGSPC Money Market Division..................    20
      Divisions Other Than The AGSPC Money Market
         Divisions.................................    20
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    20

OTHER CONTRACT FEATURES............................    23
    Changes That May Not Be Made...................    23
    Change of Beneficiary..........................    23
    Cancellation -- The 10 Day "Free Look".........    23
    We Reserve Certain Rights......................    23
    Relationship to Employer's Plan................    23

VOTING RIGHTS......................................    23
    Who May Give Voting Instructions...............    23
    Determination of Fund Shares Attributable to
      Your Account.................................    23
      During Purchase Period.......................    23
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    24
    How Fund Shares Are Voted......................    24

FEDERAL TAX MATTERS................................    24
    Type of Plans..................................    24
    Tax Consequences in General....................    24
    Effect of Tax-Deferred Accumulations...........    25

THE POWER OF TAX-DEFERRED GROWTH...................    25

YEAR 2000..........................................    26

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms that will be used in this prospectus are set forth below, along with the page number where the term is defined.


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value................       11
Annuitant....................       18
Assumed Investment Rate......       14
Beneficiary..................       18
Contract Owner...............       18
Divisions....................       19
Fixed Account Options........       18
Home Office..................       11
Mutual Fund or Fund..........       7
Participant..................       1
Participant Year.............       12
Payout Period................       11
Payout Unit..................       14
Purchase Payments............     9, 19
Purchase Period..............       11
Purchase Unit................       9
VALIC Separate Account A.....       24
Variable Account Options.....     8, 18


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Independence Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Independence Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Independence Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the prospectus of AGSPC that you have been given with this document. You should keep this prospectus to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Independence Plus. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------
This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in AGSPC's prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 60 months or the amount withdrawn)(2) 5.00%

ACCOUNT MAINTENANCE FEE ($5.00 per quarter, during the first Participant Year,
annualized)(2)                                                             $  20

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

  Mortality and Expense Risk                                               1.00%

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                      MANAGEMENT      OTHER      TOTAL FUND
       FUND                                                              FEES      EXPENSES(3)    EXPENSES
       ----                                                           ----------   -----------   ----------
AGSPC  Asset Allocation Fund(4)                                          0.50%        0.07%         0.57%
AGSPC  Capital Conservation Fund                                         0.50         0.10          0.60
AGSPC  Government Securities Fund                                        0.50         0.09          0.59
AGSPC  International Equities Fund                                       0.35         0.08          0.43
AGSPC  International Government Bond Fund                                0.50         0.07          0.57
AGSPC  MidCap Index Fund                                                 0.31         0.07          0.38
AGSPC  Money Market Fund                                                 0.50         0.07          0.57
AGSPC  Small Cap Index Fund                                              0.35         0.06          0.41
AGSPC  Social Awareness Fund                                             0.50         0.07          0.57
AGSPC  Stock Index Fund                                                  0.26         0.06          0.32


---------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. Account maintenance fee reduces to $15 after first Participant Year. No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59 1/2. There will be no surrender charge on purchase payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See AGSPC's prospectus for a detailed explanation of these fees.

(4) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender Independence Plus at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $51       $88       $192
AGSPC Capital Conservation Division 7                         $17       $52       $89       $195
AGSPC Government Securities Division 8                        $17       $51       $89       $194
AGSPC International Equities Division 11                      $15       $46       $80       $176
AGSPC International Government Bond Division 13               $16       $51       $88       $192
AGSPC MidCap Index Division 4                                 $14       $45       $78       $171
AGSPC Money Market Division 6                                 $16       $51       $88       $192
AGSPC Small Cap Index Division 14                             $15       $46       $79       $174
AGSPC Social Awareness Division 12                            $16       $51       $88       $192
AGSPC Stock Index Division 10                                 $14       $43       $75       $164


EXAMPLE #2 -- If you surrender Independence Plus at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $63      $101      $138       $192
AGSPC Capital Conservation Division 7.......................  $63      $101      $139       $195
AGSPC Government Securities Division 8......................  $63      $101      $139       $194
AGSPC International Equities Division 11....................  $62      $ 96      $130       $176
AGSPC International Government Bond Division 13.............  $63      $101      $138       $192
AGSPC MidCap Index Division 4...............................  $61      $ 95      $128       $171
AGSPC Money Market Division 6...............................  $63      $101      $138       $192
AGSPC Small Cap Index Division 14...........................  $61      $ 96      $129       $174
AGSPC Social Awareness Division 12..........................  $63      $101      $138       $192
AGSPC Stock Index Division 10...............................  $60      $ 93      $125       $164


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
--------------------------------------------------------------------------------

Independence Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Independence Plus's major features is presented below. For a more detailed discussion of Independence Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Independence Plus offers a choice from among 10 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Independence Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-----------------------------------------------------------------------------------------------------
FIXED               Fixed Account Plus          Guaranteed high current        --
OPTIONS                                         interest income
                    ---------------------------------------------------------------------------------
                    Short-Term Fixed            Guaranteed current             --
                    Account                     interest income
-----------------------------------------------------------------------------------------------------
VARIABLE OPTIONS    VARIABLE ACCOUNT            INVESTMENT STRATEGY            ADVISER
                    OPTIONS
-----------------------------------------------------------------------------------------------------
INDEX EQUITY FUNDS  AGSPC International         Growth through                 VALIC
                    Equities Fund               investments tracking the
                                                EAFE Index
                    ---------------------------------------------------------------------------------
                    AGSPC MidCap Index          Growth through                 VALIC
                    Fund                        investments tracking the
                                                S&P MidCap 400(R) Index
                    ---------------------------------------------------------------------------------
                    AGSPC Small Cap Index       Growth through                 VALIC
                    Fund                        investments tracking the
                                                Russell 2000(R) Index
                    ---------------------------------------------------------------------------------
                    AGSPC Stock Index Fund      Growth through                 VALIC
                                                investments tracking the
                                                S&P 500(R) Index
-----------------------------------------------------------------------------------------------------
INCOME FUNDS        AGSPC Capital               Income and possible            VALIC
                    Conservation Fund           growth through
                                                investments in high
                                                quality debt securities
                    ---------------------------------------------------------------------------------
                    AGSPC Government            Income and possible            VALIC
                    Securities Fund             growth through
                                                investments in
                                                intermediate and
                                                long-term government debt
                                                securities
                    ---------------------------------------------------------------------------------
                    AGSPC International         Income and possible            VALIC
                    Government Bond Fund        growth through
                                                investments in high
                                                quality foreign
                                                government debt
                                                securities
-----------------------------------------------------------------------------------------------------
SPECIALTY FUNDS     AGSPC Social Awareness      Growth through                 VALIC
                    Fund                        investments in stocks of
                                                companies meeting social
                                                criteria of the Fund
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS  AGSPC Money Market          Income through                 VALIC
                    Fund                        investments in short-term
                                                money market securities
-----------------------------------------------------------------------------------------------------
ASSET ALLOCATION    AGSPC Asset Allocation      Maximum return through         VALIC
FUNDS               Fund                        investments in a mix of
                                                stocks, bonds and money
                                                market securities
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for AGSPC.

GUARANTEED DEATH BENEFIT

Independence Plus offers a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among Independence Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

During the first year a quarterly account maintenance fee of $5.00 is charged to your account. After the first Participant Year, the quarterly account maintenance fee is $3.75. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Independence Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the contract is a flexible Purchase Payment contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the contract is a single Purchase Payment contract, the minimum Purchase Payment is $1,000 per Participant Account. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" and "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "PURCHASE PERIOD"
section of the prospectus.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                                                                        AGSPC
                             AGSPC         AGSPC         AGSPC          AGSPC       INTERNATIONAL                     AGSPC
                             ASSET        CAPITAL      GOVERNMENT   INTERNATIONAL    GOVERNMENT         AGSPC         MONEY
                           ALLOCATION   CONSERVATION   SECURITIES     EQUITIES          BOND        MIDCAP INDEX      MARKET
                           DIVISION 5    DIVISION 7    DIVISION 8    DIVISION 11     DIVISION 13    DIVISION 4(3)   DIVISION 6
                           ----------   ------------   ----------   -------------   -------------   -------------   ----------
DECEMBER 31, 1999
   Purchase Unit Values
     in Force              61,240,667   24,749,727     45,292,728    94,415,343      90,136,603     151,288,816     233,940,123
   Purchase Unit Values    $4.174280     $2.056559     $2.032753      $1.860227       $1.609098       $5.721920     $1.807351
DECEMBER 31, 1998
   Purchase Units in
     Force                 60,237,818   28,751,662     53,729,671   101,811,751      97,473,851     169,039,887     147,547,688
   Purchase Unit Value     $3.772519     $2.085846     $2.111727      $1.454644       $1.728006       $5.029093     $1.742617
DECEMBER 31, 1997
   Purchase Units in
     Force                 57,307,351   28,242,598     45,034,894   122,716,744     111,480,591     171,065,657     84,182,521
   Purchase Unit Value     $3.219282     $1.962239     $1.957755      $1.237299       $1.490645       $4.269122     $1.673590
DECEMBER 31, 1996
   Purchase Units in
     Force                 65,292,617   30,286,494     47,130,169   156,226,314     112,601,593     172,816,978     75,124,095
   Purchase Unit Value     $2.651899     $1.825549     $1.815651      $1.222906       $1.582230       $3.272588     $1.607212
DECEMBER 31, 1995
   Purchase Units in
     Force                 75,851,431   29,573,808     39,847,053   172,564,018      73,369,250     172,613,690     51,907,757
   Purchase Unit Value     $2.411022     $1.812011     $1.799475      $1.156454       $1.530780       $2.782677     $1.545802
DECEMBER 31, 1994
   Purchase Units in
     Force                 89,377,860   26,859,219     26,667,073   187,749,916      25,691,713     171,442,018     75,765,781
   Purchase Unit Value     $1.951533     $1.515278     $1.547150      $1.054460       $1.301357       $2.153183     $1.479129
DECEMBER 31, 1993
   Purchase Units in
     Force                 93,899,802   24,628,606     26,563,166   117,215,227      18,155,381     134,621,879     24,799,810
   Purchase Unit Value     $1.997266     $1.630069     $1.636228      $0.986387       $1.258340       $2.259378     $1.439327
DECEMBER 31, 1992
   Purchase Units in
     Force                 80,637,090   14,922,749     16,609,444    52,524,165       6,245,713      81,007,871     23,414,474
   Purchase Unit Value     $1.846025     $1.470167     $1.491537      $0.767135       $1.112826       $2.021271     $1.415690
MAY 1, 1992
   Purchase Unit Value(1)         --            --            --             --              --              --            --
DECEMBER 31, 1991
   Purchase Units in
     Force                 76,624,765   11,069,044     11,694,890    27,011,169         953,038      49,106,844     25,545,494
   Purchase Unit Value     $1.878219     $1.366905     $1.405236      $0.895250       $1.090499       $1.858030     $1.384882
OCTOBER 1, 1991
   Purchase Unit Value(1)         --            --            --             --       $1.000000              --            --
DECEMBER 31, 1990
   Purchase Units in
     Force                 72,284,139    9,321,049     8,460,327     13,776,769              --      42,958,640     25,246,481
   Purchase Unit Value     $1.563444     $1.178361     $1.237104      $0.813423              --       $1.538017     $1.325393


                              AGSPC         AGSPC           AGSPC
                            SMALLCAP       SOCIAL           STOCK
                              INDEX       AWARENESS         INDEX
                           DIVISION 14   DIVISION 12   DIVISION 10C(2)
                           -----------   -----------   ---------------
DECEMBER 31, 1999
   Purchase Unit Values
     in Force              94,031,183    136,226,993    766,975,696
   Purchase Unit Values     $2.522643     $4.419383       $5.696582
DECEMBER 31, 1998
   Purchase Units in
     Force                 107,321,015   114,382,494    691,680,049
   Purchase Unit Value      $2.100506     $3.762308       $4.772052
DECEMBER 31, 1997
   Purchase Units in
     Force                 106,279,077   81,577,104     615,053,124
   Purchase Unit Value      $2.163595     $2.985333       $3.753436
DECEMBER 31, 1996
   Purchase Units in
     Force                 103,320,842   46,574,016     536,806,965
   Purchase Unit Value      $1.785442     $2.252673       $2.848437
DECEMBER 31, 1995
   Purchase Units in
     Force                 98,335,995    32,750,120     455,255,243
   Purchase Unit Value      $1.544896     $1.835102       $2.343900
DECEMBER 31, 1994
   Purchase Units in
     Force                 100,383,839   29,015,764     416,234,288
   Purchase Unit Value      $1.222329     $1.333899       $1.724134
DECEMBER 31, 1993
   Purchase Units in
     Force                 56,159,647    26,230,566     369,550,060
   Purchase Unit Value      $1.277199     $1.366979       $1.729327
DECEMBER 31, 1992
   Purchase Units in
     Force                  9,723,477    16,956,437     283,808,045
   Purchase Unit Value      $1.112790     $1.279516       $1.589718
MAY 1, 1992
   Purchase Unit Value(1)   $1.000000            --              --
DECEMBER 31, 1991
   Purchase Units in
     Force                         --     8,447,711      90,526,907
   Purchase Unit Value             --     $1.250634       $1.505641
OCTOBER 1, 1991
   Purchase Unit Value(1)          --            --              --
DECEMBER 31, 1990
   Purchase Units in
     Force                         --     2,947,418      46,016,297
   Purchase Unit Value             --     $0.987666       $1.179000


---------------

(1) Purchase Unit Value At Date Of Inception.


(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division 10C. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10C of equivalent value as calculated at the close of business on April 30, 1992.


(3) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT INDEPENDENCE PLUS

Independence Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Independence Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Independence Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Independence Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Independence Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as the Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Independence Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Independence Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Independence Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Independence Plus. Each of these Divisions invests in a different Mutual Fund made available through Independence Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July
25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Independence Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Independence Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Independence Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Independence Plus be held exclusively for the benefit of the contract owners, participants, annuitants, and beneficiaries of Independence Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. ("the Distributor"), an affiliate subsidiary of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

All inquiries regarding
INDEPENDENCE PLUS
may be directed to your
VALIC Regional Office.


MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement
of Additional Information.


THE DISTRIBUTOR'S
ADDRESS IS
2929 ALLEN PARKWAY,
HOUSTON, TEXAS 77019.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Independence Plus enables you to participate in Divisions that represent ten Variable Account Options. You may not according to your retirement program be able to invest in all ten Variable Account Options described in this prospectus. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of AGSPC. AGSPC serves as the investment vehicle for Independence Plus.


AGSPC is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of AGSPC. Additional copies are available from VALIC or you may contact your VALIC Regional Office.


SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below.



AGSPC ASSET ALLOCATION FUND (DIVISION 5) -- Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities. Formerly known as the Timed Opportunity Fund.



AGSPC CAPITAL CONSERVATION FUND (DIVISION 7) -- Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.



AGSPC GOVERNMENT SECURITIES FUND (DIVISION 8) -- Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.



AGSPC INTERNATIONAL EQUITIES FUND (DIVISION 11) -- Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.



AGSPC INTERNATIONAL GOVERNMENT BOND FUND (DIVISION 13) -- Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.



AGSPC MIDCAP INDEX FUND -- Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index*.



AGSPC MONEY MARKET FUND (DIVISION 6) -- Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



AGSPC SMALL CAP INDEX FUND (DIVISION 14) -- Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**



AGSPC SOCIAL AWARENESS FUND (DIVISION 12) -- Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.



AGSPC STOCK INDEX FUND (DIVISION 10) -- Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)***.



* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.



** The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.



*** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Independence Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an Independence Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Independence Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
     Contract Type        Payment    Payment
------------------------  -------   ----------
Periodic Payment          $   30       $30
Single Payment            $1,000       -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity contract offered
by Independence Plus.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 12 investment options offered in Independence Plus. This includes 2 Fixed Account Options and 10 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of AGSPC. AGSPC is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and interests in the Fixed Account Options are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary of Independence Plus" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than seven investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options"
section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Independence Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to

--------------------------------------------------------------------------------

vary. Your Account Value will continue to be subject to charges.


In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.


TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Independence Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Independence Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

                   OPTION                              OTHER
FIXED ACCOUNT       VALUE        FREQUENCY          RESTRICTIONS
--------------  -------------   -----------   ------------------------
Fixed Account   Up to 20% per   At any time   None (1)
 Plus           contract year
                    100%        At any time   If Account Value is less
                                              than $500
Short-Term       Up to 100%     At any time   90-day Holding Period If
 Fixed                                        transfer was previously
 Account:                                     made into Short-Term
                                              Fixed Account.(2)

---------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from Independence Plus's investment options subject to the following limitations:

                      OPTION                             OTHER
ACCOUNT OPTION         VALUE         FREQUENCY       RESTRICTIONS
--------------     -------------     ----------   -------------------
Variable:           Up to 100%       Once every          None
                                      365 days
Combination        Up to 100% of     Once every          None
 Fixed and           money in         365 days
 Variable            variable
  Payout:          option payout
Fixed:             Not permitted         --               --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Independence Plus, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.


No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC.)


We will send you a confirmation of the completed transfer within 5 days from the date of your

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Independence Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $5.00 will be deducted on the last day of each calendar quarter following receipt of the first purchase payment during the first Participant Year. After the first Participant Year, the quarterly account maintenance fee is $3.75. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for Independence Plus. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Independence Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
- Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to the lesser of any amount withdrawn that exceeds this 10% limit or the amount of the

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

surrender attributable to Purchase Payments received during the most recent 60 months. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To money applied to provide a Payout Option;
- To death benefits;
- If no Purchase Payments have been received during the 60 months prior to the date of surrender; or
- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if Independence Plus is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and
- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Independence Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Independence Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for AGSPC. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for Independence Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.
  Certain types of retirement programs because of their stability can result in lower administrative costs.
- The nature of your retirement program.
  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

--------------------------------------------------------------------------------

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:
- The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
- The administrative tasks performed by your employer for your retirement program.
  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.
  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.
- The total amount of Purchase Payments to be received for your retirement program.
  Larger Purchase Payments can reduce sales expenses.
- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - A Fixed Account Option (payment is fixed and guaranteed).

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.
- LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

   - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

   - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS of those
Payout Options available
under the Contract,
see the Statement of
Additional Information.

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value             = (EQUALS)            Any
                                            Applicable
                                             Surrender
                                              Charge

  (1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current AGSPC prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement, or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

--------------------------------------------------------------------------------

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
      + (PLUS)                            computed after
Any Surrender Charge                        the written
                         / (DIVIDED BY)     request for
                                           surrender is
                                          received at our
                                            Home Office

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (others contracts) in addition to Independence Plus. We will allow you, under certain conditions, to exchange from one of these other contracts to Independence Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange rights, you should contact your nearest Regional Office. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges

    - Partial exchanges are not permitted.

Additionally, if you have your money in a fixed account of one of the other contracts or in a fixed annuity contract, you must exchange directly into the Fixed Account Options of Independence Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Independence Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Independence Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the Company's SA-1 Contracts for the equivalent units of interest in Independence Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Independence Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Independence Plus from SA-1 Contracts may have surrender charges and account maintenance fees imposed under Independence Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

DEATH BENEFITS
--------------------------------------------------------------------------------

Independence Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Independence Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

- A life annuity;

- A life annuity with payments certain; or

- An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Independence Plus.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:
  Your Account Value on the Date Proof of Death is Received by VALIC

   OR

   100% of Purchase Payments (to Fixed and/or Variable Account Options)

   - (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Independence Plus are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Independence Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Independence
Plus. Investment returns on
Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Independence Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Independence Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Independence
Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Independence Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Independence Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the tables below.

The information presented does not reflect the advantage under Independence Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5)(1)......................  09/06/83        9.05%       9.84%      15.79%      5.63%
AGSPC Capital Conservation (Division 7).....................  01/16/86        5.20        5.49        5.43      (5.87)
AGSPC Government Securities (Division 8)....................  01/16/86        5.11        5.50        4.72      (8.10)
AGSPC International Equities (Division 11)..................  10/02/89        6.14        6.00       11.30      22.84
AGSPC International Government Bond (Division 13)...........  10/01/91        5.84          --        3.40     (11.10)
AGSPC MidCap Index (Division 4)**...........................  10/01/91**     16.05          --       21.04       8.74
AGSPC Money Market (Division 6).............................  01/16/86        4.23        3.73        3.14      (0.99)
AGSPC Small Cap Index (Division 14).........................  05/01/92       12.72          --       14.95      15.05
AGSPC Social Awareness (Division 12)........................  10/02/89       15.50       15.80       26.60      12.42
AGSPC Stock Index (Division 10).............................  04/20/87       14.58       16.38       26.53      14.33


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                    TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5)(1)......................   09/06/83      9.15%      9.94%     16.42%   10.65%
AGSPC Capital Conservation (Division 7).....................   01/16/86      5.30       5.59       6.30    (1.40)
AGSPC Government Securities (Division 8)....................   01/16/86      5.21       5.60       5.61    (3.74)
AGSPC International Equities (Division 11)..................   10/02/89      6.24       6.11      12.02    27.88
AGSPC International Government Bond (Division 13)...........   10/01/91      5.94         --       4.34    (6.88)
AGSPC MidCap Index (Division 4)**...........................   10/01/91**   16.15         --      21.59    13.78
AGSPC Money Market (Division 6).............................   01/16/86      4.33       3.83       4.09     3.71
AGSPC Small Cap Index (Division 14).........................   05/01/92     12.82         --      15.59    20.10
AGSPC Social Awareness (Division 12)........................   10/02/89     15.60      15.91      27.07    17.46
AGSPC Stock Index (Division 10).............................   04/20/87     14.68      16.48      27.00    19.37


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The Division commenced operations on October 13, 1982 as the Capital
    Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                       TABLE III
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5)(1)......................  09/06/83      317.43%      157.96%    113.90%    10.65%
AGSPC Capital Conservation (Division 7).....................  01/16/86      105.66        72.30      35.72     (1.40)
AGSPC Government Securities (Division 8)....................  01/16/86      103.28        72.38      31.39     (3.74)
AGSPC International Equities (Division 11)..................  10/02/89       86.02        80.88      76.42     27.88
AGSPC International Government Bond (Division 13)...........  10/01/91       60.91           --      23.65     (6.88)
AGSPC MidCap Index (Division 4)**...........................  10/01/91**    243.76           --     165.74     13.78
AGSPC Money Market (Division 6).............................  01/16/86       80.74        45.68      22.19      3.71
AGSPC Small Cap Index (Division 14).........................  05/01/92      152.26           --     106.38     20.10
AGSPC Social Awareness (Division 12)........................  10/02/89      341.94       337.56     231.31     17.46
AGSPC Stock Index (Division 10).............................  04/20/87      469.66       359.85     230.40     19.37


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE IV
              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*


           FUND AND DIVISION              1999     1998     1997     1996    1995     1994     1993      1992     1991      1990
           -----------------             ------   ------   ------   ------   -----    -----   ------    ------   ------    ------
AGSPC Asset Allocation (Division
  5)(1)................................   10.65%   17.19%   21.40%    9.99%  23.55%   (2.29)%   8.19%    (1.71)%  20.13%    (3.38)%
AGSPC Capital Conservation (Division
  7)...................................   (1.40)    6.30     7.49     0.75   19.58    (7.04)   10.88      7.55    16.00     (1.28)
AGSPC Government Securities (Division
  8)...................................   (3.74)    7.86     7.83     0.90   16.31    (5.44)    9.70      6.14    13.59      4.91
AGSPC International Equities (Division
  11)..................................   27.88    17.57     1.18     5.75    9.67     6.90    28.58    (14.31)   10.06    (20.90)
AGSPC International Government Bond
  (Division 13)........................   (6.88)   15.92    (5.79)    3.36   17.63     3.42    13.08      2.05     9.05        --
AGSPC MidCap Index (Division 4)**......   13.78    17.80    30.45    17.61   29.24    (4.70)   11.78      8.79    11.63        --
AGSPC Money Market (Division 6)........    3.71     4.12     4.13     3.97    4.51     2.77     1.67      2.22     4.49      6.83
AGSPC Small Cap Index (Division 14)....   20.10    (2.92)   21.18    15.57   26.39    (4.30)   14.77     11.28       --        --
AGSPC Social Awareness (Division 12)...   17.46    26.03    32.52    22.75   37.57    (2.42)    6.84      2.31    26.63     (2.21)
AGSPC Stock Index (Division 10)........   19.37    27.14    31.77    21.53   35.95    (0.30)    8.78      5.58    27.70     (4.83)

                      CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989*

AGSPC Asset Allocation (Division
  5)(1)................................  157.96%  133.14%   98.95%   63.88%  49.00%   20.60%   23.43%    14.08%   16.07%    (3.38)%
AGSPC Capital Conservation (Division
  7)...................................   72.30    74.76    64.40    52.95   51.81    26.95    36.57     23.17    14.52     (1.28)
AGSPC Government Securities (Division
  8)...................................   72.38    79.08    66.02    53.97   52.60    31.20    38.75     26.48    19.17      4.91
AGSPC International Equities (Division
  11)..................................   80.88    41.45    20.31    18.91   12.45     2.53    (4.09)   (25.41)  (12.95)   (20.90)
AGSPC International Government Bond
  (Division 13)........................   60.91    72.80    49.06    58.22   53.08    30.14    25.83     11.28     9.05
AGSPC MidCap Index (Division 4)**......  243.76   202.14   156.48    96.61   67.18    29.36    35.74     21.43    11.63
AGSPC Money Market (Division 6)........   45.68    40.47    34.90    29.55   24.60    19.23    16.02     14.11    11.63      6.83
AGSPC Small Cap Index (Division 14)....  152.26   110.05   116.36    78.54   54.49    22.23    27.72     11.28
AGSPC Social Awareness (Division 12)...  337.56   272.50   195.58   123.04   81.69    32.07    35.34     26.68    23.82     (2.21)
AGSPC Stock Index (Division 10)........  359.85   285.22   202.99   129.94   89.21    39.18    39.60     28.33    21.54     (4.83)


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE
The following terms in Independence Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Independence Plus in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Independence Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Independence Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Independence Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Independence Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
    Section 501(c)(3) tax-exempt organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs and SARSEPs;


  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Independence Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Independence Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Independence Plus is offered and the previous tax characterization of

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - An Independence Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
[BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

--------------------------------------------------------------------------------

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0               (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on AGC's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                   PAGE
                                                   ----
General Information..............................    3
    Marketing Information........................    3
    Types of Variable Annuity Contracts..........    4
Federal Tax Matters..............................    4
    General......................................    4
    Taxes Payable by Participants and
       Annuitants................................    4
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or Public
       Educational Institutions..................    4
    Section 401 Qualified Pension, Profit-Sharing
       or Annuity Plans..........................    5
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs)..........    6
    Simplified Employee Pension Plans............    7
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations.............................    7
    Private Employer Unfunded Deferred
       Compensation Plans........................    7
    Non-Qualified Contracts......................    8
    Fund Diversification.........................    9
Exchange Privilege...............................    9
    General......................................    9
    Differences between New and Existing
       Contracts.................................    9
    Agents' and Managers' Retirement Plan
       Exchange Offer............................   12
    Availability of Offer........................   12
Calculation of Surrender Charge..................   13
    Illustration of Surrender Charge on Total
       Surrender.................................   13
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   14
Purchase Unit Value..............................   15
    Illustration of Calculation of Purchase Unit
       Value.....................................   15
    Illustration of Purchase of Purchase Units...   15
Performance Calculations.........................   16
Money Market Division Yields.....................   16
    Calculation of Current Yield for Money Market
       Division Six..............................   16
    Illustration of Calculation of Current Yield
       Money Market Division Six.................   16
    Calculation of Effective Yield for Money
       Market Division Six.......................   16
    Illustration of Calculation of Effective
       Yield for Money Market Division Six.......   16
Standardized Yield for Divisions Seven, Eight and
  Thirteen.......................................   16



                                                   PAGE
                                                   ----
    Calculation of Standardized Yield for
       Divisions Seven, Eight and Thirteen.......   16
    Illustration of Calculation of Standardized
       Yield for Divisions Seven, Eight and
       Thirteen..................................   16
Calculation of Average Annual Total Return.......   17
Performance Information..........................   18
    Performance Compared to Market Indices.......   18
    Stock Index Division Ten Performance Compared
       to S&P 500 Index..........................   20
    MidCap Index Division Four Performance
       Compared to S&P 500 Index and S&P MidCap
       400 Index.................................   21
    Small Cap Index Division Fourteen Performance
       Compared to Russell 2000(R) Index.........   22
    International Equities Division Eleven
       Performance Compared to EAFE Index........   22
    Social Awareness Division Twelve Performance
       Compared to S&P 500 Index.................   23
    Asset Allocation Division Five Performance
       Compared to S&P 500 Index, Merrill Lynch
       Corporate and Government Master Index and
       Certificate of Deposit Primary Offering by
       New York City Banks, 30 Day Index.........   24
    Capital Conservation Division Seven
       Performance Compared to Merrill Lynch
       Corporate Master Index....................   25
    Government Securities Division Eight
       Performance Compared to Lehman Brothers
       U.S. Treasury Composite Index.............   26
    International Government Bond Division
       Thirteen Performance Compared to Salomon
       Brothers Non-U.S. Dollar World Government
       Bond
       Index.....................................   27
    Money Market Division Six Performance
       Compared to Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index.....................................   28
Payout Payments..................................   29
    Assumed Investment Rate......................   29
    Amount of Payout Payments....................   29
    Payout Unit Value............................   29
    Illustration of Calculation of Payout Unit
       Value.....................................   30
    Illustration of Payout Payments..............   30
Distribution of Variable Annuity Contracts.......   31
Experts..........................................   31
Comments on Financial Statements.................   31

                      [This page intentionally left blank]

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

Participant/Contract Owner Name:

--------------------------------------------------------------------------------

Social Security Number:

--------------------------------------------------------------------------------

Birth Date:

--------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       --------------------------
            Participant/Contract Owner Signature                              Date


Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          INDEPENDENCE PLUS CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A.



                             (Please Print or Type)



------------------------------------------------------------------------------------------------------------------------

Name:                                                        G.A. #
      ----------------------------------------------------          ---------------------------------------------------
Address:                                                     Policy #
        --------------------------------------------------          ---------------------------------------------------

----------------------------------------------------------

Social Security Number:
                       -----------------------------------
------------------------------------------------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


                             AMERICAN GENERAL LOGO]


                                The Variable Annuity Life Insurance Company is a member of American General Financial Group. American General Financial Group is the marketing name for American General
                                Corporation and its subsidiaries.


                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 10855  REV 5/00


         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                             CONTRACT FORM UIT-981

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectus for the Contract Form UIT-981 dated May 1, 2000 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Life Insurance Company (the "Company"), or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Distributor or from its registered sales representatives.

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    4
Federal Tax Matters.............................    4
    General.....................................    4
    Taxes Payable by Participants and
       Annuitants...............................    4
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    4
    Section 401 Qualified Pension,
       Profit-Sharing of Annuity Plans..........    5
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    6
    Simplified Employee Pension Plans...........    7
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    7
    Private Employer Unfunded Deferred
       Compensation Plans.......................    7
    Non-Qualified Contracts.....................    8
    Fund Diversification........................    9
Calculation of Surrender Charge.................    9
    Illustration of Surrender Charge on Total
       Surrender................................    9
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   10
Purchase Unit Value.............................   10
    Illustration of Calculation of Purchase
       Units Value..............................   10
    Illustration of Purchase of Purchase
       Units....................................   10
Performance Calculations........................   11
Money Market Division Yields....................   11
    Calculation of Current Yield for Money
       Market Division Two......................   11
    Illustration of Calculation of Current Yield
       Money Market Division Two................   11
    Calculation of Effective Yield for Money
       Market Division Two......................   11



                                                  PAGE
                                                  ----
    Illustration of Calculation of Effective
       Yield for Money Market Division Two......   11
Standardized Yield for Capital Conservation
  Division One..................................   11
    Calculation of Standardized Yield for
       Capital Conservation Division One........   11
    Illustration of Calculation of Standardized
       Yield for Capital Conservation Division
       One......................................   11
Calculation of Average Annual Total Return......   12
Performance Information.........................   13
    Performance Compared to Market Indices......   13
    Asset Allocation Division Five Performance
       Compared to S&P 500(C) Index, Merrill
       Lynch Corporate and Government Master
       Index and Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index....................................   14
    Capital Conservation Division One
       Performance Compared to Merrill Lynch
       U.S. Corporate High Yield Index and
       Merrill Lynch Corporate Master Index.....   15
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index....................................   16
    Money Market Division Two Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   17
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   18
Payout Payments.................................   19
    Assumed Investment Rate.....................   19
    Amount of Payout Payments...................   19
    Payout Unit Value...........................   19
    Illustration of Calculation of Payout Unit
       Value....................................   20
    Illustration of Payout Payments.............   20
Distribution of Variable Annuity Contracts......   21
Experts.........................................   21
Comments on Financial Statements................   21

                              GENERAL INFORMATION


MARKETING INFORMATION


     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits with the Company have grown from $37,000 in 1956 to more than $4.2 billion as of December 31, 1999. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 2,191,033 accounts as of December 31, 1999. As of December 31, 1999, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1999 the Company's assets totaled more than $47 billion.


     The Company's growth can also be reviewed by examining the growth in each market segment that the Company targets.


     The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.



     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.


     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

TYPES OF VARIABLE ANNUITY

CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

     Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract owners should consult a qualified tax advisor for more complete information. Contract owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS
AND ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and
1999); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55,
(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING
OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.


     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age
59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.


     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES
(OTHER THAN ROTH IRAS)

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i)    are not active participants in another
       retirement plan, and are not married;

(ii)   are not active participants in another
       retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)   your applicable IRA deduction limit.

     You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health insurance premiums are not subject to the penalty tax.

     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax-Free Rollovers. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compensation for plan years beginning after December 31, 1993.


     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,500 ($9,500 prior to 1998; $10,000 in 1998 and 1999), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.


     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION
PLANS OF PUBLIC EMPLOYERS AND
TAX-EXEMPT ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

     Tax-Free Transfers and Rollovers. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax-Free Transfers and Rollovers. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

     Purchase Payments. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income.)

     In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

     If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

     In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.

     Required Distributions. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

     Tax-Free Exchanges. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

     Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.

                              TRANSACTION HISTORY


DATE                                TRANSACTION                                         AMOUNT
----                                -----------                                         ------
2/1/95..........................  Purchase Payment                                     $10,000
2/1/96..........................  Purchase Payment                                       5,000
2/1/97..........................  Purchase Payment                                      15,000
2/1/98..........................  Purchase Payment                                       2,000
7/1/98..........................  Total Purchase Payments (Assumes
                                    Account Value is $38,000)                           32,000
                                                                                        ------


     Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 2/1/95......  $    0
2. Surrender Charge against Purchase Payment of 2/1/96
   (0.05 X $5,000)..........................................  $  250
3. Surrender Charge against Purchase Payment of 2/1/97
   (0.05 X $15,000).........................................  $  750
4. Surrender Charge against Purchase Payment of 2/1/98
   (0.05 X $2,000)..........................................  $  100
    Surrender Charge based on Purchase Payments
   (1 + 2 + 3 + 4)..........................................  $1,100

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

      Account Value at time of surrender                    $ 38,000
      Less 10% not subject to surrender charge                -3,800
                                                            --------
    Subject to surrender charge                               34,200
                                                            X    .05
                                                            --------
    Surrender Charge based on Account Value                 $  1,710   ...............   $1,710
    Surrender Charge is the lesser of a or b                           ...............   $1,100
                                                                                         ------

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

     Example 2.

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


DATE                                TRANSACTION                                         AMOUNT
----                                -----------                                         ------
2/1/95..........................  Purchase Payment                                     $ 4,000
2/1/96..........................  Purchase Payment                                           0
2/1/97..........................  Purchase Payment                                           0
2/1/98..........................  Purchase Payment                                       1,000
7/1/98..........................  Partial Surrender
                                    (Assumes Account Value is $10,000)                   2,500


a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

   10% of $10,000 = $1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 - $1,000 = $1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05) = $50.00.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
       period...............................  $ 1.800000
    2. Value of Fund share, beginning of
       period...............................   21.200000
    3. Change in value of Fund share........     .500000
    4. Gross investment return (3)/(2)......     .023585
    5. Daily separate account fee...........  $  .000027
                                              ----------
    6. Net investment return (4)-(5)........     .023558
                                              ----------
    7. Net investment factor 1.000000+(6)...  $ 1.023558
                                              ----------
    8. Purchase Unit value, end of period
       (1)X(7)..............................  $ 1.842404
                                              ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment......  $  100.00
    2. Purchase Unit value on effective date
       of purchase (see Example 3)..........  $1.800000
    3. Number of Purchase Units purchased
       (1)/(2)..............................     55.556
    4. Purchase Unit value for valuation
       date following purchase (See Example
       3)...................................  $1.842404
                                              ---------
    5. Value of Purchase Units in account
       for valuation date following purchase
       (3)X(4)..............................  $  102.36
                                              ---------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO


                           7-DAY CURRENT YIELD: 4.31%


   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO


                          7-DAY EFFECTIVE YIELD: 4.40%


  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

            STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE CALCULATION OF STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE


     Standardized Yield: 6.31%


               ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD
                     FOR CAPITAL CONSERVATION DIVISION ONE

     Example 7.


     The yield quotation based on a 30-day period ended December 31, 1999, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                        YIELD = 2 [( a - b + 1 )(6) - 1]
                                     -----
                                      cd

     Where:

                 a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b     =   expenses accrued for the period (net of reimbursements)

                 c     =   the average daily number of Purchase Units outstanding
                           during the period

                 d     =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on the Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                               P (1 + T)(n) = ERV

     Where:


                 P     =   a hypothetical initial Purchase Payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV   =   redeemable value at the end of the 1, 5, or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                           beginning of the 1, 5, or 10 year periods (or fractional
                           portion thereof)


     We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 36 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See "How to Review Investment Performance of Separate Account Divisions" and "The Summary of Funds").

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit Values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Purchase Unit Values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations. THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund, will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     Additionally, the performance of a Division from time to time may be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     The performance of Capital Conservation Division One may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of

---------------


** "Standard & Poor's(R)", S&P(R), "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds. 13 which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.

     The performance of MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of Money Market Division Two may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of Stock Index Division Ten may be compared to the record of the Standard & Poor's(C) Corporation ("S&P(C)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(C) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

ASSET ALLOCATION DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX, MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                  ASSET
                                                ALLOCATION
                                                 DIVISION         S&P 500        BLENDED
                                                   FIVE            INDEX         INDEX*
                                                ----------        -------        -------
01/01/90......................................   $10,000          $10,000        $10,000
12/31/90......................................     9,662            9,689         10,221
12/31/91......................................    11,607           12,642         12,556
12/31/92......................................    11,408           13,605         13,467
12/31/93......................................    12,343           14,976         14,773
12/31/94......................................    12,060           15,174         14,772
12/31/95......................................    14,900           20,876         18,819
12/31/96......................................    16,388           25,671         21,422
12/31/97......................................    19,895           34,234         26,122
12/31/98......................................    23,314           44,018         31,313
12/31/99......................................    25,796           53,283         34,750

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Asset Allocation Division Five**..........................   157.96%   113.90%   10.65%
                                                               ------    ------    -----
Benchmark Comparison
               S&P 500 Index................................   432.83%   251.15%   21.05%
                                                               ------    ------    -----
               Blended Index*...............................   247.50%   135.23%   10.98%
                                                               ------    ------    -----


---------------

*  The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

** This Division was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.


CAPITAL CONSERVATION DIVISION ONE PERFORMANCE COMPARED TO MERRILL LYNCH CORPORATE MASTER INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                         CAPITAL
                                                       CONSERVATION       MERRILL LYNCH
                                                         DIVISION        CORPORATE MASTER
                                                           ONE                INDEX
                                                       ------------      ----------------
01/01/90.............................................    $10,000             $10,000
12/31/90.............................................      8,955              10,737
12/31/91.............................................     10,968              12,695
12/31/92.............................................     11,795              13,853
12/31/93.............................................     13,076              15,575
12/31/94.............................................     12,157              15,051
12/31/95.............................................     14,532              18,299
12/31/96.............................................     14,640              18,919
12/31/97.............................................     15,733              20,884
12/31/98.............................................     16,721              22,705
12/31/99.............................................     16,483              22,277


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Capital Conservation Division One*........................    64.83%    35.59%   (1.42)%
                                                               ------     -----    -----
Benchmark Comparison
               Merrill Lynch U.S. Corporate High Yield
                 Index**....................................   178.72%    58.26%    1.57%
               Merrill Lynch Corporate Master Index.........   122.77%    48.01%   (1.89)%
                                                               ------     -----    -----


---------------

*  This Division was initiated on February 11, 1982.


** The Merrill Lynch U.S. Corporate Master Index commenced on October 31, 1984.

MIDCAP INDEX DIVISION FOUR* PERFORMANCE COMPARED TO S&P INDEX AND S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991


                                                MIDCAP
                                                INDEX            S&P             S&P
                                               DIVISION          500          MIDCAP 400
                                                 FOUR           INDEX           INDEX
                                               --------        -------        ----------
10/01/91.....................................  $10,000         $10,000         $10,000
12/31/91.....................................   11,163          10,838          11,229
12/31/92.....................................   12,143          11,664          12,566
12/31/93.....................................   13,574          12,840          14,320
12/31/94.....................................   12,936          13,009          13,806
12/31/95.....................................   16,718          17,898          18,078
12/31/96.....................................   19,661          22,009          21,557
12/31/97.....................................   25,648          29,351          28,506
12/31/98.....................................   30,214          37,739          33,947
12/31/99.....................................   34,376          45,682          38,948


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                           INCEPTION**   5 YEARS   1 YEAR
                                                           -----------   -------   ------
Investment Division
  Division Four..........................................    243.76%     165.74%    13.78%
                                                             ------      ------    ------
Benchmark Comparison
               S&P 500 Index.............................    356.82%     251.15%    21.05%
                                                             ------      ------    ------
               S&P MidCap 400 Index......................    289.48%     182.11%    14.73%
                                                             ------      ------    ------


---------------


* Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote.


** This Division was initiated on October 13, 1982.

MONEY MARKET DIVISION TWO PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                              MONEY
                                                              MARKET
                                                             DIVISION        PRIMARY CD
                                                               TWO             INDEX
                                                             --------        ----------
01/01/90..................................................   $10,000          $10,000
12/31/90..................................................    10,668           10,800
12/31/91..................................................    11,140           11,390
12/31/92..................................................    11,387           11,749
12/31/93..................................................    11,577           12,053
12/31/94..................................................    11,897           12,483
12/31/95..................................................    12,431           13,100
12/31/96..................................................    12,924           13,694
12/31/97..................................................    13,456           14,349
12/31/98..................................................    14,009           15,023
12/31/99..................................................    14,527           15,693


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Money Market Division Two*................................   45.27%     22.11%    3.70%
                                                               -----      -----     ----
Benchmark Comparison
               Primary CD Index.............................   56.93%     25.71%    4.46%
                                                               -----      -----     ----


---------------

* This Division was initiated on February 4, 1982.

STOCK INDEX DIVISION TEN* PERFORMANCE COMPARED TO S&P 500 INDEX**

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                               STOCK
                                                               INDEX
                                                              DIVISION        S&P 500
                                                                TEN            INDEX
                                                              --------        -------
01/01/90....................................................  $10,000         $10,000
12/31/90....................................................    9,579           9,689
12/31/91....................................................   12,545          12,642
12/31/92....................................................   12,874          13,605
12/31/93....................................................   14,004          14,976
12/31/94....................................................   13,962          15,174
12/31/95....................................................   18,978          20,876
12/31/96....................................................   23,061          25,671
12/31/97....................................................   30,386          34,234
12/31/98....................................................   38,630          44,018
12/31/99....................................................   46,112          54,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)


                                                            10 YEARS    5 YEARS    1 YEAR
                                                            --------    -------    ------
Investment Division
  Stock Index Division Ten***...........................     361.12%    230.28%    19.37%
                                                             ------     ------     -----
Benchmark Comparison
               S&P 500 Index............................     432.83%    251.15%    21.05%
                                                             ------     ------     -----


---------------

* Effective May 1, 1992, AGSPC Quality Growth Fund merged with AGSPC Stock Index Fund, and Division Three was renamed Division Ten.

** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400 Index" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

*** This Division was initiated on July 28, 1982.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustments for 3 1/2% Assumed Investment Rate....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00
 2. Purchase Unit value (see Example 3).....................  $ 1.800000
 3. Account Value of Contract (1)X(2).......................  $18,000.00
 4. First monthly Payout Payment per $1,000 of Account
   Value....................................................  $     6.57
 5. First monthly Payout Payment (3)X(4)/1,000..............  $   118.26
 6. Payout Unit value (see Example 8).......................  $  .980000
 7. Number of Payout Units (5)/(6)..........................  $  120.673
 8. Assume Payout Unit value for second month equal to......  $  .997000
 9. Second monthly Payout Payment (7)X(8)...................  $   120.31
10. Assume Payout Unit value for third month equal to.......  $  .953000
11. Third monthly Payout Payment (7)X(10)...................  $   115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Distributor as defined above, an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts").


     Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company ("VAMCO") was the principal underwriter for the Separate Account. Sales commissions paid for 1999 were approximately $24,202; with $0 retained in commissions for that same period.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Company's Separate Account A at December 31, 1999 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions One, Two, Four, Five, and Ten, are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             AMERICAN GENERAL LOGO]


                                    The Variable Annuity Life Insurance Company is a member of American General Financial Group. American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 2620-1 REV 5/00
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                         Recycled Paper  --RECYCLED PAPER LOGO--

                               TABLE OF CONTENTS


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 1999


Report of Independent Auditors...........................................  1
Summary of Financial Statements..........................................  3
Statements of Net Assets.................................................  4
Statements of Operations.................................................  8
Statements of Changes in Net Assets...................................... 14
Notes to Financial Statements............................................ 34
Supplemental Information................................................. 39

                         REPORT OF INDEPENDENT AUDITORS                        1

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, and 48 through 60 inclusive) comprising the Separate Account as of December 31, 1999. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 50, inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from August 26, 1998 (inception) to December 31, 1998; except for divisions 51 through 54, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from September 22, 1998 (inception) to December 31, 1998; and except for divisions 55 through 57, inclusive, for which we have audited the statements of operations and changes in net assets for the period from January 4, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with accounting principles generally accepted in the United States.


                                  /s/ ERNST & YOUNG LLP
                                      -------------------------
                                      ERNST & YOUNG LLP


Houston, Texas
February 22, 2000

                         SUMMARY OF FINANCIAL STATEMENTS                       3

STATEMENT OF NET ASSETS
December 31, 1999


                                                                                             ALL DIVISIONS
                                                                                           ----------------
ASSETS:

Total investment in shares of mutual funds, at market (cost $15,133,600,700) ...........   $ 21,292,842,069
Balance due from VALIC general account, net ............................................         17,655,894
Payable for mutual fund purchases, net .................................................         (4,388,902)
                                                                                           ----------------
NET ASSETS .............................................................................   $ 21,306,109,061
                                                                                           ----------------
Contract Owner Reserves and Capital Surplus:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of
   reinvestment) .......................................................................   $ 21,173,161,490
Reserves for annuity contracts on benefit ..............................................         27,942,008
Capital surplus (Note C) ...............................................................        105,005,563
                                                                                           ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ......................................   $ 21,306,109,061
                                                                                           ----------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

                                                                                            ALL DIVISIONS
                                                                                           ----------------
INVESTMENT INCOME:

Dividends from mutual funds ............................................................   $    200,790,831
                                                                                           ----------------
EXPENSES:

Mortality and expense risk charge ......................................................        182,974,740
Reimbursement of expenses (Note C) .....................................................        (10,256,222)
                                                                                           ----------------
   Total expenses ......................................................................        172,718,518
                                                                                           ----------------
NET INVESTMENT INCOME ..................................................................         28,072,313
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .......................................................        492,418,714
Capital gains distributions from mutual funds ..........................................      1,237,635,279
Net unrealized appreciation of investments during the period ...........................      2,750,587,412
                                                                                           ----------------
   Net realized and unrealized gain on investments .....................................      4,480,641,405
                                                                                           ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $  4,508,713,718
                                                                                           ----------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                           ----------------------------------------
                                                                                               FOR THE                 FOR THE
                                                                                              YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                                           -----------------       ----------------
OPERATIONS:

Net investment income...................................................................   $      28,072,313       $     32,906,355
Net realized gain on investments........................................................         492,418,714            256,062,773
Capital gains distributions from mutual funds...........................................       1,237,635,279            599,950,396
Net unrealized appreciation of investments during the period............................       2,750,587,412          1,171,591,212
                                                                                           -----------------       ----------------
   Increase in net assets resulting from operations ....................................       4,508,713,718          2,060,510,736
                                                                                           -----------------       ----------------
PRINCIPAL TRANSACTIONS:

Purchase payments ......................................................................       2,904,038,286          2,363,611,667
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ....      (1,008,041,123)          (576,063,916)
Annuity benefit payments ...............................................................          (3,151,245)            (2,688,910)
Amounts transferred from VALIC general account, net.....................................         312,589,668            419,275,772
                                                                                           -----------------       ----------------
   Increase in net assets resulting from principal transactions ........................       2,205,435,586          2,204,134,613
                                                                                           -----------------       ----------------
Total increase in net assets............................................................       6,714,149,304          4,264,645,349

NET ASSETS:

Beginning of period.....................................................................      14,591,959,757         10,327,314,408
                                                                                           -----------------       ----------------
End of period...........................................................................   $  21,306,109,061       $ 14,591,959,757
                                                                                           -----------------       ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

4                             FINANCIAL STATEMENTS


                                                                 AGSPC             AGSPC            AGSPC
STATEMENTS OF NET ASSETS                                     INTERNATIONAL         MIDCAP         SMALL CAP
December 31, 1999                                              EQUITIES            INDEX            INDEX
                                                                FUND -             FUND -           FUND -
                                                              DIVISION 11        DIVISION 4       DIVISION 14       DIVISION 10A
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  175,007,894    $  876,866,818    $  241,145,168    $  590,443,067
Balance due from (to) VALIC general account ..............        2,029,474             9,382            27,128          (319,779)
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  176,828,231    $  876,371,622    $  241,010,780    $  574,871,892
Reserves for annuity contracts on benefit ................          209,137           504,578           161,516        15,251,396
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

                                                               AMERICAN         AMERICAN           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        GENERAL          GENERAL           GENERAL            GENERAL
December 31, 1999                                            INTERNATIONAL      LARGE CAP          LARGE CAP          MID CAP
                                                              VALUE FUND -     GROWTH FUND -      VALUE FUND -      GROWTH FUND
                                                              DIVISION 34       DIVISION 39       DIVISION 40       DIVISION 37
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,096,689    $   21,699,827    $    4,473,480    $    7,065,815
Balance due from (to) VALIC general account ..............            2,758            81,423             3,679             5,305
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    1,126,250    $   16,976,274    $      657,997    $    1,243,896
Reserves for annuity contracts on benefit ................             --                --                --                --
 Capital surplus (Note C) ................................        6,973,197         4,804,976         3,819,162         5,827,224
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------


                                                               DREYFUS           NEUBERGER         PUTNAM              PUTNAM
STATEMENTS OF NET ASSETS                                       FOUNDERS           BERMAN           GLOBAL               NEW
December 31, 1999                                               GROWTH           GUARDIAN          GROWTH           OPPORTUNITIES
                                                                FUND -            TRUST -           FUND -              FUND -
                                                              DIVISION 30       DIVISION 29       DIVISION 28       DIVISION 26
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  874,457,709    $   59,467,223    $  495,732,851    $1,014,850,850
Balance due from (to) VALIC general account ..............        1,861,813            50,794         2,263,104         3,449,185
Receivable (payable) for mutual fund sales (purchases) ...         (830,550)          (21,490)       (1,135,006)       (1,827,956)
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  875,377,940    $   59,482,061    $  496,733,062    $1,016,427,721
Reserves for annuity contracts on benefit ................          111,032            14,466           127,887            44,358
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             5

STATEMENTS OF NET ASSETS
December 31, 1999                                                          AGSPC STOCK INDEX FUND
                                                             --------------------------------------------------
                                                              DIVISION 10B      DIVISION 10C      DIVISION 10D
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $   45,355,666    $4,551,706,741    $   59,387,213
Balance due from (to) VALIC general account ..............          (37,562)        1,396,109             4,396
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $   43,269,244    $4,548,703,203    $   59,146,967
Reserves for annuity contracts on benefit ................        2,048,860         4,399,647           244,642
 Capital surplus (Note C) ................................             --                --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------


                                                                                   AGSPC           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        AGSPC             GROWTH &         CENTURY            GENERAL
December 31, 1999                                               GROWTH            INCOME            ULTRA           INTERNATIONAL
                                                                FUND -             FUND -           FUND -          GROWTH FUND -
                                                              DIVISION 15        DIVISION 16      DIVISION 31        DIVISION 33
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $1,218,557,601    $  336,589,500    $1,023,333,380    $    6,847,182
Balance due from (to) VALIC general account ..............          104,803            34,010         3,260,572            11,199
Receivable (payable) for mutual fund sales (purchases) ...             --                --          (1,172,899)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $1,217,972,085    $  336,543,298    $1,024,997,082    $      824,550
Reserves for annuity contracts on benefit ................          690,319            80,212           423,971              --
 Capital surplus (Note C) ................................             --                --                --           6,033,831
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------




STATEMENTS OF NET ASSETS
December 31, 1999
                                                               AMERICAN          AMERICAN          AMERICAN
                                                               GENERAL           GENERAL           GENERAL
                                                               MID CAP          SMALL CAP          SMALL CAP
                                                              VALUE FUND       GROWTH FUND -       VALUE FUND -
                                                              DIVISION 38       DIVISION 35        DIVISION 36
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,329,863    $   16,642,631    $    4,470,644
Balance due from (to) VALIC general account ..............           11,302            71,324             1,032
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    2,264,145    $    7,749,930    $      267,346
Reserves for annuity contracts on benefit ................             --                --                --
 Capital surplus (Note C) ................................        6,077,020         8,964,025         4,204,330
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                             DREYFUS VARIABLE   EVERGREEN         EVERGREEN
                                                             INVESTMENT FUND -  GROWTH AND         SMALL CAP         EVERGREEN
                                                                SMALL CAP        INCOME             VALUE             VALUE
                                                                PORTFOLIO         FUND -            FUND -             FUND -
                                                                DIVISION 18     DIVISION 56       DIVISION 55        DIVISION 57
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  779,491,073    $        6,220    $          243    $        4,388
Balance due from (to) VALIC general account ..............         (127,757)               24                (1)               (3)
Receivable (payable) for mutual fund sales (purchases) ...          242,882              --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  779,288,796    $        6,244    $          242    $        4,385
Reserves for annuity contracts on benefit ................          317,402              --                --                --
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

STATEMENTS OF NET ASSETS
December 31, 1999
                                                              PUTNAM OTC &       SCUDDER
                                                               EMERGING         GROWTH AND       T. ROWE PRICE
                                                               GROWTH            INCOME         SMALL-CAP STOCK
                                                                FUND -            FUND -             FUND -
                                                              DIVISION 27       DIVISION 21        DIVISION 51
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  431,252,004    $  246,635,934    $    8,738,757
Balance due from (to) VALIC general account ..............        1,081,239           293,361            18,110
Receivable (payable) for mutual fund sales (purchases) ...         (671,496)          (20,902)            1,147
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  431,575,216    $  246,812,922    $    8,758,014
Reserves for annuity contracts on benefit ................           86,531            95,471              --
 Capital surplus (Note C) ................................            --                 --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                                                                                     AMERICAN
                                                              TEMPLETON          TEMPLETON         VANGUARD           GENERAL
                                                               FOREIGN         INTERNATIONAL      WINDSOR II         BALANCED
                                                                FUND -             FUND -           FUND -             FUND -
                                                              DIVISION 32        DIVISION 20      DIVISION 24        DIVISION 42
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  336,480,225    $  817,303,148    $  732,870,656    $    9,953,676
Balance due from (to) VALIC general account ..............         (232,426)        1,784,124           243,278            13,511
Receivable (payable) for mutual fund sales (purchases) ...        2,067,517            65,094          (258,676)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  338,261,796    $  818,845,742    $  732,691,320    $    3,280,905
Reserves for annuity contracts on benefit ................           53,520           306,624           163,938             --
 Capital surplus (Note C) ................................             --                --                --           6,686,282
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

6                             FINANCIAL STATEMENTS


                                                                                                                           AGSPC
STATEMENTS OF NET ASSETS                                                 VANGUARD                                        GOVERNMENT
December 31, 1999                                                       WELLINGTON   AGSPC CAPITAL CONSERVATION FUND -   SECURITIES
                                                                           FUND -    ---------------------------------     FUND -
                                                                        DIVISION 25     DIVISION 1     DIVISION 7        DIVISION 8
                                                                       ------------- ----------------  --------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $569,864,636   $ 5,194,143     $ 51,502,808    $ 93,312,643
Balance due from (to) VALIC general account ..........................       (85,749)        9,160           21,200          (7,864)
Receivable (payable) for mutual fund sales (purchases) ...............       265,989            --               --              --
                                                                        ------------   -----------     ------------    ------------
NET ASSETS ...........................................................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $569,823,378   $ 5,199,068     $ 51,524,008    $ 93,304,779
Reserves for annuity contracts on benefit ............................       221,498         4,235               --              --
Capital surplus (Note C) .............................................            --            --               --              --
                                                                        ------------   -----------     ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------


STATEMENTS OF NET ASSETS                                                   AGSPC            AGSPC         AMERICAN
December 31, 1999                                                        SCIENCE &         SOCIAL     GENERAL SOCIALLY
                                                                         TECHNOLOGY       AWARENESS      RESPONSIBLE   AGSPC MONEY
                                                                           FUND -           FUND -          FUND -     MARKET FUND -
                                                                         DIVISION 17     DIVISION 12     DIVISION 41   DIVISION 2
                                                                        --------------   ------------ ---------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $3,406,706,628   $618,968,226    $12,225,981   $4,167,220
Balance due from (to) VALIC general account ..........................       4,735,467        (46,958)        12,104       11,866
Receivable (payable) for mutual fund sales (purchases) ...............              --             --             --           --
                                                                        --------------   ------------    -----------   ----------
NET ASSETS ...........................................................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $3,410,138,310   $618,575,740    $ 4,669,512   $4,179,086
Reserves for annuity contracts on benefit ............................       1,303,785        345,528             --           --
Capital surplus (Note C) .............................................              --             --      7,568,573           --
                                                                        --------------   ------------    -----------   ----------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------


STATEMENTS OF NET ASSETS                                                  VANGUARD          AGSPC
December 31, 1999                                                       LIFESTRATEGY        ASSET         TEMPLETON
                                                                          MODERATE        ALLOCATION      ALLOCATION
                                                                        GROWTH FUND -       FUND -           FUND -
                                                                         DIVISION 53      DIVISION 5      DIVISION 19
                                                                        -------------    -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $  32,046,248    $ 260,891,195   $ 323,940,365
Balance due from (to) VALIC general account ..........................        132,784          162,943        (130,432)
Receivable (payable) for mutual fund sales (purchases) ...............       (110,319)              --        (131,537)
                                                                        -------------    -------------   -------------
NET ASSETS ...........................................................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $  32,068,713    $ 260,830,021   $ 323,294,066
Reserves for annuity contracts on benefit ............................             --          224,117         384,330
Capital surplus (Note C) .............................................             --               --              --
                                                                        -------------    -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             7

STATEMENTS OF NET ASSETS
December 31, 1999                                                            AGSPC         AMERICAN      AMERICAN        AMERICAN
                                                                          INTERNATIONAL     GENERAL      GENERAL         GENERAL
                                                                           GOVERNMENT        CORE        DOMESTIC       HIGH YIELD
                                                                           BOND FUND -    BOND FUND -   BOND FUND -     BOND FUND -
                                                                           DIVISION 13    DIVISION 58   DIVISION 43     DIVISION 60
                                                                          -------------  ------------- -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $ 149,120,828  $   5,168,278 $   1,830,628   $   5,587,119
Balance due from (to) VALIC general account ..........................       (1,784,215)           103         2,420             234
Receivable (payable) for mutual fund sales (purchases) ...............               --             --            --              --
                                                                          -------------  ------------- -------------   -------------
NET ASSETS ...........................................................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 147,282,364  $      65,708 $     563,854   $     149,820
Reserves for annuity contracts on benefit ............................           54,249             --            --              --
Capital surplus (Note C) .............................................               --      5,102,673     1,269,194       5,437,533
                                                                          -------------  ------------- -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

STATEMENTS OF NET ASSETS
December 31, 1999                                                           AMERICAN
                                                                             GENERAL        VANGUARD            VANGUARD
                                                                            STRATEGIC       LONG-TERM           LONG-TERM
                                                                           BOND FUND -    CORPORATE FUND -    TREASURY FUND -
                                                                           DIVISION 59     DIVISION 22          DIVISION 23
                                                                          -------------   ----------------    ---------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $   5,506,171     $  68,263,542      $ 141,856,062
Balance due from (to) VALIC general account ..........................              335           186,923            834,134
Receivable (payable) for mutual fund sales (purchases) ...............               --           (11,709)          (371,585)
                                                                          -------------     -------------      -------------
NET ASSETS ...........................................................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $      38,482     $  68,397,606      $ 142,307,011
Reserves for annuity contracts on benefit ............................               --            41,150             11,600
Capital surplus (Note C) .............................................        5,468,024                --                 --
                                                                          -------------     -------------      -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------


STATEMENTS OF NET ASSETS                                                                     AMERICAN          AMERICAN
December 31, 1999                                                                            GENERAL           GENERAL
                                                                           AGSPC MONEY     MONEY MARKET     CONSERVATIVE GROWTH
                                                                          MARKET FUND -       FUND -          LIFESTYLE FUND -
                                                                           DIVISION 6       DIVISION 44        DIVISION 50
                                                                          -------------    -------------    -------------------

ASSETS:
Investment in shares of mutual funds, at market ......................    $ 459,787,520    $  11,553,720        $   8,699,095
Balance due from (to) VALIC general account ..........................       (4,431,676)          28,543               19,787
Receivable (payable) for mutual fund sales (purchases) ...............               --               --                   --
                                                                          -------------    -------------        -------------
NET ASSETS ...........................................................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 455,339,835    $   6,257,572        $   2,113,653
Reserves for annuity contracts on benefit ............................           16,009               --                   --
Capital surplus (Note C) .............................................               --        5,324,691            6,605,229
                                                                          -------------    -------------        -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------


STATEMENTS OF NET ASSETS                                                     AMERICAN          AMERICAN
December 31, 1999                                                            GENERAL           GENERAL
                                                                              GROWTH         MODERATE GROWTH
                                                                          LIFESTYLE FUND -   LIFESTYLE FUND -
                                                                            DIVISION 48        DIVISION 49
                                                                          ----------------   ----------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $  10,625,442       $  12,526,733
Balance due from (to) VALIC general account ..........................            25,237              42,928
Receivable (payable) for mutual fund sales (purchases) ...............                --                  --
                                                                           -------------       -------------
NET ASSETS ...........................................................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   2,875,158       $   5,505,583
Reserves for annuity contracts on benefit ............................                --                  --
Capital surplus (Note C) .............................................         7,775,521           7,064,078
                                                                           -------------       -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------



STATEMENTS OF NET ASSETS                                                    VANGUARD
December 31, 1999                                                          LIFESTRATEGY       VANGUARD
                                                                           CONSERVATIVE     LIFESTRATEGY
                                                                           GROWTH FUND -    GROWTH FUND -
                                                                            DIVISION 54      DIVISION 52
                                                                           --------------   --------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $   5,319,180    $  24,913,522
Balance due from (to) VALIC general account ..........................           195,040          326,669
Receivable (payable) for mutual fund sales (purchases) ...............          (189,439)        (277,967)
                                                                           -------------    -------------
NET ASSETS ...........................................................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   5,324,781    $  24,962,224
Reserves for annuity contracts on benefit ............................                --               --
Capital surplus (Note C) .............................................                --               --
                                                                           -------------    -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------

8                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 AGSPC             AGSPC               AGSPC
                                                             INTERNATIONAL         MIDCAP            SMALL CAP
                                                               EQUITIES            INDEX               INDEX
                                                                FUND -             FUND -              FUND -
                                                              DIVISION 11        DIVISION 4         DIVISION 14       DIVISION 10A
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $   1,788,128      $   6,878,578      $   2,414,127      $   5,674,702
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................         1,510,709          8,083,887          2,143,563          5,630,338
Reimbursement of expenses ..............................                --                 --                 --                 --
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................         1,510,709          8,083,887          2,143,563          5,630,338
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................           277,419         (1,205,309)           270,564             44,364
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................        10,094,468         54,717,361         15,168,549         50,306,023
Capital gains distributions from mutual funds ..........         8,117,049        194,003,989         21,011,129          4,737,369
Net unrealized appreciation (depreciation)
   of investments during the period ....................        20,902,728       (141,415,147)         4,167,711         45,440,162
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain on investments ........        39,114,245        107,306,203         40,347,389        100,483,554
                                                             -------------      -------------      -------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $  39,391,664      $ 106,100,894      $  40,617,953      $ 100,527,918
                                                             -------------      -------------      -------------      -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                               AMERICAN           AMERICAN            AMERICAN         AMERICAN
                                                               GENERAL            GENERAL             GENERAL           GENERAL
                                                             INTERNATIONAL       LARGE CAP           LARGE CAP          MID CAP
                                                              VALUE FUND -      GROWTH FUND -       VALUE FUND -      GROWTH FUND -
                                                              DIVISION 34        DIVISION 39        DIVISION 40        DIVISION 37
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $      72,614      $       8,826      $      47,885      $          --
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................             2,951             55,394              3,021              4,606
Reimbursement of expenses ..............................              (813)           (22,462)              (988)            (1,410)
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................             2,138             32,932              2,033              3,196
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................            70,476            (24,106)            45,852             (3,196)
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................            50,532            196,164             63,723             21,955
Capital gains distributions from mutual funds ..........           358,216            634,398            650,214            710,827
Net unrealized appreciation (depreciation)
   of investments during the period ....................         2,597,347          3,810,394           (552,152)          (258,735)
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain (loss)on investments ..         3,006,095          4,640,956            161,785            474,047
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $   3,076,571      $   4,616,850      $     207,637      $     470,851
                                                             -------------      -------------      -------------      -------------


(*)Since inception January 4, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                              9



                                                                                                                         AGSPC
                                                                          AGSPC STOCK INDEX FUND -                       GROWTH
                                                                ------------------------------------------------         FUND -
                                                                DIVISION 10B     DIVISION 10C       DIVISION 10D       DIVISION 15
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $   438,856      $  39,607,878      $    576,997      $          --
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................         223,569         38,759,190           572,435         11,859,802
Reimbursement of expenses .................................         (94,122)                --                --                 --
                                                                -----------      -------------      ------------      -------------
 Total expenses ...........................................         129,447         38,759,190           572,435         11,859,802
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................         309,409            848,688             4,562        (11,859,802)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       5,087,126         58,888,546         6,938,320         65,180,424
Capital gains distributions from mutual funds .............         362,359         36,367,266           471,902         50,296,770
Net unrealized appreciation (depreciation)
   of investments during the period .......................       2,257,759        612,628,344         2,683,181        (29,390,145)
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain on investments ...........       7,707,244        707,884,156        10,093,403         86,087,049
                                                                -----------      -------------      ------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 8,016,653      $ 708,732,844      $ 10,097,965      $  74,227,247
                                                                -----------      -------------      ------------      -------------


                                                                   AGSPC                              AMERICAN
                                                                  GROWTH &       AMERICAN CENTURY     GENERAL
                                                                   INCOME            ULTRA          INTERNATIONAL
                                                                   FUND -            FUND -         GROWTH FUND -
                                                                DIVISION 16        DIVISION 31       DIVISION 33
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $  1,240,444      $          --      $    84,670
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................        3,039,334          7,951,342            1,814
Reimbursement of expenses .................................               --         (1,545,916)            (630)
                                                                ------------      -------------      -----------
 Total expenses ...........................................        3,039,334          6,405,426            1,184
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................       (1,798,890)        (6,405,426)          83,486
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       14,837,619          5,962,303           12,371
Capital gains distributions from mutual funds .............       33,787,657         29,663,737          179,573
Net unrealized appreciation (depreciation)
   of investments during the period .......................       13,472,567        227,838,963        2,105,762
                                                                ------------      -------------      -----------
Net realized and unrealized gain on investments ...........       62,097,843        263,465,003        2,297,706
                                                                ------------      -------------      -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 60,298,953      $ 257,059,577      $ 2,381,192
                                                                ------------      -------------      -----------


                                                                 AMERICAN          AMERICAN          AMERICAN       DREYFUS VARIABLE
                                                                  GENERAL           GENERAL           GENERAL       INVESTMENT FUND-
                                                                  MID CAP          SMALL CAP         SMALL CAP         SMALL CAP
                                                                VALUE FUND -     GROWTH FUND -      VALUE FUND -       PORTFOLIO -
                                                                DIVISION 38       DIVISION 35       DIVISION 36        DIVISION 18
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $    39,296      $          --      $     56,427      $     550,577
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................           8,195             17,485             1,592          9,073,382
Reimbursement of expenses .................................          (3,000)            (6,824)             (445)        (1,114,672)
                                                                -----------      -------------      ------------      -------------
Total expenses ............................................           5,195             10,661             1,147          7,958,710
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................          34,101            (10,661)           55,280         (7,408,133)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................         156,954            128,821             6,489         63,772,555
Capital gains distributions from mutual funds .............       1,894,986          1,115,791           145,670                 --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        (764,242)         4,835,156          (493,258)        89,787,753
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain (loss)on investments .....       1,287,698          6,079,768          (341,099)       153,560,308
                                                                -----------      -------------      ------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 1,321,799      $   6,069,107      $   (285,819)     $ 146,152,175
                                                                -----------      -------------      ------------      -------------

                                                                 EVERGREEN          EVERGREEN
                                                                   GROWTH           SMALL CAP         EVERGREEN
                                                                 AND INCOME           VALUE             VALUE
                                                                   FUND -             FUND -            FUND -
                                                                DIVISION 56(*)    DIVISION 55(*)    DIVISION 57(*)
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $         --      $          --      $        11
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................                5                 --                9
Reimbursement of expenses .................................               --                 --               (2)
                                                                ------------      -------------      -----------
Total expenses ............................................                5                 --                7
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................               (5)                --                4
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................               31                 --               --
Capital gains distributions from mutual funds .............                7                 --              262
Net unrealized appreciation (depreciation)
   of investments during the period .......................              370                 --             (319)
                                                                ------------      -------------      -----------
Net realized and unrealized gain (loss)on investments .....              408                 --              (57)
                                                                ------------      -------------      -----------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $        403      $          --      $       (53)
                                                                ------------      -------------      -----------

10                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  DREYFUS         NEUBERGER         PUTNAM           PUTNAM
                                                                 FOUNDERS          BERMAN           GLOBAL             NEW
                                                                  GROWTH          GUARDIAN          GROWTH        OPPORTUNITIES
                                                                   FUND -          TRUST -          FUND -            FUND -
                                                                DIVISION 30      DIVISION 29      DIVISION 28      DIVISION 26
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $     461,168    $          --    $          --
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       7,395,427          763,578        3,336,299        7,275,209
Reimbursement of expenses ..................................      (1,510,809)        (153,822)        (678,613)      (1,481,777)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       5,884,618          609,756        2,657,686        5,793,432
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (5,884,618)        (148,588)      (2,657,686)      (5,793,432)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       4,207,339          232,115        4,532,574        5,405,004
Capital gains distributions from mutual funds ..............     127,949,776       10,764,888       43,772,448       73,606,083
Net unrealized appreciation (depreciation)
   of investments during the period ........................      95,948,371       (6,452,929)     131,823,273      313,953,044
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     228,105,486        4,544,074      180,128,295      392,964,131
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 222,220,868    $   4,395,486    $ 177,470,609    $ 387,170,699
                                                               -------------    -------------    -------------    -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 VANGUARD                                               AGSPC
                                                                WELLINGTON    AGSPC CAPITAL CONSERVATION FUND -      GOVERNMENT
                                                                   FUND -     ---------------------------------   SECURITIES FUND -
                                                                DIVISION 25     DIVISION 1         DIVISION 7         DIVISION 8
                                                               -------------  ---------------    --------------   -----------------

INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,439,202    $     372,745    $   3,588,581    $   5,630,206
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       6,330,047           58,712          562,336        1,043,310
Reimbursement of expenses ..................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       6,330,047           58,712          562,336        1,043,310
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................      14,109,155          314,033        3,026,245        4,586,896
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,861,183          (76,164)           8,827          661,487
Capital gains distributions from mutual funds ..............      28,847,888               --               --               --
Net unrealized depreciation
   of investments during the period ........................     (30,879,706)        (326,155)      (3,853,099)      (9,319,026)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (170,635)        (402,319)      (3,844,272)      (8,657,539)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $  13,938,520    $     (88,286)   $    (818,027)   $  (4,070,643)
                                                               -------------    -------------    -------------    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            11



STATEMENTS OF OPERATIONS                                       PUTNAM OTC &        SCUDDER
For the Year Ended December 31, 1999                             EMERGING        GROWTH AND      T. ROWE PRICE      TEMPLETON
                                                                  GROWTH           INCOME          SMALL-CAP         FOREIGN
                                                                   FUND -          FUND -        STOCK FUND -         FUND -
                                                                DIVISION 27      DIVISION 21      DIVISION 51      DIVISION 32
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $   4,675,796    $      28,773    $   8,916,410
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       2,422,441        3,097,648           49,327        3,329,351
Reimbursement of expenses ..................................        (488,210)        (624,445)              --       (1,967,750)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,934,231        2,473,203           49,327        1,361,601
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,934,231)       2,202,593          (20,554)       7,554,809
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       9,704,876        3,895,314           40,991       (2,951,879)
Capital gains distributions from mutual funds ..............      20,649,440        6,380,872          320,107        2,706,922
Net unrealized appreciation (depreciation)
   of investments during the period ........................     182,753,857         (283,526)       1,008,645       80,764,072
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     213,108,173        9,992,660        1,369,743       80,519,115
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 211,173,942    $  12,195,253    $   1,349,189    $  88,073,924
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                         TEMPLETON       VANGUARD          AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL    WINDSOR II          GENERAL
                                                                   FUND -          FUND -       BALANCED FUND -
                                                                DIVISION 20     DIVISION 24       DIVISION 42
                                                               -------------   -------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,611,275   $  17,860,760    $     196,132
                                                               -------------   -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       9,363,281       9,472,517           12,085
Reimbursement of expenses ..................................              --              --           (4,448)
                                                               -------------   -------------    -------------
   Total expenses ..........................................       9,363,281       9,472,517            7,637
                                                               -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      11,247,994       8,388,243          188,495
                                                               -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................      48,058,679       6,166,843           30,618
Capital gains distributions from mutual funds ..............      71,597,060      67,184,211          432,947
Net unrealized appreciation (depreciation)
   of investments during the period ........................      22,890,344    (144,035,946)         350,211
                                                               -------------   -------------    -------------
Net realized and unrealized gain (loss) on investments .....     142,546,083     (70,684,892)         813,776
                                                               -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 153,794,077   $ (62,296,649)   $   1,002,271
                                                               -------------   -------------    -------------



STATEMENTS OF OPERATIONS                                           AGSPC          AMERICAN         AMERICAN         AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL       GENERAL          GENERAL          GENERAL
                                                                GOVERNMENT          CORE            DOMESTIC       HIGH YIELD
                                                                BOND FUND -      BOND FUND -      BOND FUND -      BOND FUND -
                                                                DIVISION 13      DIVISION 58      DIVISION 43      DIVISION 60
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $   5,352,492    $     321,342    $     100,593    $     491,864
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       1,576,167              483            2,594              937
Reimbursement of expenses ..................................              --             (123)            (907)            (234)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,576,167              360            1,687              703
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................       3,776,325          320,982           98,906          491,161
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,059,581             (446)          (7,296)            (357)
Capital gains distributions from mutual funds ..............         103,421               --               36               --
Net unrealized depreciation
   of investments during the period ........................     (16,515,559)        (380,782)        (139,402)        (333,976)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............     (15,352,557)        (381,228)        (146,662)        (334,333)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ (11,576,232)   $     (60,246)   $     (47,756)   $     156,828
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                        AMERICAN
For the Year Ended December 31, 1999                             GENERAL          VANGUARD         VANGUARD
                                                                STRATEGIC        LONG-TERM         LONG-TERM
                                                                BOND FUND -    CORPORATE FUND -  TREASURY FUND -
                                                                DIVISION 59      DIVISION 22       DIVISION 23
                                                               -------------   ----------------  --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $     414,269    $   4,408,788    $   8,420,055
                                                               -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................             118          825,583        1,766,917
Reimbursement of expenses ..................................             (47)        (168,423)        (354,616)
                                                               -------------    -------------    -------------
   Total expenses ..........................................              71          657,160        1,412,301
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME ......................................         414,198        3,751,628        7,007,754
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................               7         (398,632)        (687,054)
Capital gains distributions from mutual funds ..............              --          410,483        1,589,174
Net unrealized depreciation
   of investments during the period ........................        (211,104)      (8,721,370)     (21,800,390)
                                                               -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (211,097)      (8,709,519)     (20,898,270)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     203,101    $  (4,957,891)   $ (13,890,516)
                                                               -------------    -------------    -------------

12                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                    AGSPC            AGSPC           AMERICAN
                                                                  SCIENCE &         SOCIAL       GENERAL SOCIALLY
                                                                 TECHNOLOGY        AWARENESS       RESPONSIBLE        AGSPC MONEY
                                                                    FUND -           FUND -            FUND -         MARKET FUND -
                                                                 DIVISION 17      DIVISION 12       DIVISION 41        DIVISION 2
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................  $            --   $     4,238,975   $        89,881   $       206,849
                                                              ---------------   ---------------   ---------------   ---------------
EXPENSES:
Mortality and expense risk charge ..........................       19,907,095         5,292,189            16,648            44,475
Reimbursement of expenses ..................................               --                --            (6,574)               --
                                                              ---------------   ---------------   ---------------   ---------------
   Total expenses ..........................................       19,907,095         5,292,189            10,074            44,475
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...............................      (19,907,095)       (1,053,214)           79,807           162,374
                                                              ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       30,613,817         8,179,859            64,508                --
Capital gains distributions from mutual funds ..............      328,749,980        22,439,556           391,925                --
Net unrealized appreciation (depreciation)
   of investments during the period ........................    1,226,217,782        57,407,741         1,103,235                --
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain on investments ............    1,585,581,579        88,027,156         1,559,668                --
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $ 1,565,674,484   $    86,973,942   $     1,639,475   $       162,374
                                                              ---------------   ---------------   ---------------   ---------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  VANGUARD
                                                                LIFESTRATEGY         AGSPC             TEMPLETON
                                                                  MODERATE       ASSET ALLOCATION   ASSET ALLOCATION
                                                                GROWTH FUND -        FUND -              FUND -
                                                                 DIVISION 53       DIVISION 5         DIVISION 19
                                                               ---------------   ---------------   -----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $       770,171   $     6,836,435    $     6,944,378
                                                               ---------------   ---------------    ---------------
EXPENSES:
Mortality and expense risk charge ..........................           159,058         2,472,653          3,749,394
Reimbursement of expenses ..................................                --                --                 --
                                                               ---------------   ---------------    ---------------
   Total expenses ..........................................           159,058         2,472,653          3,749,394
                                                               ---------------   ---------------    ---------------
NET INVESTMENT INCOME ......................................           611,113         4,363,782          3,194,984
                                                               ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...........................            29,492         4,428,516         14,669,025
Capital gains distributions from mutual funds ..............           218,753         4,417,585         38,640,994
Net unrealized appreciation
   of investments during the period ........................         1,470,942        11,930,044          4,197,098
                                                               ---------------   ---------------    ---------------
Net realized and unrealized gain on investments ............         1,719,187        20,776,145         57,507,117
                                                               ---------------   ---------------    ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     2,330,300   $    25,139,927    $    60,702,101
                                                               ---------------   ---------------    ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            13


                                                                                                 AMERICAN
                                                                                 AMERICAN         GENERAL            AMERICAN
                                                                                 GENERAL       CONSERVATIVE           GENERAL
                                                                AGSPC MONEY       MONEY            GROWTH             GROWTH
                                                               MARKET FUND -    MARKET FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
                                                                DIVISION 6      DIVISION 44      DIVISION 50        DIVISION 48
                                                               -------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  16,641,083   $     411,008    $     607,373      $     749,801
                                                               -------------   -------------    -------------      -------------
EXPENSES:
Mortality and expense risk charge ..........................       3,483,010          34,077            8,112              9,678
Reimbursement of expenses ..................................              --          (9,035)          (3,080)            (3,858)
                                                               -------------   -------------    -------------      -------------
   Total expenses ..........................................       3,483,010          25,042            5,032              5,820
                                                               -------------   -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS)................................      13,158,073         385,966          602,341            743,981
                                                               -------------   -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................              --              --          895,570             63,773
Capital gains distributions from mutual funds ..............              --              --        1,025,645            323,571
Net unrealized appreciation (depreciation)
   of investments during the period ........................              --              --       (1,418,604)         1,217,409
                                                               -------------   -------------    -------------      -------------
Net realized and unrealized gain on investments ............              --              --          502,611          1,604,753
                                                               -------------   -------------    -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  13,158,073   $     385,966    $   1,104,952      $   2,348,734
                                                               -------------   -------------    -------------      -------------


                                                                  AMERICAN
                                                                   GENERAL         VANGUARD
                                                                  MODERATE       LIFESTRATEGY       VANGUARD
                                                                   GROWTH        CONSERVATIVE     LIFESTRATEGY
                                                               LIFESTYLE FUND -  GROWTH FUND -    GROWTH FUND -
                                                                 DIVISION 49      DIVISION 54      DIVISION 52
                                                               ----------------  -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................    $     932,507    $     159,968    $     431,935
                                                                -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................           20,370           27,564          123,427
Reimbursement of expenses ..................................           (8,167)              --               --
                                                                -------------    -------------    -------------
   Total expenses ..........................................           12,203           27,564          123,427
                                                                -------------    -------------    -------------
NET INVESTMENT INCOME ......................................          920,304          132,404          308,508
                                                                -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................           83,407             (924)          57,727
Capital gains distributions from mutual funds ..............          389,591           35,147          177,605
Net unrealized appreciation
   of investments during the period ........................          497,038           68,926        2,002,755
                                                                -------------    -------------    -------------
Net realized and unrealized gain on investments ............          970,036          103,149        2,238,087
                                                                -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $   1,890,340    $     235,553    $   2,546,595
                                                                -------------    -------------    -------------

14                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               AGSPC
                                                                       INTERNATIONAL EQUITIES             AGSPC MIDCAP INDEX
                                                                         FUND - DIVISION 11                FUND - DIVISION 4
                                                                    -----------------------------   ------------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER, 31     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) .....................................  $     277,419   $   1,608,036   $  (1,205,309)   $    (689,428)
Net realized gain on investments .................................     10,094,468       4,716,155      54,717,361       26,826,443
Capital gains distributions from mutual funds ....................      8,117,049      11,021,627     194,003,989       69,472,796
Net unrealized appreciation (depreciation)
 of investments during the period ................................     20,902,728       7,346,991    (141,415,147)      30,964,965
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets resulting from operations ....     39,391,664      24,692,809     106,100,894      126,574,776
                                                                    -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     11,942,025      14,604,832      63,479,375       71,049,146
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................     (9,905,756)     (9,033,065)    (51,522,548)     (37,639,412)
Annuity.benefit payments .........................................        (18,915)        (17,602)        (30,425)         (23,570)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................    (12,646,032)    (33,973,374)    (91,656,730)     (40,068,991)
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets
   resulting from principal transactions .........................    (10,628,678)    (28,419,209)    (79,730,328)      (6,682,827)
                                                                    -------------   -------------   -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     28,762,986      (3,726,400)     26,370,566      119,891,949

NET ASSETS:
Beginning of period ..............................................    148,274,382     152,000,782     850,505,634      730,613,685
                                                                    -------------   -------------   -------------    -------------
End of period ....................................................  $ 177,037,368   $ 148,274,382   $ 876,876,200    $ 850,505,634
                                                                    -------------   -------------   -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................    101,811,751     122,716,744     169,039,887      171,065,657
Purchase payments ................................................      7,577,362      10,549,627      12,121,341       16,010,438
Surrenders .......................................................     (6,375,893)     (6,694,955)     (9,823,005)      (8,724,789)
Transfers - interdivision and from (to) VALIC general account ....     (7,974,390)    (24,759,665)    (18,280,774)      (9,311,419)
                                                                    -------------   -------------   -------------    -------------
Total units outstanding, end of period ...........................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------
Units outstanding, by class:
 Standard units ..................................................     94,415,343     101,811,751     151,288,816      169,039,887
 Enhanced units:
  20 bp.reduced ..................................................        348,851              --         523,908               --
  40 bp.reduced ..................................................        274,636              --       1,244,725               --
                                                                    -------------    ------------   -------------    -------------
Accumulation units end of period .................................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------


                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999           1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
Accumulation value per unit:
 Standard unit ...................................................  $    1.860227   $    1.454644   $    5.721920    $    5.029093
 Enhanced unit:
  20 bp.reduced ..................................................       1.898106              --        5.908866               --
  40 bp.reduced ..................................................       1.937488              --        6.116544               --


SEE NOTES TO FINANCIAL STATEMENTS.

                           SEPARATE ACCOUNT A                                 15

                                                                                                       AGSPC STOCK INDEX FUND -
                                                                           AGSPC SMALL CAP          -----------------------------
                                                                      INDEX FUND - DIVISION 14             DIVISION 10A
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE          FOR THE        FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998           1999             1998
                                                                    -------------   -------------   ------------     ------------
OPERATIONS:
Net investment income (loss) .....................................       270,564    $     322,094   $     44,364     $  1,035,631
Net realized gain on investments .................................    15,168,549        8,661,321     50,306,023       36,292,713
Capital gains distributions from mutual funds ....................    21,011,129       18,436,501      4,737,369        2,140,138
Net unrealized appreciation (depreciation)
 of investments during the period ................................     4,167,711      (34,899,835)    45,440,162       82,035,996
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets resulting from operations ....    40,617,953       (7,479,919)   100,527,918      121,504,478
                                                                    ------------    -------------   ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................    23,105,395       28,153,952      2,842,259        4,116,842
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................   (13,990,673)     (11,145,100)   (40,751,241)     (30,874,894)
Annuity benefit payments .........................................        (8,736)          (7,293)    (2,202,048)      (1,996,857)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................   (34,222,314)     (13,919,719)   (18,047,475)     (14,779,077)
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets
    resulting from principal transactions ........................   (25,116,328)       3,081,840    (58,158,505)     (43,533,986)
                                                                    ------------    -------------   ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................    15,501,625       (4,398,079)    42,369,413       77,970,492

NET ASSETS:
Beginning of period ..............................................   225,670,671      230,068,750    547,753,875      469,783,383
                                                                    ------------    -------------   ------------     ------------
End of period ....................................................   241,172,296    $ 225,670,671   $590,123,288     $547,753,875
                                                                    ------------    -------------   ------------     ------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................   107,379,840      106,279,077     23,726,504       25,835,933
Purchase payments ................................................    10,679,162       13,084,095        117,449          206,729
Surrenders .......................................................    (6,306,665)      (5,229,338)    (1,676,844)      (1,549,859)
Transfers - interdivision and from (to) VALIC general account.....   (16,249,038)      (6,753,994)      (745,734)        (766,299)
                                                                    ------------    -------------   ------------     ------------
Total units outstanding, end of period ...........................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------
Units outstanding, by class:
 Standard units ..................................................    94,031,183      107,321,015     21,421,375       23,726,504
 Enhanced units:
  20 bp reduced ..................................................       522,127           58,825             --               --
  40 bp reduced ..................................................       949,989               --             --               --
                                                                    ------------    -------------   ------------     ------------
Accumulation units end of period .................................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------


                                                                                  AGSPC STOCK INDEX FUND -
                                                                             --------------------------------
                                                                                       DIVISION 10B
                                                                             --------------------------------
                                                                               FOR THE              FOR THE
                                                                              YEAR ENDED           YEAR ENDED
                                                                             DECEMBER 31,         DECEMBER 31,
                                                                                1999                  1998
                                                                             -----------          -----------
OPERATIONS:
Net investment income (loss) ............................................    $   309,409          $   358,014
Net realized gain on investments ........................................      5,087,126            2,895,173
Capital gains distributions from mutual funds ...........................        362,359              166,018
Net unrealized appreciation (depreciation)
 of investments during the period .......................................      2,257,759            6,394,969
                                                                             -----------          -----------
  Increase (decrease) in net assets resulting from operations ...........      8,016,653            9,814,174
                                                                             -----------          -----------

PRINCIPAL TRANSACTIONS:
Purchase payments .......................................................        152,691              204,507
Surrenders of accumulation units by terminations,
withdrawals, and maintenance fees .......................................     (4,474,719)          (2,153,577)
Annuity benefit payments ................................................       (371,146)            (327,696)
Amounts transferred interdivision, and from (to)
 VALIC general account ..................................................       (554,251)          (1,934,563)
                                                                             -----------          -----------
  Increase (decrease) in net assets
   resulting from principal transactions ................................     (5,247,425)          (4,211,329)
                                                                             -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      2,769,228            5,602,845

NET ASSETS:
Beginning of period .....................................................     42,548,876           36,946,031
                                                                             -----------          -----------
End of period ...........................................................    $45,318,104          $42,548,876
                                                                             -----------          -----------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..................................      1,131,113            1,256,974
Purchase payments .......................................................          3,915                6,328
Surrenders ..............................................................       (115,209)             (68,344)
Transfers - interdivision and from (to) VALIC general account............        (14,204)             (63,845)
                                                                             -----------          -----------
Total units outstanding, end of period ..................................      1,005,615            1,131,113
                                                                             -----------          -----------
Units outstanding, by class:
 Standard units .........................................................       1,005,615            1,131,113
 Enhanced units:
  20 bp reduced .........................................................             --                   --
  40 bp reduced .........................................................             --                   --
                                                                             -----------          -----------
Accumulation units end of period ........................................      1,005,615            1,131,113
                                                                             -----------          -----------

                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            1999            1998            1999            1998           1999          1998
                                        ------------    ------------    ------------    ------------   ------------  ------------
Accumulation value per unit:
 Standard unit ......................       $2.522643       $2.100506      $26.836368      $22.479709     $43.027665    $35.792019
 Enhanced unit:
  20 bp reduced ......................       2.558263        2.125983              --              --             --            --
  40 bp reduced ......................       2.597863              --              --              --             --            --

16                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         AGSPC STOCK INDEX FUND -
                                                                   ---------------------------------------------------------------
                                                                             DIVISION 10C                     DIVISION 10D
                                                                   --------------------------------    ---------------------------
                                                                       FOR THE          FOR THE          FOR THE        FOR THE
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998             1999           1998
                                                                   --------------    --------------    ------------   ------------
OPERATIONS:
Net investment income (loss) ....................................  $      848,688    $    5,965,482    $     4,562    $   105,740
Net realized gain on investments ................................      58,888,546        21,789,375      6,938,320      4,368,980
Capital gains distributions from mutual funds ...................      36,367,266        13,033,369        471,902        219,975
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     612,628,344       631,036,013      2,683,181      7,900,957
                                                                   --------------    --------------    -----------    -----------
    Increase in net assets resulting from operations ............     708,732,844       671,824,239     10,097,965     12,595,652
                                                                   --------------    --------------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     544,822,404       372,858,039        535,672        654,342
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (226,510,857)     (130,840,043)    (4,345,956)    (3,879,247)
Annuity benefit payments ........................................        (262,614)         (164,035)       (18,611)       (15,905)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................     189,528,934       112,786,439     (3,390,505)    (2,514,825)
                                                                   --------------    --------------    -----------    -----------
    Increase (decrease) in net assets
     resulting from principal transactions ......................     507,577,867       354,640,400     (7,219,400)    (5,755,635)
                                                                   --------------    --------------    -----------    -----------
TOTAL INCREASE IN NET ASSETS ....................................   1,216,310,711     1,026,464,639      2,878,565      6,840,017

NET ASSETS:
Beginning of period .............................................   3,336,792,139     2,310,327,500     56,513,044     49,673,027
                                                                   --------------    --------------    -----------    -----------
End of period ...................................................   4,553,102,850     3,336,792,139    $59,391,609    $56,513,044
                                                                   --------------    --------------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................     698,570,695       615,053,124      6,655,796      7,438,537
Purchase payments ...............................................     102,379,268        85,764,962         65,246         88,428
Surrenders ......................................................     (41,417,044)      (29,978,801)      (477,997)      (521,941)
Transfers - interdivision and from (to) VALIC general account ...       37,936,626        27,731,410       (384,522)      (349,228)
                                                                   --------------    --------------    -----------    -----------
Total units outstanding, end of period ..........................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------
Units outstanding, by class:
  Standard units ................................................     766,975,696       691,680,049      5,858,523      6,655,796
  Enhanced units:
    20 bp reduced ...............................................      18,855,858         6,859,835             --             --
    40 bp reduced ...............................................      11,637,991            30,811             --             --
                                                                   --------------    --------------    -----------    -----------
Accumulation units end of period ................................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          1999            1998           1999            1998
                                                                      ------------    ------------    ------------    ------------
Accumulation value per unit:
  Standard unit .................................................        5.696582      $ 4.772052      $10.095883      $ 8.457722
  Enhanced unit:
    20 bp reduced ...............................................        5.830950        4.875028              --              --
    40 bp reduced ...............................................        5.981762        4.991135              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             AGSPC GROWTH                AGSPC GROWTH & INCOME
                                                                          FUND - DIVISION 15               FUND - DIVISION 16
                                                                   --------------------------------   ----------------------------
                                                                      FOR THE           FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        1999              1998            1999            1998
                                                                   --------------    --------------   ------------    ------------

OPERATIONS:
Net investment income (loss) ...................................   $  (11,859,802)   $  (10,623,737)  $ (1,798,890)   $ (1,424,066)
Net realized gain on investments ...............................       65,180,424        11,720,556     14,837,619      10,494,295
Capital gains distributions from mutual funds ..................       50,296,770        51,517,534     33,787,657      20,275,426
Net unrealized appreciation (depreciation)
  of investments during the period .............................      (29,390,145)      114,925,718     13,472,567       3,996,252
                                                                   --------------    --------------   ------------    ------------
    Increase in net assets resulting from operations ...........       74,227,247       167,540,071     60,298,953      33,341,907
                                                                   --------------    --------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      161,308,154       183,983,180     32,568,050      39,532,854
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (68,528,954)      (45,145,966)   (19,456,775)    (11,951,930)
Annuity benefit payments .......................................          (35,876)          (23,099)        (6,042)         (3,597)
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................     (161,568,773)      (34,517,049)   (22,008,587)    (32,787,298)
                                                                   --------------    --------------   ------------    ------------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      (68,825,449)      104,297,066     (8,903,354)     (5,209,971)
                                                                   --------------    --------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................        5,401,798       271,837,137     51,395,599      28,131,936

NET ASSETS:
Beginning of period ............................................    1,213,260,606       941,423,469    285,227,911     257,095,975
                                                                   --------------    --------------   ------------    ------------
End of period ..................................................   $1,218,662,404    $1,213,260,606   $336,623,510    $285,227,911
                                                                   --------------    --------------   ------------    ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      499,326,366       453,172,490    129,550,695     132,434,555
Purchase payments ..............................................       65,108,607        82,864,073     13,413,749      19,715,398
Surrenders .....................................................      (27,017,879)      (20,670,419)    (7,982,974)     (6,142,924)
Transfers - interdivision and from (to) VALIC general account ..      (65,896,980)      (16,039,778)    (9,286,745)    (16,456,334)
                                                                   --------------    --------------   ------------    ------------
Total units outstanding, end of period .........................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------
Units outstanding, by class:
  Standard units ...............................................      460,108,285       494,997,997    124,329,201     129,550,695
  Enhanced units:
    20 bp reduced ..............................................        8,377,232         4,324,799        660,621              --
    40 bp reduced ..............................................        3,034,597             3,570        704,903              --
                                                                   --------------    --------------   ------------    ------------
Accumulation units end of period ...............................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------


                                                                         AMERICAN CENTURY          AMERICAN GENERAL INTERNATIONAL
                                                                     ULTRA FUND - DIVISION 31        GROWTH FUND - DIVISION 33
                                                                   ------------------------------  ------------------------------
                                                                      FOR THE        FOR THE        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                                                        1999           1998           1999           1998
                                                                   --------------  ------------    ------------  ---------------

OPERATIONS:
Net investment income (loss) ...................................   $   (6,405,426) $ (2,282,917)    $    83,486      $        --
Net realized gain on investments ...............................        5,962,303       473,963         12,371               --
Capital gains distributions from mutual funds ..................       29,663,737    30,532,354        179,573               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................      227,838,963    39,033,600      2,105,762          200,750
                                                                   --------------  ------------    -----------      -----------
    Increase in net assets resulting from operations ...........      257,059,577    67,757,000      2,381,192          200,750
                                                                   --------------  ------------    -----------      -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      209,997,538    95,865,928        407,427               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (30,465,801)   (6,987,387)       (14,716)              --
Annuity benefit payments .......................................           (8,296)       (1,933)            --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................      221,997,706    86,438,332        233,728        3,650,000
                                                                   --------------  ------------    -----------      -----------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      401,521,147   175,314,940        626,439        3,650,000
                                                                   --------------  ------------    -----------      -----------
TOTAL INCREASE IN NET ASSETS ...................................      658,580,724   243,071,940      3,007,631        3,850,750

NET ASSETS:
Beginning of period ............................................      366,840,329   123,768,389      3,850,750               --
                                                                   --------------  ------------    -----------      -----------
End of period ..................................................   $1,025,421,053  $366,840,329    $ 6,858,381      $ 3,850,750
                                                                   --------------  ------------    -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      217,361,127    97,745,282             --               --
Purchase payments ..............................................      109,879,713    63,913,168        349,422               --
Surrenders .....................................................      (15,131,159)   (4,133,151)       (32,064)              --
Transfers - interdivision and from (to) VALIC general account ..      121,450,593    59,835,828        185,196               --
                                                                   --------------  ------------    -----------      -----------
Total units outstanding, end of period .........................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------
Units outstanding, by class:
  Standard units ...............................................      411,119,880   209,221,513        167,387               --
  Enhanced units:
    20 bp reduced ..............................................       20,827,045     8,116,612          5,641               --
    40 bp reduced ..............................................        1,613,349        23,002        329,526               --
                                                                   --------------  ------------    -----------      -----------
Accumulation units end of period ...............................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------
Accumulation value per unit:
  Standard unit ................................................     $ 2.582249     $ 2.428587       2.676995         2.201234
  Enhanced unit:
    20 bp reduced ..............................................       2.608476       2.448443       2.704358               --
    40 bp reduced ..............................................       2.638280       2.471473       2.735261               --


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------

Accumulation value per unit:
  Standard unit ................................................      2.359768      $ 1.685503      $ 1.634943            $ --
  Enhanced unit:
    20 bp reduced ..............................................      2.437771        1.737734        1.639279              --
    40 bp reduced ..............................................      2.527648        1.798208        1.643677              --


SEE NOTES TO FINANCIAL STATEMENTS.

18                            FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AMERICAN GENERAL INTERNATIONAL    AMERICAN GENERAL LARGE CAP
                                                                       VALUE FUND - DIVISION 34        GROWTH FUND - DIVISION 39
                                                                   -------------------------------   -----------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED   AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                                                         1999            1998           1999            1998
                                                                    ------------  ---------------   ------------  ----------------
OPERATIONS:
Net investment income (loss) .....................................  $     70,476   $        5,760   $    (24,106)   $        2,093
Net realized gain on investments .................................        50,532               --        196,164                --
Capital gains distributions from mutual funds ....................       358,216               --        634,398                --
Net unrealized appreciation (depreciation)
 of investments during the period ................................     2,597,347          547,276      3,810,394           695,540
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets resulting from operations ...............     3,076,571          553,036      4,616,850           697,633
                                                                    ------------   --------------   ------------    --------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................       555,334               --      9,704,453                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ........ ......................       (15,637)              --       (287,336)               --
Annuity benefit payments .........................................            --               --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................       330,143        3,600,000      4,199,650         2,850,000
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets
   resulting from principal transactions .........................       869,840        3,600,000     13,616,767         2,850,000
                                                                    ------------   --------------   ------------    --------------
TOTAL INCREASE IN NET ASSETS .....................................     3,946,411        4,153,036     18,233,617         3,547,633

NET ASSETS:
Beginning of period ..............................................     4,153,036               --      3,547,633                --
                                                                    ------------   --------------   ------------    --------------
End of period ....................................................  $  8,099,447   $    4,153,036   $ 21,781,250    $    3,547,633
                                                                    ------------   --------------   ------------    --------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................            --               --             --                --
Purchase payments ................................................       390,550               --      7,178,778                --
Surrenders .......................................................       (16,250)              --       (231,027)               --
Transfers - interdivision and from (to) VALIC general account ....       212,767               --      3,181,787                --
                                                                    ------------   --------------   ------------    --------------
Total units outstanding, end of period ...........................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------
Units outstanding, by class:
 Standard units ..................................................       337,242               --        519,825                --
 Enhanced units:
  20 bp reduced ..................................................       177,255               --         95,862                --
  40 bp reduced ..................................................        72,570               --      9,513,851                --
                                                                    ------------   --------------   ------------    --------------
Accumulation units end of period .................................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------


                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    ------------   --------------   ------------    --------------
Accumulation value per unit:
 Standard unit ...................................................  $   1.915641   $           --   $   1.667518    $           --
 Enhanced unit:
  20 bp reduced ..................................................      1.920710               --       1.671932                --
  40 bp reduced ..................................................      1.925869               --       1.676417                --







SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                           19

                                                                     AMERICAN GENERAL LARGE CAP     AMERICAN GENERAL MID CAP GROWTH
                                                                      VALUE FUND - DIVISION 40           FUND - DIVISION 37
                                                                   ------------------------------   ------------------------------
                                                                     FOR THE       FOR THE PERIOD     FOR THE        FOR THE PERIOD
                                                                    YEAR ENDED    AUGUST 26, 1998    YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     45,852   $        10,224   $     (3,196)  $            --
Net realized gain on investments ................................        63,723                --         21,955                --
Capital gains distributions from mutual funds ...................       650,214                --        710,827                --
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (552,152)          716,526       (258,735)        1,425,600
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............       207,637           726,750        470,851         1,425,600
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................       554,240                --      1,017,137                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (26,803)               --        (14,137)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       115,335         2,900,000        121,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets
   resulting from principal transactions ........................       642,772         2,900,000      1,124,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS.....................................       850,409         3,626,750      1,595,520         5,475,600

NET ASSETS:
Beginning of period .............................................     3,626,750                --      5,475,600                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  4,477,159   $     3,626,750   $  7,071,120   $     5,475,600
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       439,688                --        801,847                --
Surrenders ......................................................       (29,042)               --        (24,159)               --
Transfers - interdivision and from (to) VALIC general account ...        92,844                --         94,239                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       216,072                --        477,094                --
 Enhanced units:
  20 bp reduced .................................................           221                --          1,244                --
  40 bp reduced .................................................       287,197                --        393,589                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------




                                                                   AMERICAN GENERAL MID CAP VALUE      AMERICAN GENERAL SMALL CAP
                                                                           FUND - DIVISION 38           GROWTH FUND - DIVISION 35
                                                                   ------------------------------   ------------------------------
                                                                       FOR THE    FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1999             1998            1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     34,101   $        10,079   $    (10,661)  $            --
Net realized gain on investments ................................       156,954                --        128,821                --
Capital gains distributions from mutual funds ...................     1,894,986           115,562      1,115,791            18,373
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (764,242)          896,569      4,835,156         1,361,100
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............     1,321,799         1,022,210      6,069,107         1,379,473
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     1,350,999                --      2,566,013                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (22,598)               --       (102,973)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       718,756         3,949,999      2,902,335         3,900,000
  Increase in net assets                                           ------------   ---------------   ------------   ---------------
   resulting from principal transactions .........................    2,047,157         3,949,999      5,365,375         3,900,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS......................................    3,368,956         4,972,209     11,434,482         5,279,473

NET ASSETS:
Beginning of period .............................................     4,972,209                --      5,279,473                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  8,341,165   $     4,972,209   $ 16,713,955   $     5,279,473
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       982,289                --      1,718,837                --
Surrenders ......................................................       (28,013)               --        (83,425)               --
Transfers - interdivision and from (to) VALIC general account ...       527,305                --      1,758,419                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       223,437                --        298,665                --
 Enhanced units:
  20 bp reduced .................................................       142,103                --        119,661                --
  40 bp reduced .................................................     1,116,041                --      2,975,505                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------











                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                1999             1998          1999          1998           1999
                             ------------     ------------  ------------  ------------   ------------
Accumulation value per unit:
Standard unit                $   1.302905     $        --   $ 1.423173    $         --   $   1.521699
 Enhanced unit:
  20 bp reduced                  1.306351              --     1.426935              --       1.525696
  40 bp reduced                  1.309860              --     1.430763              --       1.529814


                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                1998             1999          1998
                             ---------------  ------------  ------------
Accumulation value per unit:
 Standard unit               $           --   $   2.272711  $         --
 Enhanced unit:
  20 bp reduced                          --       2.278700            --
  40 bp reduced                          --       2.284815            --

20                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  DREYFUS VARIABLE INVESTMENT FUND-
                                                                    AMERICAN GENERAL SMALL CAP         SMALL CAP PORTFOLIO-
                                                                     VALUE FUND - DIVISION 36               DIVISION 18
                                                                   ----------------------------   ---------------------------------
                                                                     FOR THE    FOR THE PERIOD       FOR THE          FOR THE
                                                                    YEAR ENDED  AUGUST 26, 1998     YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999          1998              1999             1998
                                                                   -----------  ---------------    ------------    -------------
OPERATIONS:
Net investment income (loss) ....................................  $    55,280    $    13,079     $  (7,408,133)   $  (9,100,355)
Net realized gain on investments ................................        6,489             --        63,772,555       19,673,784
Capital gains distributions from mutual funds ...................      145,670         51,644                --       15,549,964
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     (493,258)       585,384        89,787,753      (67,338,458)
                                                                   -----------    -----------     -------------    -------------
     Increase (decrease) in net assets
       resulting from operations ................................     (285,819)       650,107       146,152,175      (41,215,065)
                                                                   -----------    -----------     -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      204,028             --        80,558,331      136,010,701
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (1,545)            --       (48,924,631)     (37,151,392)
Annuity benefit payments ........................................           --             --           (17,577)         (12,769)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       54,906      3,849,999      (200,169,015)    (105,448,868)
                                                                   -----------    -----------     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      257,389      3,849,999      (168,552,892)      (6,602,328)
                                                                   -----------    -----------     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (28,430)     4,500,106       (22,400,717)     (47,817,393)

NET ASSETS:
Beginning of period .............................................    4,500,106             --       802,006,915      849,824,308
                                                                   -----------    -----------     -------------    -------------
End of period ...................................................  $ 4,471,676    $ 4,500,106     $ 779,606,198    $ 802,006,915
                                                                   -----------    -----------     -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --             --       474,215,229      479,851,525
Purchase payments ...............................................      206,905             --        45,083,201       78,837,263
Surrenders ......................................................      (12,171)            --       (28,155,056)     (22,827,377)
Transfers - interdivision and from (to) VALIC general account ...       52,250             --      (113,572,602)     (61,646,182)
                                                                   -----------    -----------     -------------    -------------
Total units outstanding, end of period ..........................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      166,013             --       351,855,473      474,215,229
  Enhanced units:
    20 bp reduced ...............................................          232             --         2,046,085               --
    40 bp reduced ...............................................       80,739             --        23,669,214               --
                                                                   -----------    -----------     -------------    -------------
Accumulation units end of period ................................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------


                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999          1998              1999            1998
                                                                   -----------  ---------------    ------------    -------------
Accumulation value per unit:
  Standard unit ................................................     $1.080558    $        --     $    2.059431    $    1.690786
  Enhanced unit:
    20 bp reduced ..............................................      1.083393             --          2.089527               --
    40 bp reduced ..............................................      1.086316             --          2.128984               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            21


                                                                     EVERGREEN GROWTH AND INCOME       EVERGREEN SMALL CAP VALUE
                                                                          FUND-DIVISION 56                 FUND-DIVISION 55
                                                                   -------------------------------   -----------------------------
                                                                   FOR THE PERIOD       FOR THE     FOR THE PERIOD      FOR THE
                                                                   JANUARY 4, 1999     YEAR ENDED   JANUARY 4, 1999    YEAR ENDED
                                                                   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------  -------------
OPERATIONS:
Net investment income (loss) ....................................  $            (5)  $          --  $            --  $          --
Net realized gain on investments ................................               31              --               --             --
Capital gains distributions from mutual funds ...................                7              --               --             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................              370              --                              --
                                                                   ---------------   -------------  ---------------  -------------
     Increase (decrease) in net assets
       resulting from operations ... ............................              403              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            5,841              --              242             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --               --             --
Annuity benefit payments ........................................               --              --               --             --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            5,841              --              242             --
                                                                   ---------------   -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            6,244              --              242             --

NET ASSETS:
Beginning of period .............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
End of period ...................................................  $         6,244   $          --  $           242  $          --
                                                                   ---------------   -------------  ---------------  -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --               --             --
Purchase payments ...............................................            5,510              --              244             --
Surrenders ......................................................               --              --               --             --
Transfers - interdivision and from (to) VALIC general account ...               (9)             --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Total units outstanding, end of period ..........................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------
Units outstanding, by class:
  Standard units ................................................              175              --              244             --
  Enhanced units:
    20 bp reduced ...............................................            5,326              --               --             --
    40 bp reduced ...............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Accumulation units end of period ................................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------

                                                                           EVERGREEN VALUE               DREYFUS FOUNDERS GROWTH
                                                                          FUND-DIVISION 57                   FUND-DIVISION 30
                                                                   -------------------------------  -------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE         FOR THE
                                                                   JANUARY 4, 1999    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998             1999             1998
                                                                   ---------------   -------------  ---------------   -------------
OPERATIONS:
Net investment income (loss) ....................................  $             4   $          --  $    (5,884,618)  $  (2,702,478)
Net realized gain on investments ................................               --              --        4,207,339         669,679
Capital gains distributions from mutual funds ...................              262              --      127,949,776      21,151,616
Net unrealized appreciation (depreciation)
  of investments during the period ..............................             (319)             --       95,948,371      42,627,883
                                                                   ---------------   -------------  ---------------   -------------
     Increase (decrease) in net assets
       resulting from operations ................................              (53)             --      222,220,868      61,746,700
                                                                   ---------------   -------------  ---------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            4,435              --      179,626,688     117,393,497
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --      (27,384,768)     (9,478,330)
Annuity benefit payments ........................................               --              --           (2,237)         (1,096)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................                3              --       88,107,501      72,791,918
                                                                   ---------------   -------------  ---------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            4,438              --      240,347,184     180,705,989
                                                                   ---------------   -------------  ---------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            4,385              --      462,568,052     242,452,689

NET ASSETS:
Beginning of period .............................................               --              --      412,920,920     170,468,231
                                                                   ---------------   -------------  ---------------   -------------
End of period ...................................................  $         4,385   $          --  $   875,488,972   $ 412,920,920
                                                                   ---------------   -------------  ---------------   -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --      258,511,009     132,167,162
Purchase payments ...............................................            4,240              --      100,769,102      80,460,723
Surrenders ......................................................               --              --      (14,640,042)     (6,588,832)
Transfers - interdivision and from (to) VALIC general account ...               --              --       52,174,839      52,471,956
                                                                   ---------------   -------------  ---------------   -------------
Total units outstanding, end of period ..........................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------
Units outstanding, by class:
  Standard units ................................................            4,240              --      357,129,398     250,777,959
  Enhanced units:
    20 bp reduced ...............................................               --              --       16,160,159       7,720,189
    40 bp reduced ...............................................               --              --       23,525,351          12,861
                                                                   ---------------   -------------  ---------------   -------------
Accumulation units end of period ................................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999             1998
                                                                   ---------------   -------------  ---------------  -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.132919   $          --  $      0.995515  $          --
  Enhanced unit:
    20 bp reduced ...............................................         1.135195              --               --             --
    40 bp reduced ...............................................               --              --               --             --


                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------   -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.034113   $          --  $      2.196620   $    1.595913
  Enhanced unit:
    20 bp reduced ...............................................               --              --         2.252548        1.633282
    40 bp reduced ...............................................               --              --         2.316600        1.676366

22                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         NEUBERGER BERMAN               PUTNAM GLOBAL GROWTH
                                                                    GUARDIAN TRUST-DIVISION 29           FUND - DIVISION 28
                                                                 ----------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999              1998
                                                                 -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (148,588)   $    (316,186)   $  (2,657,686)   $    (417,807)
Net realized gain (loss) on investments .......................        232,115          447,267        4,532,574          107,190
Capital gains distributions from mutual funds .................     10,764,888        5,112,104       43,772,448        4,089,731
Net unrealized appreciation (depreciation)
  of investments during the period ............................     (6,452,929)      (5,621,588)     131,823,273       21,600,190
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets resulting from
        operations. ...........................................      4,395,486         (378,403)     177,470,609       25,379,304
                                                                 -------------    -------------    -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................     12,562,405       18,727,026       77,466,315       45,226,423
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (3,739,131)      (1,971,281)     (10,501,490)      (3,310,436)
Annuity benefit payments ......................................            (67)            --             (4,995)          (2,617)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................    (15,092,015)      (1,314,316)      89,335,469       36,967,959
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (6,268,808)      15,441,429      156,295,299       78,881,329
                                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (1,873,322)      15,063,026      333,765,908      104,260,633

NET ASSETS:
Beginning of period ...........................................     61,369,849       46,306,823      163,095,041       58,834,408
                                                                 -------------    -------------    -------------    -------------
End of period .................................................  $  59,496,527    $  61,369,849    $ 496,860,949    $ 163,095,041
                                                                 =============    =============    =============    =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     46,274,070       35,406,663      107,627,792       49,548,732
Purchase payments .............................................      8,823,454       13,737,161       45,014,503       32,447,084
Surrenders ....................................................     (2,554,943)      (1,683,029)      (5,810,559)      (2,408,897)
Transfers-interdivision and from (to) VALIC general account....    (10,782,486)      (1,186,725)      53,893,181       28,040,873
                                                                 -------------    -------------    -------------    -------------
Total units outstanding, end of period ........................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============
Units outstanding, by class:
  Standard units ..............................................     40,241,067       45,261,146      181,916,991      101,468,260
  Enhanced units:
    20 bp reduced .............................................      1,406,229        1,012,671       11,313,375        6,153,771
    40 bp reduced .............................................        112,799              253        7,494,551            5,761
                                                                 -------------    -------------    -------------    -------------
Accumulation units end of period ..............................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============

                                                                 DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999             1998
                                                                 -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit ...............................................  $    1.422424    $    1.324970    $    2.465895    $    1.512865
  Enhanced unit:
    20 bp reduced .............................................       1.471857         1.368269         2.530785         1.549587
    40 bp reduced .............................................       1.528673         1.418252         2.603644         1.591007

SEE NOTES TO FINANCIAL STATEMENTS.

                            SEPARATE ACCOUNT A                              23

                                                                 PUTNAM NEW OPPORTUNITIES FUND-       PUTNAM OTC & EMERGING GROWTH
                                                                            DIVISION 26                   FUND - DIVISION 27
                                                                 -------------------------------     ------------------------------
                                                                    FOR THE           FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1999             1998              1999           1998
                                                                 --------------    -------------     ------------   -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (5,793,432) $    (2,691,328) $   (1,934,231)  $   3,286,141
Net realized gain (loss) on investments .......................        5,405,004          872,455       9,704,876        (332,944)
Capital gains distributions from mutual funds .................       73,606,083       12,546,729      20,649,440              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................      313,953,044       53,605,222     182,753,857       9,278,020
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      387,170,699       64,333,078     211,173,942      12,231,217
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      156,130,519      108,017,017      40,430,971      36,165,527
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................      (25,813,365)      (8,784,234)     (8,888,544)     (4,499,407)
Annuity benefit payments ......................................             (896)            (575)         (2,730)         (2,072)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................       86,572,168       84,011,090      46,636,113         960,600
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................      216,888,426      183,243,298      78,175,810      32,624,648
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      604,059,125      247,576,376     289,349,752      44,855,865

NET ASSETS:
Beginning of period ...........................................      412,412,954      164,836,578     142,311,995      97,456,130
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $ 1,016,472,079  $   412,412,954  $  431,661,747   $ 142,311,995
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................      291,260,021      143,395,066     132,559,704      99,785,041
Purchase payments .............................................       96,163,717       85,839,361      28,703,809      36,257,228
Surrenders ....................................................      (15,044,221)      (6,337,162)     (6,296,909)     (4,704,400)
Transfers-interdivision and from (to) VALIC general account ...       54,303,091       68,362,756      23,934,549       1,221,835
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................      386,064,440      280,523,297     170,725,977     129,463,792
  Enhanced units:
    20 bp reduced .............................................       19,231,737       10,725,927       6,570,152       3,092,839
    40 bp reduced .............................................       21,386,431           10,797       1,605,024           3,073
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============

                                                                        SCUDDER GROWTH AND              T. ROWE PRICE SMALL-CAP
                                                                     INCOME FUND - DIVISION 21          STOCK FUND - DIVISION 51
                                                                 -------------------------------     -------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED    OCTOBER 22, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998              1999             1998
                                                                 --------------    -------------     ------------   ----------------
OPERATIONS:
Net investment income (loss) ..................................  $    2,202,593   $    2,680,972   $      (20,554)  $          --
Net realized gain (loss) on investments .......................       3,895,314        1,067,960           40,991              --
Capital gains distributions from mutual funds .................       6,380,872       17,737,903          320,107              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................        (283,526)     (15,926,329)       1,008,645              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      12,195,253        5,560,506        1,349,189              --
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      54,245,118       79,800,185        5,952,689             139
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (13,753,656)      (7,670,739)        (196,858)             --
Annuity benefit payments ......................................          (4,562)          (3,718)              --              --
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................     (53,742,268)      34,897,873        1,652,855              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (13,255,368)     107,023,601        7,408,686             139
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (1,060,115)     112,584,107        8,757,875             139
                                                                 ===============  ===============  ==============   =============
NET ASSETS:
Beginning of period ...........................................     247,968,508      135,384,401              139              --
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $  246,908,393   $  247,968,508   $    8,758,014   $         139
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     164,312,979       94,225,984              122              --
Purchase payments .............................................      34,048,172       51,892,138        5,428,689             122
Surrenders ....................................................      (8,263,310)      (5,008,156)        (169,605)             --
Transfers-interdivision and from (to) VALIC general account ...     (34,611,633)      23,203,013        1,484,376              --
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................     146,888,390      159,815,811          821,977             122
  Enhanced units:
   20 bp reduced ..............................................       6,367,461        4,494,004          249,245              --
   40 bp reduced ..............................................       2,230,357            3,164        5,672,360              --
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============


                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $      2.376261  $      1.415175  $     2.408872   $    1.072660
  Enhanced unit:
    20 bp reduced .............................................         2.414279         1.434946        2.471391        1.098295
    40 bp reduced .............................................         2.459834         1.459115        2.542500        1.127653



                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $     1.584519   $     1.507724   $     1.293095   $    1.141049
  Enhanced unit:
    20 bp reduced .............................................        1.623952         1.542160         1.296356              --
    40 bp reduced .............................................        1.670148         1.582856         1.299637              --

24                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL
                                                                          FUND - DIVISION 32                FUND - DIVISION 20
                                                                   ------------------------------    ------------------------------
                                                                     FOR THE          FOR THE          FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999             1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ...........................................  $   7,554,809    $   3,763,468    $  11,247,994    $   7,944,373
Net realized gain (loss) on investments .........................     (2,951,879)      (1,076,896)      48,058,679       52,533,310
Capital gains distributions from mutual funds ...................      2,706,922       17,280,633       71,597,060       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     80,764,072      (34,315,820)      22,890,344      (37,039,574)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from
      operations ................................................     88,073,924      (14,348,615)     153,794,077       55,341,948
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     56,633,360       72,575,285       86,045,632      114,632,129
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (13,184,454)      (7,939,318)     (46,576,624)     (35,093,007)
Annuity benefit payments ........................................         (2,321)          (1,991)         (11,559)          (9,179)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (11,673,466)     (12,669,089)    (143,595,363)     (95,114,875)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................     31,773,119       51,964,887     (104,137,914)     (15,584,932)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................    119,847,043       37,616,272       49,656,163       39,757,016

NET ASSETS:
Beginning of period .............................................    218,468,273      180,852,001      769,496,203      729,739,187
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 338,315,316    $ 218,468,273    $ 819,152,366    $ 769,496,203
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    204,065,916      159,201,107      452,419,089      463,174,350
Purchase payments ...............................................     44,888,381       63,265,244       46,775,532       65,837,726
Surrenders ......................................................     (9,883,393)      (7,600,467)     (25,556,432)     (21,321,029)
Transfers - interdivision and from (to) VALIC general account ...    (10,739,081)     (10,799,968)     (79,846,982)     (55,271,958)
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    219,168,378      198,626,024      372,176,780      452,419,089
  Enhanced units:
    20 bp reduced ...............................................      8,660,425        5,437,288        2,084,490               --
    40 bp reduced ...............................................        503,020            2,604       19,529,937               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------

                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999            1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit .................................................  $    1.479830    $    1.069704    $    2.076148    $    1.700398
  Enhanced unit:
    20 bp reduced ...............................................       1.517785         1.094954         2.105759               --
    40 bp reduced ...............................................       1.560956         1.123840         2.138370               --


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             25



                                                                         VANGUARD WINDSOR II            AMERICAN GENERAL BALANCED
                                                                          FUND - DIVISION 24                FUND - DIVISION 42
                                                                   ------------------------------    -------------------------------
                                                                      FOR THE          FOR THE          FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                                                       1999              1998            1999              1998
                                                                   -------------    -------------    -------------   ---------------
OPERATIONS:
Net investment income ...........................................  $   8,388,243    $   5,622,515    $     188,495    $      29,084
Net realized gain (loss) on investments .........................      6,166,843        1,366,076           30,618               --
Capital gains distributions from mutual funds ...................     67,184,211       51,898,120          432,947           34,051
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (144,035,946)         278,987          350,211          805,536
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations..    (62,296,649)      59,165,698        1,002,271          868,671
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    213,954,582      172,075,011        1,574,236               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (40,354,240)     (18,029,126)         (60,039)              --
Annuity benefit payments ........................................         (9,743)          (6,802)              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (29,853,674)     162,813,002        1,582,048        5,000,000
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................    143,736,925      316,852,085        3,096,245        5,000,000
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................     81,440,276      376,017,783        4,098,516        5,868,671


NET ASSETS:
Beginning of period .............................................    651,414,982      275,397,199        5,868,671               --
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 732,855,258    $ 651,414,982    $   9,967,187    $   5,868,671
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    386,567,704      187,929,868               --               --
Purchase payments ...............................................    122,755,122      105,145,249        1,250,285               --
Surrenders ......................................................    (22,363,367)     (10,145,505)         (58,555)              --
Transfers - interdivision and from (to) VALIC general account ...    (20,680,140)     103,638,092        1,277,373               --
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    426,529,299      372,737,595          461,870               --
  Enhanced units:
    20 bp reduced ...............................................     20,846,053       13,800,156           38,339               --
    40 bp reduced ...............................................     18,903,967           29,953        1,968,894               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------   ---------------

                                                                          VANGUARD WELLINGTON
                                                                            FUND-DIVISION 25
                                                                    ------------------------------
                                                                       FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1999            1998
                                                                    -------------    -------------
OPERATIONS:
Net investment income ...........................................    $  14,109,155    $   8,146,899
Net realized gain (loss) on investments .........................        1,861,183          453,710
Capital gains distributions from mutual funds ...................       28,847,888       30,281,535
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      (30,879,706)     (13,016,167)
                                                                     -------------    -------------
    Increase (decrease) in net assets resulting from ............       13,938,520       25,865,977
                                                                     -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      149,843,118      128,896,516
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (29,503,291)     (11,075,983)
Annuity benefit payments ........................................           (4,939)          (1,770)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       29,260,803      106,781,378
                                                                     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      149,595,691      224,600,141
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................      163,534,211      250,466,118


NET ASSETS:
Beginning of period .............................................      406,510,665      156,044,547
                                                                     -------------    -------------
End of period ...................................................    $ 570,044,876    $ 406,510,665
                                                                     -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      273,485,784      116,429,781
Purchase payments ...............................................       96,236,923       87,356,196
Surrenders ......................................................      (18,147,782)      (6,659,976)
Transfers - interdivision and from (to) VALIC general account ...       19,135,718       76,359,783
                                                                     -------------    -------------
Total units outstanding, end of period ..........................      370,710,643      273,485,784
                                                                     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      328,701,408      253,840,498
  Enhanced units:
    20 bp reduced ...............................................       28,195,817       19,636,072
    40 bp reduced ...............................................       13,813,418            9,214
                                                                     -------------    -------------
Accumulation units end of period ................................      370,710,643      273,485,784
                                                                     -------------    -------------


                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999              1998             1999            1998
                                                                   -------------    -------------    -------------   ---------------
Accumulation value per unit:
  Standard unit .................................................  $    1.566008    $    1.683226    $    1.323103   $            --
  Enhanced unit:
    20 bp reduced ...............................................       1.606241         1.723020         1.326598                --
    40 bp reduced ...............................................       1.653581         1.770257         1.330160                --


                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          1999              1998
                                                                      -------------    -------------
Accumulation value per unit:
  Standard unit .................................................     $    1.528992    $    1.482836
  Enhanced unit:
    20 bp reduced ...............................................          1.580569         1.529797
    40 bp reduced ...............................................          1.641601         1.585688

26                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                    AGSPC CAPITAL CONSERVATION FUND -
                                                                      --------------------------------------------------------
                                                                              DIVISION 1                    DIVISION 7
                                                                      ---------------------------  ---------------------------
                                                                         FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998          1999            1998
                                                                      ------------   ------------  -------------   -------------
OPERATIONS:
Net investment income ..............................................  $   314,033    $   338,175    $ 3,026,245    $ 3,124,808
Net realized gain (loss) on investments ............................      (76,164)        12,194          8,827        413,199
Capital gains distributions from mutual funds ......................           --             --             --             --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (326,155)        35,832     (3,853,099)       (35,856)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets resulting from operations ....      (88,286)       386,201       (818,027)     3,502,151
                                                                      -----------    -----------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................       28,773        146,532      5,665,099      7,027,648
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (602,665)      (562,370)    (5,161,343)    (3,833,561)
Annuity benefit payments ...........................................         (539)          (455)            --             --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................     (433,773)       (97,641)    (8,133,261)    (2,143,426)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets
      resulting from principal transactions ........................   (1,008,204)      (513,934)    (7,629,505)     1,050,661
                                                                      -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................   (1,096,490)      (127,733)    (8,447,532)     4,552,812

NET ASSETS:
Beginning of period ................................................    6,299,793      6,427,526     59,971,540     55,418,728
                                                                      -----------    -----------    -----------    -----------
End of period ......................................................  $ 5,203,303    $ 6,299,793    $51,524,008    $59,971,540
                                                                      -----------    -----------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................    1,689,443      1,831,961     28,751,662     28,242,598
Purchase payments ..................................................        7,625         40,472      2,709,678      3,402,874
Surrenders .........................................................     (163,729)      (155,629)    (2,465,503)    (1,879,505)
Transfers - interdivision and from (to) VALIC general account ......     (117,926)       (27,361)    (3,955,874)    (1,014,305)
                                                                      -----------    -----------    -----------    -----------
Total units outstanding, end of period .............................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------
Units outstanding, by class:
  Standard units ...................................................    1,415,413      1,689,443     24,749,727     28,751,662
  Enhanced units:
    20 bp reduced ..................................................           --             --         95,480             --
    40 bp reduced ..................................................           --             --        194,756             --
                                                                      -----------    -----------    -----------    -----------
Accumulation units end of period ...................................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------

                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999            1998           1999           1998
                                                                      ------------   ------------  -------------   -------------
Accumulation value per unit:
  Standard unit ....................................................    $3.673180      $3.726168      $2.056559      $2.085846
  Enhanced unit:
    20 bp reduced ..................................................           --             --       2.112183             --
    40 bp reduced ..................................................           --             --       2.172271             --


SEE NOTES TO FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT A                             27


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         AGSPC GOVERNMENT SECURITIES
                                                                              FUND - DIVISION 8
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999             1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   4,586,896    $   4,468,159
Net realized gain (loss) on investments ............................        661,487        1,352,903
Capital gains distributions from mutual funds ......................             --               --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (9,319,026)       1,437,930
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....     (4,070,643)       7,258,992
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     11,734,225       12,902,909
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,010,978)      (5,395,424)
Annuity benefit payments ...........................................             --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (18,810,222)      10,528,632
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (16,086,975)      18,036,117
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (20,157,618)      25,295,109

NET ASSETS:
Beginning of period ................................................    113,462,397       88,167,288
                                                                      -------------    -------------
End of period ......................................................  $  93,304,779    $ 113,462,397
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     53,729,671       45,034,894
Purchase payments ..................................................      5,561,118        6,558,071
Surrenders .........................................................     (4,281,237)      (2,679,928)
Transfers - interdivision and from (to) VALIC general account ......     (9,134,505)       4,816,634
                                                                      -------------    -------------
Total units outstanding, end of period .............................     45,875,047       53,729,671
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     45,292,728       53,729,671
  Enhanced units:
    20 bp reduced ..................................................        243,537               --
    40 bp reduced ..................................................        338,782               --
                                                                      -------------    -------------
Accumulation units end of period ...................................     45,875,047       53,729,671
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS                                        AGSPC INTERNATIONAL
                                                                             GOVERNMENT BOND
                                                                            FUND - DIVISION 13
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999            1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   3,776,325    $   1,997,004
Net realized gain (loss) on investments ............................      1,059,581       (1,068,211)
Capital gains distributions from mutual funds ......................        103,421          872,765
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (16,515,559)      21,926,900
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....    (11,576,232)      23,728,458
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     21,815,358       25,413,792
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,363,283)      (7,785,118)
Annuity benefit payments ...........................................         (3,034)          (2,691)
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (22,744,405)     (38,345,989)
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (10,295,364)     (20,720,006)
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (21,871,596)       3,008,452

NET ASSETS:
Beginning of period ................................................    169,208,209      166,199,757
                                                                      -------------    -------------
End of period ......................................................  $ 147,336,613    $ 169,208,209
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     97,883,538      111,480,591
Purchase payments ..................................................     13,082,135       16,433,799
Surrenders .........................................................     (5,520,000)      (5,105,973)
Transfers - interdivision and from (to) VALIC general account ......    (13,941,554)     (24,924,879)
                                                                      -------------    -------------
Total units outstanding, end of period .............................     91,504,119       97,883,538
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     90,136,603       97,473,851
  Enhanced units:
    20 bp reduced ..................................................      1,058,856          408,156
    40 bp reduced ..................................................        308,660            1,531
                                                                      -------------    -------------
Accumulation units end of period ...................................     91,504,119       97,883,538
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           AMERICAN GENERAL CORE BOND
                                                                               FUND - DIVISION 58
                                                                       -------------------------------
                                                                         FOR THE        FOR THE PERIOD
                                                                        YEAR ENDED      AUGUST 26, 1998
                                                                       DECEMBER 31,     TO DECEMBER 31,
                                                                          1999              1998
                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................   $     320,982    $      50,247
Net realized gain (loss) on investments ............................            (446)              --
Capital gains distributions from mutual funds ......................              --           16,291
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (380,782)          95,397
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (60,246)         161,935
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          64,222               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................              (8)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................           2,477        5,000,001
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................          66,691        5,000,001
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................           6,445        5,161,936

NET ASSETS:
Beginning of period ................................................       5,161,936               --
                                                                       -------------    -------------
End of period ......................................................   $   5,168,381    $   5,161,936
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................          62,747               --
Surrenders .........................................................              (8)              --
Transfers - interdivision and from (to) VALIC general account ......           2,310               --
                                                                       -------------    -------------
Total units outstanding, end of period .............................          65,049               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................          54,349               --
  Enhanced units:
    20 bp reduced ..................................................          10,700               --
    40 bp reduced ..................................................              --               --
                                                                       -------------    -------------
Accumulation units end of period ...................................          65,049               --
                                                                       -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       AMERICAN GENERAL DOMESTIC BOND
                                                                             FUND - DIVISION 43
                                                                       ------------------------------
                                                                          FOR THE     FOR THE PERIOD
                                                                        YEAR ENDED    AUGUST 26, 1998
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           1999             1998
                                                                       -------------  ---------------
OPERATIONS:
Net investment income ..............................................   $      98,906    $      14,978
Net realized gain (loss) on investments ............................          (7,296)              --
Capital gains distributions from mutual funds ......................              36           15,898
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (139,402)          28,692
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (47,756)          59,568
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................         623,941               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          (1,682)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................         (51,023)       1,250,000
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................         571,236        1,250,000
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         523,480        1,309,568

NET ASSETS:
Beginning of period ................................................       1,309,568               --
                                                                       -------------    -------------
End of period ......................................................   $   1,833,048    $   1,309,568
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................         637,229               --
Surrenders .........................................................         (29,632)              --
Transfers - interdivision and from (to) VALIC general account ......         (48,322)              --
                                                                       -------------    -------------
Total units outstanding, end of period .............................         559,275               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................         188,580               --
  Enhanced units:
    20 bp reduced ..................................................              --               --
    40 bp reduced ..................................................         370,695               --
                                                                       -------------    -------------
Accumulation units end of period ...................................         559,275               --
                                                                       -------------    -------------




                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 2.032753     $ 2.111727     $ 1.609098     $ 1.728006
  Enhanced unit:
    20 bp reduced .................       2.087744             --       1.634588       1.751922
    40 bp reduced .................       2.147126             --       1.661837       1.777571



                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 1.009692     $       --     $ 1.004631     $       --
  Enhanced unit:
    20 bp reduced .................       1.012353             --             --             --
    40 bp reduced .................             --             --       1.009996             --


SEE NOTES TO FINANCIAL STATEMENTS.

28                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            AMERICAN GENERAL
                                                                            HIGH YIELD BOND         AMERICAN GENERAL STRATEGIC BOND
                                                                           FUND - DIVISION 60               FUND - DIVISION 59
                                                                     ----------------------------     ----------------------------
                                                                       FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED     AUGUST 26, 1998   YEAR ENDED     AUGUST 26, 1998
                                                                     DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,    TO DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
OPERATIONS:
Net investment income (loss) ....................................... $   491,161      $    92,262     $   414,198      $    69,000
Net realized gain (loss) on investments ............................        (357)              --               7               --
Capital gains distributions from mutual funds ......................          --               --              --           11,064
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (333,976)         189,911        (211,104)         185,469
                                                                     -----------      -----------     -----------      -----------
     Increase (decrease) in net assets resulting from operations ...     156,828          282,173         203,101          265,533
                                                                     -----------      -----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     173,814               --          33,916               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................      (1,458)              --            (134)              --
Annuity benefit payments ...........................................          --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ...........................................     (24,004)       5,000,000           4,091        4,999,999
                                                                     -----------      -----------     -----------      -----------
     Increase in net assets
       resulting from principal transactions .......................     148,352        5,000,000          37,873        4,999,999
                                                                     -----------      -----------     -----------      -----------
TOTAL INCREASE IN NET ASSETS .......................................     305,180        5,282,173         240,974        5,265,532

NET ASSETS:
Beginning of period ................................................   5,282,173               --       5,265,532               --
                                                                     -----------      -----------     -----------      -----------
End of period ...................................................... $ 5,587,353      $ 5,282,173     $ 5,506,506      $ 5,265,532
                                                                     -----------      -----------     -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................          --               --              --               --
Purchase payments ..................................................     163,306               --          31,684               --
Surrenders .........................................................      (1,372)              --            (125)              --
Transfers - interdivision and from (to) VALIC general account ......     (22,704)              --           3,831               --
                                                                     -----------      -----------     -----------      -----------
Total units outstanding, end of period .............................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------
Units outstanding, by class:
   Standard units ..................................................     136,423               --           2,324               --
   Enhanced units:
     20 bp reduced .................................................       2,397               --              --               --
     40 bp reduced .................................................         410               --          33,066               --
                                                                     -----------      -----------     -----------      -----------
Accumulation units end of period ...................................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
Accumulation value per unit:
   Standard unit ................................................... $  1.075994      $        --     $  1.081981      $        --
   Enhanced unit:
     20 bp reduced
     40 bp reduced .................................................    1.078842               --              --               --
                                                                        1.081775               --        1.087771               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            29


                                                                VANGUARD LONG-TERM                     VANGUARD LONG-TERM
                                                           CORPORATE FUND - DIVISION 22           TREASURY FUND - DIVISION 23
                                                        ----------------------------------    ----------------------------------
                                                            FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $     3,751,628    $     2,052,614    $     7,007,754    $     2,857,159
Net realized gain (loss) on investments ..............         (398,632)           136,212           (687,054)         1,195,397
Capital gains distributions from mutual funds ........          410,483          1,044,043          1,589,174                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...................       (8,721,370)           (64,200)       (21,800,390)         2,611,560
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................       (4,957,891)         3,168,669        (13,890,516)         6,664,116
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................       20,898,993         18,953,737         46,110,281         30,970,739
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................       (3,914,976)        (1,608,861)        (8,715,834)        (2,748,295)
Annuity benefit payments .............................           (2,439)                --               (761)              (813)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................       (3,549,583)        19,011,058           (436,765)        60,728,245
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........       13,431,995         36,355,934         36,956,921         88,949,876
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................        8,474,104         39,524,603         23,066,405         95,613,992

NET ASSETS:
Beginning of period ..................................       59,964,652         20,440,049        119,252,206         23,638,214
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $    68,438,756    $    59,964,652    $   142,318,611    $   119,252,206
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............       47,072,573         17,371,407         90,363,929         20,041,920
Purchase payments ....................................       16,695,613         15,098,601         35,729,706         23,916,542
Surrenders ...........................................       (3,079,946)        (1,333,865)        (6,580,094)        (1,937,227)
Transfers - interdivision and from (to) VALIC
   general account ...................................       (3,137,264)        15,936,430           (365,799)        48,342,694
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................       49,616,245         44,122,646        110,102,115         86,673,300
   Enhanced units:
     20 bp reduced ...................................        4,060,325          2,949,044          7,578,682          3,682,809
     40 bp reduced ...................................        3,874,406                883          1,466,945              7,820
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------



                                                            AGSPC SCIENCE & TECHNOLOGY             AGSPC SOCIAL AWARENESS
                                                                FUND - DIVISION 17                    FUND - DIVISION 12
                                                        ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $   (19,907,095)   $   (10,381,062)   $    (1,053,214)   $       190,273
Net realized gain (loss) on investments ..............       30,613,817         34,745,563          8,179,859          2,220,138
Capital gains distributions from mutual funds ........      328,749,980        113,616,462         22,439,556         37,003,617
Net unrealized appreciation (depreciation)
  of investments during the period ...................    1,226,217,782        250,423,659         57,407,741         38,477,902
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................    1,565,674,484        388,404,622         86,973,942         77,891,930
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................      279,006,916        195,575,628         94,842,943         72,710,322
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................      (99,642,197)       (44,292,549)       (25,298,865)       (13,355,087)
Annuity benefit payments .............................          (48,492)           (17,543)           (24,585)            (9,481)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................      309,209,056        (92,089,284)        27,286,374         54,323,803
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........      488,525,283         59,176,252         96,805,867        113,669,557
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................    2,054,199,767        447,580,874        183,779,809        191,561,487

NET ASSETS:
Beginning of period ..................................    1,357,242,328        909,661,454        435,141,459        243,579,972
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $ 3,411,442,095    $ 1,357,242,328    $   618,921,268    $   435,141,459
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............      421,835,835        397,842,959        115,602,816         81,577,104
Purchase payments ....................................       64,052,931         77,332,989         23,030,880         21,359,028
Surrenders ...........................................      (22,853,729)       (17,946,718)        (5,886,018)        (3,889,138)
Transfers - interdivision and from (to) VALIC
   general account ...................................       69,695,056        (35,393,395)         7,138,854         16,555,822
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................      517,699,561        418,601,069        136,226,993        114,382,494
   Enhanced units:
     20 bp reduced ...................................       11,744,052          3,228,389          3,028,346          1,218,871
     40 bp reduced ...................................        3,286,480              6,377            631,193              1,451
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------
Accumulation value per unit:                                         $   1.179657  $   1.271278   $   1.191635   $   1.318263
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       1.220562      1.312731       1.222216       1.349397
     40 bp reduced .................................................     1.267698      1.360696       1.256142       1.384079



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------

Accumulation value per unit:                                         $   6.398997  $   3.216190   $   4.419383   $   3.762308
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       6.462689      3.241847       4.502622       3.825649
     40 bp reduced .................................................     6.536543      3.272354       4.596034       3.897214

30                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                 AGSPC
                                                                     AMERICAN GENERAL SOCIALLY             MONEY MARKET FUND -
                                                                   RESPONSIBLE FUND - DIVISION 41              DIVISION 2
                                                                   ------------------------------    -----------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE          FOR THE
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
OPERATIONS:
Net investment income ............................................. $     79,807     $     23,760    $    162,374     $    184,017
Net realized gain on investments ..................................       64,508               --              --               --
Capital gains distributions from mutual funds .....................      391,925          285,733              --               --
Net unrealized appreciation (depreciation)
  of investments during the period ................................    1,103,235        1,099,673              --               --
                                                                    ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations .............    1,639,475        1,409,166         162,374          184,017
                                                                    ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    2,903,630               --         139,686           90,884
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................      (20,548)              --        (275,980)        (292,611)
Annuity benefit payments ..........................................           --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ..........................................    1,306,362        5,000,000         (44,481)        (364,560)
                                                                    ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
         resulting from principal transactions ....................    4,189,444        5,000,000        (180,775)        (566,287)
                                                                    ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    5,828,919        6,409,166         (18,401)        (382,270)

NET ASSETS:
Beginning of period ...............................................    6,409,166               --       4,197,487        4,579,757
                                                                    ------------     ------------    ------------     ------------
End of period ..................................................... $ 12,238,085     $  6,409,166    $  4,179,086     $  4,197,487
                                                                    ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ............................           --               --       1,700,333        1,931,439
Purchase payments .................................................    2,155,410               --          56,091           37,542
Surrenders ........................................................      (35,215)              --        (110,243)        (120,614)
Transfers - interdivision and from (to) VALIC general account .....      983,523               --         (13,712)        (148,034)
                                                                    ------------     ------------    ------------     ------------
Total units outstanding, end of period ............................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units .................................................      282,396               --       1,632,469        1,700,333
   Enhanced units:
     20 bp reduced ................................................      106,148               --              --               --
     40 bp reduced ................................................    2,715,174               --              --               --
                                                                    ------------     ------------    ------------     ------------
Accumulation units end of period ..................................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------





                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
Accumulation value per unit:
   Standard unit .................................................. $   1.497374     $         --    $   2.559979     $   2.468627
   Enhanced unit:
     20 bp reduced ................................................     1.501310               --              --               --
     40 bp reduced ................................................     1.505354               --              --               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            31


                                                                           AGSPC
                                                                      MONEY MARKET FUND -             AMERICAN GENERAL MONEY MARKET
                                                                          DIVISION 6                      FUND - DIVISION 44
                                                                --------------------------------    --------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                      1999             1998             1999             1998
                                                                  -------------    -------------    -------------    -------------

OPERATIONS:
Net investment income ..........................................  $  13,158,073    $   7,849,963      $   385,966    $      82,478
Net realized gain on investments ...............................             --               --               --               --
Capital gains distributions from mutual funds ..................             --               --               --               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................
                                                                  -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........     13,158,073        7,849,963          385,966           82,478
                                                                  -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................    119,148,566       87,624,322        6,681,738               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................    (66,195,806)     (33,439,890)        (641,200)              --
Annuity benefit payments .......................................         (1,607)          (1,603)              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account .......................................    122,595,014       63,714,230           73,281        5,000,000
                                                                  -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
         resulting from principal transactions .................    175,546,167      117,897,059        6,113,819        5,000,000
                                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    188,704,240      125,747,022        6,499,785        5,082,478

NET ASSETS:
Beginning of period ............................................    266,651,604      140,904,582        5,082,478               --
                                                                  -------------    -------------    -------------    -------------
End of period ..................................................  $ 455,355,844    $ 266,651,604    $  11,582,263    $   5,082,478
                                                                  -------------    -------------    -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................    152,873,642       84,182,521               --               --
Purchase payments ..............................................     77,648,415       56,361,872        6,540,439               --
Surrenders .....................................................    (47,665,211)     (17,562,213)        (663,577)              --
Transfers - interdivision and from (to) VALIC general account ..     68,384,107       29,891,462           57,361               --
                                                                  -------------    -------------    -------------    -------------
Total units outstanding, end of period .........................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------
Units outstanding, by class:
   Standard units ..............................................    233,940,123      147,547,688        4,089,393               --
   Enhanced units:
     20 bp reduced .............................................      9,613,663        5,325,479        1,844,830               --
     40 bp reduced .............................................      7,687,167              475               --               --
                                                                  -------------    -------------    -------------    -------------
Accumulation units end of period ...............................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------



                                                                        AMERICAN GENERAL
                                                                  CONSERVATIVE GROWTH LIFESTYLE    AMERICAN GENERAL GROWTH LIFESTYLE
                                                                      FUND - DIVISION 50                   FUND - DIVISION 48
                                                                 -------------------------------   --------------------------------
                                                                    FOR THE       FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                  YEAR ENDED      AUGUST 26, 1998    YEAR ENDED      AUGUST 26, 1998
                                                                  DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                                 -------------     -------------    -------------     -------------
OPERATIONS:
Net investment income ...........................................$     602,341     $      27,772    $     743,981     $      11,226
Net realized gain on investments ................................      895,570                --           63,773                --
Capital gains distributions from mutual funds ...................    1,025,645                --          323,571                --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (1,418,604)          800,941        1,217,409           970,379
                                                                 -------------     -------------    -------------     -------------
     Increase in net assets resulting from operations ...........    1,104,952           828,713        2,348,734           981,605
                                                                 -------------     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    1,836,447                --        2,368,603                --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (50,904)               --          (49,197)               --
Annuity benefit payments ........................................           --                --               --                --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................         (326)        5,000,000              934         5,000,000
                                                                 -------------     -------------    -------------     -------------
     Increase (decrease) in net assets
         resulting from principal transactions ..................    1,785,217         5,000,000        2,320,340         5,000,000
                                                                 -------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    2,890,169         5,828,713        4,669,074         5,981,605

NET ASSETS:
Beginning of period .............................................    5,828,713                --        5,981,605                --
                                                                 -------------     -------------    -------------     -------------
End of period ...................................................$   8,718,882     $   5,828,713    $  10,650,679     $   5,981,605
                                                                 -------------     -------------    -------------     -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --                --               --                --
Purchase payments ...............................................    1,654,793                --        1,895,721                --
Surrenders ......................................................      (41,867)               --          (36,221)               --
Transfers - interdivision and from (to) VALIC general account ...       (2,450)               --              604                --
                                                                 -------------     -------------    -------------     -------------
Total units outstanding, end of period ..........................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------
Units outstanding, by class:
   Standard units ...............................................      203,221                --          139,443                --
   Enhanced units:
     20 bp reduced ..............................................      246,969                --           46,149                --
     40 bp reduced ..............................................    1,160,286                --        1,674,512                --
                                                                 -------------     -------------    -------------     -------------
Accumulation units end of period ................................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------



                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      TO DECEMBER 31,
                                                        1999               1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.807351      $    1.742617      $    1.053624      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.856681           1.786658           1.056406                --
     40 bp reduced ...............................       1.909470           1.833793                 --                --


                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         1999              1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.306897      $          --      $    1.538200      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.310337                 --           1.542278                --
     40 bp reduced ...............................       1.313858                 --           1.546416                --

32                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        AMERICAN GENERAL                  VANGUARD LIFESTRATEGY
                                                                    MODERATE GROWTH LIFESTYLE           CONSERVATIVE GROWTH FUND -
                                                                        FUND - DIVISION 49                    DIVISION 54
                                                                   -----------------------------    --------------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED  SEPTEMBER 22, 1998
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ------------    ---------------  ------------  ------------------
OPERATIONS:
Net investment income ...........................................  $    920,304     $     19,912    $    132,404     $         --
Net realized gain (loss) on investments .........................        83,407               --            (924)              --
Capital gains distributions from mutual funds ...................       389,591               --          35,147               --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................       497,038          925,696          68,926               --
                                                                   ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations ...........     1,890,340          945,608         235,553               --
                                                                   ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     4,916,637               --       3,578,560               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (119,332)              --        (181,467)              --
Annuity benefit payments ........................................            --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       (63,592)       5,000,000       1,692,135               --
                                                                   ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     4,733,713        5,000,000       5,089,228               --
                                                                   ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     6,624,053        5,945,608       5,324,781               --

NET ASSETS:
Beginning of period .............................................     5,945,608               --              --               --
                                                                   ------------     ------------    ------------     ------------
End of period ...................................................  $ 12,569,661     $  5,945,608    $  5,324,781     $         --
                                                                   ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --               --              --               --
Purchase payments ...............................................     4,077,444               --       3,221,062               --
Surrenders ......................................................      (102,891)              --        (162,437)              --
Transfers - interdivision and from (to) VALIC general account ...       (54,577)              --       1,536,786               --
                                                                   ------------     ------------    ------------     ------------
Total units outstanding, end of period ..........................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units ...............................................       215,575               --         554,101               --
   Enhanced units:
     20 bp reduced ..............................................       213,355               --         375,819               --
     40 bp reduced ..............................................     3,491,046               --       3,665,491               --
                                                                   ------------     ------------    ------------     ------------
Accumulation units end of period ................................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                   ------------     ------------    ------------     ------------

Accumulation value per unit:
   Standard unit ................................................  $   1.397661     $         --    $   1.153827     $         --
   Enhanced unit:
     20 bp reduced ..............................................      1.401340               --        1.156739               --
     40 bp reduced ..............................................      1.405109               --        1.159659               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            33

                                                                        VANGUARD LIFESTRATEGY             VANGUARD LIFESTRATEGY
                                                                            GROWTH FUND -                 MODERATE GROWTH FUND -
                                                                             DIVISION 52                       DIVISION 53
                                                                   -------------------------------- --------------------------------
                                                                     FOR THE      FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED   SEPTEMBER 22, 1998  YEAR ENDED   SEPTEMBER 22, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                   ------------- ------------------ ------------- ------------------
OPERATIONS:
Net investment income ...........................................  $     308,508    $        --     $     611,113    $        --
Net realized gain (loss) on investments .........................         57,727             --            29,492             --
Capital gains distributions from mutual funds ...................        177,605             --           218,753             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      2,002,755             --         1,470,942             --
                                                                   -------------    -----------     -------------    -----------
     Increase in net assets resulting from operations ...........      2,546,595             --         2,330,300             --
                                                                   -------------    -----------     -------------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     16,026,935             --        25,276,661             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (202,105)            --          (684,329)            --
Annuity benefit payments ........................................             --             --                --             --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................      6,590,799             --         5,146,081             --
                                                                   -------------    -----------     -------------    -----------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     22,415,629             --        29,738,413             --
                                                                   -------------    -----------     -------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     24,962,224             --        32,068,713             --

NET ASSETS:
Beginning of period .............................................             --             --                --             --
                                                                   -------------    -----------     -------------    -----------
End of period ...................................................  $  24,962,224    $        --     $  32,068,713    $        --
                                                                   -------------    -----------     -------------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................             --             --                --             --
Purchase payments ...............................................     13,077,473             --        21,705,063             --
Surrenders ......................................................       (161,106)            --          (580,717)            --
Transfers - interdivision and from (to) VALIC general account ...      5,453,813             --         4,517,365             --
                                                                   -------------    -----------     -------------    -----------
Total units outstanding, end of period ..........................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------
Units outstanding, by class:
   Standard units ...............................................      1,591,689             --         1,354,406             --
   Enhanced units:
     20 bp reduced ..............................................      1,468,333             --         2,152,244             --
     40 bp reduced ..............................................     15,310,158             --        22,135,061             --
                                                                   -------------    -----------     -------------    -----------
Accumulation units end of period ................................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------

                                                                      AGSPC ASSET ALLOCATION            TEMPLETON ASSET
                                                                         FUND - DIVISION 5         ALLOCATION FUND - DIVISION 19
                                                                    ----------------------------  ------------------------------
                                                                      FOR THE         FOR THE        FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                       1999             1998           1999            1998
                                                                    -------------  -------------  -------------    -------------
OPERATIONS:
Net investment income ...........................................   $   4,363,782  $   3,873,507  $   3,194,984    $   5,298,721
Net realized gain (loss) on investments .........................       4,428,516      2,520,862     14,669,025       10,513,951
Capital gains distributions from mutual funds ...................       4,417,585     12,936,405     38,640,994       9,560,576~
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      11,930,044     13,072,376      4,197,098      (10,693,322)
                                                                    -------------  -------------  -------------    -------------
     Increase in net assets resulting from operations ...........      25,139,927     32,403,150     60,702,101       14,679,926
                                                                    -------------  -------------  -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      21,853,335     16,199,430     36,161,331       55,452,646
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (17,081,242)   (12,309,318)   (21,505,474)     (15,786,958)
Annuity benefit payments ........................................         (19,764)        (9,811)       (25,689)         (22,337)
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       3,626,725      6,673,714    (75,781,880)     (47,069,555)
                                                                    -------------  -------------  -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................       8,379,054     10,554,015    (61,151,712)      (7,426,204)
                                                                    -------------  -------------  -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      33,518,981     42,957,165       (449,611)       7,253,722

NET ASSETS:
Beginning of period .............................................     227,535,157    184,577,992    324,128,007      316,874,285
                                                                    -------------  -------------  -------------    -------------
End of period ...................................................   $ 261,054,138  $ 227,535,157  $ 323,678,396    $ 324,128,007
                                                                    -------------  -------------  -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      60,269,168     57,307,351    190,963,707      196,150,946
Purchase payments ...............................................       5,389,575      4,579,044     19,274,982       32,881,580
Surrenders ......................................................      (4,241,930)    (3,567,970)   (12,264,078)     (10,222,721)
Transfers - interdivision and from (to) VALIC general account ...       1,013,569      1,950,743    (41,733,088)     (27,846,098)
                                                                    -------------  -------------  -------------    -------------
Total units outstanding, end of period ..........................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------
Units outstanding, by class:
   Standard units ...............................................      61,240,667     60,237,818    137,266,658      190,963,707
   Enhanced units:
     20 bp reduced ..............................................         673,135         31,350        485,669               --
     40 bp reduced ..............................................         516,580             --     18,489,196               --
                                                                    -------------  -------------  -------------    -------------
Accumulation units end of period ................................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998              1999          1998
                                                                   -------------    -----------     ------------    ------------
Accumulation value per unit:                                       $    1.352880    $        --     $    1.244955    $        --
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................       1.356289             --          1.248092             --
     40 bp reduced ..............................................       1.359710             --          1.251243             --

                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998          1999            1998
                                                                    -------------  -------------  -------------    -------------
Accumulation value per unit:                                        $    4.174280  $    3.772519  $    2.058095    $    1.695764
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................        4.303891       3.882024       2.102090               --
     40 bp reduced ..............................................        4.446999             --       2.150733               --

34                        NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ('VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-eight subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):                 American Century Ultra Fund (Division 31) (formerly known as
  AGSPC Asset Allocation Fund (Division 5)                             American Century-Twentieth Century Ultra Fund)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)                Dreyfus Variable Investment Fund - Small Cap
  AGSPC Government Securities Fund (Division 8)                        Portfolio (Division 18)
  AGSPC Growth Fund (Division 15)                                    Evergreen Growth and Income Fund - (Division 56)
  AGSPC Growth & Income Fund (Division 16)                           Evergreen Small Cap Value Fund (Division 55) (formerly known as
  AGSPC International Equities Fund (Division 11)                      Evergreen Small Cap Equity Income Fund)
  AGSPC International Government Bond Fund (Division 13)             Evergreen Value Fund - (Division 57)
  AGSPC MidCap Index Fund (Division 4)                               Dreyfus Founders Growth Fund (Division 30) (formerly known as
  AGSPC Money Market Fund (Divisions 2 and 6)                          Founders Growth Fund)
  AGSPC Science & Technology Fund (Division 17)                      Neuberger Berman Guardian Trust (Division 29)
  AGSPC Small Cap Index Fund (Division 14)                           Putnam Global Growth Fund (Division 28)
  AGSPC Social Awareness Fund (Division 12)                          Putnam New Opportunities Fund (Division 26)
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)                Putnam OTC & Emerging Growth Fund (Division 27)
                                                                     Scudder Growth and Income Fund (Division 21)
American General Series Portfolio Company 3 ("AGSPC 3"):             Templeton Foreign Fund (Division 32)
     American General Balanced Fund (Division 42)                    Templeton Variable Products Series Fund:
  American General Conservative Growth                                    Templeton Asset Allocation Fund (Division 19)
   Lifestyle Fund (Division 50)                                           Templeton International Fund (Division 20)
  American General Core Bond Fund (Division 58)                       T. Rowe Price Small-Cap Stock Fund (Division 51)
  American General Domestic Bond Fund (Division 43)                  Vanguard LifeStrategy Conservative Growth Fund (Division 54)
  American General Growth Lifestyle Fund (Division 48)               Vanguard LifeStrategy Growth Fund (Division 52)
  American General High Yield Bond Fund (Division 60)                Vanguard LifeStrategy Moderate Growth Fund (Division 53)
  American General International Growth Fund (Division 33)           Vanguard Long-Term Corporate Fund (Division 22)
  American General International Value Fund (Division 34)            Vanguard Long-Term Treasury Fund (Division 23)
  American General Large Cap Growth Fund (Division 39)               Vanguard Wellington Fund (Division 25)
  American General Large Cap Value Fund (Division 40)                Vanguard Windsor II Fund (Division 24)
  American General Mid Cap Growth Fund (Division 37)
  American General Mid Cap Value Fund (Division 38)
  American General Moderate Growth Lifestyle Fund (Division 49)
  American General Money Market Fund (Division 44)
  American General Small Cap Growth Fund (Division 35)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Strategic Bond Fund (Division 59)



     Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22, 1998. Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     USE OF ESTIMATES. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                          NOTES TO FINANCIAL STATEMENTS                       35


     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser (the "Adviser"), transfer agent, and accounting services agent to AGSPC 1 and AGSPC 3. American General Investment Management, L.P., an affiliate of the Adviser, serves as investment sub-adviser to certain AGSPC 3 mutual funds.
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates:

                   DIVISIONS                          STANDARD CHARGE
                   ------------------------------------------------------------------------
                   10B                                0.85% on the first $10 million
                                                      0.425% on the next $90 million
                                                      0.21% on the excess over $100 million
                   ------------------------------------------------------------------------
                   1, 2, 4 through 8,
                   10A, 10C and 10D,
                   11 through 17,                     1.00%
                   33 through 44,
                   48 through 50 and
                   58 through 60
                   ------------------------------------------------------------------------
                   18 through 32
                   51 through 57                      1.25%
                   ------------------------------------------------------------------------

     Certain mutual funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

                   DIVISIONS                          EXPENSE REDUCTION
                   ------------------------------------------------------------------------
                   21 through 23,
                   26 through 30,
                   32 through 44,                     0.25%
                   48 through 50,
                   55 through 60
                   ------------------------------------------------------------------------
                   31                                 0.20% on the first $75 million
                                                      0.25% on the excess over $75 million
                   ------------------------------------------------------------------------
                   18                                 0.15%
                   ------------------------------------------------------------------------


     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

36                      NOTES TO FINANCIAL STATEMENTS

     Expenses of VALIC Separate Account A Divisions 10A and 10B, (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets:

                   DIVISIONS                          EXPENSE LIMITATIONS
                   ---------------------------------------------------------------------------------
                   10A                                1.4157% on the first $359,065,787
                                                      1.36% on the next $40,934,213
                                                      1.32% on the excess over $400 million
                   ---------------------------------------------------------------------------------
                   10B                                0.6966% on the first $25,434,267
                                                      0.50% on the next $74,565,733
                                                      0.25% on the excess over $100 million
                   ---------------------------------------------------------------------------------

     Accordingly, during the years ended December 31, 1999 and 1998, VALIC reduced expenses of Division 10B by $94,122 and $82,027, respectively.

   A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $6,506,341 and $5,575,601 for the years ended December 31, 1999 and 1998, respectively.
   VALIC received surrender charges of $6,181,873 and $4,581,641 for the years ended December 31, 1999 and 1998, respectively. In addition, VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.
   VALIC contributed to the Separate Account $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS
   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                        UNREALIZED
                                                                            MARKET                                     APPRECIATION
UNDERLYING FUND                                     DIVISION     SHARES      PRICE       MARKET          COST         (DEPRECIATION
----------------------------------------------    ----------  -----------  --------  -------------  -------------  -----------------
AGSPC International Equities Fund.............        11       12,681,732   $13.80    $175,007,894   $153,864,816   $  21,143,078
AGSPC MidCap Index Fund.......................        4        39,427,464    22.24     876,866,818    761,782,279     115,084,539
AGSPC Small Cap Index Fund....................        14       14,526,817    16.60     241,145,168    228,085,714      13,059,454
AGSPC Stock Index Fund........................    10A,B,C,D   118,066,893    44.44   5,246,892,687  2,621,261,506   2,625,631,181
AGSPC Growth Fund.............................        15       51,853,516    23.50   1,218,557,601    902,850,565     315,707,036
AGSPC Growth & Income Fund....................        16       15,306,480    21.99     336,589,500    252,817,396      83,772,104
American Century Ultra Fund...................        31       22,353,284    45.78   1,023,333,380    773,447,526     249,885,854
American General International Growth Fund....        33          431,454    15.87       6,847,182      4,540,670       2,306,512
American General International Value Fund.....        34          443,411    18.26       8,096,689      4,952,066       3,144,623
American General Large Cap Growth Fund........        39        1,329,646    16.32      21,699,827     17,193,893       4,505,934
American General Large Cap Value Fund.........        40          405,206    11.04       4,473,480      4,309,106         164,374
American General Mid Cap Growth Fund..........        37          548,588    12.88       7,065,815      5,898,950       1,166,865
American General Mid Cap Value Fund...........        38          734,556    11.34       8,329,863      8,197,536         132,327
American General Small Cap Growth Fund........        35          783,183    21.25      16,642,631     10,446,375       6,196,256
American General Small Cap Value Fund.........        36          435,735    10.26       4,470,644      4,378,518          92,126
Dreyfus Variable Investment Fund --
  Small Cap Portfolio.........................        18       11,749,941    66.34     779,491,073    597,305,985     182,185,088
Evergreen Growth and Income Fund..............        56              193    32.23           6,220          5,850             370
Evergreen Small Cap Value Fund................        55               16    14.77             243            243               -
Evergreen Value Fund..........................        57              212    20.69           4,388          4,707            (319)

                          NOTES TO FINANCIAL STATEMENTS                       37

                                                                                                                        UNREALIZED
                                                                         MARKET                                       APPRECIATION
UNDERLYING FUND                                 DIVISION     SHARES       PRICE        MARKET           COST         (DEPRECIATION)
---------------------------------------------   --------   ----------   -------  ---------------  ---------------  ----------------
Dreyfus Founders Growth Fund ................     30       36,634,173   $ 23.87  $   874,457,709  $   744,045,046  $  130,412,663
Neuberger Berman Guardian Trust .............     29        4,205,603     14.14       59,467,223       72,768,026     (13,300,803)
Putnam Global Growth Fund ...................     28       26,666,641     18.59      495,732,851      350,405,108     145,327,743
Putnam New Opportunities Fund ...............     26       11,157,111     90.96    1,014,850,850      630,466,495     384,384,355
Putnam OTC & Emerging Growth Fund ...........     27       11,652,311     37.01      431,252,004      234,928,422     196,323,582
Scudder Growth and Income Fund ..............     21        9,240,762     26.69      246,635,934      258,757,360     (12,121,426)
T. Rowe Price Small-Cap Stock Fund ..........     51          383,280     22.80        8,738,757        7,730,112       1,008,645
Templeton Foreign Fund ......................     32       29,989,326     11.22      336,480,225      305,197,182      31,283,043
Templeton International Fund ................     20       36,732,726     22.25      817,303,148      697,567,268     119,735,880
Vanguard Windsor II Fund ....................     24       29,350,047     24.97      732,870,656      860,734,104    (127,863,448)
American General Balanced Fund ..............     42          806,619     12.34        9,953,676        8,797,929       1,155,747
Vanguard Wellington Fund ....................     25       20,381,425     27.96      569,864,636      610,206,190     (40,341,554)
AGSPC Capital Conservation Fund .............    1 & 7      6,271,787      9.04       56,696,951       59,937,282      (3,240,331)
AGSPC Government Securities Fund ............      8        9,791,463      9.53       93,312,643       99,573,538      (6,260,895)
AGSPC International ~Government Bond Fund ...     13       12,944,516     11.52      149,120,828      154,526,420      (5,405,592)
American General Core Bond Fund .............     58          546,329      9.46        5,168,278        5,453,662        (285,384)
American General Domestic Bond Fund .........     43          196,208      9.33        1,830,628        1,941,338        (110,710)
American General High Yield Bond Fund .......     60          573,040      9.75        5,587,119        5,731,184        (144,065)
American General Strategic Bond Fund ........     59          552,828      9.96        5,506,171        5,531,806         (25,635)
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ..................     22        8,417,206      8.11       68,263,542       76,417,392      (8,153,850)
  Long-Term Treasury Fund ...................     23       14,669,704      9.67      141,856,062      159,944,453     (18,088,391)
AGSPC Science & Technology Fund .............     17       72,283,188     47.13    3,406,706,628    1,882,063,789    1,524,642,83
AGSPC Social Awareness Fund .................     12       23,981,721     25.81      618,968,226      477,460,805     141,507,421
American General Socially
  Responsible Fund ..........................     41          885,926     13.80       12,225,981       10,023,073       2,202,908
AGSPC Money Market Fund .....................  2 & 6      463,954,740      1.00      463,954,740      463,954,740            --
American General Money Market Fund ..........     44       11,553,720      1.00       11,553,720       11,553,720            --
American General Conservative
 Growth Lifestyle Fund ......................     50          809,972     10.74        8,699,095        9,316,758        (617,663)
American General Growth Lifestyle Fund ......     48          761,135     13.96       10,625,442        8,437,654       2,187,788
American General Moderate
  Growth Lifestyle Fund .....................     49          994,186     12.60       12,526,733       11,103,999       1,422,734
Vanguard LifeStrategy
   Conservative Growth Fund .................     54          352,263     15.10        5,319,180        5,250,254          68,926
Vanguard LifeStrategy Growth Fund ...........     52        1,163,639     21.41       24,913,522       22,910,767       2,002,755
Vanguard LifeStrategy
   Moderate Growth Fund .....................     53        1,762,720     18.18       32,046,248       30,575,306       1,470,942
AGSPC Asset Allocation Fund .................      5       17,289,012     15.09      260,891,195      212,925,934      47,965,261
Templeton Asset Allocation Fund .............     19       13,861,377     23.37      323,940,365      286,019,883      37,920,482
                                                        -------------     -----  ---------------  ---------------  --------------
   Total ....................................           1,171,895,031            $21,292,842,069  $15,133,600,700  $6,159,241,369
                                                        =============     =====  ===============  ===============  ==============

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

38                        NOTES TO FINANCIAL STATEMENTS


NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                          PURCHASES                 SALES
                                                                                      --------------          --------------
AGSPC International Equities Fund Division 11....................................     $  134,677,751          $  139,385,819
AGSPC MidCap Index Fund Division 4...............................................        235,122,234             121,903,304
AGSPC Small Cap Index Fund Division 14...........................................         54,587,283              58,450,240
AGSPC Stock Index Fund:..........................................................
   Division 10A..................................................................         24,080,573              77,479,615
   Division 10B..................................................................          3,046,671               7,574,316
   Division 10C..................................................................        626,807,392              82,339,542
   Division 10D..................................................................          4,099,962              10,844,842
AGSPC Growth Fund Division 15....................................................         88,504,403             118,778,430
AGSPC Growth & Income Fund Division 16...........................................         52,289,506              29,123,818
American Century Ultra Fund Division 31..........................................        444,783,914              21,596,564
American General International Growth Fund Division 33...........................            946,472                  70,990
American General International Value Fund Division 34 ...........................          1,433,853                 138,079
American General Large Cap Growth Fund Division 39...............................         14,803,088                 658,862
American General Large Cap Value Fund Division 40................................          1,603,370                 268,211
American General Mid Cap Growth Fund Division 37.................................          1,915,167                  88,442
American General Mid Cap Value Fund Division 38..................................          4,571,598                 606,656
American General Small Cap Growth Fund Division 35...............................          6,687,388                 288,207
American General Small Cap Value Fund Division 36................................            599,894                 142,588
Dreyfus Variable Investment Fund - Small Cap Portfolio Division 18...............         21,111,378             196,910,062
Evergreen Growth and Income Fund Division 56.....................................             11,440                   5,621
Evergreen Small Cap Value Fund Division 55.......................................                243                      --
Evergreen Value Fund Division 57.................................................              4,708                      --
Dreyfus Founders Growth Fund Division 30.........................................        377,694,422              15,816,982
Neuberger Berman Guardian Trust Division 29......................................         16,757,237              12,416,328
Putnam Global Growth Fund Division 28............................................        211,644,710              15,117,798
Putnam New Opportunities Fund Division 26........................................        296,792,660              13,090,798
Putnam OTC & Emerging Growth Fund Division 27....................................        137,306,910              40,666,703
Scudder Growth and Income Fund Division 21.......................................         31,899,301              36,629,775
T. Rowe Price Small-Cap Stock Fund Division 51 ..................................          8,924,589               1,235,607
Templeton Foreign Fund Division 32...............................................        101,740,948              61,364,564
Templeton International Fund Division 20.........................................        189,502,177             212,566,145
Vanguard Windsor II Fund Division 24.............................................        269,298,579              49,634,770
American General Balanced Fund Division 42 ......................................          3,866,126                 161,950
Vanguard Wellington Fund Division 25.............................................        213,879,566              21,573,138
AGSPC Capital Conservation Fund:
   Division 1....................................................................            539,820               1,229,647
   Division 7....................................................................          8,884,731              13,555,587
AGSPC Government Securities Fund Division 8......................................         43,737,807              55,270,473
AGSPC International Government Bond Fund Division 13.............................        110,344,428             114,909,023
American General Core Bond Fund Division 58......................................            397,138                   9,568
American General Domestic Bond Fund Division 43..................................            902,534                 234,776
American General High Yield Bond Fund Division 60................................            669,191                  29,912
American General Strategic Bond Fund Division 59                                             453,036                   1,300
Vanguard Long-Term Corporate Fund Division 22....................................         26,914,873               9,374,775
Vanguard Long-Term Treasury Fund Division 23.....................................         65,677,636              20,627,370
AGSPC Science & Technology Fund Division 17......................................        858,454,770              65,588,109
AGSPC Social Awareness Fund Division 12..........................................        133,894,631              15,404,062
American General Socially Responsible Fund Division 41...........................          4,913,557                 264,485
AGSPC Money Market Fund:
   Division 2....................................................................          3,989,984               4,006,915
   Division 6....................................................................        533,688,517             340,162,602
American General Money Market Fund Division 44...................................          8,345,963               1,874,721
American General Conservative Growth Lifestyle Fund Division 50..................          8,807,869               5,415,651
American General Growth Lifestyle Fund Division 48...............................          3,618,201                 265,479
American General Moderate Growth Lifestyle Fund Division 49......................          6,430,264                 434,004
Vanguard LifeStrategy Conservative Growth Fund Division 54.......................          5,949,918                 698,740
Vanguard LifeStrategy Growth Fund Division 52 ...................................         24,674,642               1,821,602
Vanguard LifeStrategy Moderate Growth Fund Division 53 ..........................         31,808,062               1,262,248
AGSPC Asset Allocation Fund Division 5...........................................         35,282,084              18,243,130
Templeton Asset Allocation Fund Division 19......................................         62,685,987              81,750,675
                                                                                      --------------          --------------
Total ...........................................................................     $5,562,061,156          $2,099,363,620
                                                                                      ==============          ==============

                            SUPPLEMENTAL INFORMATION                          39




                                                                     GROUP                                        PORTFOLIO
                                                                     UNIT                       INDEPENDENCE      DIRECTOR
                                                                   PURCHASE        IMPACT           PLUS              1
                                                                   DIVISION       DIVISION        DIVISION        DIVISION
                                                                   --------       --------      ------------      ---------
INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              --              11              11
  AGSPC MidCap Index Fund ..............................              --               4               4               4
  AGSPC Small Cap Index Fund ...........................              --              --              14              14
  AGSPC Stock Index Fund ...............................           10A, 10B          10D             10C             10C

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              --              --              --              15
  AGSPC Growth & Income Fund ...........................              --              --              --              16
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              --              --              --              --
  American General International Growth Fund ...........              --              --              --              --
  American General International Value Fund ............              --              --              --              --
  American General Large Cap Growth Fund ...............              --              --              --              --
  American General Large Cap Value Fund ................              --              --              --              --
  American General Mid Cap Growth Fund .................              --              --              --              --
  American General Mid Cap Value Fund ..................              --              --              --              --
  American General Small Cap Growth Fund ...............              --              --              --              --
  American General Small Cap Value Fund ................              --              --              --              --
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              --              --              18
  Evergreen Growth and Income Fund .....................              --              --              --              --
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              --              --              --
  Evergreen Value Fund .................................              --              --              --              --
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              --              --              --              --
  Neuberger Berman Guardian Trust ......................              --              --              --              --
  Putnam Global Growth Fund ............................              --              --              --              --
  Putnam New Opportunities Fund ........................              --              --              --              --
  Putnam OTC & Emerging Growth Fund ....................              --              --              --              --
  Scudder Growth and Income Fund .......................              --              --              --              --
  T. Rowe Price Small-Cap Stock Fund ...................              --              --              --              --
  Templeton Foreign Fund ...............................              --              --              --              --
  Templeton International Fund .........................              --              --              --              20
  Vanguard Windsor II Fund .............................              --              --              --              --

BALANCED FUNDS

  American General Balanced Fund .......................              --              --              --              --
  Vanguard Wellington Fund .............................              --              --              --              --



                                                                                                      YEAR TO DATE
                                                                                                      TOTAL RETURN
                                                                   PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                   DIRECTOR        DIRECTOR           DECEMBER 31,
                                                                      2              PLUS       -------------------------
                                                                   DIVISION        DIVISION       1999             1998
                                                                  ---------       ----------    --------          -------

INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              11         27.88%           17.57%
  AGSPC MidCap Index Fund ..............................              --               4         13.78            17.80
  AGSPC Small Cap Index Fund ...........................              --              14         20.10            (2.92)
  AGSPC Stock Index Fund ...............................             10C             10C         19.37            27.14

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              15              15          6.33            16.96
  AGSPC Growth & Income Fund ...........................              --              16         21.61            13.41
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              31              31         40.00            33.14
  American General International Growth Fund ...........              --              33         55.45             5.17(a)
  American General International Value Fund ............              --              34         66.59            14.99(a)
  American General Large Cap Growth Fund ...............              --              39         34.39            24.08(a)
  American General Large Cap Value Fund ................              --              40          4.52            24.66(a)
  American General Mid Cap Growth Fund .................              --              37          5.60            34.77(a)
  American General Mid Cap Value Fund ..................              --              38         21.28            25.47(a)
  American General Small Cap Growth Fund ...............              --              35         68.43            34.94(a)
  American General Small Cap Value Fund ................              --              36         (7.27)           16.53(a)
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              18         21.80            (4.51)
  Evergreen Growth and Income Fund .....................              --              56         13.29              n/a(c)
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              55         (0.45)             n/a(c)
  Evergreen Value Fund .................................              --              57          3.41              n/a(c)
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              30              30         37.64            23.76
  Neuberger Berman Guardian Trust ......................              29              29          7.36             1.34
  Putnam Global Growth Fund ............................              28              28         63.00            27.48
  Putnam New Opportunities Fund ........................              26              26         67.91            23.12
  Putnam OTC & Emerging Growth Fund ....................              27              27        124.57             9.87
  Scudder Growth and Income Fund .......................              21              21          5.09             4.99
  T. Rowe Price Small-Cap Stock Fund ...................              --              51         13.33            14.10(b)
  Templeton Foreign Fund ...............................              32              32         38.34            (5.82)
  Templeton International Fund .........................              --              20         22.10             7.95
  Vanguard Windsor II Fund .............................              24              24         (6.96)           14.90

BALANCED FUNDS

  American General Balanced Fund .......................              --              42         13.07            17.01(a)
  Vanguard Wellington Fund .............................              25              25          3.11            10.65


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.

(c) Since January 4, 1999, inception of the Division.


The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

40                          SUPPLEMENTAL INFORMATION

                                                                GROUP                             PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                UNIT                INDEPENDENCE  DIRECTOR    DIRECTOR     DIRECTOR
                                                              PURCHASE    IMPACT        PLUS          1           2          PLUS
                                                              DIVISION   DIVISION     DIVISION    DIVISION    DIVISION     DIVISION
                                                              --------   --------   ------------  ---------   ---------   ---------
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................           --          1            7            7          --          7
  AGSPC Government Securities Fund ......................           --         --            8            8          --          8
  AGSPC International Government Bond Fund ..............           --         --           13           13          13         13
  American General Core Bond Fund .......................           --         --           --           --          --         58
  American General Domestic Bond Fund ...................           --         --           --           --          --         43
  American General High Yield Bond Fund .................           --         --           --           --          --         60
  American General Strategic Bond Fund ..................           --         --           --           --          --         59
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................           --         --           --           --          22         22
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........           --         --           --           --          23         23

SPECIALTY FUNDS
  AGSPC Science & Technology Fund .......................           --         --           --           17          17         17
  AGSPC Social Awareness Fund ...........................           --         --           12           12          12         12
  American General Socially Responsible Fund ............           --         --           --           --          --         41

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................           --          2            6            6           6          6
  American General Money Market Fund ....................           --         --           --           --          --         44

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...           --         --           --           --          --         50
  American General Growth Lifestyle Fund ................           --         --           --           --          --         48
  American General Moderate Growth Lifestyle Fund .......           --         --           --           --          --         49
  Vanguard LifeStrategy Conservative Growth Fund ........           --         --           --           --          --         54
  Vanguard LifeStrategy Growth Fund .....................           --         --           --           --          --         52
  Vanguard LifeStrategy Moderate Growth Fund ............           --         --           --           --          --         53

ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................           --          5            5            5          --          5
  Templeton Asset Allocation Fund .......................           --         --           --           19          --         19


                                                                           YEAR TO DATE
                                                                           TOTAL RETURN
                                                                          FOR YEAR ENDING
                                                                            DECEMBER 31,
                                                                     -------------------------
                                                                      1999                1998
                                                                     -----               -----
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................            (1.40)%              6.30%
  AGSPC Government Securities Fund ......................            (3.74)               7.86
  AGSPC International Government Bond Fund ..............            (6.88)              15.92
  American General Core Bond Fund .......................            (1.89)               2.92(a)
  American General Domestic Bond Fund ...................            (3.81)               4.44(a)
  American General High Yield Bond Fund .................             2.17                5.31(a)
  American General Strategic Bond Fund ..................             3.06                4.99(a)
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................            (7.21)               8.04
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........            (9.61)              11.82

SPECIALTY FUNDS                                                      98.96               40.71
  AGSPC Science & Technology Fund .......................            17.46               26.03
  AGSPC Social Awareness Fund ...........................            17.19               27.78(a)
  American General Socially Responsible Fund ............

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................             3.71                4.12
  American General Money Market Fund ....................             3.98                1.33(a)

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...            12.47               16.20(a)
  American General Growth Lifestyle Fund ................            28.99               19.25(a)
  American General Moderate Growth Lifestyle Fund .......
  Vanguard LifeStrategy Conservative Growth Fund ........            17.90               18.54(a)
  Vanguard LifeStrategy Growth Fund .....................             6.44                8.40(b)
  Vanguard LifeStrategy Moderate Growth Fund ............            15.82               16.81(b)
                                                                     10.57               12.59(b)
ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................            10.65               17.19
  Templeton Asset Allocation Fund .......................            21.37                5.07


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                       /s/ ERNST & YOUNG LLP
                                       ----------------------------------------
                                           ERNST & YOUNG LLP

Houston, Texas
February 14, 2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED BALANCE SHEET

At December 31
In millions, except per share data

                                                                                     1999                  1998
-----------------------------------------------------------------------------------------------------------------

ASSETS         Investments - Notes 2, 7, 8, 9:
                 Fixed maturity securities
                   (amortized cost: $21,797 in 1999 and $21,733 in 1998)           $  21,258            $  22,878
                 Equity securities (cost: $182 in 1999 and $176 in 1998)                 220                  194
                 Mortgage loans on real estate                                         1,478                1,213
                 Real estate                                                              25                   21
                 Policy loans                                                            849                  789
                 Other long-term invested assets                                          95                   59
                 Short-term investments                                                   94                  164
               --------------------------------------------------------------------------------------------------
                   Total investments                                                  24,019               25,318
               --------------------------------------------------------------------------------------------------
               Investment income receivable                                              387                  370
               Cash                                                                       26                  105
               Receivable for securities sold                                             13                   22
               Deferred policy acquisition costs - Note 3                              1,301                  665
               Cost of insurance purchased - Note 4                                       19                   22
               Due from reinsurer, net                                                    12                   13
               Other assets                                                              156                  120
               Assets held in Separate Accounts                                       21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total assets                                                    $  47,323            $  41,347
-----------------------------------------------------------------------------------------------------------------
LIABILITIES    Policy reserves for fixed annuity investment contracts              $  23,441            $  23,219
               Payable for securities purchased                                           --                   41
               Remittances not allocated                                                  50                   96
               Commissions, general expenses and taxes (other than income taxes)          55                   38
               Other liabilities                                                         140                  193
               Income tax liabilities - Note 5                                           284                  542
               Liabilities related to Separate Accounts                               21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total liabilities                                                  45,360               38,841
-----------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S  Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 1999 and 1998 - Note 6                                 4                    4
               Additional paid-in capital                                                851                  833
               Retained earnings                                                       1,395                1,142
               Accumulated other comprehensive income (loss) - Note 2                   (287)                 527
               --------------------------------------------------------------------------------------------------
                   Total stockholder's equity                                          1,963                2,506
               --------------------------------------------------------------------------------------------------
                   Total liabilities and stockholder's equity                      $  47,323            $  41,347
               --------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF INCOME

For the years ended December 31,
In millions

                                                                                       1999            1998              1997
-------------------------------------------------------------------------------------------------------------------------------
REVENUES         Premium and other considerations                                   $      19       $       --        $      --
                 Surrender charges                                                         15               15               12
                 Mortality charges                                                        184              135               94
                 Expense charges                                                            8                7                6
                 Net investment income - Note 2                                         1,834            1,811            1,730
                 Realized investment gains (losses) - Note 2                                5              (28)              20
                 Other income                                                              28               19               17
                 --------------------------------------------------------------------------------------------------------------
                    Total revenues                                                      2,093            1,959            1,879
-------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND     Insurance policy benefits                                                 19               --               --
EXPENSES         Increase in policy reserves for fixed annuity contracts                1,213            1,296            1,286
                 Expenses:
                    Commissions                                                           149             124               111
                    Salaries                                                               94               71               59
                    Data processing                                                        63               29               15
                    Postage and telephone                                                  22               15               12
                    Sales promotion                                                        11               10               10
                    Depreciation expense on furniture and equipment                        16               10                9
                    Rent                                                                   12               10                8
                    Taxes, licenses and fees                                               10                8                7
                    Printing and supplies                                                   8                7                5
                    Other expenses                                                         41               61               35
                    Amortization of deferred policy acquisition costs, net - Note 3        56               55               42
                    Amortization of cost of insurance purchased, net - Note 4               3                2               --
                    Policy acquisition costs deferred - Note 3                           (196)            (160)            (138)
                 --------------------------------------------------------------------------------------------------------------
                       Total expenses                                                     289              242              175
                 --------------------------------------------------------------------------------------------------------------
                       Total costs and expenses                                         1,521            1,538            1,461
-------------------------------------------------------------------------------------------------------------------------------
EARNINGS         Income before income tax expense                                         572              421              418
                 Income tax expense - Note 5                                              195              137              144
                 --------------------------------------------------------------------------------------------------------------
                    Net income                                                      $     377       $      284        $     274
                 --------------------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31,
In millions, except per share data


                                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK               Balance at beginning and end of year                      $     4      $     4      $     4
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL                 Balance at beginning of year                                  833          711          459
PAID-IN-CAPITAL            Capital contribution from stockholder                          18          122          252
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                      851          833          711
-------------------------------------------------------------------------------------------------------------------------
RETAINED                   Balance at beginning of year                                1,142        1,039        1,144
EARNINGS                   Net income                                                    377          284          274
                           Dividends paid to stockholder                                (124)        (181)        (379)
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                    1,395        1,142        1,039
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER          Balance at beginning of year                                  527          306          167
COMPREHENSIVE              Change in net unrealized gains (losses) on securities        (814)         221          139
                           ----------------------------------------------------------------------------------------------
INCOME (LOSS)               Balance at end of year                                      (287)         527          306
-------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S
EQUITY                       Balance at end of year                                  $ 1,963      $ 2,506      $ 2,060
                           ----------------------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
NET INCOME                 Net income                                                $   377      $   284      $   274
----------------------------------------------------------------------------------------------------------------------
OTHER                      Change in net unrealized gains (losses) on securities
COMPREHENSIVE                   Fair value of fixed maturity securities               (1,684)         155          468
INCOME (LOSS)                   Deferred policy acquisition costs and
                                   cost of insurance purchased                           499          172         (251)
                                Deferred income taxes                                    351         (124)         (78)
                           -------------------------------------------------------------------------------------------
                                Change in fixed maturity securities                     (834)         203          139
                                Change in equity securities and other                     20           18            -
                           -------------------------------------------------------------------------------------------
                                 Total                                                  (814)         221          139
----------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE
INCOME (LOSS)              Comprehensive income (loss)                               $  (437)     $   505      $   413
                           -------------------------------------------------------------------------------------------
                           See notes to consolidated financial statements.



--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CASH FLOWS

For the years ended December 31,
In millions

                                                                                   1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
OPERATING             Net income                                                 $    377      $    284      $    274
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                          1,213         1,296         1,286
                         Deferred policy acquisition costs
                          and cost of insurance purchased                            (137)         (103)          (96)
                         Other, net                                                   (74)          (44)          (51)
                      ------------------------------------------------------------------------------------------------
                            Net cash provided by operating activities               1,379         1,433         1,413
----------------------------------------------------------------------------------------------------------------------
INVESTING             Investment purchases                                        (28,211)      (15,180)      (18,403)
ACTIVITIES            Investment calls, maturities and sales                       27,789        14,732        17,500
                      Net (increase) decrease in short-term investments                70          (104)           (8)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for investing activities                   (352)         (552)         (911)
----------------------------------------------------------------------------------------------------------------------
FINANCING             Policyholder account deposits                                 4,251         3,756         3,385
ACTIVITIES            Policyholder account withdrawals                             (2,033)       (1,777)       (1,427)
                      Transfers to Separate Accounts                               (3,218)       (2,728)       (2,325)
                      Capital contribution from stockholder                            18           122           252
                      Dividends paid to stockholder                                  (124)         (181)         (379)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for financing activities                 (1,106)         (808)         (494)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE            Net increase (decrease) in cash                                 (79)           73             8
IN CASH               Cash at beginning of year                                       105            32            24
                      ------------------------------------------------------------------------------------------------
                            Cash at end of year                                  $     26      $    105      $     32
                      ------------------------------------------------------------------------------------------------

                      See notes to consolidated financial statements.

-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999
In millions, except per share data

                                        1

                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. VALIC will adopt SFAS 133 on January 1, 2001. VALIC does not expect adoption to have a material impact on the consolidated results of operation or financial position.

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, VALIC held trading securities at various times and reported them at fair value. VALIC held no trading securities at December 31, 1999 or 1998. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

1.5 DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% for both 1998 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.


--------------------------------------------------------------------------------
                                                                               7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 1999, 1998, and 1997, or for the years then ended.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                               1999          1998          1997
-----------------------------------------------------------------
Statutory net income          $   256       $   170       $   238
Change in DPAC and CIP            137           103            96
Investment valuation
   differences                     21            48            --
Policy reserve adjustments         42            67            (5)
Deferred income taxes             (58)          (57)          (27)
Other, net                        (21)          (47)          (28)
-----------------------------------------------------------------
   GAAP net income            $   377       $   284       $   274
-----------------------------------------------------------------
Statutory equity              $ 1,331       $ 1,237       $ 1,189
Asset valuation reserve           272           230           188
Investment valuation
   differences*                  (550)        1,128           970
DPAC and CIP                    1,320           687           392
Non-admitted assets               104            72            35
Policy reserve adjustments        (92)         (134)         (187)
Deferred income taxes            (266)         (556)         (375)
Other, net                       (156)         (158)         (152)
-----------------------------------------------------------------
   GAAP equity                $ 1,963       $ 2,506       $ 2,060
-----------------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2

                                  INVESTMENTS


2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1999          1998          1997
------------------------------------------------------------------
Non-affiliated fixed
 maturity securities            $1,670        $1,664        $1,563
Affiliated fixed
 maturity securities                 2             3             3
Equity securities                   15            --            --
Mortgage loans on
 real estate                       104           113           124
Other                               71            63            53
------------------------------------------------------------------
  Gross investment income        1,862         1,843         1,743
  Investment expense                28            32            13
------------------------------------------------------------------
    Net investment income       $1,834        $1,811        $1,730
------------------------------------------------------------------

     There were no investments during 1999 and 1998 that did not produce investment income. The carrying value of investments that produced no investment income during 1997 totaled $12 million or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1999.

2.2 REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1999         1998         1997
-------------------------------------------------------------------
Fixed maturity securities
  Gross gains                       $ 101        $  14        $  35
  Gross losses                        (86)         (50)         (29)
-------------------------------------------------------------------
    Total fixed maturity
     securities                        15          (36)           6
-------------------------------------------------------------------
Mortgage loans on real estate          (4)           9           21
Real estate                            --            7            4
Other long-term investments             2           --           --
DPAC amortization and
  investment expense                   (8)          (8)         (11)
-------------------------------------------------------------------
  Realized investment gains
   (losses) before taxes                5          (28)          20
Income tax expense (benefit)            2          (10)           7
-------------------------------------------------------------------
  Net realized investment
   gains (losses)                   $   3        $ (18)       $  13
-------------------------------------------------------------------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions
--------------------------------------------------------------------------------
2.3 FIXED MATURITY AND EQUITY SECURITIES

         VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                       -----------------   ----------------------   -----------------------    -----------------
                                         1999     1998      1999          1998        1999           1998       1999      1998
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies            $   159   $   299   $    10        $    38   $    (1)        $    --    $   168   $   337
Obligations of states and
  political subdivisions                   105        56        --              3        (7)             --         98        59
Debt securities issued by
  foreign governments                      134       232         3             17        --              --        137       249
Corporate securities                    16,584    16,153       122            934      (639)            (73)    16,067    17,014
Mortgage-backed securities               4,774     4,948        31            227       (58)             (1)     4,747     5,174
Affiliated fixed maturity securities        27        25        --             --        --              --         27        25
Redeemable preferred stock                  14        20        --             --        --              --         14        20
--------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities        $21,797   $21,733   $   166        $ 1,219   $  (705)        $   (74)   $21,258   $22,878
--------------------------------------------------------------------------------------------------------------------------------
Equity securities                      $   182   $   176   $    38        $    18   $    --         $    --    $   220   $   194
--------------------------------------------------------------------------------------------------------------------------------


2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

         MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized    Fair
                                           Cost       Value
------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $     600   $   602
   In years two through five                 4,558     4,576
   In years six through ten                  6,584     6,383
   After ten years                           5,281     4,950
Mortgage-backed securities                   4,774     4,747
------------------------------------------------------------
       Total fixed maturity securities   $  21,797   $21,258
------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                 1999       1998      1997
------------------------------------------------------------
Gross unrealized gains          $  204    $ 1,237    $ 1,011
Gross unrealized losses           (705)       (74)       (21)
DPAC adjustments                   159       (340)      (512)
Deferred federal income taxes       55       (296)      (172)
------------------------------------------------------------
  Net unrealized gains
  (losses) on securities        $ (287)   $   527    $   306
------------------------------------------------------------

2.5 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                            1999        1998
---------------------------------------------
Geographic distribution:
  Atlantic                 $   656    $   645
  Pacific and Mountain         377        328
  Central                      459        252
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------
Property type:
  Office                   $   577    $   467
  Retail                       512        359
  Industrial                   265        250
  Apartments                   106         94
  Residential and other         32         55
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


2.5 MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                               1999       1998      1997
----------------------------------------------------------
Balance at January 1         $     12    $    21   $    44
Provision for (recovery of)
 mortgage loan losses               4         (7)      (18)
Deductions                         (2)        (2)       (5)
----------------------------------------------------------
Balance at December 31       $     14    $    12   $    21
----------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $17 million, $13 million, and $28 million at December 31, 1999, 1998, and 1997, respectively. The average investment in impaired loans was $15 million, $20 million, and $37 million at December 31, 1999, 1998, and 1997, respectively. Interest income related to impaired loans was $0 for 1999 and 1998, and $3 million in 1997.

2.6 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,823    $  5,469   $  5,175
Other                          17,388       9,711     13,228
------------------------------------------------------------
  Total                      $ 28,211    $ 15,180   $ 18,403
------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,829    $  4,444   $  4,224
Mortgage loans on
  real estate                     133         241        299
Equity securities                  42           8          3
Real estate                         4          17         22
Other                          16,781      10,022     12,952
------------------------------------------------------------
  Total                      $ 27,789    $ 14,732   $ 17,500
------------------------------------------------------------

                                        3

                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                   1999        1998        1997
-----------------------------------------------------------------
Balance at January 1             $    665    $    392    $    558
Deferrals:
  Commissions                          90          83          77
  Other acquisition costs             106          77          61
Amortization:
  Accretion of interest                78          73          65
  Operating earnings                 (134)       (128)       (107)
Offset to realized gains               (3)         (4)        (11)
Effect of net unrealized
  (gains) losses on securities        499         172        (251)
-----------------------------------------------------------------
Balance at December 31           $  1,301    $    665    $    392
-----------------------------------------------------------------


                                        4

                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                1999       1998      1997
-----------------------------------------------------------
Balance at January 1          $    22    $    --    $    --
Additions from acquisitions        --         24         --
Accretion of interest               1          1         --
Amortization                       (4)        (3)        --
-----------------------------------------------------------
Balance at December 31        $    19    $    22    $    --
-----------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3 million, $2 million, $2 million, $2 million, and $1 million.

                                        5

                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                  1999         1998
----------------------------------------------------------------------
Current tax liabilities (assets)                $      18    $     (14)
----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                    31          438
  DPAC and CIP                                        451          230
  Other                                                40           32
----------------------------------------------------------------------
   Total deferred tax liabilities                     522          700
----------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                    (140)        (134)
  Basis differential of investments                  (176)          (2)
  Other                                                (8)          (8)
----------------------------------------------------------------------
   Gross deferred tax assets                         (324)        (144)
   Valuation allowance                                 68           --
----------------------------------------------------------------------
     Total deferred tax assets, net                  (256)        (144)
----------------------------------------------------------------------
  Net deferred tax liabilities                        266          556
----------------------------------------------------------------------
     Total income tax liabilities               $     284    $     542
----------------------------------------------------------------------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $68 million was provided at December 31, 1999. This valuation allowance had no income statement impact.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                1999      1998           1997
------------------------------------------------------------------------------
Current:
  Federal                                      $ 133      $  78          $ 114
  State                                            4          2              3
------------------------------------------------------------------------------
    Total current income tax expense             137         80            117
------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                            48         35             29
  Policy reserves                                 (6)         4            (15)
  Basis differential of investments                8         13              4
  Other, net                                       8          5              9
------------------------------------------------------------------------------
    Total deferred income tax expense             58         57             27
------------------------------------------------------------------------------
       Income tax expense                      $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                1999       1998           1997
------------------------------------------------------------------------------
Federal income tax rate                           35%        35%            35%
Income tax expense at applicable rate          $ 200      $ 147          $ 146
Dividends received deduction                     (13)        (8)            (5)
Tax-exempt interest (ESOP)                        (2)        (3)            (4)
State income taxes                                 5          4              4
Other items                                        5         (3)             3
------------------------------------------------------------------------------
  Income tax expense                           $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     Income taxes paid were as follows:

                                                1999      1998            1997
-------------------------------------------------------------------------------
Federal                                        $  99      $ 93           $ 106
State                                              1         3               3
-------------------------------------------------------------------------------



                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $240 million.
                                       7

                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                 1999            1998
-------------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                            $ 132          $ 332
     Average receive rate                                        6.72 %         5.97%
     Average pay rate                                            6.52           5.37
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                                 $108          $ 108
     Average exchange rate                                       1.50           1.50
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Australian $)
     Notional amount (in U.S. $)                                $  23          $  --
     Average exchange rate                                       1.85             --
-------------------------------------------------------------------------------------

7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                                 1999           1998
-------------------------------------------------------------------------------------
Call swaptions
   Notional amount                                              $   2          $ 950
   Average strike rate                                           4.63%          4.07%
-------------------------------------------------------------------------------------
Put swaptions
   Notional amount                                              $   1          $ 690
   Average strike rate                                           8.50%          8.33%
-------------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 1999 expire in 2000. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.


7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.
-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

                                        8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                      1999                                   1998
                                                        ----------------------------------    -------------------------------------
                                                          FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
-----------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                  $       21,478*    $       21,478*    $       23,072 *    $     23,072
  Mortgage loans on real estate                                  1,414              1,478              1,252             1,213
  Policy loans                                                     806                849                801               789
  Short-term investments                                            94                 94                164               164
  Assets held in Separate Accounts                              21,390             21,390             14,712            14,712
Liabilities
  Insurance investment contracts                        $       21,817     $       23,441     $       23,314      $     23,219
  Liabilities related to Separate Accounts                      21,390             21,390             14,712            14,712
-----------------------------------------------------------------------------------------------------------------------------------

     * Includes derivative financial instruments with a fair value of ($4) in 1999 and $19 in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9

                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $44 million in 1999, $47 million in 1998, and $22 million in 1997, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $2 million in 1999, $0 in 1998, and $1 million in 1997.

     On November 4, 1982, VALIC invested $12 million in ~13 1?2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 1999, 1998, and 1997. VALIC recognized $1 million in interest income during 1999, 1998, 1997.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 1999, 1998, and 1997. VALIC recognized $1 million of interest income on the note during 1999, 1998, and 1997.

     VALIC paid common stock dividends of $124 million, $34.69 per share; $181 million, $50.63 per share; and $379 million, $106.01 per share, to AGL in 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


9. TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC received capital contributions of $17 million, $122 million, and $250 million from AGL in 1999, 1998, and 1997, respectively.

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22 million and $26 million on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $130 million.


                                       10

                           COMMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $6 million, $5 million, and $7 million, at December 31, 1999, 1998, and 1997, respectively. The 1999 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       11

                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for Federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:


                                  1999      1998        1997
------------------------------------------------------------
Service cost (benefits earned)
  during period                 $   1     $    2      $    1
Interest cost on projected
  benefit obligation                2          1           1
Expected return on plan assets     (1)        (1)         --
------------------------------------------------------------
  Total pension expense         $   2     $    2      $    2
------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation          7.75%      7.00%       7.25%
Rate of increase in
  compensation levels            4.25       4.25        4.00
Expected long-term rate of
  return on plan assets         10.35      10.25       10.00
------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 1999 and 1998 for VALIC's defined benefit pension plan:

                                             1999      1998
-----------------------------------------------------------
Projected benefit obligation               $   22    $   21
Plan assets at fair value                      18        15
-----------------------------------------------------------
Projected benefit obligation in excess of
 plan assets                                  (4)        (6)
Unrecognized net gain (loss)                  (2)         1
-----------------------------------------------------------
Net pension liability                      $   (6)   $   (5)
-----------------------------------------------------------

     At December 31, 1999, the plans' assets were invested as follows: (1) 71% in equity mutual funds managed outside of AGC; (2) 26% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 1% in AGC stock; and (4) 1% in deposit administration insurance contracts issued by AGC subsidiaries.


11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2.7 million and $2.4 million at year-end 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1999, 1998, and 1997 was immaterial.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions



                                       12

                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of March 10, 2000, all of VALIC's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. No interruptions to normal business operations have been experienced, including the processing of customer account data and transactions. VALIC will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness. VALIC does not expect any future disruptions, if they occur, to have a material effect on the results of operations, liquidity, or financial condition.

     Through December 31, 1999, VALIC incurred and expensed pretax costs of $32 million related to Year 2000 readiness, including $5 million in 1999, $20 million in 1998, and $6 million in 1997. In addition, the planned replacement of certain systems was accelerated as part of the Year 2000 plans. The cost of these replacement systems was immaterial. VALIC does not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

--------------------------------------------------------------------------------
14

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                       INDEPENDENCE PLUS CONTRACT SERIES

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectus for the Independence Plus Contract Series* dated May 1, 2000 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Life Insurance Company (the "Company") or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Distributor or from its registered sales representatives.


---------------

(* The Independence Plus Contract Series is composed of Contract Forms
   UIT-585-96 and UITG-585-96.)

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    4
Federal Tax Matters.............................    4
    General.....................................    4
    Taxes Payable by Participants and
       Annuitants...............................    4
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    4
    Section 401 Qualified Pension,
       Profit-Sharing or Annuity Plans..........    5
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    6
    Simplified Employee Pension Plans...........    7
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    7
    Private Employer Unfunded Deferred
       Compensation Plans.......................    7
    Non-Qualified Contracts.....................    8
    Fund Diversification........................    9
Exchange Privilege..............................    9
    General.....................................    9
    Differences between New and Existing
       Contracts................................    9
    Agents' and Managers' Retirement Plan
       Exchange Offer...........................   12
    Availability of Offer.......................   12
Calculation of Surrender Charge.................   13
    Illustration of Surrender Charge on Total
       Surrender................................   13
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   14
Purchase Unit Value.............................   15
    Illustration of Calculation of Purchase Unit
       Value....................................   15
    Illustration of Purchase of Purchase
       Units....................................   15
Performance Calculations........................   16
Money Market Division Yields....................   16
    Calculation of Current Yield for Money
       Market Division Six......................   16
    Illustration of Calculation of Current Yield
       Money Market Division Six................   16
    Calculation of Effective Yield for Money
       Market Division Six......................   16
    Illustration of Calculation of Effective
       Yield for Money Market Division Six......   16
Standardized Yield for Divisions Seven, Eight
  and Thirteen..................................   16



                                                  PAGE
                                                  ----
    Calculation of Standardized Yield for
       Divisions Seven, Eight and Thirteen......   16
    Illustration of Calculation of Standardized
       Yield for Divisions Seven, Eight and
       Thirteen.................................   16
Calculation of Average Annual Total Return......   17
Performance Information.........................   18
    Performance Compared to Market Indices......   18
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   20
    MidCap Index Division Four Performance
       Compared to S&P 500 Index and S&P MidCap
       400 Index................................   21
    Small Cap Index Division Fourteen
       Performance Compared to Russell 2000(R)
       Index....................................   22
    International Equities Division Eleven
       Performance Compared to EAFE Index.......   22
    Social Awareness Division Twelve Performance
       Compared to S&P 500 Index................   23
    Asset Allocation Division Five Performance
       Compared to S&P 500 Index, Merrill Lynch
       Corporate and Government Master Index and
       Certificate of Deposit Primary Offering
       by New York City Banks, 30 Day Index.....   24
    Capital Conservation Division Seven
       Performance Compared to Merrill Lynch
       Corporate Master Index...................   25
    Government Securities Division Eight
       Performance Compared to Lehman Brothers
       U.S. Treasury Composite Index............   26
    International Government Bond Division
       Thirteen Performance Compared to Salomon
       Brothers Non-U.S. Dollar World Government
       Bond Index...............................   27
    Money Market Division Six Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   28
Payout Payments.................................   29
    Assumed Investment Rate.....................   29
    Amount of Payout Payments...................   29
    Payout Unit Value...........................   29
    Illustration of Calculation of Payout Unit
       Value....................................   30
    Illustration of Payout Payments.............   30
Distribution of Variable Annuity Contracts......   31
Experts.........................................   31
Comments on Financial Statements................   31

                              GENERAL INFORMATION


MARKETING INFORMATION


     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits with the Company have grown from $37,000 in 1956 to more than $4.2 billion as of December 31, 1999. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 2,191,033 accounts as of December 31, 1999. As of December 31, 1999, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1999 the Company's assets totaled more than $47 billion.


     The Company's growth can also be reviewed by examining the growth in each market segment that the Company targets.


     The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to, public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.



     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.



     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."



     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.



     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), The Variable Annuity Research and Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

TYPES OF VARIABLE ANNUITY

CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

     Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract owners should consult a qualified tax advisor for more complete information. Contract owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS
AND ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and
1999); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55,
(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING
OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.


     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age
59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.


     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(B) INDIVIDUAL RETIREMENT ANNUITIES
(OTHER THAN ROTH IRAS)

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i)    are not active participants in another
retirement plan, and are not married;

(ii)   are not active participants in another
retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998;
       adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998;
       adjusted upward for inflation after 1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)   your applicable IRA deduction limit.

     You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health care premiums are not subject to the penalty tax.

     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax-Free Rollovers. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS


     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan ("SEP"). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compensation for plan years beginning after December 31, 1993.



     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,500 ($10,000 in 1999 and 1998, $9,500 prior to 1998), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.


     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION PLANS OF
PUBLIC EMPLOYERS AND TAX-EXEMPT
ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

     Tax-Free Transfers and Rollovers. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax-Free Transfers and Rollovers. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

     Purchase Payments. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.


     Taxation of Distributions. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income).


     In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

     If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

     In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.

     Required Distributions. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

     Tax-Free Exchanges. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

     Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

                               EXCHANGE PRIVILEGE

GENERAL

     We are making an exchange offer to annuitants and contract owners under certain of our outstanding fixed annuity contracts (including both "Fixed Contracts" (i.e., 1FA-582 and 6FA-582) and "Compounder Contracts") or under certain outstanding variable annuity contracts formerly issued through the Company's Separate Account One ("SA-1 Contracts"), Separate Account Two ("SA-2 Contracts"), and certain variable annuity contracts currently issued through Separate Account A ("UIT-981 Contracts"). The exchange will be available only as to contracts under which we have not yet started making payout payments. Eligible annuitants and contract owners may exchange their current Fixed, Compounder SA-1, SA-2, and/or UIT-981 Contracts ("Existing Contracts") for one of the new variable annuity Contracts ("New Contracts") of the type described herein.

     The New Contract will have the same accumulation value as the exchanged Existing Contract and, in addition, will have certain new features which may prove advantageous. Annuitants under New Contracts may choose up to seven of the ten available investment options, including two fixed accumulation options, whereas fewer options are available under the Existing Contracts. Also, the New Contracts have a surrender charge rather than the front end sales load imposed under the SA-1, SA-2 and Compounder Contracts. Fees and charges under the New Contracts are different from those under Existing Contracts, and in some cases may be higher, and the guaranteed annuity rates may be less favorable. Differences between New and Existing Contracts are described more fully below.

DIFFERENCES BETWEEN NEW AND
EXISTING CONTRACTS


     If you currently have a Fixed or a Compounder Contract, you should refer to the form of contract (or certificate thereunder) for its terms and conditions. You should refer to the most recently dated prospectus for a complete description of your variable annuity contract's terms and conditions. That prospectus is incorporated herein by reference, and you may obtain an additional copy free of charge by contacting our nearest Regional Office. The most important differences between Existing Contracts and New Contracts are discussed below.


     SALES CHARGES. Under the SA-1, SA-2 and Compounder Contracts, a sales and administrative charge is deducted from each purchase payment. This charge ranges from 5% on the first $5,000 of purchase payments to 3% of purchase payments in excess of $15,000.

     Under the Fixed and UIT-981 Contracts, no sales charge is deducted at the time a purchase payment is made, but a surrender charge may be imposed on total or partial surrenders. The surrender charge under UIT-981 Contracts is equal to 5% of any purchase payments withdrawn within three years of the date such purchase payments were made. The surrender charge under the Fixed Contracts is equal to the lesser of 7% of purchase payments withdrawn within five years of the date such purchase payments were made or the amount withdrawn. For these purposes, the most recent purchase payments are deemed to be withdrawn first. A partial surrender of up to 10% of the account value may be made once in a Participant Year without any surrender charge being imposed. No surrender charge is imposed if an account under a Fixed Contract has been in effect for fifteen years. If an individual type Existing Contract is exchanged for a group type New Contract, different state nonforfeiture law provisions may be applicable, which could result in a lesser amount being payable on surrender than otherwise would be the case.

     The New Contracts also impose a charge upon total or partial surrenders and do not deduct a sales charge at the time a Purchase Payment is made. The surrender charge under the New Contracts may not exceed 5% of any Purchase Payments which are withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Furthermore, a partial surrender of up to 10% of the Account Value may be made once in a Participant Year free of any surrender charge which would otherwise apply. The Company may decrease the surrender charge applicable to a particular New Contract if it estimates that its expenses will be lower for that Contract. No surrender charge is imposed: (a) if an account has been in effect for fifteen years, (b) if the employee has maintained the account for a period of five years and has attained the age of 59 1/2, or (c) the Participant is disabled. For purposes of satisfying these fifteen-year and seven-year holding period requirements, the New Contract or certificate thereunder will be deemed to have been issued on the same date as the Existing Contract or certificate thereunder, but no earlier than January 1, 1982.

     A sales charge has already been paid on purchase payments made in the past under SA-1, SA-2 and Compounder Contracts. Therefore, if a SA-1, SA-2 or Compounder Contract is exchanged for a New Contract, the surrender charge under the New Contract will not apply to the amount of Account Value applied to the New Contracts (the "Exchanged Amount.") Purchase payments made subsequent to the exchange, however, will be subject to the surrender charge under the New Contracts. In the case of a partial surrender, all such subsequent purchase payments will be deemed to be withdrawn before any of the Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under an SA-1 or SA-2 contract to the variable portion of such contract.

     If a UIT-981 or Fixed Contract is exchanged for a New Contract, the surrender charge under the UIT-981 or Fixed Contract will not apply to the exchanged amount. However, in the case of a total or partial surrender, Purchase Payments under the UIT-981 Contract or under the Fixed Contract, which were exchanged for a New Contract and which were made within three years before the date of the exchange in the case of the UIT-981 Contract or within five years before the date of the exchange in the case of the Fixed Contract (Exchanged Purchase Payments) will be subject to a surrender charge under the New Contract if withdrawn within five years of the date the Exchanged Purchase Payments were made. Exchanged Purchase Payments will be deemed to have been made under the New Contract on the date they were made to the Fixed or the UIT-981 Contract for purposes of calculating the surrender charge under the New Contracts. A 2% additional surrender charge will be imposed on Exchanged Purchase Payments which were made under a Fixed Contract within the preceding five years, which were not previously subject to any surrender charge, and which are withdrawn within one year after a Fixed Contract is exchanged for a New Contract. For purposes of this 2% charge, such Exchanged Purchase Payments will be deemed to be withdrawn first.

     ADMINISTRATIVE AND RISK CHARGES. Under the SA-1, SA-2 and Compounder Contracts, a charge of a percentage of each purchase payment is made for administrative expenses. For Compounder Contracts and most SA-1 and SA-2 Contracts, the charge is 1.25%. For SA-1 and SA-2 Contracts, the charges are included in the sales charges (see discussion above). An additional daily charge (at an annual rate of 1% of total net assets attributable to a SA-1 Contract and ranging from .21% to .85% of total net assets attributable to a SA-2 Contract) is made for mortality and expense risks assumed by the Company. The total of these expense charges and certain other charges imposed against SA-1 and SA-2 Contracts is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts which was charged on April 1, 1987. (See prospectus for SA-1 and SA-2 Contracts, dated April 20, 1987.)

     Under UIT-981 Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the UIT-981 Contracts to cover administrative expenses (other than those covered by the annual charge) and the mortality risk assumed by us.

     There are no administrative and risk charges under the Fixed Contracts.

     Under the New Contracts, an account maintenance free of $20 is assessed for the first Participant Year and an annual fee of $15 is assessed for the second and later years during the Purchase Period. The fee is due in quarterly installments. The fee may, with prior regulatory approval, if necessary, be increased or decreased and may be reduced or waived on particular New Contracts if the Company's administrative expenses are expected to be lower for that contract.

     If a UIT-981 Contract is exchanged for a New Contract on or after the annual fee is assessed, the account maintenance fee will not be refunded. In addition, the New Contract will be subject to the account maintenance fee under the New Contract.

     VARIABLE INVESTMENT ALTERNATIVES. Under SA-1 and SA-2 Contracts, only one division of Separate Account A is available, which invests in a portfolio of the American General Series Portfolio Company ("AGSPC"). This portfolio is managed by us for advisory fees at annual rates ranging from .35% to .75% of the portfolio's average monthly net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against SA-1 and SA-2 Contracts are limited to a maximum of the rate charged on April 1, 1987.

     Under UIT-981 Contracts, five divisions of Separate Account A are available, each investing in shares of a different underlying mutual fund of AGSPC. The five mutual funds are managed by us for advisory fees at annual AGSPC rates ranging from .32% to .75% of each respective portfolio's average daily net assets.

     Under the New Contracts, ten divisions of Separate Account A are available, each investing in a different investment portfolio of AGSPC. The investment portfolios are managed by us for advisory fees at annual rates ranging from .35% to .75% of each portfolio's average monthly net assets. In addition, two Fixed Account Options are available.

     Payout Payments under SA-1, SA-2 and UIT-981 Contracts and the New Contracts may be made on a fixed or variable basis, or a combination of both. During the period following commencement of Payout Payments (the "Payout Period") SA-1 and SA-2 Contracts make no provision for transfers from a separate account to provide a Fixed Payout Option. The option, subject to certain conditions, is available under the New Contracts as well as under UIT-981 Contracts.

     PAYOUT OPTIONS. One option under the New Contracts provides for Payout Payments to be made for a selected number of years between 3 and 30 on a fixed basis only. Under SA-1, UIT-981, Fixed and Compounder Contracts, this option is limited to 15 years. Under the SA-1 and SA-2 Contracts, such Payout Payments may be on either a fixed or variable basis. SA-2 Contracts do not provide a guaranteed period option. Under the UIT-981, SA-1, Fixed and Compounder Contracts, the guaranteed period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. No such commutation is available under the New Contracts.

     The SA-1 Contracts provide an option for monthly Variable Payout Payments to be made at a level payment basis during each year of the Payout Period. The New Contracts do not provide this option.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under a New Contract generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement is inapplicable to Existing Contracts or certificates issued before January 19, 1985 if not exchanged.

     BETTERMENT OF RATES. The New Contracts, the UIT-981 Contracts and the Fixed Contracts provide that Payout Payments for Fixed Payouts will be based on mortality tables then being used by us, if more favorable to the Annuitant then those included in the Contract. The SA-1 Contracts contain a similar "betterment of rates" provision which is applicable to both Fixed and Variable Payouts. The Compounder and SA-2 Contracts contain no betterment of rates provision.


     GUARANTEED PAYOUT PAYMENT RATES. Mortality rates have improved since Payout Payment rates were developed for the Existing Contracts. Therefore, the Payout Payment rates guaranteed in the New Contracts are less favorable to Contract Owners and Annuitants than those guaranteed in the Existing Contracts. However, the current Payout Payment rates being charged for Fixed Payout Payments under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under the New or the Existing Contracts. Of course, no assurance can be given that this will continue to be true at the time the Payout Period commences for a given contract. Guaranteed Payout Payment rate tables are set forth in your Existing Contract or in current endorsements thereto. Those guaranteed for New Contracts are set forth therein, and copies may be obtained from one of our regional offices.


AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

     GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). The Company is granting to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 contracts for the equivalent units of interest in the New Contracts.

     Participants who enter into the voluntary exchange will not incur under the New Contracts any surrender charges or annual account maintenance fees. Other individuals who are not eligible agents and managers of the Company who may exchange their Account Value under the SA-1 contracts for the equivalent in the New contracts may have imposed under the New Contract such charges and fees. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

1. remain in the SA-1 contract;

2. leave current assets in the SA-1 contract and direct future Purchase Payments to the New Contract; or

3. transfer Account Value and future Purchase Payments to the New Contract.

     If you choose to remain in the SA-1 contract, future Purchase Payments and Account Value will be controlled by the provisions of the SA-1 contract. If you choose to leave Account Value in the SA-1 and direct future Purchase Payments to the New Contract, your Account Value will be controlled by the provisions of the SA-1 contract. Future Purchase Payments will be controlled by the terms of the New Contract subject to the exception that surrender charges and annual account maintenance fees will not be imposed under the New Contract. If you choose to transfer all Account Value and future Purchase Payments to the New Contract, such Account Value and Purchase Payments will be controlled by the provisions of the New Contract subject to the exception that surrender charges and annual account maintenance fees will not be imposed under the New Contract.

     Once you transfer Account Value and future Purchase Payments to the New Contract you will not be permitted to exchange back to the SA-1 contract. If you choose to transfer future Purchase Payments but not Account Value to the New Contract, you will be allowed at a later date to transfer Account Value to the New Contract. For a complete analysis of the differences between the SA-1 contract and the New Contract, you should refer to the section entitled "Differences Between New and Existing Contracts" and the form of the contract or certificate for its terms and conditions.

AVAILABILITY OF OFFER

     Current owners or Annuitants wishing to exchange should contact any Regional Office at 1-800-44-VALIC for assistance. Partial exchanges are not permitted and, once this privilege has been exercised, any exchange back to the Existing Contract will not be made on these terms. This exchange offer is not applicable to any outstanding fixed annuity contracts except the Compounder series contracts (Contract Forms C-I-75 and IFA-78) and those fixed contracts on forms GFA-582 and IFA-582. THE COMPANY RESERVES THE RIGHT TO TERMINATE OR SUSPEND THE EXCHANGE OFFER AT ANY TIME.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.

                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $10,000
10/1/95.........................  Purchase Payment                                       5,000
10/1/96.........................  Purchase Payment                                      15,000
10/1/97.........................  Purchase Payment                                       2,000
10/1/98.........................  Purchase Payment                                       3,000
10/1/99.........................  Purchase Payment                                       4,000
12/31/99........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000
                                                                                        ------


     Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 60 months of Purchase Payments


1. Surrender Charge against Purchase Payment of 10/1/94.....  $    0
2. Surrender Charge against Purchase Payment of 10/1/95
  (0.05 X $5,000)...........................................  $  250
3. Surrender Charge against Purchase Payment of 10/1/96
  (0.05 X $15,000)..........................................  $  750
4. Surrender Charge against Purchase Payment of 10/1/97
  (0.05 X $2,000)...........................................  $  100
5. Surrender Charge against Purchase Payment of 10/1/98
  (0.05 X $3,000)...........................................  $  150
6. Surrender Charge against Purchase Payment of 10/1/99
  (0.05 X $4,000)...........................................  $  200
   Surrender Charge based on Purchase Payments
  (1 + 2 + 3 + 4 + 5 + 6)...................................  $1,450


b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

      Account Value at time of surrender                    $ 50,000
      Less 10% not subject to surrender charge                -5,000
                                                            --------
    Subject to surrender charge                               45,000
                                                            X    .05
                                                            --------
    Surrender Charge based on Account Value                 $  2,250   ...............    $2,250
    Surrender Charge is the lesser of a or b                           ...............    $1,450
                                                                                          ------

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

     Example 2.

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $ 5,000
10/1/95.........................  Purchase Payment                                      15,000
10/1/96.........................  Purchase Payment                                       2,000
10/1/97.........................  Purchase Payment                                       3,000
10/1/98.........................  Purchase Payment                                       4,000
10/1/99.........................  Purchase Payment                                      10,000
12/31/99........................  10% Partial Surrender
                                    (Assumes Account Value is $39,000)                   3,900
2/1/00..........................  Full Surrender                                        35,100


a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

   10% of $39,000 = $3,900 [no charge on this 10% withdrawal].

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100.

c. The Surrender Charge calculated on the Account Value withdrawn
   $35,100 X .05 = $1,755.

d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

    1. Purchase Unit value, beginning of
      period................................  $ 1.800000
    2. Value of Fund share, beginning of
      period................................   21.200000
    3. Change in value of Fund share........     .500000
    4. Gross investment return (3)/(2)......     .023585
    5. Daily separate account fee...........  $  .000027
                                              ----------
    6. Net investment return (4)-(5)........     .023558
                                              ----------
    7. Net investment factor 1.000000+(6)...  $ 1.023558
                                              ----------
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $ 1.842404
                                              ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

    1. First Periodic Purchase Payment......  $  100.00
    2. Purchase Unit value on effective date
      of purchase (see Example 3)...........  $1.800000
    3. Number of Purchase Units purchased
      (1)/(2)...............................     55.556
    4. Purchase Unit value for valuation
      date following purchase (See Example
      3)....................................  $1.842404
                                              ---------
    5. Value of Purchase Units in account
      for valuation date following purchase
      (3)X(4)...............................  $  102.36
                                              ---------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX


                           7-DAY CURRENT YIELD: 4.31%


   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX


                          7-DAY EFFECTIVE YIELD: 4.40%


  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN


                                                              DIV 7   DIV 8   DIV 13
                                                              -----   -----   ------
Standardized Yield..........................................  6.31%   5.44%    3.28%
                                                              ----    ----     ----


ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.


     The yield quotation based on a 30-day period ended December 31, 1999, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                        YIELD = 2 [( a - b + 1 )(6) - 1]
                                         cd

     Where:

                 a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b     =   expenses accrued for the period (net of reimbursements)

                 c     =   the average daily number of Purchase Units outstanding
                           during the period

                 d     =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1999, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                               P (1 + T)(n) = ERV

     Where:


                 P     =   a hypothetical initial Purchase Payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV   =   redeemable value at the end of the 1, 5, or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                           beginning of the 1, 5, or 10 year periods (or fractional
                           portion thereof)


     We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See "How to Review Investment Performance of Separate Account Divisions" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit Values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Purchase Unit Values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations. THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.


     The performance of Stock Index Division Ten and Social Awareness Division Twelve may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(R) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.



     The performance of MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.64 billion as of March 31, 2000. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.


     The performance of Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average

---------------


* "Standard & Poors(R)", S&P(R), "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and

  Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these
  Funds.

years to maturity of these corporate bond holdings are approximately 12 years.

     Performance of Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The performance of International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.

     The performance of the International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of the Small Cap Index Division Fourteen may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.


     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund, will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily in accordance with an asset allocation model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.


     Additionally, the performance of a Division from time to time may be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell(TM) is a
   trademark of the Frank Russell Company.

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

STOCK INDEX DIVISION TEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                              STOCK
                                                              INDEX
                                                             DIVISION          S&P 500
                                                               TEN              INDEX
                                                             --------          -------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,517             9,689
12/31/91...................................................   12,154            12,642
12/31/92...................................................   12,833            13,605
12/31/93...................................................   13,960            14,976
12/31/94...................................................   13,918            15,174
12/31/95...................................................   18,921            20,876
12/31/96...................................................   22,994            25,671
12/31/97...................................................   30,299            34,234
12/31/98...................................................   38,522            44,018
12/31/99...................................................   45,985            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS    5 YEARS    1 YEAR
                                                            --------    -------    ------
Investment Division
  Stock Index Division Ten................................   359.85%    230.40%    19.37%
                                                             ------     ------     -----
Benchmark Comparison
               S&P 500 Index..............................   432.83%    251.15%    21.05%
                                                             ------     ------     -----


---------------

* This Division was initiated on April 20, 1987.

MIDCAP INDEX DIVISION FOUR* PERFORMANCE COMPARED TO S&P 500 INDEX AND S&P MIDCAP 400 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991


                                                          MIDCAP
                                                          INDEX       S&P        S&P
                                                         DIVISION     500     MIDCAP 400
                                                           FOUR      INDEX      INDEX
                                                         --------   -------   ----------
10/01/91...............................................  $10,000    $10,000    $10,000
12/31/91...............................................   11,163     10,838     11,229
                                                         -------    -------    -------
12/31/92...............................................   12,143     11,664     12,566
                                                         -------    -------    -------
12/31/93...............................................   13,574     12,840     14,320
                                                         -------    -------    -------
12/31/94...............................................   12,936     13,009     13,806
                                                         -------    -------    -------
12/31/95...............................................   16,718     17,898     18,078
                                                         -------    -------    -------
12/31/96...............................................   19,661     22,009     21,557
                                                         -------    -------    -------
12/31/97...............................................   25,648     29,351     28,506
                                                         -------    -------    -------
12/31/98...............................................   30,214     37,739     33,947
                                                         -------    -------    -------
12/31/99...............................................   34,376     45,682     38,948


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                            INCEPTION**   5 YEARS   1 YEAR
                                                            -----------   -------   ------
Investment Division
  MidCap Index Division Four..............................    243.76%     165.74%   13.78%
                                                              ------      ------    -----
Benchmark Comparison
               S&P 500 Index..............................    356.82%     251.15%   21.05%
                                                              ------      ------    -----
               S&P MidCap 400 Index.......................    289.48%     182.11%   14.73%
                                                              ------      ------    -----


---------------


* Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote.


** This Division was initiated on October 13, 1982.

SMALL CAP INDEX DIVISION FOURTEEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
     ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE MAY 1, 1992


                                                              SMALL
                                                               CAP
                                                              INDEX            RUSSELL
                                                             DIVISION           2000
                                                             FOURTEEN           INDEX
                                                             --------          -------
05/01/92...................................................  $10,000           $10,000
12/31/92...................................................   11,128            11,416
                                                             -------           -------
12/31/93...................................................   12,772            13,571
                                                             -------           -------
12/31/94...................................................   12,223            13,324
                                                             -------           -------
12/31/95...................................................   15,449            17,114
                                                             -------           -------
12/31/96...................................................   17,854            19,937
                                                             -------           -------
12/31/97...................................................   21,636            24,396
                                                             -------           -------
12/31/98...................................................   21,005            23,775
                                                             -------           -------
12/31/99...................................................   25,226            28,828


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION*   5 YEARS   1 YEAR
                                                            ----------   -------   ------
Investment Division
  Small Cap Index Division 14.............................    152.26%    106.38%   20.10%
                                                              ------     ------    -----
Benchmark Comparison
               Russell 2000...............................    188.28%    116.37%   21.26%
                                                              ------     ------    -----


---------------

* This Division was initiated on May 1, 1992.

INTERNATIONAL EQUITIES DIVISION ELEVEN PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                         INTERNATIONAL
                                                           EQUITIES               EAFE
                                                        DIVISION ELEVEN           INDEX
                                                        ---------------          -------
01/01/90..............................................      $10,000              $10,000
12/31/90..............................................        7,910                7,655
12/31/91..............................................        8,705                8,584
12/31/92..............................................        7,459                7,539
12/31/93..............................................        9,591                9,993
12/31/94..............................................       10,253               10,771
12/31/95..............................................       11,245               11,978
12/31/96..............................................       11,891               12,702
12/31/97..............................................       12,031               12,928
12/31/98..............................................       14,145               15,513
12/31/99..............................................       18,088               19,696

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS    5 YEARS    1 YEAR
                                                            --------    -------    ------
Investment Division
  International Equities Division Eleven..................   80.88%      76.42%    27.88%
                                                             -----       -----     -----
Benchmark Comparison
               EAFE Index.................................   96.96%      82.87%    26.96%
                                                             -----       -----     -----


---------------

* This Division was initiated on October 2, 1989.

SOCIAL AWARENESS DIVISION TWELVE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                              SOCIAL
                                                             AWARENESS
                                                             DIVISION           S&P 500
                                                              TWELVE             INDEX
                                                             ---------          -------
01/01/90...................................................   $10,000           $10,000
12/31/90...................................................     9,779             9,689
12/31/91...................................................    12,382            12,642
12/31/92...................................................    12,668            13,605
12/31/93...................................................    13,534            14,976
12/31/94...................................................    13,207            15,174
12/31/95...................................................    18,169            20,876
12/31/96...................................................    22,304            25,671
12/31/97...................................................    29,558            34,234
12/31/98...................................................    37,250            44,018
12/31/99...................................................    43,756            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS    5 YEARS    1 YEAR
                                                            --------    -------    ------
Investment Division
  Social Awareness Division Twelve........................   337.56%    231.31%    17.46%
                                                             ------     ------     -----
Benchmark Comparison
               S&P 500 Index..............................   432.83%    251.15%    21.05%
                                                             ------     ------     -----


---------------

* This Division was initiated on October 2, 1989.

ASSET ALLOCATION DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX, MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                       ASSET ALLOCATION          S&P 500          BLENDED
                                        DIVISION FIVE             INDEX           INDEX**
                                       ----------------          -------          -------
01/01/90.............................      $10,000               $10,000          $10,000
12/31/90.............................        9,662                 9,689           10,221
12/31/91.............................       11,607                12,642           12,556
12/31/92.............................       11,408                13,605           13,467
12/31/93.............................       12,343                14,976           14,773
12/31/94.............................       12,060                15,174           14,772
12/31/95.............................       14,900                20,876           18,819
12/31/96.............................       16,388                25,671           21,422
12/31/97.............................       19,895                34,234           26,122
12/31/98.............................       23,314                44,018           31,313
12/31/99.............................       25,796                53,283           34,750


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Asset Allocation Division Five...........................    157.96%   113.90%   10.65%
                                                               ------    ------    -----
Benchmark Comparison**
               S&P 500 Index...............................    432.83%   251.15%   21.05%
                                                               ------    ------    -----
               Blended Index...............................    247.50%   135.23%   10.98%
                                                               ------    ------    -----


---------------

*  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

CAPITAL CONSERVATION DIVISION SEVEN PERFORMANCE COMPARED TO MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                                              MERRILL LYNCH
                                               CAPITAL CONSERVATION          CORPORATE MASTER
                                                  DIVISION SEVEN                  INDEX
                                               --------------------          ----------------
01/01/90.....................................        $10,000                     $10,000
12/31/90.....................................          9,872                      10,737
12/31/91.....................................         11,452                      12,695
12/31/92.....................................         12,317                      13,853
12/31/93.....................................         13,657                      15,575
12/31/94.....................................         12,695                      15,051
12/31/95.....................................         15,181                      18,299
12/31/96.....................................         15,295                      18,919
12/31/97.....................................         16,440                      20,884
12/31/98.....................................         17,476                      22,705
12/31/99.....................................         17,230                      22,277


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Capital Conservation Division Seven......................     72.30%    35.72%   (1.40)%
                                                               ------     -----    -----
Benchmark Comparison
  Merrill Lynch Corporate Master Index.....................    122.77%    48.01%   (1.89)%
                                                               ------     -----    -----


---------------

* This Division was initiated on January 16, 1986.

GOVERNMENT SECURITIES DIVISION EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                               GOVERNMENT SECURITIES           U.S. TREASURY
                                                  DIVISION EIGHT              CORPORATE INDEX
                                               ---------------------          ---------------
01/01/90.....................................         $10,000                     $10,000
12/31/90.....................................          10,491                      10,861
12/31/91.....................................          11,917                      12,529
12/31/92.....................................          12,648                      13,435
12/31/93.....................................          13,875                      14,878
12/31/94.....................................          13,120                      14,368
12/31/95.....................................          15,260                      17,005
12/31/96.....................................          15,397                      17,476
12/31/97.....................................          16,602                      19,131
12/31/98.....................................          17,908                      21,059
12/31/99.....................................          17,238                      20,518


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS    5 YEARS    1 YEAR
                                                            --------    -------    ------
Investment Division
  Government Securities Division Eight....................    72.38%     31.39%    (3.74)%
                                                             ------      -----     -----
Benchmark Comparison
  U.S. Treasury Composite Index...........................   105.18%     42.81%    (2.57)%
                                                             ------      -----     -----


---------------

* This Division was initiated on January 16, 1986.

INTERNATIONAL GOVERNMENT BOND DIVISION THIRTEEN PERFORMANCE COMPARED TO SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991


                                                                              SALOMON BROS.
                                                    INTERNATIONAL            NON-U.S. DOLLAR
                                                     GOVERNMENT                   WORLD
                                                        BOND                   GOVERNMENT
                                                  DIVISION THIRTEEN               INDEX
                                                  -----------------          ---------------
10/01/91........................................       $10,000                   $10,000
12/31/91........................................        10,905                    11,042
                                                       -------                   -------
12/31/92........................................        11,128                    11,540
                                                       -------                   -------
12/31/93........................................        12,583                    13,246
                                                       -------                   -------
12/31/94........................................        13,014                    13,999
                                                       -------                   -------
12/31/95........................................        15,308                    16,692
                                                       -------                   -------
12/31/96........................................        15,822                    17,331
                                                       -------                   -------
12/31/97........................................        14,906                    16,568
                                                       -------                   -------
12/31/98........................................        17,280                    19,497
                                                       -------                   -------
12/31/99........................................        16,091                    18,489
                                                       -------                   -------


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                             INCEPTION*   5 YEARS   1 YEAR
                                                             ----------   -------   ------
Investment Division
  International Government Bond Division Thirteen..........    60.91%      23.65%   (6.88)%
                                                               -----       -----    -----
Benchmark Comparison
  Salomon Bros. Non-U.S. Dollar World Government Bond
     Index.................................................    84.89%      32.07%   (5.17)%
                                                               -----       -----    -----


---------------

* This Division was initiated on October 1, 1991.

MONEY MARKET DIVISION SIX PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1990



                                                         MONEY MARKET          PRIMARY
                                                         DIVISION SIX          CD INDEX
                                                         ------------          --------
01/01/90...............................................    $10,000             $10,000
12/31/90...............................................     10,683              10,800
12/31/91...............................................     11,163              11,390
12/31/92...............................................     11,411              11,749
12/31/93...............................................     11,602              12,053
12/31/94...............................................     11,923              12,483
12/31/95...............................................     12,460              13,100
12/31/96...............................................     12,955              13,694
12/31/97...............................................     13,490              14,349
12/31/98...............................................     14,047              15,023
12/31/99...............................................     14,568              15,693


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Money Market Division Six................................    45.68%     22.19%    3.71%
                                                               -----      -----     ----
Benchmark Comparison
  Primary CD Index.........................................    56.93%     25.71%    4.46%
                                                               -----      -----     ----

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustments for 3 1/2% Assumed Investment Rate....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00
 2. Purchase Unit value (see Example 3).....................  $ 1.800000
 3. Account Value of Contract (1)X(2).......................  $18,000.00
 4. First monthly Payout Payment per $1,000 of Account
   Value....................................................  $     5.63
 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34
 6. Payout Unit value (see Example 8).......................  $  .980000
 7. Number of Payout Units (5)/(6)..........................  $  103.408
 8. Assume Payout Unit value for second month equal to......  $  .997000
 9. Second monthly Payout Payment (7)X(8)...................  $   103.10
10. Assume Payout Unit value for third month equal to.......  $  .953000
11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Distributor as defined above, an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.



     The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts".)



     Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company ("VAMCO") was the principal underwriter for the Separate Account. Sales commissions paid for 1999 were $3,137,540. The Distributor retained $0 in commissions for 1999.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Company's Separate Account A at December 31, 1999 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            [AMERICAN GENERAL LOGO]


                                   The Variable Annuity Life Insurance Company


                                   is a member of American General Financial
                                   Group.


                                   American General Financial Group is the
                                   marketing


                                   name for American General Corporation and its subsidiaries.



                                 PRINTED MATTER


                     PRINTED IN U.S.A.  VA 9079-1  REV 5/00


             (C)The Variable Life Insurance Company, Houston, Texas


                                         Recycled Paper  --RECYCLED PAPER LOGO--

                               TABLE OF CONTENTS


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 1999


Report of Independent Auditors...........................................  1
Summary of Financial Statements..........................................  3
Statements of Net Assets.................................................  4
Statements of Operations.................................................  8
Statements of Changes in Net Assets...................................... 14
Notes to Financial Statements............................................ 34
Supplemental Information................................................. 39

                         REPORT OF INDEPENDENT AUDITORS                        1

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, and 48 through 60 inclusive) comprising the Separate Account as of December 31, 1999. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 50, inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from August 26, 1998 (inception) to December 31, 1998; except for divisions 51 through 54, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from September 22, 1998 (inception) to December 31, 1998; and except for divisions 55 through 57, inclusive, for which we have audited the statements of operations and changes in net assets for the period from January 4, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with accounting principles generally accepted in the United States.


                                  /s/ ERNST & YOUNG LLP
                                      -------------------------
                                      ERNST & YOUNG LLP


Houston, Texas
February 22, 2000

                         SUMMARY OF FINANCIAL STATEMENTS                       3

STATEMENT OF NET ASSETS
December 31, 1999


                                                                                             ALL DIVISIONS
                                                                                           ----------------
ASSETS:

Total investment in shares of mutual funds, at market (cost $15,133,600,700) ...........   $ 21,292,842,069
Balance due from VALIC general account, net ............................................         17,655,894
Payable for mutual fund purchases, net .................................................         (4,388,902)
                                                                                           ----------------
NET ASSETS .............................................................................   $ 21,306,109,061
                                                                                           ----------------
Contract Owner Reserves and Capital Surplus:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of
   reinvestment) .......................................................................   $ 21,173,161,490
Reserves for annuity contracts on benefit ..............................................         27,942,008
Capital surplus (Note C) ...............................................................        105,005,563
                                                                                           ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ......................................   $ 21,306,109,061
                                                                                           ----------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

                                                                                            ALL DIVISIONS
                                                                                           ----------------
INVESTMENT INCOME:

Dividends from mutual funds ............................................................   $    200,790,831
                                                                                           ----------------
EXPENSES:

Mortality and expense risk charge ......................................................        182,974,740
Reimbursement of expenses (Note C) .....................................................        (10,256,222)
                                                                                           ----------------
   Total expenses ......................................................................        172,718,518
                                                                                           ----------------
NET INVESTMENT INCOME ..................................................................         28,072,313
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .......................................................        492,418,714
Capital gains distributions from mutual funds ..........................................      1,237,635,279
Net unrealized appreciation of investments during the period ...........................      2,750,587,412
                                                                                           ----------------
   Net realized and unrealized gain on investments .....................................      4,480,641,405
                                                                                           ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $  4,508,713,718
                                                                                           ----------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                           ----------------------------------------
                                                                                               FOR THE                 FOR THE
                                                                                              YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                                           -----------------       ----------------
OPERATIONS:

Net investment income...................................................................   $      28,072,313       $     32,906,355
Net realized gain on investments........................................................         492,418,714            256,062,773
Capital gains distributions from mutual funds...........................................       1,237,635,279            599,950,396
Net unrealized appreciation of investments during the period............................       2,750,587,412          1,171,591,212
                                                                                           -----------------       ----------------
   Increase in net assets resulting from operations ....................................       4,508,713,718          2,060,510,736
                                                                                           -----------------       ----------------
PRINCIPAL TRANSACTIONS:

Purchase payments ......................................................................       2,904,038,286          2,363,611,667
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ....      (1,008,041,123)          (576,063,916)
Annuity benefit payments ...............................................................          (3,151,245)            (2,688,910)
Amounts transferred from VALIC general account, net.....................................         312,589,668            419,275,772
                                                                                           -----------------       ----------------
   Increase in net assets resulting from principal transactions ........................       2,205,435,586          2,204,134,613
                                                                                           -----------------       ----------------
Total increase in net assets............................................................       6,714,149,304          4,264,645,349

NET ASSETS:

Beginning of period.....................................................................      14,591,959,757         10,327,314,408
                                                                                           -----------------       ----------------
End of period...........................................................................   $  21,306,109,061       $ 14,591,959,757
                                                                                           -----------------       ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

4                             FINANCIAL STATEMENTS


                                                                 AGSPC             AGSPC            AGSPC
STATEMENTS OF NET ASSETS                                     INTERNATIONAL         MIDCAP         SMALL CAP
December 31, 1999                                              EQUITIES            INDEX            INDEX
                                                                FUND -             FUND -           FUND -
                                                              DIVISION 11        DIVISION 4       DIVISION 14       DIVISION 10A
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  175,007,894    $  876,866,818    $  241,145,168    $  590,443,067
Balance due from (to) VALIC general account ..............        2,029,474             9,382            27,128          (319,779)
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  176,828,231    $  876,371,622    $  241,010,780    $  574,871,892
Reserves for annuity contracts on benefit ................          209,137           504,578           161,516        15,251,396
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

                                                               AMERICAN         AMERICAN           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        GENERAL          GENERAL           GENERAL            GENERAL
December 31, 1999                                            INTERNATIONAL      LARGE CAP          LARGE CAP          MID CAP
                                                              VALUE FUND -     GROWTH FUND -      VALUE FUND -      GROWTH FUND
                                                              DIVISION 34       DIVISION 39       DIVISION 40       DIVISION 37
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,096,689    $   21,699,827    $    4,473,480    $    7,065,815
Balance due from (to) VALIC general account ..............            2,758            81,423             3,679             5,305
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    1,126,250    $   16,976,274    $      657,997    $    1,243,896
Reserves for annuity contracts on benefit ................             --                --                --                --
 Capital surplus (Note C) ................................        6,973,197         4,804,976         3,819,162         5,827,224
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------


                                                               DREYFUS           NEUBERGER         PUTNAM              PUTNAM
STATEMENTS OF NET ASSETS                                       FOUNDERS           BERMAN           GLOBAL               NEW
December 31, 1999                                               GROWTH           GUARDIAN          GROWTH           OPPORTUNITIES
                                                                FUND -            TRUST -           FUND -              FUND -
                                                              DIVISION 30       DIVISION 29       DIVISION 28       DIVISION 26
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  874,457,709    $   59,467,223    $  495,732,851    $1,014,850,850
Balance due from (to) VALIC general account ..............        1,861,813            50,794         2,263,104         3,449,185
Receivable (payable) for mutual fund sales (purchases) ...         (830,550)          (21,490)       (1,135,006)       (1,827,956)
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  875,377,940    $   59,482,061    $  496,733,062    $1,016,427,721
Reserves for annuity contracts on benefit ................          111,032            14,466           127,887            44,358
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             5

STATEMENTS OF NET ASSETS
December 31, 1999                                                          AGSPC STOCK INDEX FUND
                                                             --------------------------------------------------
                                                              DIVISION 10B      DIVISION 10C      DIVISION 10D
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $   45,355,666    $4,551,706,741    $   59,387,213
Balance due from (to) VALIC general account ..............          (37,562)        1,396,109             4,396
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $   43,269,244    $4,548,703,203    $   59,146,967
Reserves for annuity contracts on benefit ................        2,048,860         4,399,647           244,642
 Capital surplus (Note C) ................................             --                --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------


                                                                                   AGSPC           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        AGSPC             GROWTH &         CENTURY            GENERAL
December 31, 1999                                               GROWTH            INCOME            ULTRA           INTERNATIONAL
                                                                FUND -             FUND -           FUND -          GROWTH FUND -
                                                              DIVISION 15        DIVISION 16      DIVISION 31        DIVISION 33
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $1,218,557,601    $  336,589,500    $1,023,333,380    $    6,847,182
Balance due from (to) VALIC general account ..............          104,803            34,010         3,260,572            11,199
Receivable (payable) for mutual fund sales (purchases) ...             --                --          (1,172,899)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $1,217,972,085    $  336,543,298    $1,024,997,082    $      824,550
Reserves for annuity contracts on benefit ................          690,319            80,212           423,971              --
 Capital surplus (Note C) ................................             --                --                --           6,033,831
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------




STATEMENTS OF NET ASSETS
December 31, 1999
                                                               AMERICAN          AMERICAN          AMERICAN
                                                               GENERAL           GENERAL           GENERAL
                                                               MID CAP          SMALL CAP          SMALL CAP
                                                              VALUE FUND       GROWTH FUND -       VALUE FUND -
                                                              DIVISION 38       DIVISION 35        DIVISION 36
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,329,863    $   16,642,631    $    4,470,644
Balance due from (to) VALIC general account ..............           11,302            71,324             1,032
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    2,264,145    $    7,749,930    $      267,346
Reserves for annuity contracts on benefit ................             --                --                --
 Capital surplus (Note C) ................................        6,077,020         8,964,025         4,204,330
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                             DREYFUS VARIABLE   EVERGREEN         EVERGREEN
                                                             INVESTMENT FUND -  GROWTH AND         SMALL CAP         EVERGREEN
                                                                SMALL CAP        INCOME             VALUE             VALUE
                                                                PORTFOLIO         FUND -            FUND -             FUND -
                                                                DIVISION 18     DIVISION 56       DIVISION 55        DIVISION 57
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  779,491,073    $        6,220    $          243    $        4,388
Balance due from (to) VALIC general account ..............         (127,757)               24                (1)               (3)
Receivable (payable) for mutual fund sales (purchases) ...          242,882              --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  779,288,796    $        6,244    $          242    $        4,385
Reserves for annuity contracts on benefit ................          317,402              --                --                --
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

STATEMENTS OF NET ASSETS
December 31, 1999
                                                              PUTNAM OTC &       SCUDDER
                                                               EMERGING         GROWTH AND       T. ROWE PRICE
                                                               GROWTH            INCOME         SMALL-CAP STOCK
                                                                FUND -            FUND -             FUND -
                                                              DIVISION 27       DIVISION 21        DIVISION 51
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  431,252,004    $  246,635,934    $    8,738,757
Balance due from (to) VALIC general account ..............        1,081,239           293,361            18,110
Receivable (payable) for mutual fund sales (purchases) ...         (671,496)          (20,902)            1,147
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  431,575,216    $  246,812,922    $    8,758,014
Reserves for annuity contracts on benefit ................           86,531            95,471              --
 Capital surplus (Note C) ................................            --                 --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                                                                                     AMERICAN
                                                              TEMPLETON          TEMPLETON         VANGUARD           GENERAL
                                                               FOREIGN         INTERNATIONAL      WINDSOR II         BALANCED
                                                                FUND -             FUND -           FUND -             FUND -
                                                              DIVISION 32        DIVISION 20      DIVISION 24        DIVISION 42
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  336,480,225    $  817,303,148    $  732,870,656    $    9,953,676
Balance due from (to) VALIC general account ..............         (232,426)        1,784,124           243,278            13,511
Receivable (payable) for mutual fund sales (purchases) ...        2,067,517            65,094          (258,676)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  338,261,796    $  818,845,742    $  732,691,320    $    3,280,905
Reserves for annuity contracts on benefit ................           53,520           306,624           163,938             --
 Capital surplus (Note C) ................................             --                --                --           6,686,282
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

6                             FINANCIAL STATEMENTS


                                                                                                                           AGSPC
STATEMENTS OF NET ASSETS                                                 VANGUARD                                        GOVERNMENT
December 31, 1999                                                       WELLINGTON   AGSPC CAPITAL CONSERVATION FUND -   SECURITIES
                                                                           FUND -    ---------------------------------     FUND -
                                                                        DIVISION 25     DIVISION 1     DIVISION 7        DIVISION 8
                                                                       ------------- ----------------  --------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $569,864,636   $ 5,194,143     $ 51,502,808    $ 93,312,643
Balance due from (to) VALIC general account ..........................       (85,749)        9,160           21,200          (7,864)
Receivable (payable) for mutual fund sales (purchases) ...............       265,989            --               --              --
                                                                        ------------   -----------     ------------    ------------
NET ASSETS ...........................................................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $569,823,378   $ 5,199,068     $ 51,524,008    $ 93,304,779
Reserves for annuity contracts on benefit ............................       221,498         4,235               --              --
Capital surplus (Note C) .............................................            --            --               --              --
                                                                        ------------   -----------     ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------


STATEMENTS OF NET ASSETS                                                   AGSPC            AGSPC         AMERICAN
December 31, 1999                                                        SCIENCE &         SOCIAL     GENERAL SOCIALLY
                                                                         TECHNOLOGY       AWARENESS      RESPONSIBLE   AGSPC MONEY
                                                                           FUND -           FUND -          FUND -     MARKET FUND -
                                                                         DIVISION 17     DIVISION 12     DIVISION 41   DIVISION 2
                                                                        --------------   ------------ ---------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $3,406,706,628   $618,968,226    $12,225,981   $4,167,220
Balance due from (to) VALIC general account ..........................       4,735,467        (46,958)        12,104       11,866
Receivable (payable) for mutual fund sales (purchases) ...............              --             --             --           --
                                                                        --------------   ------------    -----------   ----------
NET ASSETS ...........................................................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $3,410,138,310   $618,575,740    $ 4,669,512   $4,179,086
Reserves for annuity contracts on benefit ............................       1,303,785        345,528             --           --
Capital surplus (Note C) .............................................              --             --      7,568,573           --
                                                                        --------------   ------------    -----------   ----------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------


STATEMENTS OF NET ASSETS                                                  VANGUARD          AGSPC
December 31, 1999                                                       LIFESTRATEGY        ASSET         TEMPLETON
                                                                          MODERATE        ALLOCATION      ALLOCATION
                                                                        GROWTH FUND -       FUND -           FUND -
                                                                         DIVISION 53      DIVISION 5      DIVISION 19
                                                                        -------------    -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $  32,046,248    $ 260,891,195   $ 323,940,365
Balance due from (to) VALIC general account ..........................        132,784          162,943        (130,432)
Receivable (payable) for mutual fund sales (purchases) ...............       (110,319)              --        (131,537)
                                                                        -------------    -------------   -------------
NET ASSETS ...........................................................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $  32,068,713    $ 260,830,021   $ 323,294,066
Reserves for annuity contracts on benefit ............................             --          224,117         384,330
Capital surplus (Note C) .............................................             --               --              --
                                                                        -------------    -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             7

STATEMENTS OF NET ASSETS
December 31, 1999                                                            AGSPC         AMERICAN      AMERICAN        AMERICAN
                                                                          INTERNATIONAL     GENERAL      GENERAL         GENERAL
                                                                           GOVERNMENT        CORE        DOMESTIC       HIGH YIELD
                                                                           BOND FUND -    BOND FUND -   BOND FUND -     BOND FUND -
                                                                           DIVISION 13    DIVISION 58   DIVISION 43     DIVISION 60
                                                                          -------------  ------------- -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $ 149,120,828  $   5,168,278 $   1,830,628   $   5,587,119
Balance due from (to) VALIC general account ..........................       (1,784,215)           103         2,420             234
Receivable (payable) for mutual fund sales (purchases) ...............               --             --            --              --
                                                                          -------------  ------------- -------------   -------------
NET ASSETS ...........................................................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 147,282,364  $      65,708 $     563,854   $     149,820
Reserves for annuity contracts on benefit ............................           54,249             --            --              --
Capital surplus (Note C) .............................................               --      5,102,673     1,269,194       5,437,533
                                                                          -------------  ------------- -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

STATEMENTS OF NET ASSETS
December 31, 1999                                                           AMERICAN
                                                                             GENERAL        VANGUARD            VANGUARD
                                                                            STRATEGIC       LONG-TERM           LONG-TERM
                                                                           BOND FUND -    CORPORATE FUND -    TREASURY FUND -
                                                                           DIVISION 59     DIVISION 22          DIVISION 23
                                                                          -------------   ----------------    ---------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $   5,506,171     $  68,263,542      $ 141,856,062
Balance due from (to) VALIC general account ..........................              335           186,923            834,134
Receivable (payable) for mutual fund sales (purchases) ...............               --           (11,709)          (371,585)
                                                                          -------------     -------------      -------------
NET ASSETS ...........................................................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $      38,482     $  68,397,606      $ 142,307,011
Reserves for annuity contracts on benefit ............................               --            41,150             11,600
Capital surplus (Note C) .............................................        5,468,024                --                 --
                                                                          -------------     -------------      -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------


STATEMENTS OF NET ASSETS                                                                     AMERICAN          AMERICAN
December 31, 1999                                                                            GENERAL           GENERAL
                                                                           AGSPC MONEY     MONEY MARKET     CONSERVATIVE GROWTH
                                                                          MARKET FUND -       FUND -          LIFESTYLE FUND -
                                                                           DIVISION 6       DIVISION 44        DIVISION 50
                                                                          -------------    -------------    -------------------

ASSETS:
Investment in shares of mutual funds, at market ......................    $ 459,787,520    $  11,553,720        $   8,699,095
Balance due from (to) VALIC general account ..........................       (4,431,676)          28,543               19,787
Receivable (payable) for mutual fund sales (purchases) ...............               --               --                   --
                                                                          -------------    -------------        -------------
NET ASSETS ...........................................................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 455,339,835    $   6,257,572        $   2,113,653
Reserves for annuity contracts on benefit ............................           16,009               --                   --
Capital surplus (Note C) .............................................               --        5,324,691            6,605,229
                                                                          -------------    -------------        -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------


STATEMENTS OF NET ASSETS                                                     AMERICAN          AMERICAN
December 31, 1999                                                            GENERAL           GENERAL
                                                                              GROWTH         MODERATE GROWTH
                                                                          LIFESTYLE FUND -   LIFESTYLE FUND -
                                                                            DIVISION 48        DIVISION 49
                                                                          ----------------   ----------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $  10,625,442       $  12,526,733
Balance due from (to) VALIC general account ..........................            25,237              42,928
Receivable (payable) for mutual fund sales (purchases) ...............                --                  --
                                                                           -------------       -------------
NET ASSETS ...........................................................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   2,875,158       $   5,505,583
Reserves for annuity contracts on benefit ............................                --                  --
Capital surplus (Note C) .............................................         7,775,521           7,064,078
                                                                           -------------       -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------



STATEMENTS OF NET ASSETS                                                    VANGUARD
December 31, 1999                                                          LIFESTRATEGY       VANGUARD
                                                                           CONSERVATIVE     LIFESTRATEGY
                                                                           GROWTH FUND -    GROWTH FUND -
                                                                            DIVISION 54      DIVISION 52
                                                                           --------------   --------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $   5,319,180    $  24,913,522
Balance due from (to) VALIC general account ..........................           195,040          326,669
Receivable (payable) for mutual fund sales (purchases) ...............          (189,439)        (277,967)
                                                                           -------------    -------------
NET ASSETS ...........................................................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   5,324,781    $  24,962,224
Reserves for annuity contracts on benefit ............................                --               --
Capital surplus (Note C) .............................................                --               --
                                                                           -------------    -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------

8                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 AGSPC             AGSPC               AGSPC
                                                             INTERNATIONAL         MIDCAP            SMALL CAP
                                                               EQUITIES            INDEX               INDEX
                                                                FUND -             FUND -              FUND -
                                                              DIVISION 11        DIVISION 4         DIVISION 14       DIVISION 10A
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $   1,788,128      $   6,878,578      $   2,414,127      $   5,674,702
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................         1,510,709          8,083,887          2,143,563          5,630,338
Reimbursement of expenses ..............................                --                 --                 --                 --
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................         1,510,709          8,083,887          2,143,563          5,630,338
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................           277,419         (1,205,309)           270,564             44,364
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................        10,094,468         54,717,361         15,168,549         50,306,023
Capital gains distributions from mutual funds ..........         8,117,049        194,003,989         21,011,129          4,737,369
Net unrealized appreciation (depreciation)
   of investments during the period ....................        20,902,728       (141,415,147)         4,167,711         45,440,162
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain on investments ........        39,114,245        107,306,203         40,347,389        100,483,554
                                                             -------------      -------------      -------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $  39,391,664      $ 106,100,894      $  40,617,953      $ 100,527,918
                                                             -------------      -------------      -------------      -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                               AMERICAN           AMERICAN            AMERICAN         AMERICAN
                                                               GENERAL            GENERAL             GENERAL           GENERAL
                                                             INTERNATIONAL       LARGE CAP           LARGE CAP          MID CAP
                                                              VALUE FUND -      GROWTH FUND -       VALUE FUND -      GROWTH FUND -
                                                              DIVISION 34        DIVISION 39        DIVISION 40        DIVISION 37
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $      72,614      $       8,826      $      47,885      $          --
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................             2,951             55,394              3,021              4,606
Reimbursement of expenses ..............................              (813)           (22,462)              (988)            (1,410)
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................             2,138             32,932              2,033              3,196
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................            70,476            (24,106)            45,852             (3,196)
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................            50,532            196,164             63,723             21,955
Capital gains distributions from mutual funds ..........           358,216            634,398            650,214            710,827
Net unrealized appreciation (depreciation)
   of investments during the period ....................         2,597,347          3,810,394           (552,152)          (258,735)
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain (loss)on investments ..         3,006,095          4,640,956            161,785            474,047
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $   3,076,571      $   4,616,850      $     207,637      $     470,851
                                                             -------------      -------------      -------------      -------------


(*)Since inception January 4, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                              9



                                                                                                                         AGSPC
                                                                          AGSPC STOCK INDEX FUND -                       GROWTH
                                                                ------------------------------------------------         FUND -
                                                                DIVISION 10B     DIVISION 10C       DIVISION 10D       DIVISION 15
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $   438,856      $  39,607,878      $    576,997      $          --
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................         223,569         38,759,190           572,435         11,859,802
Reimbursement of expenses .................................         (94,122)                --                --                 --
                                                                -----------      -------------      ------------      -------------
 Total expenses ...........................................         129,447         38,759,190           572,435         11,859,802
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................         309,409            848,688             4,562        (11,859,802)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       5,087,126         58,888,546         6,938,320         65,180,424
Capital gains distributions from mutual funds .............         362,359         36,367,266           471,902         50,296,770
Net unrealized appreciation (depreciation)
   of investments during the period .......................       2,257,759        612,628,344         2,683,181        (29,390,145)
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain on investments ...........       7,707,244        707,884,156        10,093,403         86,087,049
                                                                -----------      -------------      ------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 8,016,653      $ 708,732,844      $ 10,097,965      $  74,227,247
                                                                -----------      -------------      ------------      -------------


                                                                   AGSPC                              AMERICAN
                                                                  GROWTH &       AMERICAN CENTURY     GENERAL
                                                                   INCOME            ULTRA          INTERNATIONAL
                                                                   FUND -            FUND -         GROWTH FUND -
                                                                DIVISION 16        DIVISION 31       DIVISION 33
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $  1,240,444      $          --      $    84,670
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................        3,039,334          7,951,342            1,814
Reimbursement of expenses .................................               --         (1,545,916)            (630)
                                                                ------------      -------------      -----------
 Total expenses ...........................................        3,039,334          6,405,426            1,184
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................       (1,798,890)        (6,405,426)          83,486
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       14,837,619          5,962,303           12,371
Capital gains distributions from mutual funds .............       33,787,657         29,663,737          179,573
Net unrealized appreciation (depreciation)
   of investments during the period .......................       13,472,567        227,838,963        2,105,762
                                                                ------------      -------------      -----------
Net realized and unrealized gain on investments ...........       62,097,843        263,465,003        2,297,706
                                                                ------------      -------------      -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 60,298,953      $ 257,059,577      $ 2,381,192
                                                                ------------      -------------      -----------


                                                                 AMERICAN          AMERICAN          AMERICAN       DREYFUS VARIABLE
                                                                  GENERAL           GENERAL           GENERAL       INVESTMENT FUND-
                                                                  MID CAP          SMALL CAP         SMALL CAP         SMALL CAP
                                                                VALUE FUND -     GROWTH FUND -      VALUE FUND -       PORTFOLIO -
                                                                DIVISION 38       DIVISION 35       DIVISION 36        DIVISION 18
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $    39,296      $          --      $     56,427      $     550,577
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................           8,195             17,485             1,592          9,073,382
Reimbursement of expenses .................................          (3,000)            (6,824)             (445)        (1,114,672)
                                                                -----------      -------------      ------------      -------------
Total expenses ............................................           5,195             10,661             1,147          7,958,710
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................          34,101            (10,661)           55,280         (7,408,133)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................         156,954            128,821             6,489         63,772,555
Capital gains distributions from mutual funds .............       1,894,986          1,115,791           145,670                 --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        (764,242)         4,835,156          (493,258)        89,787,753
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain (loss)on investments .....       1,287,698          6,079,768          (341,099)       153,560,308
                                                                -----------      -------------      ------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 1,321,799      $   6,069,107      $   (285,819)     $ 146,152,175
                                                                -----------      -------------      ------------      -------------

                                                                 EVERGREEN          EVERGREEN
                                                                   GROWTH           SMALL CAP         EVERGREEN
                                                                 AND INCOME           VALUE             VALUE
                                                                   FUND -             FUND -            FUND -
                                                                DIVISION 56(*)    DIVISION 55(*)    DIVISION 57(*)
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $         --      $          --      $        11
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................                5                 --                9
Reimbursement of expenses .................................               --                 --               (2)
                                                                ------------      -------------      -----------
Total expenses ............................................                5                 --                7
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................               (5)                --                4
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................               31                 --               --
Capital gains distributions from mutual funds .............                7                 --              262
Net unrealized appreciation (depreciation)
   of investments during the period .......................              370                 --             (319)
                                                                ------------      -------------      -----------
Net realized and unrealized gain (loss)on investments .....              408                 --              (57)
                                                                ------------      -------------      -----------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $        403      $          --      $       (53)
                                                                ------------      -------------      -----------

10                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  DREYFUS         NEUBERGER         PUTNAM           PUTNAM
                                                                 FOUNDERS          BERMAN           GLOBAL             NEW
                                                                  GROWTH          GUARDIAN          GROWTH        OPPORTUNITIES
                                                                   FUND -          TRUST -          FUND -            FUND -
                                                                DIVISION 30      DIVISION 29      DIVISION 28      DIVISION 26
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $     461,168    $          --    $          --
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       7,395,427          763,578        3,336,299        7,275,209
Reimbursement of expenses ..................................      (1,510,809)        (153,822)        (678,613)      (1,481,777)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       5,884,618          609,756        2,657,686        5,793,432
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (5,884,618)        (148,588)      (2,657,686)      (5,793,432)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       4,207,339          232,115        4,532,574        5,405,004
Capital gains distributions from mutual funds ..............     127,949,776       10,764,888       43,772,448       73,606,083
Net unrealized appreciation (depreciation)
   of investments during the period ........................      95,948,371       (6,452,929)     131,823,273      313,953,044
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     228,105,486        4,544,074      180,128,295      392,964,131
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 222,220,868    $   4,395,486    $ 177,470,609    $ 387,170,699
                                                               -------------    -------------    -------------    -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 VANGUARD                                               AGSPC
                                                                WELLINGTON    AGSPC CAPITAL CONSERVATION FUND -      GOVERNMENT
                                                                   FUND -     ---------------------------------   SECURITIES FUND -
                                                                DIVISION 25     DIVISION 1         DIVISION 7         DIVISION 8
                                                               -------------  ---------------    --------------   -----------------

INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,439,202    $     372,745    $   3,588,581    $   5,630,206
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       6,330,047           58,712          562,336        1,043,310
Reimbursement of expenses ..................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       6,330,047           58,712          562,336        1,043,310
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................      14,109,155          314,033        3,026,245        4,586,896
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,861,183          (76,164)           8,827          661,487
Capital gains distributions from mutual funds ..............      28,847,888               --               --               --
Net unrealized depreciation
   of investments during the period ........................     (30,879,706)        (326,155)      (3,853,099)      (9,319,026)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (170,635)        (402,319)      (3,844,272)      (8,657,539)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $  13,938,520    $     (88,286)   $    (818,027)   $  (4,070,643)
                                                               -------------    -------------    -------------    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            11



STATEMENTS OF OPERATIONS                                       PUTNAM OTC &        SCUDDER
For the Year Ended December 31, 1999                             EMERGING        GROWTH AND      T. ROWE PRICE      TEMPLETON
                                                                  GROWTH           INCOME          SMALL-CAP         FOREIGN
                                                                   FUND -          FUND -        STOCK FUND -         FUND -
                                                                DIVISION 27      DIVISION 21      DIVISION 51      DIVISION 32
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $   4,675,796    $      28,773    $   8,916,410
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       2,422,441        3,097,648           49,327        3,329,351
Reimbursement of expenses ..................................        (488,210)        (624,445)              --       (1,967,750)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,934,231        2,473,203           49,327        1,361,601
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,934,231)       2,202,593          (20,554)       7,554,809
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       9,704,876        3,895,314           40,991       (2,951,879)
Capital gains distributions from mutual funds ..............      20,649,440        6,380,872          320,107        2,706,922
Net unrealized appreciation (depreciation)
   of investments during the period ........................     182,753,857         (283,526)       1,008,645       80,764,072
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     213,108,173        9,992,660        1,369,743       80,519,115
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 211,173,942    $  12,195,253    $   1,349,189    $  88,073,924
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                         TEMPLETON       VANGUARD          AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL    WINDSOR II          GENERAL
                                                                   FUND -          FUND -       BALANCED FUND -
                                                                DIVISION 20     DIVISION 24       DIVISION 42
                                                               -------------   -------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,611,275   $  17,860,760    $     196,132
                                                               -------------   -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       9,363,281       9,472,517           12,085
Reimbursement of expenses ..................................              --              --           (4,448)
                                                               -------------   -------------    -------------
   Total expenses ..........................................       9,363,281       9,472,517            7,637
                                                               -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      11,247,994       8,388,243          188,495
                                                               -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................      48,058,679       6,166,843           30,618
Capital gains distributions from mutual funds ..............      71,597,060      67,184,211          432,947
Net unrealized appreciation (depreciation)
   of investments during the period ........................      22,890,344    (144,035,946)         350,211
                                                               -------------   -------------    -------------
Net realized and unrealized gain (loss) on investments .....     142,546,083     (70,684,892)         813,776
                                                               -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 153,794,077   $ (62,296,649)   $   1,002,271
                                                               -------------   -------------    -------------



STATEMENTS OF OPERATIONS                                           AGSPC          AMERICAN         AMERICAN         AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL       GENERAL          GENERAL          GENERAL
                                                                GOVERNMENT          CORE            DOMESTIC       HIGH YIELD
                                                                BOND FUND -      BOND FUND -      BOND FUND -      BOND FUND -
                                                                DIVISION 13      DIVISION 58      DIVISION 43      DIVISION 60
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $   5,352,492    $     321,342    $     100,593    $     491,864
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       1,576,167              483            2,594              937
Reimbursement of expenses ..................................              --             (123)            (907)            (234)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,576,167              360            1,687              703
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................       3,776,325          320,982           98,906          491,161
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,059,581             (446)          (7,296)            (357)
Capital gains distributions from mutual funds ..............         103,421               --               36               --
Net unrealized depreciation
   of investments during the period ........................     (16,515,559)        (380,782)        (139,402)        (333,976)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............     (15,352,557)        (381,228)        (146,662)        (334,333)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ (11,576,232)   $     (60,246)   $     (47,756)   $     156,828
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                        AMERICAN
For the Year Ended December 31, 1999                             GENERAL          VANGUARD         VANGUARD
                                                                STRATEGIC        LONG-TERM         LONG-TERM
                                                                BOND FUND -    CORPORATE FUND -  TREASURY FUND -
                                                                DIVISION 59      DIVISION 22       DIVISION 23
                                                               -------------   ----------------  --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $     414,269    $   4,408,788    $   8,420,055
                                                               -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................             118          825,583        1,766,917
Reimbursement of expenses ..................................             (47)        (168,423)        (354,616)
                                                               -------------    -------------    -------------
   Total expenses ..........................................              71          657,160        1,412,301
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME ......................................         414,198        3,751,628        7,007,754
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................               7         (398,632)        (687,054)
Capital gains distributions from mutual funds ..............              --          410,483        1,589,174
Net unrealized depreciation
   of investments during the period ........................        (211,104)      (8,721,370)     (21,800,390)
                                                               -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (211,097)      (8,709,519)     (20,898,270)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     203,101    $  (4,957,891)   $ (13,890,516)
                                                               -------------    -------------    -------------

12                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                    AGSPC            AGSPC           AMERICAN
                                                                  SCIENCE &         SOCIAL       GENERAL SOCIALLY
                                                                 TECHNOLOGY        AWARENESS       RESPONSIBLE        AGSPC MONEY
                                                                    FUND -           FUND -            FUND -         MARKET FUND -
                                                                 DIVISION 17      DIVISION 12       DIVISION 41        DIVISION 2
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................  $            --   $     4,238,975   $        89,881   $       206,849
                                                              ---------------   ---------------   ---------------   ---------------
EXPENSES:
Mortality and expense risk charge ..........................       19,907,095         5,292,189            16,648            44,475
Reimbursement of expenses ..................................               --                --            (6,574)               --
                                                              ---------------   ---------------   ---------------   ---------------
   Total expenses ..........................................       19,907,095         5,292,189            10,074            44,475
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...............................      (19,907,095)       (1,053,214)           79,807           162,374
                                                              ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       30,613,817         8,179,859            64,508                --
Capital gains distributions from mutual funds ..............      328,749,980        22,439,556           391,925                --
Net unrealized appreciation (depreciation)
   of investments during the period ........................    1,226,217,782        57,407,741         1,103,235                --
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain on investments ............    1,585,581,579        88,027,156         1,559,668                --
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $ 1,565,674,484   $    86,973,942   $     1,639,475   $       162,374
                                                              ---------------   ---------------   ---------------   ---------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  VANGUARD
                                                                LIFESTRATEGY         AGSPC             TEMPLETON
                                                                  MODERATE       ASSET ALLOCATION   ASSET ALLOCATION
                                                                GROWTH FUND -        FUND -              FUND -
                                                                 DIVISION 53       DIVISION 5         DIVISION 19
                                                               ---------------   ---------------   -----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $       770,171   $     6,836,435    $     6,944,378
                                                               ---------------   ---------------    ---------------
EXPENSES:
Mortality and expense risk charge ..........................           159,058         2,472,653          3,749,394
Reimbursement of expenses ..................................                --                --                 --
                                                               ---------------   ---------------    ---------------
   Total expenses ..........................................           159,058         2,472,653          3,749,394
                                                               ---------------   ---------------    ---------------
NET INVESTMENT INCOME ......................................           611,113         4,363,782          3,194,984
                                                               ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...........................            29,492         4,428,516         14,669,025
Capital gains distributions from mutual funds ..............           218,753         4,417,585         38,640,994
Net unrealized appreciation
   of investments during the period ........................         1,470,942        11,930,044          4,197,098
                                                               ---------------   ---------------    ---------------
Net realized and unrealized gain on investments ............         1,719,187        20,776,145         57,507,117
                                                               ---------------   ---------------    ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     2,330,300   $    25,139,927    $    60,702,101
                                                               ---------------   ---------------    ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            13


                                                                                                 AMERICAN
                                                                                 AMERICAN         GENERAL            AMERICAN
                                                                                 GENERAL       CONSERVATIVE           GENERAL
                                                                AGSPC MONEY       MONEY            GROWTH             GROWTH
                                                               MARKET FUND -    MARKET FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
                                                                DIVISION 6      DIVISION 44      DIVISION 50        DIVISION 48
                                                               -------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  16,641,083   $     411,008    $     607,373      $     749,801
                                                               -------------   -------------    -------------      -------------
EXPENSES:
Mortality and expense risk charge ..........................       3,483,010          34,077            8,112              9,678
Reimbursement of expenses ..................................              --          (9,035)          (3,080)            (3,858)
                                                               -------------   -------------    -------------      -------------
   Total expenses ..........................................       3,483,010          25,042            5,032              5,820
                                                               -------------   -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS)................................      13,158,073         385,966          602,341            743,981
                                                               -------------   -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................              --              --          895,570             63,773
Capital gains distributions from mutual funds ..............              --              --        1,025,645            323,571
Net unrealized appreciation (depreciation)
   of investments during the period ........................              --              --       (1,418,604)         1,217,409
                                                               -------------   -------------    -------------      -------------
Net realized and unrealized gain on investments ............              --              --          502,611          1,604,753
                                                               -------------   -------------    -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  13,158,073   $     385,966    $   1,104,952      $   2,348,734
                                                               -------------   -------------    -------------      -------------


                                                                  AMERICAN
                                                                   GENERAL         VANGUARD
                                                                  MODERATE       LIFESTRATEGY       VANGUARD
                                                                   GROWTH        CONSERVATIVE     LIFESTRATEGY
                                                               LIFESTYLE FUND -  GROWTH FUND -    GROWTH FUND -
                                                                 DIVISION 49      DIVISION 54      DIVISION 52
                                                               ----------------  -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................    $     932,507    $     159,968    $     431,935
                                                                -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................           20,370           27,564          123,427
Reimbursement of expenses ..................................           (8,167)              --               --
                                                                -------------    -------------    -------------
   Total expenses ..........................................           12,203           27,564          123,427
                                                                -------------    -------------    -------------
NET INVESTMENT INCOME ......................................          920,304          132,404          308,508
                                                                -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................           83,407             (924)          57,727
Capital gains distributions from mutual funds ..............          389,591           35,147          177,605
Net unrealized appreciation
   of investments during the period ........................          497,038           68,926        2,002,755
                                                                -------------    -------------    -------------
Net realized and unrealized gain on investments ............          970,036          103,149        2,238,087
                                                                -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $   1,890,340    $     235,553    $   2,546,595
                                                                -------------    -------------    -------------

14                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               AGSPC
                                                                       INTERNATIONAL EQUITIES             AGSPC MIDCAP INDEX
                                                                         FUND - DIVISION 11                FUND - DIVISION 4
                                                                    -----------------------------   ------------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER, 31     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) .....................................  $     277,419   $   1,608,036   $  (1,205,309)   $    (689,428)
Net realized gain on investments .................................     10,094,468       4,716,155      54,717,361       26,826,443
Capital gains distributions from mutual funds ....................      8,117,049      11,021,627     194,003,989       69,472,796
Net unrealized appreciation (depreciation)
 of investments during the period ................................     20,902,728       7,346,991    (141,415,147)      30,964,965
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets resulting from operations ....     39,391,664      24,692,809     106,100,894      126,574,776
                                                                    -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     11,942,025      14,604,832      63,479,375       71,049,146
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................     (9,905,756)     (9,033,065)    (51,522,548)     (37,639,412)
Annuity.benefit payments .........................................        (18,915)        (17,602)        (30,425)         (23,570)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................    (12,646,032)    (33,973,374)    (91,656,730)     (40,068,991)
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets
   resulting from principal transactions .........................    (10,628,678)    (28,419,209)    (79,730,328)      (6,682,827)
                                                                    -------------   -------------   -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     28,762,986      (3,726,400)     26,370,566      119,891,949

NET ASSETS:
Beginning of period ..............................................    148,274,382     152,000,782     850,505,634      730,613,685
                                                                    -------------   -------------   -------------    -------------
End of period ....................................................  $ 177,037,368   $ 148,274,382   $ 876,876,200    $ 850,505,634
                                                                    -------------   -------------   -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................    101,811,751     122,716,744     169,039,887      171,065,657
Purchase payments ................................................      7,577,362      10,549,627      12,121,341       16,010,438
Surrenders .......................................................     (6,375,893)     (6,694,955)     (9,823,005)      (8,724,789)
Transfers - interdivision and from (to) VALIC general account ....     (7,974,390)    (24,759,665)    (18,280,774)      (9,311,419)
                                                                    -------------   -------------   -------------    -------------
Total units outstanding, end of period ...........................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------
Units outstanding, by class:
 Standard units ..................................................     94,415,343     101,811,751     151,288,816      169,039,887
 Enhanced units:
  20 bp.reduced ..................................................        348,851              --         523,908               --
  40 bp.reduced ..................................................        274,636              --       1,244,725               --
                                                                    -------------    ------------   -------------    -------------
Accumulation units end of period .................................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------


                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999           1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
Accumulation value per unit:
 Standard unit ...................................................  $    1.860227   $    1.454644   $    5.721920    $    5.029093
 Enhanced unit:
  20 bp.reduced ..................................................       1.898106              --        5.908866               --
  40 bp.reduced ..................................................       1.937488              --        6.116544               --


SEE NOTES TO FINANCIAL STATEMENTS.

                           SEPARATE ACCOUNT A                                 15

                                                                                                       AGSPC STOCK INDEX FUND -
                                                                           AGSPC SMALL CAP          -----------------------------
                                                                      INDEX FUND - DIVISION 14             DIVISION 10A
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE          FOR THE        FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998           1999             1998
                                                                    -------------   -------------   ------------     ------------
OPERATIONS:
Net investment income (loss) .....................................       270,564    $     322,094   $     44,364     $  1,035,631
Net realized gain on investments .................................    15,168,549        8,661,321     50,306,023       36,292,713
Capital gains distributions from mutual funds ....................    21,011,129       18,436,501      4,737,369        2,140,138
Net unrealized appreciation (depreciation)
 of investments during the period ................................     4,167,711      (34,899,835)    45,440,162       82,035,996
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets resulting from operations ....    40,617,953       (7,479,919)   100,527,918      121,504,478
                                                                    ------------    -------------   ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................    23,105,395       28,153,952      2,842,259        4,116,842
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................   (13,990,673)     (11,145,100)   (40,751,241)     (30,874,894)
Annuity benefit payments .........................................        (8,736)          (7,293)    (2,202,048)      (1,996,857)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................   (34,222,314)     (13,919,719)   (18,047,475)     (14,779,077)
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets
    resulting from principal transactions ........................   (25,116,328)       3,081,840    (58,158,505)     (43,533,986)
                                                                    ------------    -------------   ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................    15,501,625       (4,398,079)    42,369,413       77,970,492

NET ASSETS:
Beginning of period ..............................................   225,670,671      230,068,750    547,753,875      469,783,383
                                                                    ------------    -------------   ------------     ------------
End of period ....................................................   241,172,296    $ 225,670,671   $590,123,288     $547,753,875
                                                                    ------------    -------------   ------------     ------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................   107,379,840      106,279,077     23,726,504       25,835,933
Purchase payments ................................................    10,679,162       13,084,095        117,449          206,729
Surrenders .......................................................    (6,306,665)      (5,229,338)    (1,676,844)      (1,549,859)
Transfers - interdivision and from (to) VALIC general account.....   (16,249,038)      (6,753,994)      (745,734)        (766,299)
                                                                    ------------    -------------   ------------     ------------
Total units outstanding, end of period ...........................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------
Units outstanding, by class:
 Standard units ..................................................    94,031,183      107,321,015     21,421,375       23,726,504
 Enhanced units:
  20 bp reduced ..................................................       522,127           58,825             --               --
  40 bp reduced ..................................................       949,989               --             --               --
                                                                    ------------    -------------   ------------     ------------
Accumulation units end of period .................................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------


                                                                                  AGSPC STOCK INDEX FUND -
                                                                             --------------------------------
                                                                                       DIVISION 10B
                                                                             --------------------------------
                                                                               FOR THE              FOR THE
                                                                              YEAR ENDED           YEAR ENDED
                                                                             DECEMBER 31,         DECEMBER 31,
                                                                                1999                  1998
                                                                             -----------          -----------
OPERATIONS:
Net investment income (loss) ............................................    $   309,409          $   358,014
Net realized gain on investments ........................................      5,087,126            2,895,173
Capital gains distributions from mutual funds ...........................        362,359              166,018
Net unrealized appreciation (depreciation)
 of investments during the period .......................................      2,257,759            6,394,969
                                                                             -----------          -----------
  Increase (decrease) in net assets resulting from operations ...........      8,016,653            9,814,174
                                                                             -----------          -----------

PRINCIPAL TRANSACTIONS:
Purchase payments .......................................................        152,691              204,507
Surrenders of accumulation units by terminations,
withdrawals, and maintenance fees .......................................     (4,474,719)          (2,153,577)
Annuity benefit payments ................................................       (371,146)            (327,696)
Amounts transferred interdivision, and from (to)
 VALIC general account ..................................................       (554,251)          (1,934,563)
                                                                             -----------          -----------
  Increase (decrease) in net assets
   resulting from principal transactions ................................     (5,247,425)          (4,211,329)
                                                                             -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      2,769,228            5,602,845

NET ASSETS:
Beginning of period .....................................................     42,548,876           36,946,031
                                                                             -----------          -----------
End of period ...........................................................    $45,318,104          $42,548,876
                                                                             -----------          -----------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..................................      1,131,113            1,256,974
Purchase payments .......................................................          3,915                6,328
Surrenders ..............................................................       (115,209)             (68,344)
Transfers - interdivision and from (to) VALIC general account............        (14,204)             (63,845)
                                                                             -----------          -----------
Total units outstanding, end of period ..................................      1,005,615            1,131,113
                                                                             -----------          -----------
Units outstanding, by class:
 Standard units .........................................................       1,005,615            1,131,113
 Enhanced units:
  20 bp reduced .........................................................             --                   --
  40 bp reduced .........................................................             --                   --
                                                                             -----------          -----------
Accumulation units end of period ........................................      1,005,615            1,131,113
                                                                             -----------          -----------

                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            1999            1998            1999            1998           1999          1998
                                        ------------    ------------    ------------    ------------   ------------  ------------
Accumulation value per unit:
 Standard unit ......................       $2.522643       $2.100506      $26.836368      $22.479709     $43.027665    $35.792019
 Enhanced unit:
  20 bp reduced ......................       2.558263        2.125983              --              --             --            --
  40 bp reduced ......................       2.597863              --              --              --             --            --

16                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         AGSPC STOCK INDEX FUND -
                                                                   ---------------------------------------------------------------
                                                                             DIVISION 10C                     DIVISION 10D
                                                                   --------------------------------    ---------------------------
                                                                       FOR THE          FOR THE          FOR THE        FOR THE
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998             1999           1998
                                                                   --------------    --------------    ------------   ------------
OPERATIONS:
Net investment income (loss) ....................................  $      848,688    $    5,965,482    $     4,562    $   105,740
Net realized gain on investments ................................      58,888,546        21,789,375      6,938,320      4,368,980
Capital gains distributions from mutual funds ...................      36,367,266        13,033,369        471,902        219,975
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     612,628,344       631,036,013      2,683,181      7,900,957
                                                                   --------------    --------------    -----------    -----------
    Increase in net assets resulting from operations ............     708,732,844       671,824,239     10,097,965     12,595,652
                                                                   --------------    --------------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     544,822,404       372,858,039        535,672        654,342
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (226,510,857)     (130,840,043)    (4,345,956)    (3,879,247)
Annuity benefit payments ........................................        (262,614)         (164,035)       (18,611)       (15,905)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................     189,528,934       112,786,439     (3,390,505)    (2,514,825)
                                                                   --------------    --------------    -----------    -----------
    Increase (decrease) in net assets
     resulting from principal transactions ......................     507,577,867       354,640,400     (7,219,400)    (5,755,635)
                                                                   --------------    --------------    -----------    -----------
TOTAL INCREASE IN NET ASSETS ....................................   1,216,310,711     1,026,464,639      2,878,565      6,840,017

NET ASSETS:
Beginning of period .............................................   3,336,792,139     2,310,327,500     56,513,044     49,673,027
                                                                   --------------    --------------    -----------    -----------
End of period ...................................................   4,553,102,850     3,336,792,139    $59,391,609    $56,513,044
                                                                   --------------    --------------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................     698,570,695       615,053,124      6,655,796      7,438,537
Purchase payments ...............................................     102,379,268        85,764,962         65,246         88,428
Surrenders ......................................................     (41,417,044)      (29,978,801)      (477,997)      (521,941)
Transfers - interdivision and from (to) VALIC general account ...       37,936,626        27,731,410       (384,522)      (349,228)
                                                                   --------------    --------------    -----------    -----------
Total units outstanding, end of period ..........................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------
Units outstanding, by class:
  Standard units ................................................     766,975,696       691,680,049      5,858,523      6,655,796
  Enhanced units:
    20 bp reduced ...............................................      18,855,858         6,859,835             --             --
    40 bp reduced ...............................................      11,637,991            30,811             --             --
                                                                   --------------    --------------    -----------    -----------
Accumulation units end of period ................................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          1999            1998           1999            1998
                                                                      ------------    ------------    ------------    ------------
Accumulation value per unit:
  Standard unit .................................................        5.696582      $ 4.772052      $10.095883      $ 8.457722
  Enhanced unit:
    20 bp reduced ...............................................        5.830950        4.875028              --              --
    40 bp reduced ...............................................        5.981762        4.991135              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             AGSPC GROWTH                AGSPC GROWTH & INCOME
                                                                          FUND - DIVISION 15               FUND - DIVISION 16
                                                                   --------------------------------   ----------------------------
                                                                      FOR THE           FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        1999              1998            1999            1998
                                                                   --------------    --------------   ------------    ------------

OPERATIONS:
Net investment income (loss) ...................................   $  (11,859,802)   $  (10,623,737)  $ (1,798,890)   $ (1,424,066)
Net realized gain on investments ...............................       65,180,424        11,720,556     14,837,619      10,494,295
Capital gains distributions from mutual funds ..................       50,296,770        51,517,534     33,787,657      20,275,426
Net unrealized appreciation (depreciation)
  of investments during the period .............................      (29,390,145)      114,925,718     13,472,567       3,996,252
                                                                   --------------    --------------   ------------    ------------
    Increase in net assets resulting from operations ...........       74,227,247       167,540,071     60,298,953      33,341,907
                                                                   --------------    --------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      161,308,154       183,983,180     32,568,050      39,532,854
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (68,528,954)      (45,145,966)   (19,456,775)    (11,951,930)
Annuity benefit payments .......................................          (35,876)          (23,099)        (6,042)         (3,597)
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................     (161,568,773)      (34,517,049)   (22,008,587)    (32,787,298)
                                                                   --------------    --------------   ------------    ------------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      (68,825,449)      104,297,066     (8,903,354)     (5,209,971)
                                                                   --------------    --------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................        5,401,798       271,837,137     51,395,599      28,131,936

NET ASSETS:
Beginning of period ............................................    1,213,260,606       941,423,469    285,227,911     257,095,975
                                                                   --------------    --------------   ------------    ------------
End of period ..................................................   $1,218,662,404    $1,213,260,606   $336,623,510    $285,227,911
                                                                   --------------    --------------   ------------    ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      499,326,366       453,172,490    129,550,695     132,434,555
Purchase payments ..............................................       65,108,607        82,864,073     13,413,749      19,715,398
Surrenders .....................................................      (27,017,879)      (20,670,419)    (7,982,974)     (6,142,924)
Transfers - interdivision and from (to) VALIC general account ..      (65,896,980)      (16,039,778)    (9,286,745)    (16,456,334)
                                                                   --------------    --------------   ------------    ------------
Total units outstanding, end of period .........................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------
Units outstanding, by class:
  Standard units ...............................................      460,108,285       494,997,997    124,329,201     129,550,695
  Enhanced units:
    20 bp reduced ..............................................        8,377,232         4,324,799        660,621              --
    40 bp reduced ..............................................        3,034,597             3,570        704,903              --
                                                                   --------------    --------------   ------------    ------------
Accumulation units end of period ...............................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------


                                                                         AMERICAN CENTURY          AMERICAN GENERAL INTERNATIONAL
                                                                     ULTRA FUND - DIVISION 31        GROWTH FUND - DIVISION 33
                                                                   ------------------------------  ------------------------------
                                                                      FOR THE        FOR THE        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                                                        1999           1998           1999           1998
                                                                   --------------  ------------    ------------  ---------------

OPERATIONS:
Net investment income (loss) ...................................   $   (6,405,426) $ (2,282,917)    $    83,486      $        --
Net realized gain on investments ...............................        5,962,303       473,963         12,371               --
Capital gains distributions from mutual funds ..................       29,663,737    30,532,354        179,573               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................      227,838,963    39,033,600      2,105,762          200,750
                                                                   --------------  ------------    -----------      -----------
    Increase in net assets resulting from operations ...........      257,059,577    67,757,000      2,381,192          200,750
                                                                   --------------  ------------    -----------      -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      209,997,538    95,865,928        407,427               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (30,465,801)   (6,987,387)       (14,716)              --
Annuity benefit payments .......................................           (8,296)       (1,933)            --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................      221,997,706    86,438,332        233,728        3,650,000
                                                                   --------------  ------------    -----------      -----------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      401,521,147   175,314,940        626,439        3,650,000
                                                                   --------------  ------------    -----------      -----------
TOTAL INCREASE IN NET ASSETS ...................................      658,580,724   243,071,940      3,007,631        3,850,750

NET ASSETS:
Beginning of period ............................................      366,840,329   123,768,389      3,850,750               --
                                                                   --------------  ------------    -----------      -----------
End of period ..................................................   $1,025,421,053  $366,840,329    $ 6,858,381      $ 3,850,750
                                                                   --------------  ------------    -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      217,361,127    97,745,282             --               --
Purchase payments ..............................................      109,879,713    63,913,168        349,422               --
Surrenders .....................................................      (15,131,159)   (4,133,151)       (32,064)              --
Transfers - interdivision and from (to) VALIC general account ..      121,450,593    59,835,828        185,196               --
                                                                   --------------  ------------    -----------      -----------
Total units outstanding, end of period .........................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------
Units outstanding, by class:
  Standard units ...............................................      411,119,880   209,221,513        167,387               --
  Enhanced units:
    20 bp reduced ..............................................       20,827,045     8,116,612          5,641               --
    40 bp reduced ..............................................        1,613,349        23,002        329,526               --
                                                                   --------------  ------------    -----------      -----------
Accumulation units end of period ...............................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------
Accumulation value per unit:
  Standard unit ................................................     $ 2.582249     $ 2.428587       2.676995         2.201234
  Enhanced unit:
    20 bp reduced ..............................................       2.608476       2.448443       2.704358               --
    40 bp reduced ..............................................       2.638280       2.471473       2.735261               --


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------

Accumulation value per unit:
  Standard unit ................................................      2.359768      $ 1.685503      $ 1.634943            $ --
  Enhanced unit:
    20 bp reduced ..............................................      2.437771        1.737734        1.639279              --
    40 bp reduced ..............................................      2.527648        1.798208        1.643677              --


SEE NOTES TO FINANCIAL STATEMENTS.

18                            FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AMERICAN GENERAL INTERNATIONAL    AMERICAN GENERAL LARGE CAP
                                                                       VALUE FUND - DIVISION 34        GROWTH FUND - DIVISION 39
                                                                   -------------------------------   -----------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED   AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                                                         1999            1998           1999            1998
                                                                    ------------  ---------------   ------------  ----------------
OPERATIONS:
Net investment income (loss) .....................................  $     70,476   $        5,760   $    (24,106)   $        2,093
Net realized gain on investments .................................        50,532               --        196,164                --
Capital gains distributions from mutual funds ....................       358,216               --        634,398                --
Net unrealized appreciation (depreciation)
 of investments during the period ................................     2,597,347          547,276      3,810,394           695,540
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets resulting from operations ...............     3,076,571          553,036      4,616,850           697,633
                                                                    ------------   --------------   ------------    --------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................       555,334               --      9,704,453                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ........ ......................       (15,637)              --       (287,336)               --
Annuity benefit payments .........................................            --               --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................       330,143        3,600,000      4,199,650         2,850,000
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets
   resulting from principal transactions .........................       869,840        3,600,000     13,616,767         2,850,000
                                                                    ------------   --------------   ------------    --------------
TOTAL INCREASE IN NET ASSETS .....................................     3,946,411        4,153,036     18,233,617         3,547,633

NET ASSETS:
Beginning of period ..............................................     4,153,036               --      3,547,633                --
                                                                    ------------   --------------   ------------    --------------
End of period ....................................................  $  8,099,447   $    4,153,036   $ 21,781,250    $    3,547,633
                                                                    ------------   --------------   ------------    --------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................            --               --             --                --
Purchase payments ................................................       390,550               --      7,178,778                --
Surrenders .......................................................       (16,250)              --       (231,027)               --
Transfers - interdivision and from (to) VALIC general account ....       212,767               --      3,181,787                --
                                                                    ------------   --------------   ------------    --------------
Total units outstanding, end of period ...........................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------
Units outstanding, by class:
 Standard units ..................................................       337,242               --        519,825                --
 Enhanced units:
  20 bp reduced ..................................................       177,255               --         95,862                --
  40 bp reduced ..................................................        72,570               --      9,513,851                --
                                                                    ------------   --------------   ------------    --------------
Accumulation units end of period .................................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------


                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    ------------   --------------   ------------    --------------
Accumulation value per unit:
 Standard unit ...................................................  $   1.915641   $           --   $   1.667518    $           --
 Enhanced unit:
  20 bp reduced ..................................................      1.920710               --       1.671932                --
  40 bp reduced ..................................................      1.925869               --       1.676417                --







SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                           19

                                                                     AMERICAN GENERAL LARGE CAP     AMERICAN GENERAL MID CAP GROWTH
                                                                      VALUE FUND - DIVISION 40           FUND - DIVISION 37
                                                                   ------------------------------   ------------------------------
                                                                     FOR THE       FOR THE PERIOD     FOR THE        FOR THE PERIOD
                                                                    YEAR ENDED    AUGUST 26, 1998    YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     45,852   $        10,224   $     (3,196)  $            --
Net realized gain on investments ................................        63,723                --         21,955                --
Capital gains distributions from mutual funds ...................       650,214                --        710,827                --
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (552,152)          716,526       (258,735)        1,425,600
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............       207,637           726,750        470,851         1,425,600
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................       554,240                --      1,017,137                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (26,803)               --        (14,137)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       115,335         2,900,000        121,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets
   resulting from principal transactions ........................       642,772         2,900,000      1,124,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS.....................................       850,409         3,626,750      1,595,520         5,475,600

NET ASSETS:
Beginning of period .............................................     3,626,750                --      5,475,600                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  4,477,159   $     3,626,750   $  7,071,120   $     5,475,600
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       439,688                --        801,847                --
Surrenders ......................................................       (29,042)               --        (24,159)               --
Transfers - interdivision and from (to) VALIC general account ...        92,844                --         94,239                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       216,072                --        477,094                --
 Enhanced units:
  20 bp reduced .................................................           221                --          1,244                --
  40 bp reduced .................................................       287,197                --        393,589                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------




                                                                   AMERICAN GENERAL MID CAP VALUE      AMERICAN GENERAL SMALL CAP
                                                                           FUND - DIVISION 38           GROWTH FUND - DIVISION 35
                                                                   ------------------------------   ------------------------------
                                                                       FOR THE    FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1999             1998            1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     34,101   $        10,079   $    (10,661)  $            --
Net realized gain on investments ................................       156,954                --        128,821                --
Capital gains distributions from mutual funds ...................     1,894,986           115,562      1,115,791            18,373
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (764,242)          896,569      4,835,156         1,361,100
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............     1,321,799         1,022,210      6,069,107         1,379,473
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     1,350,999                --      2,566,013                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (22,598)               --       (102,973)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       718,756         3,949,999      2,902,335         3,900,000
  Increase in net assets                                           ------------   ---------------   ------------   ---------------
   resulting from principal transactions .........................    2,047,157         3,949,999      5,365,375         3,900,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS......................................    3,368,956         4,972,209     11,434,482         5,279,473

NET ASSETS:
Beginning of period .............................................     4,972,209                --      5,279,473                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  8,341,165   $     4,972,209   $ 16,713,955   $     5,279,473
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       982,289                --      1,718,837                --
Surrenders ......................................................       (28,013)               --        (83,425)               --
Transfers - interdivision and from (to) VALIC general account ...       527,305                --      1,758,419                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       223,437                --        298,665                --
 Enhanced units:
  20 bp reduced .................................................       142,103                --        119,661                --
  40 bp reduced .................................................     1,116,041                --      2,975,505                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------











                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                1999             1998          1999          1998           1999
                             ------------     ------------  ------------  ------------   ------------
Accumulation value per unit:
Standard unit                $   1.302905     $        --   $ 1.423173    $         --   $   1.521699
 Enhanced unit:
  20 bp reduced                  1.306351              --     1.426935              --       1.525696
  40 bp reduced                  1.309860              --     1.430763              --       1.529814


                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                1998             1999          1998
                             ---------------  ------------  ------------
Accumulation value per unit:
 Standard unit               $           --   $   2.272711  $         --
 Enhanced unit:
  20 bp reduced                          --       2.278700            --
  40 bp reduced                          --       2.284815            --

20                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  DREYFUS VARIABLE INVESTMENT FUND-
                                                                    AMERICAN GENERAL SMALL CAP         SMALL CAP PORTFOLIO-
                                                                     VALUE FUND - DIVISION 36               DIVISION 18
                                                                   ----------------------------   ---------------------------------
                                                                     FOR THE    FOR THE PERIOD       FOR THE          FOR THE
                                                                    YEAR ENDED  AUGUST 26, 1998     YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999          1998              1999             1998
                                                                   -----------  ---------------    ------------    -------------
OPERATIONS:
Net investment income (loss) ....................................  $    55,280    $    13,079     $  (7,408,133)   $  (9,100,355)
Net realized gain on investments ................................        6,489             --        63,772,555       19,673,784
Capital gains distributions from mutual funds ...................      145,670         51,644                --       15,549,964
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     (493,258)       585,384        89,787,753      (67,338,458)
                                                                   -----------    -----------     -------------    -------------
     Increase (decrease) in net assets
       resulting from operations ................................     (285,819)       650,107       146,152,175      (41,215,065)
                                                                   -----------    -----------     -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      204,028             --        80,558,331      136,010,701
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (1,545)            --       (48,924,631)     (37,151,392)
Annuity benefit payments ........................................           --             --           (17,577)         (12,769)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       54,906      3,849,999      (200,169,015)    (105,448,868)
                                                                   -----------    -----------     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      257,389      3,849,999      (168,552,892)      (6,602,328)
                                                                   -----------    -----------     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (28,430)     4,500,106       (22,400,717)     (47,817,393)

NET ASSETS:
Beginning of period .............................................    4,500,106             --       802,006,915      849,824,308
                                                                   -----------    -----------     -------------    -------------
End of period ...................................................  $ 4,471,676    $ 4,500,106     $ 779,606,198    $ 802,006,915
                                                                   -----------    -----------     -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --             --       474,215,229      479,851,525
Purchase payments ...............................................      206,905             --        45,083,201       78,837,263
Surrenders ......................................................      (12,171)            --       (28,155,056)     (22,827,377)
Transfers - interdivision and from (to) VALIC general account ...       52,250             --      (113,572,602)     (61,646,182)
                                                                   -----------    -----------     -------------    -------------
Total units outstanding, end of period ..........................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      166,013             --       351,855,473      474,215,229
  Enhanced units:
    20 bp reduced ...............................................          232             --         2,046,085               --
    40 bp reduced ...............................................       80,739             --        23,669,214               --
                                                                   -----------    -----------     -------------    -------------
Accumulation units end of period ................................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------


                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999          1998              1999            1998
                                                                   -----------  ---------------    ------------    -------------
Accumulation value per unit:
  Standard unit ................................................     $1.080558    $        --     $    2.059431    $    1.690786
  Enhanced unit:
    20 bp reduced ..............................................      1.083393             --          2.089527               --
    40 bp reduced ..............................................      1.086316             --          2.128984               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            21


                                                                     EVERGREEN GROWTH AND INCOME       EVERGREEN SMALL CAP VALUE
                                                                          FUND-DIVISION 56                 FUND-DIVISION 55
                                                                   -------------------------------   -----------------------------
                                                                   FOR THE PERIOD       FOR THE     FOR THE PERIOD      FOR THE
                                                                   JANUARY 4, 1999     YEAR ENDED   JANUARY 4, 1999    YEAR ENDED
                                                                   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------  -------------
OPERATIONS:
Net investment income (loss) ....................................  $            (5)  $          --  $            --  $          --
Net realized gain on investments ................................               31              --               --             --
Capital gains distributions from mutual funds ...................                7              --               --             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................              370              --                              --
                                                                   ---------------   -------------  ---------------  -------------
     Increase (decrease) in net assets
       resulting from operations ... ............................              403              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            5,841              --              242             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --               --             --
Annuity benefit payments ........................................               --              --               --             --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            5,841              --              242             --
                                                                   ---------------   -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            6,244              --              242             --

NET ASSETS:
Beginning of period .............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
End of period ...................................................  $         6,244   $          --  $           242  $          --
                                                                   ---------------   -------------  ---------------  -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --               --             --
Purchase payments ...............................................            5,510              --              244             --
Surrenders ......................................................               --              --               --             --
Transfers - interdivision and from (to) VALIC general account ...               (9)             --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Total units outstanding, end of period ..........................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------
Units outstanding, by class:
  Standard units ................................................              175              --              244             --
  Enhanced units:
    20 bp reduced ...............................................            5,326              --               --             --
    40 bp reduced ...............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Accumulation units end of period ................................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------

                                                                           EVERGREEN VALUE               DREYFUS FOUNDERS GROWTH
                                                                          FUND-DIVISION 57                   FUND-DIVISION 30
                                                                   -------------------------------  -------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE         FOR THE
                                                                   JANUARY 4, 1999    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998             1999             1998
                                                                   ---------------   -------------  ---------------   -------------
OPERATIONS:
Net investment income (loss) ....................................  $             4   $          --  $    (5,884,618)  $  (2,702,478)
Net realized gain on investments ................................               --              --        4,207,339         669,679
Capital gains distributions from mutual funds ...................              262              --      127,949,776      21,151,616
Net unrealized appreciation (depreciation)
  of investments during the period ..............................             (319)             --       95,948,371      42,627,883
                                                                   ---------------   -------------  ---------------   -------------
     Increase (decrease) in net assets
       resulting from operations ................................              (53)             --      222,220,868      61,746,700
                                                                   ---------------   -------------  ---------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            4,435              --      179,626,688     117,393,497
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --      (27,384,768)     (9,478,330)
Annuity benefit payments ........................................               --              --           (2,237)         (1,096)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................                3              --       88,107,501      72,791,918
                                                                   ---------------   -------------  ---------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            4,438              --      240,347,184     180,705,989
                                                                   ---------------   -------------  ---------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            4,385              --      462,568,052     242,452,689

NET ASSETS:
Beginning of period .............................................               --              --      412,920,920     170,468,231
                                                                   ---------------   -------------  ---------------   -------------
End of period ...................................................  $         4,385   $          --  $   875,488,972   $ 412,920,920
                                                                   ---------------   -------------  ---------------   -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --      258,511,009     132,167,162
Purchase payments ...............................................            4,240              --      100,769,102      80,460,723
Surrenders ......................................................               --              --      (14,640,042)     (6,588,832)
Transfers - interdivision and from (to) VALIC general account ...               --              --       52,174,839      52,471,956
                                                                   ---------------   -------------  ---------------   -------------
Total units outstanding, end of period ..........................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------
Units outstanding, by class:
  Standard units ................................................            4,240              --      357,129,398     250,777,959
  Enhanced units:
    20 bp reduced ...............................................               --              --       16,160,159       7,720,189
    40 bp reduced ...............................................               --              --       23,525,351          12,861
                                                                   ---------------   -------------  ---------------   -------------
Accumulation units end of period ................................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999             1998
                                                                   ---------------   -------------  ---------------  -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.132919   $          --  $      0.995515  $          --
  Enhanced unit:
    20 bp reduced ...............................................         1.135195              --               --             --
    40 bp reduced ...............................................               --              --               --             --


                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------   -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.034113   $          --  $      2.196620   $    1.595913
  Enhanced unit:
    20 bp reduced ...............................................               --              --         2.252548        1.633282
    40 bp reduced ...............................................               --              --         2.316600        1.676366

22                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         NEUBERGER BERMAN               PUTNAM GLOBAL GROWTH
                                                                    GUARDIAN TRUST-DIVISION 29           FUND - DIVISION 28
                                                                 ----------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999              1998
                                                                 -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (148,588)   $    (316,186)   $  (2,657,686)   $    (417,807)
Net realized gain (loss) on investments .......................        232,115          447,267        4,532,574          107,190
Capital gains distributions from mutual funds .................     10,764,888        5,112,104       43,772,448        4,089,731
Net unrealized appreciation (depreciation)
  of investments during the period ............................     (6,452,929)      (5,621,588)     131,823,273       21,600,190
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets resulting from
        operations. ...........................................      4,395,486         (378,403)     177,470,609       25,379,304
                                                                 -------------    -------------    -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................     12,562,405       18,727,026       77,466,315       45,226,423
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (3,739,131)      (1,971,281)     (10,501,490)      (3,310,436)
Annuity benefit payments ......................................            (67)            --             (4,995)          (2,617)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................    (15,092,015)      (1,314,316)      89,335,469       36,967,959
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (6,268,808)      15,441,429      156,295,299       78,881,329
                                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (1,873,322)      15,063,026      333,765,908      104,260,633

NET ASSETS:
Beginning of period ...........................................     61,369,849       46,306,823      163,095,041       58,834,408
                                                                 -------------    -------------    -------------    -------------
End of period .................................................  $  59,496,527    $  61,369,849    $ 496,860,949    $ 163,095,041
                                                                 =============    =============    =============    =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     46,274,070       35,406,663      107,627,792       49,548,732
Purchase payments .............................................      8,823,454       13,737,161       45,014,503       32,447,084
Surrenders ....................................................     (2,554,943)      (1,683,029)      (5,810,559)      (2,408,897)
Transfers-interdivision and from (to) VALIC general account....    (10,782,486)      (1,186,725)      53,893,181       28,040,873
                                                                 -------------    -------------    -------------    -------------
Total units outstanding, end of period ........................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============
Units outstanding, by class:
  Standard units ..............................................     40,241,067       45,261,146      181,916,991      101,468,260
  Enhanced units:
    20 bp reduced .............................................      1,406,229        1,012,671       11,313,375        6,153,771
    40 bp reduced .............................................        112,799              253        7,494,551            5,761
                                                                 -------------    -------------    -------------    -------------
Accumulation units end of period ..............................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============

                                                                 DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999             1998
                                                                 -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit ...............................................  $    1.422424    $    1.324970    $    2.465895    $    1.512865
  Enhanced unit:
    20 bp reduced .............................................       1.471857         1.368269         2.530785         1.549587
    40 bp reduced .............................................       1.528673         1.418252         2.603644         1.591007

SEE NOTES TO FINANCIAL STATEMENTS.

                            SEPARATE ACCOUNT A                              23

                                                                 PUTNAM NEW OPPORTUNITIES FUND-       PUTNAM OTC & EMERGING GROWTH
                                                                            DIVISION 26                   FUND - DIVISION 27
                                                                 -------------------------------     ------------------------------
                                                                    FOR THE           FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1999             1998              1999           1998
                                                                 --------------    -------------     ------------   -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (5,793,432) $    (2,691,328) $   (1,934,231)  $   3,286,141
Net realized gain (loss) on investments .......................        5,405,004          872,455       9,704,876        (332,944)
Capital gains distributions from mutual funds .................       73,606,083       12,546,729      20,649,440              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................      313,953,044       53,605,222     182,753,857       9,278,020
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      387,170,699       64,333,078     211,173,942      12,231,217
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      156,130,519      108,017,017      40,430,971      36,165,527
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................      (25,813,365)      (8,784,234)     (8,888,544)     (4,499,407)
Annuity benefit payments ......................................             (896)            (575)         (2,730)         (2,072)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................       86,572,168       84,011,090      46,636,113         960,600
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................      216,888,426      183,243,298      78,175,810      32,624,648
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      604,059,125      247,576,376     289,349,752      44,855,865

NET ASSETS:
Beginning of period ...........................................      412,412,954      164,836,578     142,311,995      97,456,130
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $ 1,016,472,079  $   412,412,954  $  431,661,747   $ 142,311,995
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................      291,260,021      143,395,066     132,559,704      99,785,041
Purchase payments .............................................       96,163,717       85,839,361      28,703,809      36,257,228
Surrenders ....................................................      (15,044,221)      (6,337,162)     (6,296,909)     (4,704,400)
Transfers-interdivision and from (to) VALIC general account ...       54,303,091       68,362,756      23,934,549       1,221,835
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................      386,064,440      280,523,297     170,725,977     129,463,792
  Enhanced units:
    20 bp reduced .............................................       19,231,737       10,725,927       6,570,152       3,092,839
    40 bp reduced .............................................       21,386,431           10,797       1,605,024           3,073
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============

                                                                        SCUDDER GROWTH AND              T. ROWE PRICE SMALL-CAP
                                                                     INCOME FUND - DIVISION 21          STOCK FUND - DIVISION 51
                                                                 -------------------------------     -------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED    OCTOBER 22, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998              1999             1998
                                                                 --------------    -------------     ------------   ----------------
OPERATIONS:
Net investment income (loss) ..................................  $    2,202,593   $    2,680,972   $      (20,554)  $          --
Net realized gain (loss) on investments .......................       3,895,314        1,067,960           40,991              --
Capital gains distributions from mutual funds .................       6,380,872       17,737,903          320,107              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................        (283,526)     (15,926,329)       1,008,645              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      12,195,253        5,560,506        1,349,189              --
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      54,245,118       79,800,185        5,952,689             139
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (13,753,656)      (7,670,739)        (196,858)             --
Annuity benefit payments ......................................          (4,562)          (3,718)              --              --
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................     (53,742,268)      34,897,873        1,652,855              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (13,255,368)     107,023,601        7,408,686             139
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (1,060,115)     112,584,107        8,757,875             139
                                                                 ===============  ===============  ==============   =============
NET ASSETS:
Beginning of period ...........................................     247,968,508      135,384,401              139              --
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $  246,908,393   $  247,968,508   $    8,758,014   $         139
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     164,312,979       94,225,984              122              --
Purchase payments .............................................      34,048,172       51,892,138        5,428,689             122
Surrenders ....................................................      (8,263,310)      (5,008,156)        (169,605)             --
Transfers-interdivision and from (to) VALIC general account ...     (34,611,633)      23,203,013        1,484,376              --
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................     146,888,390      159,815,811          821,977             122
  Enhanced units:
   20 bp reduced ..............................................       6,367,461        4,494,004          249,245              --
   40 bp reduced ..............................................       2,230,357            3,164        5,672,360              --
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============


                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $      2.376261  $      1.415175  $     2.408872   $    1.072660
  Enhanced unit:
    20 bp reduced .............................................         2.414279         1.434946        2.471391        1.098295
    40 bp reduced .............................................         2.459834         1.459115        2.542500        1.127653



                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $     1.584519   $     1.507724   $     1.293095   $    1.141049
  Enhanced unit:
    20 bp reduced .............................................        1.623952         1.542160         1.296356              --
    40 bp reduced .............................................        1.670148         1.582856         1.299637              --

24                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL
                                                                          FUND - DIVISION 32                FUND - DIVISION 20
                                                                   ------------------------------    ------------------------------
                                                                     FOR THE          FOR THE          FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999             1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ...........................................  $   7,554,809    $   3,763,468    $  11,247,994    $   7,944,373
Net realized gain (loss) on investments .........................     (2,951,879)      (1,076,896)      48,058,679       52,533,310
Capital gains distributions from mutual funds ...................      2,706,922       17,280,633       71,597,060       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     80,764,072      (34,315,820)      22,890,344      (37,039,574)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from
      operations ................................................     88,073,924      (14,348,615)     153,794,077       55,341,948
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     56,633,360       72,575,285       86,045,632      114,632,129
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (13,184,454)      (7,939,318)     (46,576,624)     (35,093,007)
Annuity benefit payments ........................................         (2,321)          (1,991)         (11,559)          (9,179)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (11,673,466)     (12,669,089)    (143,595,363)     (95,114,875)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................     31,773,119       51,964,887     (104,137,914)     (15,584,932)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................    119,847,043       37,616,272       49,656,163       39,757,016

NET ASSETS:
Beginning of period .............................................    218,468,273      180,852,001      769,496,203      729,739,187
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 338,315,316    $ 218,468,273    $ 819,152,366    $ 769,496,203
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    204,065,916      159,201,107      452,419,089      463,174,350
Purchase payments ...............................................     44,888,381       63,265,244       46,775,532       65,837,726
Surrenders ......................................................     (9,883,393)      (7,600,467)     (25,556,432)     (21,321,029)
Transfers - interdivision and from (to) VALIC general account ...    (10,739,081)     (10,799,968)     (79,846,982)     (55,271,958)
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    219,168,378      198,626,024      372,176,780      452,419,089
  Enhanced units:
    20 bp reduced ...............................................      8,660,425        5,437,288        2,084,490               --
    40 bp reduced ...............................................        503,020            2,604       19,529,937               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------

                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999            1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit .................................................  $    1.479830    $    1.069704    $    2.076148    $    1.700398
  Enhanced unit:
    20 bp reduced ...............................................       1.517785         1.094954         2.105759               --
    40 bp reduced ...............................................       1.560956         1.123840         2.138370               --


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             25



                                                                         VANGUARD WINDSOR II            AMERICAN GENERAL BALANCED
                                                                          FUND - DIVISION 24                FUND - DIVISION 42
                                                                   ------------------------------    -------------------------------
                                                                      FOR THE          FOR THE          FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                                                       1999              1998            1999              1998
                                                                   -------------    -------------    -------------   ---------------
OPERATIONS:
Net investment income ...........................................  $   8,388,243    $   5,622,515    $     188,495    $      29,084
Net realized gain (loss) on investments .........................      6,166,843        1,366,076           30,618               --
Capital gains distributions from mutual funds ...................     67,184,211       51,898,120          432,947           34,051
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (144,035,946)         278,987          350,211          805,536
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations..    (62,296,649)      59,165,698        1,002,271          868,671
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    213,954,582      172,075,011        1,574,236               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (40,354,240)     (18,029,126)         (60,039)              --
Annuity benefit payments ........................................         (9,743)          (6,802)              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (29,853,674)     162,813,002        1,582,048        5,000,000
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................    143,736,925      316,852,085        3,096,245        5,000,000
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................     81,440,276      376,017,783        4,098,516        5,868,671


NET ASSETS:
Beginning of period .............................................    651,414,982      275,397,199        5,868,671               --
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 732,855,258    $ 651,414,982    $   9,967,187    $   5,868,671
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    386,567,704      187,929,868               --               --
Purchase payments ...............................................    122,755,122      105,145,249        1,250,285               --
Surrenders ......................................................    (22,363,367)     (10,145,505)         (58,555)              --
Transfers - interdivision and from (to) VALIC general account ...    (20,680,140)     103,638,092        1,277,373               --
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    426,529,299      372,737,595          461,870               --
  Enhanced units:
    20 bp reduced ...............................................     20,846,053       13,800,156           38,339               --
    40 bp reduced ...............................................     18,903,967           29,953        1,968,894               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------   ---------------

                                                                          VANGUARD WELLINGTON
                                                                            FUND-DIVISION 25
                                                                    ------------------------------
                                                                       FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1999            1998
                                                                    -------------    -------------
OPERATIONS:
Net investment income ...........................................    $  14,109,155    $   8,146,899
Net realized gain (loss) on investments .........................        1,861,183          453,710
Capital gains distributions from mutual funds ...................       28,847,888       30,281,535
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      (30,879,706)     (13,016,167)
                                                                     -------------    -------------
    Increase (decrease) in net assets resulting from ............       13,938,520       25,865,977
                                                                     -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      149,843,118      128,896,516
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (29,503,291)     (11,075,983)
Annuity benefit payments ........................................           (4,939)          (1,770)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       29,260,803      106,781,378
                                                                     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      149,595,691      224,600,141
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................      163,534,211      250,466,118


NET ASSETS:
Beginning of period .............................................      406,510,665      156,044,547
                                                                     -------------    -------------
End of period ...................................................    $ 570,044,876    $ 406,510,665
                                                                     -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      273,485,784      116,429,781
Purchase payments ...............................................       96,236,923       87,356,196
Surrenders ......................................................      (18,147,782)      (6,659,976)
Transfers - interdivision and from (to) VALIC general account ...       19,135,718       76,359,783
                                                                     -------------    -------------
Total units outstanding, end of period ..........................      370,710,643      273,485,784
                                                                     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      328,701,408      253,840,498
  Enhanced units:
    20 bp reduced ...............................................       28,195,817       19,636,072
    40 bp reduced ...............................................       13,813,418            9,214
                                                                     -------------    -------------
Accumulation units end of period ................................      370,710,643      273,485,784
                                                                     -------------    -------------


                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999              1998             1999            1998
                                                                   -------------    -------------    -------------   ---------------
Accumulation value per unit:
  Standard unit .................................................  $    1.566008    $    1.683226    $    1.323103   $            --
  Enhanced unit:
    20 bp reduced ...............................................       1.606241         1.723020         1.326598                --
    40 bp reduced ...............................................       1.653581         1.770257         1.330160                --


                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          1999              1998
                                                                      -------------    -------------
Accumulation value per unit:
  Standard unit .................................................     $    1.528992    $    1.482836
  Enhanced unit:
    20 bp reduced ...............................................          1.580569         1.529797
    40 bp reduced ...............................................          1.641601         1.585688

26                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                    AGSPC CAPITAL CONSERVATION FUND -
                                                                      --------------------------------------------------------
                                                                              DIVISION 1                    DIVISION 7
                                                                      ---------------------------  ---------------------------
                                                                         FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998          1999            1998
                                                                      ------------   ------------  -------------   -------------
OPERATIONS:
Net investment income ..............................................  $   314,033    $   338,175    $ 3,026,245    $ 3,124,808
Net realized gain (loss) on investments ............................      (76,164)        12,194          8,827        413,199
Capital gains distributions from mutual funds ......................           --             --             --             --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (326,155)        35,832     (3,853,099)       (35,856)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets resulting from operations ....      (88,286)       386,201       (818,027)     3,502,151
                                                                      -----------    -----------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................       28,773        146,532      5,665,099      7,027,648
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (602,665)      (562,370)    (5,161,343)    (3,833,561)
Annuity benefit payments ...........................................         (539)          (455)            --             --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................     (433,773)       (97,641)    (8,133,261)    (2,143,426)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets
      resulting from principal transactions ........................   (1,008,204)      (513,934)    (7,629,505)     1,050,661
                                                                      -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................   (1,096,490)      (127,733)    (8,447,532)     4,552,812

NET ASSETS:
Beginning of period ................................................    6,299,793      6,427,526     59,971,540     55,418,728
                                                                      -----------    -----------    -----------    -----------
End of period ......................................................  $ 5,203,303    $ 6,299,793    $51,524,008    $59,971,540
                                                                      -----------    -----------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................    1,689,443      1,831,961     28,751,662     28,242,598
Purchase payments ..................................................        7,625         40,472      2,709,678      3,402,874
Surrenders .........................................................     (163,729)      (155,629)    (2,465,503)    (1,879,505)
Transfers - interdivision and from (to) VALIC general account ......     (117,926)       (27,361)    (3,955,874)    (1,014,305)
                                                                      -----------    -----------    -----------    -----------
Total units outstanding, end of period .............................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------
Units outstanding, by class:
  Standard units ...................................................    1,415,413      1,689,443     24,749,727     28,751,662
  Enhanced units:
    20 bp reduced ..................................................           --             --         95,480             --
    40 bp reduced ..................................................           --             --        194,756             --
                                                                      -----------    -----------    -----------    -----------
Accumulation units end of period ...................................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------

                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999            1998           1999           1998
                                                                      ------------   ------------  -------------   -------------
Accumulation value per unit:
  Standard unit ....................................................    $3.673180      $3.726168      $2.056559      $2.085846
  Enhanced unit:
    20 bp reduced ..................................................           --             --       2.112183             --
    40 bp reduced ..................................................           --             --       2.172271             --


SEE NOTES TO FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT A                             27


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         AGSPC GOVERNMENT SECURITIES
                                                                              FUND - DIVISION 8
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999             1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   4,586,896    $   4,468,159
Net realized gain (loss) on investments ............................        661,487        1,352,903
Capital gains distributions from mutual funds ......................             --               --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (9,319,026)       1,437,930
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....     (4,070,643)       7,258,992
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     11,734,225       12,902,909
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,010,978)      (5,395,424)
Annuity benefit payments ...........................................             --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (18,810,222)      10,528,632
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (16,086,975)      18,036,117
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (20,157,618)      25,295,109

NET ASSETS:
Beginning of period ................................................    113,462,397       88,167,288
                                                                      -------------    -------------
End of period ......................................................  $  93,304,779    $ 113,462,397
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     53,729,671       45,034,894
Purchase payments ..................................................      5,561,118        6,558,071
Surrenders .........................................................     (4,281,237)      (2,679,928)
Transfers - interdivision and from (to) VALIC general account ......     (9,134,505)       4,816,634
                                                                      -------------    -------------
Total units outstanding, end of period .............................     45,875,047       53,729,671
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     45,292,728       53,729,671
  Enhanced units:
    20 bp reduced ..................................................        243,537               --
    40 bp reduced ..................................................        338,782               --
                                                                      -------------    -------------
Accumulation units end of period ...................................     45,875,047       53,729,671
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS                                        AGSPC INTERNATIONAL
                                                                             GOVERNMENT BOND
                                                                            FUND - DIVISION 13
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999            1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   3,776,325    $   1,997,004
Net realized gain (loss) on investments ............................      1,059,581       (1,068,211)
Capital gains distributions from mutual funds ......................        103,421          872,765
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (16,515,559)      21,926,900
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....    (11,576,232)      23,728,458
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     21,815,358       25,413,792
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,363,283)      (7,785,118)
Annuity benefit payments ...........................................         (3,034)          (2,691)
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (22,744,405)     (38,345,989)
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (10,295,364)     (20,720,006)
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (21,871,596)       3,008,452

NET ASSETS:
Beginning of period ................................................    169,208,209      166,199,757
                                                                      -------------    -------------
End of period ......................................................  $ 147,336,613    $ 169,208,209
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     97,883,538      111,480,591
Purchase payments ..................................................     13,082,135       16,433,799
Surrenders .........................................................     (5,520,000)      (5,105,973)
Transfers - interdivision and from (to) VALIC general account ......    (13,941,554)     (24,924,879)
                                                                      -------------    -------------
Total units outstanding, end of period .............................     91,504,119       97,883,538
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     90,136,603       97,473,851
  Enhanced units:
    20 bp reduced ..................................................      1,058,856          408,156
    40 bp reduced ..................................................        308,660            1,531
                                                                      -------------    -------------
Accumulation units end of period ...................................     91,504,119       97,883,538
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           AMERICAN GENERAL CORE BOND
                                                                               FUND - DIVISION 58
                                                                       -------------------------------
                                                                         FOR THE        FOR THE PERIOD
                                                                        YEAR ENDED      AUGUST 26, 1998
                                                                       DECEMBER 31,     TO DECEMBER 31,
                                                                          1999              1998
                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................   $     320,982    $      50,247
Net realized gain (loss) on investments ............................            (446)              --
Capital gains distributions from mutual funds ......................              --           16,291
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (380,782)          95,397
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (60,246)         161,935
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          64,222               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................              (8)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................           2,477        5,000,001
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................          66,691        5,000,001
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................           6,445        5,161,936

NET ASSETS:
Beginning of period ................................................       5,161,936               --
                                                                       -------------    -------------
End of period ......................................................   $   5,168,381    $   5,161,936
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................          62,747               --
Surrenders .........................................................              (8)              --
Transfers - interdivision and from (to) VALIC general account ......           2,310               --
                                                                       -------------    -------------
Total units outstanding, end of period .............................          65,049               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................          54,349               --
  Enhanced units:
    20 bp reduced ..................................................          10,700               --
    40 bp reduced ..................................................              --               --
                                                                       -------------    -------------
Accumulation units end of period ...................................          65,049               --
                                                                       -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       AMERICAN GENERAL DOMESTIC BOND
                                                                             FUND - DIVISION 43
                                                                       ------------------------------
                                                                          FOR THE     FOR THE PERIOD
                                                                        YEAR ENDED    AUGUST 26, 1998
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           1999             1998
                                                                       -------------  ---------------
OPERATIONS:
Net investment income ..............................................   $      98,906    $      14,978
Net realized gain (loss) on investments ............................          (7,296)              --
Capital gains distributions from mutual funds ......................              36           15,898
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (139,402)          28,692
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (47,756)          59,568
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................         623,941               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          (1,682)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................         (51,023)       1,250,000
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................         571,236        1,250,000
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         523,480        1,309,568

NET ASSETS:
Beginning of period ................................................       1,309,568               --
                                                                       -------------    -------------
End of period ......................................................   $   1,833,048    $   1,309,568
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................         637,229               --
Surrenders .........................................................         (29,632)              --
Transfers - interdivision and from (to) VALIC general account ......         (48,322)              --
                                                                       -------------    -------------
Total units outstanding, end of period .............................         559,275               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................         188,580               --
  Enhanced units:
    20 bp reduced ..................................................              --               --
    40 bp reduced ..................................................         370,695               --
                                                                       -------------    -------------
Accumulation units end of period ...................................         559,275               --
                                                                       -------------    -------------




                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 2.032753     $ 2.111727     $ 1.609098     $ 1.728006
  Enhanced unit:
    20 bp reduced .................       2.087744             --       1.634588       1.751922
    40 bp reduced .................       2.147126             --       1.661837       1.777571



                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 1.009692     $       --     $ 1.004631     $       --
  Enhanced unit:
    20 bp reduced .................       1.012353             --             --             --
    40 bp reduced .................             --             --       1.009996             --


SEE NOTES TO FINANCIAL STATEMENTS.

28                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            AMERICAN GENERAL
                                                                            HIGH YIELD BOND         AMERICAN GENERAL STRATEGIC BOND
                                                                           FUND - DIVISION 60               FUND - DIVISION 59
                                                                     ----------------------------     ----------------------------
                                                                       FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED     AUGUST 26, 1998   YEAR ENDED     AUGUST 26, 1998
                                                                     DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,    TO DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
OPERATIONS:
Net investment income (loss) ....................................... $   491,161      $    92,262     $   414,198      $    69,000
Net realized gain (loss) on investments ............................        (357)              --               7               --
Capital gains distributions from mutual funds ......................          --               --              --           11,064
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (333,976)         189,911        (211,104)         185,469
                                                                     -----------      -----------     -----------      -----------
     Increase (decrease) in net assets resulting from operations ...     156,828          282,173         203,101          265,533
                                                                     -----------      -----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     173,814               --          33,916               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................      (1,458)              --            (134)              --
Annuity benefit payments ...........................................          --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ...........................................     (24,004)       5,000,000           4,091        4,999,999
                                                                     -----------      -----------     -----------      -----------
     Increase in net assets
       resulting from principal transactions .......................     148,352        5,000,000          37,873        4,999,999
                                                                     -----------      -----------     -----------      -----------
TOTAL INCREASE IN NET ASSETS .......................................     305,180        5,282,173         240,974        5,265,532

NET ASSETS:
Beginning of period ................................................   5,282,173               --       5,265,532               --
                                                                     -----------      -----------     -----------      -----------
End of period ...................................................... $ 5,587,353      $ 5,282,173     $ 5,506,506      $ 5,265,532
                                                                     -----------      -----------     -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................          --               --              --               --
Purchase payments ..................................................     163,306               --          31,684               --
Surrenders .........................................................      (1,372)              --            (125)              --
Transfers - interdivision and from (to) VALIC general account ......     (22,704)              --           3,831               --
                                                                     -----------      -----------     -----------      -----------
Total units outstanding, end of period .............................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------
Units outstanding, by class:
   Standard units ..................................................     136,423               --           2,324               --
   Enhanced units:
     20 bp reduced .................................................       2,397               --              --               --
     40 bp reduced .................................................         410               --          33,066               --
                                                                     -----------      -----------     -----------      -----------
Accumulation units end of period ...................................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
Accumulation value per unit:
   Standard unit ................................................... $  1.075994      $        --     $  1.081981      $        --
   Enhanced unit:
     20 bp reduced
     40 bp reduced .................................................    1.078842               --              --               --
                                                                        1.081775               --        1.087771               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            29


                                                                VANGUARD LONG-TERM                     VANGUARD LONG-TERM
                                                           CORPORATE FUND - DIVISION 22           TREASURY FUND - DIVISION 23
                                                        ----------------------------------    ----------------------------------
                                                            FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $     3,751,628    $     2,052,614    $     7,007,754    $     2,857,159
Net realized gain (loss) on investments ..............         (398,632)           136,212           (687,054)         1,195,397
Capital gains distributions from mutual funds ........          410,483          1,044,043          1,589,174                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...................       (8,721,370)           (64,200)       (21,800,390)         2,611,560
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................       (4,957,891)         3,168,669        (13,890,516)         6,664,116
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................       20,898,993         18,953,737         46,110,281         30,970,739
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................       (3,914,976)        (1,608,861)        (8,715,834)        (2,748,295)
Annuity benefit payments .............................           (2,439)                --               (761)              (813)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................       (3,549,583)        19,011,058           (436,765)        60,728,245
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........       13,431,995         36,355,934         36,956,921         88,949,876
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................        8,474,104         39,524,603         23,066,405         95,613,992

NET ASSETS:
Beginning of period ..................................       59,964,652         20,440,049        119,252,206         23,638,214
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $    68,438,756    $    59,964,652    $   142,318,611    $   119,252,206
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............       47,072,573         17,371,407         90,363,929         20,041,920
Purchase payments ....................................       16,695,613         15,098,601         35,729,706         23,916,542
Surrenders ...........................................       (3,079,946)        (1,333,865)        (6,580,094)        (1,937,227)
Transfers - interdivision and from (to) VALIC
   general account ...................................       (3,137,264)        15,936,430           (365,799)        48,342,694
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................       49,616,245         44,122,646        110,102,115         86,673,300
   Enhanced units:
     20 bp reduced ...................................        4,060,325          2,949,044          7,578,682          3,682,809
     40 bp reduced ...................................        3,874,406                883          1,466,945              7,820
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------



                                                            AGSPC SCIENCE & TECHNOLOGY             AGSPC SOCIAL AWARENESS
                                                                FUND - DIVISION 17                    FUND - DIVISION 12
                                                        ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $   (19,907,095)   $   (10,381,062)   $    (1,053,214)   $       190,273
Net realized gain (loss) on investments ..............       30,613,817         34,745,563          8,179,859          2,220,138
Capital gains distributions from mutual funds ........      328,749,980        113,616,462         22,439,556         37,003,617
Net unrealized appreciation (depreciation)
  of investments during the period ...................    1,226,217,782        250,423,659         57,407,741         38,477,902
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................    1,565,674,484        388,404,622         86,973,942         77,891,930
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................      279,006,916        195,575,628         94,842,943         72,710,322
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................      (99,642,197)       (44,292,549)       (25,298,865)       (13,355,087)
Annuity benefit payments .............................          (48,492)           (17,543)           (24,585)            (9,481)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................      309,209,056        (92,089,284)        27,286,374         54,323,803
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........      488,525,283         59,176,252         96,805,867        113,669,557
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................    2,054,199,767        447,580,874        183,779,809        191,561,487

NET ASSETS:
Beginning of period ..................................    1,357,242,328        909,661,454        435,141,459        243,579,972
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $ 3,411,442,095    $ 1,357,242,328    $   618,921,268    $   435,141,459
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............      421,835,835        397,842,959        115,602,816         81,577,104
Purchase payments ....................................       64,052,931         77,332,989         23,030,880         21,359,028
Surrenders ...........................................      (22,853,729)       (17,946,718)        (5,886,018)        (3,889,138)
Transfers - interdivision and from (to) VALIC
   general account ...................................       69,695,056        (35,393,395)         7,138,854         16,555,822
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................      517,699,561        418,601,069        136,226,993        114,382,494
   Enhanced units:
     20 bp reduced ...................................       11,744,052          3,228,389          3,028,346          1,218,871
     40 bp reduced ...................................        3,286,480              6,377            631,193              1,451
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------
Accumulation value per unit:                                         $   1.179657  $   1.271278   $   1.191635   $   1.318263
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       1.220562      1.312731       1.222216       1.349397
     40 bp reduced .................................................     1.267698      1.360696       1.256142       1.384079



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------

Accumulation value per unit:                                         $   6.398997  $   3.216190   $   4.419383   $   3.762308
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       6.462689      3.241847       4.502622       3.825649
     40 bp reduced .................................................     6.536543      3.272354       4.596034       3.897214

30                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                 AGSPC
                                                                     AMERICAN GENERAL SOCIALLY             MONEY MARKET FUND -
                                                                   RESPONSIBLE FUND - DIVISION 41              DIVISION 2
                                                                   ------------------------------    -----------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE          FOR THE
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
OPERATIONS:
Net investment income ............................................. $     79,807     $     23,760    $    162,374     $    184,017
Net realized gain on investments ..................................       64,508               --              --               --
Capital gains distributions from mutual funds .....................      391,925          285,733              --               --
Net unrealized appreciation (depreciation)
  of investments during the period ................................    1,103,235        1,099,673              --               --
                                                                    ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations .............    1,639,475        1,409,166         162,374          184,017
                                                                    ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    2,903,630               --         139,686           90,884
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................      (20,548)              --        (275,980)        (292,611)
Annuity benefit payments ..........................................           --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ..........................................    1,306,362        5,000,000         (44,481)        (364,560)
                                                                    ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
         resulting from principal transactions ....................    4,189,444        5,000,000        (180,775)        (566,287)
                                                                    ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    5,828,919        6,409,166         (18,401)        (382,270)

NET ASSETS:
Beginning of period ...............................................    6,409,166               --       4,197,487        4,579,757
                                                                    ------------     ------------    ------------     ------------
End of period ..................................................... $ 12,238,085     $  6,409,166    $  4,179,086     $  4,197,487
                                                                    ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ............................           --               --       1,700,333        1,931,439
Purchase payments .................................................    2,155,410               --          56,091           37,542
Surrenders ........................................................      (35,215)              --        (110,243)        (120,614)
Transfers - interdivision and from (to) VALIC general account .....      983,523               --         (13,712)        (148,034)
                                                                    ------------     ------------    ------------     ------------
Total units outstanding, end of period ............................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units .................................................      282,396               --       1,632,469        1,700,333
   Enhanced units:
     20 bp reduced ................................................      106,148               --              --               --
     40 bp reduced ................................................    2,715,174               --              --               --
                                                                    ------------     ------------    ------------     ------------
Accumulation units end of period ..................................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------





                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
Accumulation value per unit:
   Standard unit .................................................. $   1.497374     $         --    $   2.559979     $   2.468627
   Enhanced unit:
     20 bp reduced ................................................     1.501310               --              --               --
     40 bp reduced ................................................     1.505354               --              --               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            31


                                                                           AGSPC
                                                                      MONEY MARKET FUND -             AMERICAN GENERAL MONEY MARKET
                                                                          DIVISION 6                      FUND - DIVISION 44
                                                                --------------------------------    --------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                      1999             1998             1999             1998
                                                                  -------------    -------------    -------------    -------------

OPERATIONS:
Net investment income ..........................................  $  13,158,073    $   7,849,963      $   385,966    $      82,478
Net realized gain on investments ...............................             --               --               --               --
Capital gains distributions from mutual funds ..................             --               --               --               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................
                                                                  -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........     13,158,073        7,849,963          385,966           82,478
                                                                  -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................    119,148,566       87,624,322        6,681,738               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................    (66,195,806)     (33,439,890)        (641,200)              --
Annuity benefit payments .......................................         (1,607)          (1,603)              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account .......................................    122,595,014       63,714,230           73,281        5,000,000
                                                                  -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
         resulting from principal transactions .................    175,546,167      117,897,059        6,113,819        5,000,000
                                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    188,704,240      125,747,022        6,499,785        5,082,478

NET ASSETS:
Beginning of period ............................................    266,651,604      140,904,582        5,082,478               --
                                                                  -------------    -------------    -------------    -------------
End of period ..................................................  $ 455,355,844    $ 266,651,604    $  11,582,263    $   5,082,478
                                                                  -------------    -------------    -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................    152,873,642       84,182,521               --               --
Purchase payments ..............................................     77,648,415       56,361,872        6,540,439               --
Surrenders .....................................................    (47,665,211)     (17,562,213)        (663,577)              --
Transfers - interdivision and from (to) VALIC general account ..     68,384,107       29,891,462           57,361               --
                                                                  -------------    -------------    -------------    -------------
Total units outstanding, end of period .........................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------
Units outstanding, by class:
   Standard units ..............................................    233,940,123      147,547,688        4,089,393               --
   Enhanced units:
     20 bp reduced .............................................      9,613,663        5,325,479        1,844,830               --
     40 bp reduced .............................................      7,687,167              475               --               --
                                                                  -------------    -------------    -------------    -------------
Accumulation units end of period ...............................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------



                                                                        AMERICAN GENERAL
                                                                  CONSERVATIVE GROWTH LIFESTYLE    AMERICAN GENERAL GROWTH LIFESTYLE
                                                                      FUND - DIVISION 50                   FUND - DIVISION 48
                                                                 -------------------------------   --------------------------------
                                                                    FOR THE       FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                  YEAR ENDED      AUGUST 26, 1998    YEAR ENDED      AUGUST 26, 1998
                                                                  DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                                 -------------     -------------    -------------     -------------
OPERATIONS:
Net investment income ...........................................$     602,341     $      27,772    $     743,981     $      11,226
Net realized gain on investments ................................      895,570                --           63,773                --
Capital gains distributions from mutual funds ...................    1,025,645                --          323,571                --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (1,418,604)          800,941        1,217,409           970,379
                                                                 -------------     -------------    -------------     -------------
     Increase in net assets resulting from operations ...........    1,104,952           828,713        2,348,734           981,605
                                                                 -------------     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    1,836,447                --        2,368,603                --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (50,904)               --          (49,197)               --
Annuity benefit payments ........................................           --                --               --                --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................         (326)        5,000,000              934         5,000,000
                                                                 -------------     -------------    -------------     -------------
     Increase (decrease) in net assets
         resulting from principal transactions ..................    1,785,217         5,000,000        2,320,340         5,000,000
                                                                 -------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    2,890,169         5,828,713        4,669,074         5,981,605

NET ASSETS:
Beginning of period .............................................    5,828,713                --        5,981,605                --
                                                                 -------------     -------------    -------------     -------------
End of period ...................................................$   8,718,882     $   5,828,713    $  10,650,679     $   5,981,605
                                                                 -------------     -------------    -------------     -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --                --               --                --
Purchase payments ...............................................    1,654,793                --        1,895,721                --
Surrenders ......................................................      (41,867)               --          (36,221)               --
Transfers - interdivision and from (to) VALIC general account ...       (2,450)               --              604                --
                                                                 -------------     -------------    -------------     -------------
Total units outstanding, end of period ..........................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------
Units outstanding, by class:
   Standard units ...............................................      203,221                --          139,443                --
   Enhanced units:
     20 bp reduced ..............................................      246,969                --           46,149                --
     40 bp reduced ..............................................    1,160,286                --        1,674,512                --
                                                                 -------------     -------------    -------------     -------------
Accumulation units end of period ................................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------



                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      TO DECEMBER 31,
                                                        1999               1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.807351      $    1.742617      $    1.053624      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.856681           1.786658           1.056406                --
     40 bp reduced ...............................       1.909470           1.833793                 --                --


                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         1999              1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.306897      $          --      $    1.538200      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.310337                 --           1.542278                --
     40 bp reduced ...............................       1.313858                 --           1.546416                --

32                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        AMERICAN GENERAL                  VANGUARD LIFESTRATEGY
                                                                    MODERATE GROWTH LIFESTYLE           CONSERVATIVE GROWTH FUND -
                                                                        FUND - DIVISION 49                    DIVISION 54
                                                                   -----------------------------    --------------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED  SEPTEMBER 22, 1998
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ------------    ---------------  ------------  ------------------
OPERATIONS:
Net investment income ...........................................  $    920,304     $     19,912    $    132,404     $         --
Net realized gain (loss) on investments .........................        83,407               --            (924)              --
Capital gains distributions from mutual funds ...................       389,591               --          35,147               --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................       497,038          925,696          68,926               --
                                                                   ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations ...........     1,890,340          945,608         235,553               --
                                                                   ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     4,916,637               --       3,578,560               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (119,332)              --        (181,467)              --
Annuity benefit payments ........................................            --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       (63,592)       5,000,000       1,692,135               --
                                                                   ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     4,733,713        5,000,000       5,089,228               --
                                                                   ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     6,624,053        5,945,608       5,324,781               --

NET ASSETS:
Beginning of period .............................................     5,945,608               --              --               --
                                                                   ------------     ------------    ------------     ------------
End of period ...................................................  $ 12,569,661     $  5,945,608    $  5,324,781     $         --
                                                                   ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --               --              --               --
Purchase payments ...............................................     4,077,444               --       3,221,062               --
Surrenders ......................................................      (102,891)              --        (162,437)              --
Transfers - interdivision and from (to) VALIC general account ...       (54,577)              --       1,536,786               --
                                                                   ------------     ------------    ------------     ------------
Total units outstanding, end of period ..........................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units ...............................................       215,575               --         554,101               --
   Enhanced units:
     20 bp reduced ..............................................       213,355               --         375,819               --
     40 bp reduced ..............................................     3,491,046               --       3,665,491               --
                                                                   ------------     ------------    ------------     ------------
Accumulation units end of period ................................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                   ------------     ------------    ------------     ------------

Accumulation value per unit:
   Standard unit ................................................  $   1.397661     $         --    $   1.153827     $         --
   Enhanced unit:
     20 bp reduced ..............................................      1.401340               --        1.156739               --
     40 bp reduced ..............................................      1.405109               --        1.159659               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            33

                                                                        VANGUARD LIFESTRATEGY             VANGUARD LIFESTRATEGY
                                                                            GROWTH FUND -                 MODERATE GROWTH FUND -
                                                                             DIVISION 52                       DIVISION 53
                                                                   -------------------------------- --------------------------------
                                                                     FOR THE      FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED   SEPTEMBER 22, 1998  YEAR ENDED   SEPTEMBER 22, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                   ------------- ------------------ ------------- ------------------
OPERATIONS:
Net investment income ...........................................  $     308,508    $        --     $     611,113    $        --
Net realized gain (loss) on investments .........................         57,727             --            29,492             --
Capital gains distributions from mutual funds ...................        177,605             --           218,753             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      2,002,755             --         1,470,942             --
                                                                   -------------    -----------     -------------    -----------
     Increase in net assets resulting from operations ...........      2,546,595             --         2,330,300             --
                                                                   -------------    -----------     -------------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     16,026,935             --        25,276,661             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (202,105)            --          (684,329)            --
Annuity benefit payments ........................................             --             --                --             --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................      6,590,799             --         5,146,081             --
                                                                   -------------    -----------     -------------    -----------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     22,415,629             --        29,738,413             --
                                                                   -------------    -----------     -------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     24,962,224             --        32,068,713             --

NET ASSETS:
Beginning of period .............................................             --             --                --             --
                                                                   -------------    -----------     -------------    -----------
End of period ...................................................  $  24,962,224    $        --     $  32,068,713    $        --
                                                                   -------------    -----------     -------------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................             --             --                --             --
Purchase payments ...............................................     13,077,473             --        21,705,063             --
Surrenders ......................................................       (161,106)            --          (580,717)            --
Transfers - interdivision and from (to) VALIC general account ...      5,453,813             --         4,517,365             --
                                                                   -------------    -----------     -------------    -----------
Total units outstanding, end of period ..........................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------
Units outstanding, by class:
   Standard units ...............................................      1,591,689             --         1,354,406             --
   Enhanced units:
     20 bp reduced ..............................................      1,468,333             --         2,152,244             --
     40 bp reduced ..............................................     15,310,158             --        22,135,061             --
                                                                   -------------    -----------     -------------    -----------
Accumulation units end of period ................................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------

                                                                      AGSPC ASSET ALLOCATION            TEMPLETON ASSET
                                                                         FUND - DIVISION 5         ALLOCATION FUND - DIVISION 19
                                                                    ----------------------------  ------------------------------
                                                                      FOR THE         FOR THE        FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                       1999             1998           1999            1998
                                                                    -------------  -------------  -------------    -------------
OPERATIONS:
Net investment income ...........................................   $   4,363,782  $   3,873,507  $   3,194,984    $   5,298,721
Net realized gain (loss) on investments .........................       4,428,516      2,520,862     14,669,025       10,513,951
Capital gains distributions from mutual funds ...................       4,417,585     12,936,405     38,640,994       9,560,576~
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      11,930,044     13,072,376      4,197,098      (10,693,322)
                                                                    -------------  -------------  -------------    -------------
     Increase in net assets resulting from operations ...........      25,139,927     32,403,150     60,702,101       14,679,926
                                                                    -------------  -------------  -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      21,853,335     16,199,430     36,161,331       55,452,646
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (17,081,242)   (12,309,318)   (21,505,474)     (15,786,958)
Annuity benefit payments ........................................         (19,764)        (9,811)       (25,689)         (22,337)
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       3,626,725      6,673,714    (75,781,880)     (47,069,555)
                                                                    -------------  -------------  -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................       8,379,054     10,554,015    (61,151,712)      (7,426,204)
                                                                    -------------  -------------  -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      33,518,981     42,957,165       (449,611)       7,253,722

NET ASSETS:
Beginning of period .............................................     227,535,157    184,577,992    324,128,007      316,874,285
                                                                    -------------  -------------  -------------    -------------
End of period ...................................................   $ 261,054,138  $ 227,535,157  $ 323,678,396    $ 324,128,007
                                                                    -------------  -------------  -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      60,269,168     57,307,351    190,963,707      196,150,946
Purchase payments ...............................................       5,389,575      4,579,044     19,274,982       32,881,580
Surrenders ......................................................      (4,241,930)    (3,567,970)   (12,264,078)     (10,222,721)
Transfers - interdivision and from (to) VALIC general account ...       1,013,569      1,950,743    (41,733,088)     (27,846,098)
                                                                    -------------  -------------  -------------    -------------
Total units outstanding, end of period ..........................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------
Units outstanding, by class:
   Standard units ...............................................      61,240,667     60,237,818    137,266,658      190,963,707
   Enhanced units:
     20 bp reduced ..............................................         673,135         31,350        485,669               --
     40 bp reduced ..............................................         516,580             --     18,489,196               --
                                                                    -------------  -------------  -------------    -------------
Accumulation units end of period ................................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998              1999          1998
                                                                   -------------    -----------     ------------    ------------
Accumulation value per unit:                                       $    1.352880    $        --     $    1.244955    $        --
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................       1.356289             --          1.248092             --
     40 bp reduced ..............................................       1.359710             --          1.251243             --

                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998          1999            1998
                                                                    -------------  -------------  -------------    -------------
Accumulation value per unit:                                        $    4.174280  $    3.772519  $    2.058095    $    1.695764
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................        4.303891       3.882024       2.102090               --
     40 bp reduced ..............................................        4.446999             --       2.150733               --

34                        NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ('VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-eight subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):                 American Century Ultra Fund (Division 31) (formerly known as
  AGSPC Asset Allocation Fund (Division 5)                             American Century-Twentieth Century Ultra Fund)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)                Dreyfus Variable Investment Fund - Small Cap
  AGSPC Government Securities Fund (Division 8)                        Portfolio (Division 18)
  AGSPC Growth Fund (Division 15)                                    Evergreen Growth and Income Fund - (Division 56)
  AGSPC Growth & Income Fund (Division 16)                           Evergreen Small Cap Value Fund (Division 55) (formerly known as
  AGSPC International Equities Fund (Division 11)                      Evergreen Small Cap Equity Income Fund)
  AGSPC International Government Bond Fund (Division 13)             Evergreen Value Fund - (Division 57)
  AGSPC MidCap Index Fund (Division 4)                               Dreyfus Founders Growth Fund (Division 30) (formerly known as
  AGSPC Money Market Fund (Divisions 2 and 6)                          Founders Growth Fund)
  AGSPC Science & Technology Fund (Division 17)                      Neuberger Berman Guardian Trust (Division 29)
  AGSPC Small Cap Index Fund (Division 14)                           Putnam Global Growth Fund (Division 28)
  AGSPC Social Awareness Fund (Division 12)                          Putnam New Opportunities Fund (Division 26)
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)                Putnam OTC & Emerging Growth Fund (Division 27)
                                                                     Scudder Growth and Income Fund (Division 21)
American General Series Portfolio Company 3 ("AGSPC 3"):             Templeton Foreign Fund (Division 32)
     American General Balanced Fund (Division 42)                    Templeton Variable Products Series Fund:
  American General Conservative Growth                                    Templeton Asset Allocation Fund (Division 19)
   Lifestyle Fund (Division 50)                                           Templeton International Fund (Division 20)
  American General Core Bond Fund (Division 58)                       T. Rowe Price Small-Cap Stock Fund (Division 51)
  American General Domestic Bond Fund (Division 43)                  Vanguard LifeStrategy Conservative Growth Fund (Division 54)
  American General Growth Lifestyle Fund (Division 48)               Vanguard LifeStrategy Growth Fund (Division 52)
  American General High Yield Bond Fund (Division 60)                Vanguard LifeStrategy Moderate Growth Fund (Division 53)
  American General International Growth Fund (Division 33)           Vanguard Long-Term Corporate Fund (Division 22)
  American General International Value Fund (Division 34)            Vanguard Long-Term Treasury Fund (Division 23)
  American General Large Cap Growth Fund (Division 39)               Vanguard Wellington Fund (Division 25)
  American General Large Cap Value Fund (Division 40)                Vanguard Windsor II Fund (Division 24)
  American General Mid Cap Growth Fund (Division 37)
  American General Mid Cap Value Fund (Division 38)
  American General Moderate Growth Lifestyle Fund (Division 49)
  American General Money Market Fund (Division 44)
  American General Small Cap Growth Fund (Division 35)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Strategic Bond Fund (Division 59)



     Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22, 1998. Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     USE OF ESTIMATES. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                          NOTES TO FINANCIAL STATEMENTS                       35


     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser (the "Adviser"), transfer agent, and accounting services agent to AGSPC 1 and AGSPC 3. American General Investment Management, L.P., an affiliate of the Adviser, serves as investment sub-adviser to certain AGSPC 3 mutual funds.
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates:

                   DIVISIONS                          STANDARD CHARGE
                   ------------------------------------------------------------------------
                   10B                                0.85% on the first $10 million
                                                      0.425% on the next $90 million
                                                      0.21% on the excess over $100 million
                   ------------------------------------------------------------------------
                   1, 2, 4 through 8,
                   10A, 10C and 10D,
                   11 through 17,                     1.00%
                   33 through 44,
                   48 through 50 and
                   58 through 60
                   ------------------------------------------------------------------------
                   18 through 32
                   51 through 57                      1.25%
                   ------------------------------------------------------------------------

     Certain mutual funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

                   DIVISIONS                          EXPENSE REDUCTION
                   ------------------------------------------------------------------------
                   21 through 23,
                   26 through 30,
                   32 through 44,                     0.25%
                   48 through 50,
                   55 through 60
                   ------------------------------------------------------------------------
                   31                                 0.20% on the first $75 million
                                                      0.25% on the excess over $75 million
                   ------------------------------------------------------------------------
                   18                                 0.15%
                   ------------------------------------------------------------------------


     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

36                      NOTES TO FINANCIAL STATEMENTS

     Expenses of VALIC Separate Account A Divisions 10A and 10B, (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets:

                   DIVISIONS                          EXPENSE LIMITATIONS
                   ---------------------------------------------------------------------------------
                   10A                                1.4157% on the first $359,065,787
                                                      1.36% on the next $40,934,213
                                                      1.32% on the excess over $400 million
                   ---------------------------------------------------------------------------------
                   10B                                0.6966% on the first $25,434,267
                                                      0.50% on the next $74,565,733
                                                      0.25% on the excess over $100 million
                   ---------------------------------------------------------------------------------

     Accordingly, during the years ended December 31, 1999 and 1998, VALIC reduced expenses of Division 10B by $94,122 and $82,027, respectively.

   A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $6,506,341 and $5,575,601 for the years ended December 31, 1999 and 1998, respectively.
   VALIC received surrender charges of $6,181,873 and $4,581,641 for the years ended December 31, 1999 and 1998, respectively. In addition, VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.
   VALIC contributed to the Separate Account $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS
   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                        UNREALIZED
                                                                            MARKET                                     APPRECIATION
UNDERLYING FUND                                     DIVISION     SHARES      PRICE       MARKET          COST         (DEPRECIATION
----------------------------------------------    ----------  -----------  --------  -------------  -------------  -----------------
AGSPC International Equities Fund.............        11       12,681,732   $13.80    $175,007,894   $153,864,816   $  21,143,078
AGSPC MidCap Index Fund.......................        4        39,427,464    22.24     876,866,818    761,782,279     115,084,539
AGSPC Small Cap Index Fund....................        14       14,526,817    16.60     241,145,168    228,085,714      13,059,454
AGSPC Stock Index Fund........................    10A,B,C,D   118,066,893    44.44   5,246,892,687  2,621,261,506   2,625,631,181
AGSPC Growth Fund.............................        15       51,853,516    23.50   1,218,557,601    902,850,565     315,707,036
AGSPC Growth & Income Fund....................        16       15,306,480    21.99     336,589,500    252,817,396      83,772,104
American Century Ultra Fund...................        31       22,353,284    45.78   1,023,333,380    773,447,526     249,885,854
American General International Growth Fund....        33          431,454    15.87       6,847,182      4,540,670       2,306,512
American General International Value Fund.....        34          443,411    18.26       8,096,689      4,952,066       3,144,623
American General Large Cap Growth Fund........        39        1,329,646    16.32      21,699,827     17,193,893       4,505,934
American General Large Cap Value Fund.........        40          405,206    11.04       4,473,480      4,309,106         164,374
American General Mid Cap Growth Fund..........        37          548,588    12.88       7,065,815      5,898,950       1,166,865
American General Mid Cap Value Fund...........        38          734,556    11.34       8,329,863      8,197,536         132,327
American General Small Cap Growth Fund........        35          783,183    21.25      16,642,631     10,446,375       6,196,256
American General Small Cap Value Fund.........        36          435,735    10.26       4,470,644      4,378,518          92,126
Dreyfus Variable Investment Fund --
  Small Cap Portfolio.........................        18       11,749,941    66.34     779,491,073    597,305,985     182,185,088
Evergreen Growth and Income Fund..............        56              193    32.23           6,220          5,850             370
Evergreen Small Cap Value Fund................        55               16    14.77             243            243               -
Evergreen Value Fund..........................        57              212    20.69           4,388          4,707            (319)

                          NOTES TO FINANCIAL STATEMENTS                       37

                                                                                                                        UNREALIZED
                                                                         MARKET                                       APPRECIATION
UNDERLYING FUND                                 DIVISION     SHARES       PRICE        MARKET           COST         (DEPRECIATION)
---------------------------------------------   --------   ----------   -------  ---------------  ---------------  ----------------
Dreyfus Founders Growth Fund ................     30       36,634,173   $ 23.87  $   874,457,709  $   744,045,046  $  130,412,663
Neuberger Berman Guardian Trust .............     29        4,205,603     14.14       59,467,223       72,768,026     (13,300,803)
Putnam Global Growth Fund ...................     28       26,666,641     18.59      495,732,851      350,405,108     145,327,743
Putnam New Opportunities Fund ...............     26       11,157,111     90.96    1,014,850,850      630,466,495     384,384,355
Putnam OTC & Emerging Growth Fund ...........     27       11,652,311     37.01      431,252,004      234,928,422     196,323,582
Scudder Growth and Income Fund ..............     21        9,240,762     26.69      246,635,934      258,757,360     (12,121,426)
T. Rowe Price Small-Cap Stock Fund ..........     51          383,280     22.80        8,738,757        7,730,112       1,008,645
Templeton Foreign Fund ......................     32       29,989,326     11.22      336,480,225      305,197,182      31,283,043
Templeton International Fund ................     20       36,732,726     22.25      817,303,148      697,567,268     119,735,880
Vanguard Windsor II Fund ....................     24       29,350,047     24.97      732,870,656      860,734,104    (127,863,448)
American General Balanced Fund ..............     42          806,619     12.34        9,953,676        8,797,929       1,155,747
Vanguard Wellington Fund ....................     25       20,381,425     27.96      569,864,636      610,206,190     (40,341,554)
AGSPC Capital Conservation Fund .............    1 & 7      6,271,787      9.04       56,696,951       59,937,282      (3,240,331)
AGSPC Government Securities Fund ............      8        9,791,463      9.53       93,312,643       99,573,538      (6,260,895)
AGSPC International ~Government Bond Fund ...     13       12,944,516     11.52      149,120,828      154,526,420      (5,405,592)
American General Core Bond Fund .............     58          546,329      9.46        5,168,278        5,453,662        (285,384)
American General Domestic Bond Fund .........     43          196,208      9.33        1,830,628        1,941,338        (110,710)
American General High Yield Bond Fund .......     60          573,040      9.75        5,587,119        5,731,184        (144,065)
American General Strategic Bond Fund ........     59          552,828      9.96        5,506,171        5,531,806         (25,635)
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ..................     22        8,417,206      8.11       68,263,542       76,417,392      (8,153,850)
  Long-Term Treasury Fund ...................     23       14,669,704      9.67      141,856,062      159,944,453     (18,088,391)
AGSPC Science & Technology Fund .............     17       72,283,188     47.13    3,406,706,628    1,882,063,789    1,524,642,83
AGSPC Social Awareness Fund .................     12       23,981,721     25.81      618,968,226      477,460,805     141,507,421
American General Socially
  Responsible Fund ..........................     41          885,926     13.80       12,225,981       10,023,073       2,202,908
AGSPC Money Market Fund .....................  2 & 6      463,954,740      1.00      463,954,740      463,954,740            --
American General Money Market Fund ..........     44       11,553,720      1.00       11,553,720       11,553,720            --
American General Conservative
 Growth Lifestyle Fund ......................     50          809,972     10.74        8,699,095        9,316,758        (617,663)
American General Growth Lifestyle Fund ......     48          761,135     13.96       10,625,442        8,437,654       2,187,788
American General Moderate
  Growth Lifestyle Fund .....................     49          994,186     12.60       12,526,733       11,103,999       1,422,734
Vanguard LifeStrategy
   Conservative Growth Fund .................     54          352,263     15.10        5,319,180        5,250,254          68,926
Vanguard LifeStrategy Growth Fund ...........     52        1,163,639     21.41       24,913,522       22,910,767       2,002,755
Vanguard LifeStrategy
   Moderate Growth Fund .....................     53        1,762,720     18.18       32,046,248       30,575,306       1,470,942
AGSPC Asset Allocation Fund .................      5       17,289,012     15.09      260,891,195      212,925,934      47,965,261
Templeton Asset Allocation Fund .............     19       13,861,377     23.37      323,940,365      286,019,883      37,920,482
                                                        -------------     -----  ---------------  ---------------  --------------
   Total ....................................           1,171,895,031            $21,292,842,069  $15,133,600,700  $6,159,241,369
                                                        =============     =====  ===============  ===============  ==============

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

38                        NOTES TO FINANCIAL STATEMENTS


NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                          PURCHASES                 SALES
                                                                                      --------------          --------------
AGSPC International Equities Fund Division 11....................................     $  134,677,751          $  139,385,819
AGSPC MidCap Index Fund Division 4...............................................        235,122,234             121,903,304
AGSPC Small Cap Index Fund Division 14...........................................         54,587,283              58,450,240
AGSPC Stock Index Fund:..........................................................
   Division 10A..................................................................         24,080,573              77,479,615
   Division 10B..................................................................          3,046,671               7,574,316
   Division 10C..................................................................        626,807,392              82,339,542
   Division 10D..................................................................          4,099,962              10,844,842
AGSPC Growth Fund Division 15....................................................         88,504,403             118,778,430
AGSPC Growth & Income Fund Division 16...........................................         52,289,506              29,123,818
American Century Ultra Fund Division 31..........................................        444,783,914              21,596,564
American General International Growth Fund Division 33...........................            946,472                  70,990
American General International Value Fund Division 34 ...........................          1,433,853                 138,079
American General Large Cap Growth Fund Division 39...............................         14,803,088                 658,862
American General Large Cap Value Fund Division 40................................          1,603,370                 268,211
American General Mid Cap Growth Fund Division 37.................................          1,915,167                  88,442
American General Mid Cap Value Fund Division 38..................................          4,571,598                 606,656
American General Small Cap Growth Fund Division 35...............................          6,687,388                 288,207
American General Small Cap Value Fund Division 36................................            599,894                 142,588
Dreyfus Variable Investment Fund - Small Cap Portfolio Division 18...............         21,111,378             196,910,062
Evergreen Growth and Income Fund Division 56.....................................             11,440                   5,621
Evergreen Small Cap Value Fund Division 55.......................................                243                      --
Evergreen Value Fund Division 57.................................................              4,708                      --
Dreyfus Founders Growth Fund Division 30.........................................        377,694,422              15,816,982
Neuberger Berman Guardian Trust Division 29......................................         16,757,237              12,416,328
Putnam Global Growth Fund Division 28............................................        211,644,710              15,117,798
Putnam New Opportunities Fund Division 26........................................        296,792,660              13,090,798
Putnam OTC & Emerging Growth Fund Division 27....................................        137,306,910              40,666,703
Scudder Growth and Income Fund Division 21.......................................         31,899,301              36,629,775
T. Rowe Price Small-Cap Stock Fund Division 51 ..................................          8,924,589               1,235,607
Templeton Foreign Fund Division 32...............................................        101,740,948              61,364,564
Templeton International Fund Division 20.........................................        189,502,177             212,566,145
Vanguard Windsor II Fund Division 24.............................................        269,298,579              49,634,770
American General Balanced Fund Division 42 ......................................          3,866,126                 161,950
Vanguard Wellington Fund Division 25.............................................        213,879,566              21,573,138
AGSPC Capital Conservation Fund:
   Division 1....................................................................            539,820               1,229,647
   Division 7....................................................................          8,884,731              13,555,587
AGSPC Government Securities Fund Division 8......................................         43,737,807              55,270,473
AGSPC International Government Bond Fund Division 13.............................        110,344,428             114,909,023
American General Core Bond Fund Division 58......................................            397,138                   9,568
American General Domestic Bond Fund Division 43..................................            902,534                 234,776
American General High Yield Bond Fund Division 60................................            669,191                  29,912
American General Strategic Bond Fund Division 59                                             453,036                   1,300
Vanguard Long-Term Corporate Fund Division 22....................................         26,914,873               9,374,775
Vanguard Long-Term Treasury Fund Division 23.....................................         65,677,636              20,627,370
AGSPC Science & Technology Fund Division 17......................................        858,454,770              65,588,109
AGSPC Social Awareness Fund Division 12..........................................        133,894,631              15,404,062
American General Socially Responsible Fund Division 41...........................          4,913,557                 264,485
AGSPC Money Market Fund:
   Division 2....................................................................          3,989,984               4,006,915
   Division 6....................................................................        533,688,517             340,162,602
American General Money Market Fund Division 44...................................          8,345,963               1,874,721
American General Conservative Growth Lifestyle Fund Division 50..................          8,807,869               5,415,651
American General Growth Lifestyle Fund Division 48...............................          3,618,201                 265,479
American General Moderate Growth Lifestyle Fund Division 49......................          6,430,264                 434,004
Vanguard LifeStrategy Conservative Growth Fund Division 54.......................          5,949,918                 698,740
Vanguard LifeStrategy Growth Fund Division 52 ...................................         24,674,642               1,821,602
Vanguard LifeStrategy Moderate Growth Fund Division 53 ..........................         31,808,062               1,262,248
AGSPC Asset Allocation Fund Division 5...........................................         35,282,084              18,243,130
Templeton Asset Allocation Fund Division 19......................................         62,685,987              81,750,675
                                                                                      --------------          --------------
Total ...........................................................................     $5,562,061,156          $2,099,363,620
                                                                                      ==============          ==============

                            SUPPLEMENTAL INFORMATION                          39




                                                                     GROUP                                        PORTFOLIO
                                                                     UNIT                       INDEPENDENCE      DIRECTOR
                                                                   PURCHASE        IMPACT           PLUS              1
                                                                   DIVISION       DIVISION        DIVISION        DIVISION
                                                                   --------       --------      ------------      ---------
INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              --              11              11
  AGSPC MidCap Index Fund ..............................              --               4               4               4
  AGSPC Small Cap Index Fund ...........................              --              --              14              14
  AGSPC Stock Index Fund ...............................           10A, 10B          10D             10C             10C

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              --              --              --              15
  AGSPC Growth & Income Fund ...........................              --              --              --              16
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              --              --              --              --
  American General International Growth Fund ...........              --              --              --              --
  American General International Value Fund ............              --              --              --              --
  American General Large Cap Growth Fund ...............              --              --              --              --
  American General Large Cap Value Fund ................              --              --              --              --
  American General Mid Cap Growth Fund .................              --              --              --              --
  American General Mid Cap Value Fund ..................              --              --              --              --
  American General Small Cap Growth Fund ...............              --              --              --              --
  American General Small Cap Value Fund ................              --              --              --              --
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              --              --              18
  Evergreen Growth and Income Fund .....................              --              --              --              --
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              --              --              --
  Evergreen Value Fund .................................              --              --              --              --
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              --              --              --              --
  Neuberger Berman Guardian Trust ......................              --              --              --              --
  Putnam Global Growth Fund ............................              --              --              --              --
  Putnam New Opportunities Fund ........................              --              --              --              --
  Putnam OTC & Emerging Growth Fund ....................              --              --              --              --
  Scudder Growth and Income Fund .......................              --              --              --              --
  T. Rowe Price Small-Cap Stock Fund ...................              --              --              --              --
  Templeton Foreign Fund ...............................              --              --              --              --
  Templeton International Fund .........................              --              --              --              20
  Vanguard Windsor II Fund .............................              --              --              --              --

BALANCED FUNDS

  American General Balanced Fund .......................              --              --              --              --
  Vanguard Wellington Fund .............................              --              --              --              --



                                                                                                      YEAR TO DATE
                                                                                                      TOTAL RETURN
                                                                   PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                   DIRECTOR        DIRECTOR           DECEMBER 31,
                                                                      2              PLUS       -------------------------
                                                                   DIVISION        DIVISION       1999             1998
                                                                  ---------       ----------    --------          -------

INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              11         27.88%           17.57%
  AGSPC MidCap Index Fund ..............................              --               4         13.78            17.80
  AGSPC Small Cap Index Fund ...........................              --              14         20.10            (2.92)
  AGSPC Stock Index Fund ...............................             10C             10C         19.37            27.14

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              15              15          6.33            16.96
  AGSPC Growth & Income Fund ...........................              --              16         21.61            13.41
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              31              31         40.00            33.14
  American General International Growth Fund ...........              --              33         55.45             5.17(a)
  American General International Value Fund ............              --              34         66.59            14.99(a)
  American General Large Cap Growth Fund ...............              --              39         34.39            24.08(a)
  American General Large Cap Value Fund ................              --              40          4.52            24.66(a)
  American General Mid Cap Growth Fund .................              --              37          5.60            34.77(a)
  American General Mid Cap Value Fund ..................              --              38         21.28            25.47(a)
  American General Small Cap Growth Fund ...............              --              35         68.43            34.94(a)
  American General Small Cap Value Fund ................              --              36         (7.27)           16.53(a)
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              18         21.80            (4.51)
  Evergreen Growth and Income Fund .....................              --              56         13.29              n/a(c)
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              55         (0.45)             n/a(c)
  Evergreen Value Fund .................................              --              57          3.41              n/a(c)
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              30              30         37.64            23.76
  Neuberger Berman Guardian Trust ......................              29              29          7.36             1.34
  Putnam Global Growth Fund ............................              28              28         63.00            27.48
  Putnam New Opportunities Fund ........................              26              26         67.91            23.12
  Putnam OTC & Emerging Growth Fund ....................              27              27        124.57             9.87
  Scudder Growth and Income Fund .......................              21              21          5.09             4.99
  T. Rowe Price Small-Cap Stock Fund ...................              --              51         13.33            14.10(b)
  Templeton Foreign Fund ...............................              32              32         38.34            (5.82)
  Templeton International Fund .........................              --              20         22.10             7.95
  Vanguard Windsor II Fund .............................              24              24         (6.96)           14.90

BALANCED FUNDS

  American General Balanced Fund .......................              --              42         13.07            17.01(a)
  Vanguard Wellington Fund .............................              25              25          3.11            10.65


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.

(c) Since January 4, 1999, inception of the Division.


The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

40                          SUPPLEMENTAL INFORMATION

                                                                GROUP                             PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                UNIT                INDEPENDENCE  DIRECTOR    DIRECTOR     DIRECTOR
                                                              PURCHASE    IMPACT        PLUS          1           2          PLUS
                                                              DIVISION   DIVISION     DIVISION    DIVISION    DIVISION     DIVISION
                                                              --------   --------   ------------  ---------   ---------   ---------
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................           --          1            7            7          --          7
  AGSPC Government Securities Fund ......................           --         --            8            8          --          8
  AGSPC International Government Bond Fund ..............           --         --           13           13          13         13
  American General Core Bond Fund .......................           --         --           --           --          --         58
  American General Domestic Bond Fund ...................           --         --           --           --          --         43
  American General High Yield Bond Fund .................           --         --           --           --          --         60
  American General Strategic Bond Fund ..................           --         --           --           --          --         59
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................           --         --           --           --          22         22
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........           --         --           --           --          23         23

SPECIALTY FUNDS
  AGSPC Science & Technology Fund .......................           --         --           --           17          17         17
  AGSPC Social Awareness Fund ...........................           --         --           12           12          12         12
  American General Socially Responsible Fund ............           --         --           --           --          --         41

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................           --          2            6            6           6          6
  American General Money Market Fund ....................           --         --           --           --          --         44

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...           --         --           --           --          --         50
  American General Growth Lifestyle Fund ................           --         --           --           --          --         48
  American General Moderate Growth Lifestyle Fund .......           --         --           --           --          --         49
  Vanguard LifeStrategy Conservative Growth Fund ........           --         --           --           --          --         54
  Vanguard LifeStrategy Growth Fund .....................           --         --           --           --          --         52
  Vanguard LifeStrategy Moderate Growth Fund ............           --         --           --           --          --         53

ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................           --          5            5            5          --          5
  Templeton Asset Allocation Fund .......................           --         --           --           19          --         19


                                                                           YEAR TO DATE
                                                                           TOTAL RETURN
                                                                          FOR YEAR ENDING
                                                                            DECEMBER 31,
                                                                     -------------------------
                                                                      1999                1998
                                                                     -----               -----
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................            (1.40)%              6.30%
  AGSPC Government Securities Fund ......................            (3.74)               7.86
  AGSPC International Government Bond Fund ..............            (6.88)              15.92
  American General Core Bond Fund .......................            (1.89)               2.92(a)
  American General Domestic Bond Fund ...................            (3.81)               4.44(a)
  American General High Yield Bond Fund .................             2.17                5.31(a)
  American General Strategic Bond Fund ..................             3.06                4.99(a)
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................            (7.21)               8.04
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........            (9.61)              11.82

SPECIALTY FUNDS                                                      98.96               40.71
  AGSPC Science & Technology Fund .......................            17.46               26.03
  AGSPC Social Awareness Fund ...........................            17.19               27.78(a)
  American General Socially Responsible Fund ............

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................             3.71                4.12
  American General Money Market Fund ....................             3.98                1.33(a)

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...            12.47               16.20(a)
  American General Growth Lifestyle Fund ................            28.99               19.25(a)
  American General Moderate Growth Lifestyle Fund .......
  Vanguard LifeStrategy Conservative Growth Fund ........            17.90               18.54(a)
  Vanguard LifeStrategy Growth Fund .....................             6.44                8.40(b)
  Vanguard LifeStrategy Moderate Growth Fund ............            15.82               16.81(b)
                                                                     10.57               12.59(b)
ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................            10.65               17.19
  Templeton Asset Allocation Fund .......................            21.37                5.07


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                       /s/ ERNST & YOUNG LLP
                                       ----------------------------------------
                                           ERNST & YOUNG LLP

Houston, Texas
February 14, 2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED BALANCE SHEET

At December 31
In millions, except per share data

                                                                                     1999                  1998
-----------------------------------------------------------------------------------------------------------------

ASSETS         Investments - Notes 2, 7, 8, 9:
                 Fixed maturity securities
                   (amortized cost: $21,797 in 1999 and $21,733 in 1998)           $  21,258            $  22,878
                 Equity securities (cost: $182 in 1999 and $176 in 1998)                 220                  194
                 Mortgage loans on real estate                                         1,478                1,213
                 Real estate                                                              25                   21
                 Policy loans                                                            849                  789
                 Other long-term invested assets                                          95                   59
                 Short-term investments                                                   94                  164
               --------------------------------------------------------------------------------------------------
                   Total investments                                                  24,019               25,318
               --------------------------------------------------------------------------------------------------
               Investment income receivable                                              387                  370
               Cash                                                                       26                  105
               Receivable for securities sold                                             13                   22
               Deferred policy acquisition costs - Note 3                              1,301                  665
               Cost of insurance purchased - Note 4                                       19                   22
               Due from reinsurer, net                                                    12                   13
               Other assets                                                              156                  120
               Assets held in Separate Accounts                                       21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total assets                                                    $  47,323            $  41,347
-----------------------------------------------------------------------------------------------------------------
LIABILITIES    Policy reserves for fixed annuity investment contracts              $  23,441            $  23,219
               Payable for securities purchased                                           --                   41
               Remittances not allocated                                                  50                   96
               Commissions, general expenses and taxes (other than income taxes)          55                   38
               Other liabilities                                                         140                  193
               Income tax liabilities - Note 5                                           284                  542
               Liabilities related to Separate Accounts                               21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total liabilities                                                  45,360               38,841
-----------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S  Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 1999 and 1998 - Note 6                                 4                    4
               Additional paid-in capital                                                851                  833
               Retained earnings                                                       1,395                1,142
               Accumulated other comprehensive income (loss) - Note 2                   (287)                 527
               --------------------------------------------------------------------------------------------------
                   Total stockholder's equity                                          1,963                2,506
               --------------------------------------------------------------------------------------------------
                   Total liabilities and stockholder's equity                      $  47,323            $  41,347
               --------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF INCOME

For the years ended December 31,
In millions

                                                                                       1999            1998              1997
-------------------------------------------------------------------------------------------------------------------------------
REVENUES         Premium and other considerations                                   $      19       $       --        $      --
                 Surrender charges                                                         15               15               12
                 Mortality charges                                                        184              135               94
                 Expense charges                                                            8                7                6
                 Net investment income - Note 2                                         1,834            1,811            1,730
                 Realized investment gains (losses) - Note 2                                5              (28)              20
                 Other income                                                              28               19               17
                 --------------------------------------------------------------------------------------------------------------
                    Total revenues                                                      2,093            1,959            1,879
-------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND     Insurance policy benefits                                                 19               --               --
EXPENSES         Increase in policy reserves for fixed annuity contracts                1,213            1,296            1,286
                 Expenses:
                    Commissions                                                           149             124               111
                    Salaries                                                               94               71               59
                    Data processing                                                        63               29               15
                    Postage and telephone                                                  22               15               12
                    Sales promotion                                                        11               10               10
                    Depreciation expense on furniture and equipment                        16               10                9
                    Rent                                                                   12               10                8
                    Taxes, licenses and fees                                               10                8                7
                    Printing and supplies                                                   8                7                5
                    Other expenses                                                         41               61               35
                    Amortization of deferred policy acquisition costs, net - Note 3        56               55               42
                    Amortization of cost of insurance purchased, net - Note 4               3                2               --
                    Policy acquisition costs deferred - Note 3                           (196)            (160)            (138)
                 --------------------------------------------------------------------------------------------------------------
                       Total expenses                                                     289              242              175
                 --------------------------------------------------------------------------------------------------------------
                       Total costs and expenses                                         1,521            1,538            1,461
-------------------------------------------------------------------------------------------------------------------------------
EARNINGS         Income before income tax expense                                         572              421              418
                 Income tax expense - Note 5                                              195              137              144
                 --------------------------------------------------------------------------------------------------------------
                    Net income                                                      $     377       $      284        $     274
                 --------------------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31,
In millions, except per share data


                                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK               Balance at beginning and end of year                      $     4      $     4      $     4
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL                 Balance at beginning of year                                  833          711          459
PAID-IN-CAPITAL            Capital contribution from stockholder                          18          122          252
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                      851          833          711
-------------------------------------------------------------------------------------------------------------------------
RETAINED                   Balance at beginning of year                                1,142        1,039        1,144
EARNINGS                   Net income                                                    377          284          274
                           Dividends paid to stockholder                                (124)        (181)        (379)
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                    1,395        1,142        1,039
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER          Balance at beginning of year                                  527          306          167
COMPREHENSIVE              Change in net unrealized gains (losses) on securities        (814)         221          139
                           ----------------------------------------------------------------------------------------------
INCOME (LOSS)               Balance at end of year                                      (287)         527          306
-------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S
EQUITY                       Balance at end of year                                  $ 1,963      $ 2,506      $ 2,060
                           ----------------------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
NET INCOME                 Net income                                                $   377      $   284      $   274
----------------------------------------------------------------------------------------------------------------------
OTHER                      Change in net unrealized gains (losses) on securities
COMPREHENSIVE                   Fair value of fixed maturity securities               (1,684)         155          468
INCOME (LOSS)                   Deferred policy acquisition costs and
                                   cost of insurance purchased                           499          172         (251)
                                Deferred income taxes                                    351         (124)         (78)
                           -------------------------------------------------------------------------------------------
                                Change in fixed maturity securities                     (834)         203          139
                                Change in equity securities and other                     20           18            -
                           -------------------------------------------------------------------------------------------
                                 Total                                                  (814)         221          139
----------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE
INCOME (LOSS)              Comprehensive income (loss)                               $  (437)     $   505      $   413
                           -------------------------------------------------------------------------------------------
                           See notes to consolidated financial statements.



--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CASH FLOWS

For the years ended December 31,
In millions

                                                                                   1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
OPERATING             Net income                                                 $    377      $    284      $    274
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                          1,213         1,296         1,286
                         Deferred policy acquisition costs
                          and cost of insurance purchased                            (137)         (103)          (96)
                         Other, net                                                   (74)          (44)          (51)
                      ------------------------------------------------------------------------------------------------
                            Net cash provided by operating activities               1,379         1,433         1,413
----------------------------------------------------------------------------------------------------------------------
INVESTING             Investment purchases                                        (28,211)      (15,180)      (18,403)
ACTIVITIES            Investment calls, maturities and sales                       27,789        14,732        17,500
                      Net (increase) decrease in short-term investments                70          (104)           (8)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for investing activities                   (352)         (552)         (911)
----------------------------------------------------------------------------------------------------------------------
FINANCING             Policyholder account deposits                                 4,251         3,756         3,385
ACTIVITIES            Policyholder account withdrawals                             (2,033)       (1,777)       (1,427)
                      Transfers to Separate Accounts                               (3,218)       (2,728)       (2,325)
                      Capital contribution from stockholder                            18           122           252
                      Dividends paid to stockholder                                  (124)         (181)         (379)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for financing activities                 (1,106)         (808)         (494)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE            Net increase (decrease) in cash                                 (79)           73             8
IN CASH               Cash at beginning of year                                       105            32            24
                      ------------------------------------------------------------------------------------------------
                            Cash at end of year                                  $     26      $    105      $     32
                      ------------------------------------------------------------------------------------------------

                      See notes to consolidated financial statements.

-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999
In millions, except per share data

                                        1

                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. VALIC will adopt SFAS 133 on January 1, 2001. VALIC does not expect adoption to have a material impact on the consolidated results of operation or financial position.

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, VALIC held trading securities at various times and reported them at fair value. VALIC held no trading securities at December 31, 1999 or 1998. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

1.5 DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% for both 1998 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.


--------------------------------------------------------------------------------
                                                                               7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 1999, 1998, and 1997, or for the years then ended.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                               1999          1998          1997
-----------------------------------------------------------------
Statutory net income          $   256       $   170       $   238
Change in DPAC and CIP            137           103            96
Investment valuation
   differences                     21            48            --
Policy reserve adjustments         42            67            (5)
Deferred income taxes             (58)          (57)          (27)
Other, net                        (21)          (47)          (28)
-----------------------------------------------------------------
   GAAP net income            $   377       $   284       $   274
-----------------------------------------------------------------
Statutory equity              $ 1,331       $ 1,237       $ 1,189
Asset valuation reserve           272           230           188
Investment valuation
   differences*                  (550)        1,128           970
DPAC and CIP                    1,320           687           392
Non-admitted assets               104            72            35
Policy reserve adjustments        (92)         (134)         (187)
Deferred income taxes            (266)         (556)         (375)
Other, net                       (156)         (158)         (152)
-----------------------------------------------------------------
   GAAP equity                $ 1,963       $ 2,506       $ 2,060
-----------------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2

                                  INVESTMENTS


2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1999          1998          1997
------------------------------------------------------------------
Non-affiliated fixed
 maturity securities            $1,670        $1,664        $1,563
Affiliated fixed
 maturity securities                 2             3             3
Equity securities                   15            --            --
Mortgage loans on
 real estate                       104           113           124
Other                               71            63            53
------------------------------------------------------------------
  Gross investment income        1,862         1,843         1,743
  Investment expense                28            32            13
------------------------------------------------------------------
    Net investment income       $1,834        $1,811        $1,730
------------------------------------------------------------------

     There were no investments during 1999 and 1998 that did not produce investment income. The carrying value of investments that produced no investment income during 1997 totaled $12 million or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1999.

2.2 REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1999         1998         1997
-------------------------------------------------------------------
Fixed maturity securities
  Gross gains                       $ 101        $  14        $  35
  Gross losses                        (86)         (50)         (29)
-------------------------------------------------------------------
    Total fixed maturity
     securities                        15          (36)           6
-------------------------------------------------------------------
Mortgage loans on real estate          (4)           9           21
Real estate                            --            7            4
Other long-term investments             2           --           --
DPAC amortization and
  investment expense                   (8)          (8)         (11)
-------------------------------------------------------------------
  Realized investment gains
   (losses) before taxes                5          (28)          20
Income tax expense (benefit)            2          (10)           7
-------------------------------------------------------------------
  Net realized investment
   gains (losses)                   $   3        $ (18)       $  13
-------------------------------------------------------------------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions
--------------------------------------------------------------------------------
2.3 FIXED MATURITY AND EQUITY SECURITIES

         VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                       -----------------   ----------------------   -----------------------    -----------------
                                         1999     1998      1999          1998        1999           1998       1999      1998
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies            $   159   $   299   $    10        $    38   $    (1)        $    --    $   168   $   337
Obligations of states and
  political subdivisions                   105        56        --              3        (7)             --         98        59
Debt securities issued by
  foreign governments                      134       232         3             17        --              --        137       249
Corporate securities                    16,584    16,153       122            934      (639)            (73)    16,067    17,014
Mortgage-backed securities               4,774     4,948        31            227       (58)             (1)     4,747     5,174
Affiliated fixed maturity securities        27        25        --             --        --              --         27        25
Redeemable preferred stock                  14        20        --             --        --              --         14        20
--------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities        $21,797   $21,733   $   166        $ 1,219   $  (705)        $   (74)   $21,258   $22,878
--------------------------------------------------------------------------------------------------------------------------------
Equity securities                      $   182   $   176   $    38        $    18   $    --         $    --    $   220   $   194
--------------------------------------------------------------------------------------------------------------------------------


2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

         MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized    Fair
                                           Cost       Value
------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $     600   $   602
   In years two through five                 4,558     4,576
   In years six through ten                  6,584     6,383
   After ten years                           5,281     4,950
Mortgage-backed securities                   4,774     4,747
------------------------------------------------------------
       Total fixed maturity securities   $  21,797   $21,258
------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                 1999       1998      1997
------------------------------------------------------------
Gross unrealized gains          $  204    $ 1,237    $ 1,011
Gross unrealized losses           (705)       (74)       (21)
DPAC adjustments                   159       (340)      (512)
Deferred federal income taxes       55       (296)      (172)
------------------------------------------------------------
  Net unrealized gains
  (losses) on securities        $ (287)   $   527    $   306
------------------------------------------------------------

2.5 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                            1999        1998
---------------------------------------------
Geographic distribution:
  Atlantic                 $   656    $   645
  Pacific and Mountain         377        328
  Central                      459        252
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------
Property type:
  Office                   $   577    $   467
  Retail                       512        359
  Industrial                   265        250
  Apartments                   106         94
  Residential and other         32         55
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


2.5 MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                               1999       1998      1997
----------------------------------------------------------
Balance at January 1         $     12    $    21   $    44
Provision for (recovery of)
 mortgage loan losses               4         (7)      (18)
Deductions                         (2)        (2)       (5)
----------------------------------------------------------
Balance at December 31       $     14    $    12   $    21
----------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $17 million, $13 million, and $28 million at December 31, 1999, 1998, and 1997, respectively. The average investment in impaired loans was $15 million, $20 million, and $37 million at December 31, 1999, 1998, and 1997, respectively. Interest income related to impaired loans was $0 for 1999 and 1998, and $3 million in 1997.

2.6 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,823    $  5,469   $  5,175
Other                          17,388       9,711     13,228
------------------------------------------------------------
  Total                      $ 28,211    $ 15,180   $ 18,403
------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,829    $  4,444   $  4,224
Mortgage loans on
  real estate                     133         241        299
Equity securities                  42           8          3
Real estate                         4          17         22
Other                          16,781      10,022     12,952
------------------------------------------------------------
  Total                      $ 27,789    $ 14,732   $ 17,500
------------------------------------------------------------

                                        3

                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                   1999        1998        1997
-----------------------------------------------------------------
Balance at January 1             $    665    $    392    $    558
Deferrals:
  Commissions                          90          83          77
  Other acquisition costs             106          77          61
Amortization:
  Accretion of interest                78          73          65
  Operating earnings                 (134)       (128)       (107)
Offset to realized gains               (3)         (4)        (11)
Effect of net unrealized
  (gains) losses on securities        499         172        (251)
-----------------------------------------------------------------
Balance at December 31           $  1,301    $    665    $    392
-----------------------------------------------------------------


                                        4

                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                1999       1998      1997
-----------------------------------------------------------
Balance at January 1          $    22    $    --    $    --
Additions from acquisitions        --         24         --
Accretion of interest               1          1         --
Amortization                       (4)        (3)        --
-----------------------------------------------------------
Balance at December 31        $    19    $    22    $    --
-----------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3 million, $2 million, $2 million, $2 million, and $1 million.

                                        5

                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                  1999         1998
----------------------------------------------------------------------
Current tax liabilities (assets)                $      18    $     (14)
----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                    31          438
  DPAC and CIP                                        451          230
  Other                                                40           32
----------------------------------------------------------------------
   Total deferred tax liabilities                     522          700
----------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                    (140)        (134)
  Basis differential of investments                  (176)          (2)
  Other                                                (8)          (8)
----------------------------------------------------------------------
   Gross deferred tax assets                         (324)        (144)
   Valuation allowance                                 68           --
----------------------------------------------------------------------
     Total deferred tax assets, net                  (256)        (144)
----------------------------------------------------------------------
  Net deferred tax liabilities                        266          556
----------------------------------------------------------------------
     Total income tax liabilities               $     284    $     542
----------------------------------------------------------------------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $68 million was provided at December 31, 1999. This valuation allowance had no income statement impact.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                1999      1998           1997
------------------------------------------------------------------------------
Current:
  Federal                                      $ 133      $  78          $ 114
  State                                            4          2              3
------------------------------------------------------------------------------
    Total current income tax expense             137         80            117
------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                            48         35             29
  Policy reserves                                 (6)         4            (15)
  Basis differential of investments                8         13              4
  Other, net                                       8          5              9
------------------------------------------------------------------------------
    Total deferred income tax expense             58         57             27
------------------------------------------------------------------------------
       Income tax expense                      $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                1999       1998           1997
------------------------------------------------------------------------------
Federal income tax rate                           35%        35%            35%
Income tax expense at applicable rate          $ 200      $ 147          $ 146
Dividends received deduction                     (13)        (8)            (5)
Tax-exempt interest (ESOP)                        (2)        (3)            (4)
State income taxes                                 5          4              4
Other items                                        5         (3)             3
------------------------------------------------------------------------------
  Income tax expense                           $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     Income taxes paid were as follows:

                                                1999      1998            1997
-------------------------------------------------------------------------------
Federal                                        $  99      $ 93           $ 106
State                                              1         3               3
-------------------------------------------------------------------------------



                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $240 million.
                                       7

                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                 1999            1998
-------------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                            $ 132          $ 332
     Average receive rate                                        6.72 %         5.97%
     Average pay rate                                            6.52           5.37
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                                 $108          $ 108
     Average exchange rate                                       1.50           1.50
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Australian $)
     Notional amount (in U.S. $)                                $  23          $  --
     Average exchange rate                                       1.85             --
-------------------------------------------------------------------------------------

7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                                 1999           1998
-------------------------------------------------------------------------------------
Call swaptions
   Notional amount                                              $   2          $ 950
   Average strike rate                                           4.63%          4.07%
-------------------------------------------------------------------------------------
Put swaptions
   Notional amount                                              $   1          $ 690
   Average strike rate                                           8.50%          8.33%
-------------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 1999 expire in 2000. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.


7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.
-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

                                        8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                      1999                                   1998
                                                        ----------------------------------    -------------------------------------
                                                          FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
-----------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                  $       21,478*    $       21,478*    $       23,072 *    $     23,072
  Mortgage loans on real estate                                  1,414              1,478              1,252             1,213
  Policy loans                                                     806                849                801               789
  Short-term investments                                            94                 94                164               164
  Assets held in Separate Accounts                              21,390             21,390             14,712            14,712
Liabilities
  Insurance investment contracts                        $       21,817     $       23,441     $       23,314      $     23,219
  Liabilities related to Separate Accounts                      21,390             21,390             14,712            14,712
-----------------------------------------------------------------------------------------------------------------------------------

     * Includes derivative financial instruments with a fair value of ($4) in 1999 and $19 in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9

                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $44 million in 1999, $47 million in 1998, and $22 million in 1997, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $2 million in 1999, $0 in 1998, and $1 million in 1997.

     On November 4, 1982, VALIC invested $12 million in ~13 1?2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 1999, 1998, and 1997. VALIC recognized $1 million in interest income during 1999, 1998, 1997.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 1999, 1998, and 1997. VALIC recognized $1 million of interest income on the note during 1999, 1998, and 1997.

     VALIC paid common stock dividends of $124 million, $34.69 per share; $181 million, $50.63 per share; and $379 million, $106.01 per share, to AGL in 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


9. TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC received capital contributions of $17 million, $122 million, and $250 million from AGL in 1999, 1998, and 1997, respectively.

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22 million and $26 million on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $130 million.


                                       10

                           COMMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $6 million, $5 million, and $7 million, at December 31, 1999, 1998, and 1997, respectively. The 1999 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       11

                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for Federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:


                                  1999      1998        1997
------------------------------------------------------------
Service cost (benefits earned)
  during period                 $   1     $    2      $    1
Interest cost on projected
  benefit obligation                2          1           1
Expected return on plan assets     (1)        (1)         --
------------------------------------------------------------
  Total pension expense         $   2     $    2      $    2
------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation          7.75%      7.00%       7.25%
Rate of increase in
  compensation levels            4.25       4.25        4.00
Expected long-term rate of
  return on plan assets         10.35      10.25       10.00
------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 1999 and 1998 for VALIC's defined benefit pension plan:

                                             1999      1998
-----------------------------------------------------------
Projected benefit obligation               $   22    $   21
Plan assets at fair value                      18        15
-----------------------------------------------------------
Projected benefit obligation in excess of
 plan assets                                  (4)        (6)
Unrecognized net gain (loss)                  (2)         1
-----------------------------------------------------------
Net pension liability                      $   (6)   $   (5)
-----------------------------------------------------------

     At December 31, 1999, the plans' assets were invested as follows: (1) 71% in equity mutual funds managed outside of AGC; (2) 26% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 1% in AGC stock; and (4) 1% in deposit administration insurance contracts issued by AGC subsidiaries.


11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2.7 million and $2.4 million at year-end 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1999, 1998, and 1997 was immaterial.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions



                                       12

                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of March 10, 2000, all of VALIC's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. No interruptions to normal business operations have been experienced, including the processing of customer account data and transactions. VALIC will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness. VALIC does not expect any future disruptions, if they occur, to have a material effect on the results of operations, liquidity, or financial condition.

     Through December 31, 1999, VALIC incurred and expensed pretax costs of $32 million related to Year 2000 readiness, including $5 million in 1999, $20 million in 1998, and $6 million in 1997. In addition, the planned replacement of certain systems was accelerated as part of the Year 2000 plans. The cost of these replacement systems was immaterial. VALIC does not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

--------------------------------------------------------------------------------
14

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                              CONTRACT FOR UIT-981
                                      AND
                       INDEPENDENCE PLUS CONTRACT SERIES

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

       Filed with Part A:

            Selected Purchase Unit Data for each Fund

       Filed with Part B:

       (i)  Audited Financial Statements

           The Variable Annuity Life Insurance Company

                      Report of Independent Auditors

                 Consolidated Balance Sheets

                 Consolidated Statements of Income

                 Consolidated Statements of Changes in Stockholder Equity

                 Consolidated Statements of Cash Flows

                 Notes to Consolidated Financial Statements

         (ii) Audited Financial Statements

           The Variable Annuity Life Insurance Company Separate Account A --

                      Statement of Net Assets

                 Statement of Operations

                 Statements of Changes in Net Assets

                 Notes to Financial Statements

                 Report of Independent Accountants

     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits


  1.       --     Resolution adopted by The Variable Annuity Life Insurance
                  Company Board of Directors at its Annual Meeting of April
                  18, 1979 establishing The Variable Annuity Life Insurance
                  Company Separate Account A is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  2.       --     Not Applicable.
  3.       --     Underwriting Agreement between The Variable Annuity Life
                  Insurance Company, The Variable Annuity Life Insurance
                  Company Separate Account A and The Variable Annuity
                  Marketing Company is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).


  4(a).   --      Form of Individual Annuity Contract (Form UIT-981) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(b).   --      Form of Individual Annuity Contract (Form UIT-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(c).   --      Form of Group Annuity Contract (Form UITG-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(d).   --      Form of Certificate of Participation under Group Annuity
                  Contract (Form UITG-CB-585-96) is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  5(a).   --      Form of Application for Annuity Contract (Form UIT-981,
                  UIT-585-96 and UITG-CB-585-96) is incorporated herein by
                  reference to Post-Effective Amendment No. 27 filed with the
                  SEC on April 27, 1998 (File No. 2-96223/811-3240).
  5(b).   --      Form of Group Master Application for Flexible Payment Group
                  Annuity Contract (Form UITG-585-96) is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on April 18, 1997 (File No. 2-96223/811-3240).
  6(a).   --      Copy of Amended and Restated Articles of Incorporation of
                  The Variable Annuity Life Insurance Company, effective as of
                  April 28, 1989, is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
  6(b).   --      Copy of Amendment Number One to Amended and Restated
                  Articles of Incorporation of The Variable Annuity Life
                  Insurance Company as amended through April 28, 1989,
                  effective March 28, 1990 is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on
                  April 18, 1997 (File No. 2-96223/811-3240).
  6(c).   --      Copy of Amended and Restated Bylaws of The Variable Annuity
                  Life Insurance Company as amended through March 4, 1992 is incorporated herein by reference to Post-Effective Amendment
                  No. 27 filed with the SEC on April 27, 1998 (File No.
                  2-96223/811-3240).
  7.       --     Not Applicable.
  8.       --     Not Applicable.
  9.       --     Not Applicable.
 10.       --     Consent of Independent Auditors.
 11.       --     Not Applicable.
 12.       --     Not Applicable.
 13.       --     Calculation of standard and nonstandard performance
                  information is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
 14.       --     Not Applicable.
 15.       --     Supplemental Information Form which discloses Section
                  403(b)(11) withdrawal restrictions as set forth in a
                  no-action letter issued by the SEC on November 28, 1988.
                  Such form requires the signed acknowledgement of
                  participants who purchase Section 403(b) annuities with
                  regard to these withdrawal restrictions is incorporated
                  herein by reference to Post-Effective Amendment No. 27 filed with the SEC on April 27, 1998 (File No. 2-96223/811-3240).
 16(a).   --      Copies of manually signed powers of attorney for The
                  Variable Annuity Life Insurance Company Directors John E.
                  Arant, Kent E. Barrett and Carl J. Santillo.
 16(b).   --      Copy of manually signed power of attorney for The Variable
                  Annuity Life Insurance Company Director, Robert M. Devlin
                  incorporated herein by reference to Post-Effective Amendment
                  No. 52 filed with the SEC on April 27, 1998 (File No.
                  2-32783/811-3240).
 16(c).   --      Copy of manually signed powers of attorney for The Variable
                  Annuity Life Insurance Company Directors Thomas L. West,
                  Jr., Bruce R. Abrams, John A. Graf and John P. Newton
                  incorporated herein by reference to Post-Effective Amendment
                  No. 52 filed with the SEC on April 27, 1998 (File No.
                  2-32783/811-3240).
 16(d).   --      Copy of manually signed powers of attorney for The Variable
                  Annuity Life Insurance Company Directors Bruce R. Abrams,
                  Kent E. Barrett, Rebecca G. Campbell, Robert P. Condon,
                  John A. Graf and Carl J. Santillo.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
John A. Graf                               Chairman, Director, President and Chief Executive Officer
Bruce R. Abrams                            Director
Kent E. Barrett                            Director, Executive Vice President and Chief Financial Officer
Rebecca G. Campbell                        Director and Senior Vice President - Human Resources
Robert P. Condon                           Director and Executive Vice President - Institutional Marketing
Robert M. Devlin                           Director
Carl J. Santillo                           Director and Executive Vice President - Operations
Mary Cavanaugh                             Executive Vice President - General Counsel and Secretary
Kathleen Adamson                           Senior Vice President - Customer Service
Michael J. Akers                           Senior Vice President and Chief Actuary
Dick Baily                                 Senior Vice President - Planning and Expense Management
Michael A. Betts                           Senior Vice President - Systems
Stephen G. Kellison                        Senior Vice President - Product Management
Richard J. Lindsay                         Senior Vice President - Marketing
Robert E. Steele                           Senior Vice President - Specialty Products
Rosemary Beauvais                          Vice President - Corporate Technology Services
James D. Bonsall                           Vice President - Financial Reporting
Gregory S. Broer                           Vice President - Actuarial
Richard A. Combs                           Vice President - Actuarial
Neil J. Davidson                           Vice President - Actuarial
David H. denBoer                           Vice President - Compliance
Stephen R. Duff                            Vice President - New Account Acquisitions
Daniel Fritz                               Vice President - Actuarial
Michael D. Gifford                         Vice President - Case Development
Joseph P. Girgenti                         Vice President - Sales Support
Calvin King                                Vice President - North Houston Customer Care Center
Traci P. Langford                          Vice President - Account Management
Thomas G. Norwood                          Vice President - Broker/Dealer
Rembert R. Owen, Jr.                       Vice President and Assistant Secretary
Stephen J. Poston                          Vice President - Training  and National Accounts
Larry Robinson                             Vice President - Product Development
Steven D. Rubinstein                       Vice President - Financial Planning and Reporting
Richard W. Scott                           Vice President and Chief Investment Officer
Gary N. See                                Vice President - Group Actuarial
Gregory R. Seward                          Vice President - Variable Product Accounting
Nancy K. Shumbera                          Vice President - Applications Development
Brenda Simmons                             Vice President - Premium Processing
Norman A. Skinrood, Jr.                    Vice President - Investment Products Group
David Snyder                               Vice President - Electronic Commerce
Paula F. Snyder                            Vice President - AGRS Marketing Communications

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
James P. Steele                           Vice President - Specialty Products
Kenneth R. Story                          Vice President - Information Technology
Brian R. Toldan                           Vice President and General Auditor
Michael A. Tompkins                       Vice President - PR Acquisitions
Peter V. Tuters                           Vice President and Investment Officer
William A. Wilson                         Vice President - Government Affairs
Jane E. Bates                             Chief Compliance Officer
Roger E. Hahn                             Investment Officer
C. Scott Inglis                           Investment Officer
Craig R. Mitchell                         Investment Officer
Julia S. Tucker                           Investment Officer
W. Lary Mask                              Real Estate Investment Officer and Assistant Secretary
D. Lynne Walters                          Tax Officer

ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
AGC Life Insurance Company .....................................................     Missouri
   American General Property Insurance Company(16) .............................     Tennessee
      American General Property Insurance Company of Florida ...................     Florida
   American General Life and Accident Insurance Company(6) .....................     Tennessee
   American General Life Insurance Company(7) ..................................     Texas
      American General Annuity Service Corporation .............................     Texas
      American General Life Companies ..........................................     Delaware
       American General Life Insurance Company of New York .....................     New York
         The Winchester Agency Ltd. ............................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
         Parkway 1999 Trust(17) ................................................     Maryland
         PESCO Plus, Inc(14) ...................................................     Delaware
         American General Gateway Services, L.L.C(15) ..........................     Delaware
         The Variable Annuity Marketing Company ................................     Texas
         American General Financial Advisors, Inc...............................     Texas
         VALIC Retirement Services Company .....................................     Texas
         VALIC Trust Company ...................................................     Texas
         American General Assignment Corporation of New York ...................     New York
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   HBC Development Corporation .................................................     Virginia
   Templeton American General Life of Bermuda, Ltd(13) .........................     Bermuda
   Western National Corporation.................................................     Delaware
      WNL Holding Corp..........................................................     Delaware
         American General Annuity Insurance Company ............................     Texas
         American General Assignment Corporation ...............................     Texas
         American General Distributors, Inc. ...................................     Delaware
         A.G. Investment Advisory Services, Inc. ...............................     Delaware
         American General Financial Institutions Group, Inc.....................     Delaware
         WNL Insurance Services, Inc. ..........................................     Delaware
American General International, Inc. ...........................................     Delaware
American General Enterprise Services, Inc. .....................................     Delaware
American General Corporation* ..................................................     Delaware
American General Delaware Management Corporation(1) ............................     Delaware
American General Finance, Inc. .................................................     Indiana

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
   HSA Residential Mortgage Services of Texas, Inc..............................     Delaware
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc.  ........................................     Delaware
   American General Finance Corporation(8) .....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc.(9) ..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas
      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     Indiana
   American General Finance, Inc................................................     Alabama
   A.G. Financial Service Center, Inc. .........................................     Utah
   American General Bank, FSB ..................................................     Utah
   American General Financial Center, Inc.* ....................................     Indiana
   American General Financial Center, Incorporated* ............................     Indiana
   American General Financial Center Thrift Company* ...........................     California
   Thrift, Incorporated* .......................................................     Indiana
American General Investment Advisory Services, Inc.*  ..........................     Texas
American General Investment Holding Corporation(10) ............................     Delaware
   American General Investment Management, L.P.(10) ............................     Delaware
American General Investment Management Corporation(10) .........................     Delaware
American General Realty Advisors, Inc. .........................................     Delaware
American General Realty Investment Corporation .................................     Texas
   AGLL Corporation(11) ........................................................     Delaware
   American General Land Holding Company                                             Delaware
      AG Land Associates, LLC(11) ..............................................     California
   GDI Holding, Inc.*(12) ......................................................     California
   Pebble Creek Service Corporation                                                  Florida
   SR/HP/CM Corporation ........................................................     Texas
Green Hills Corporation ........................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
USLIFE Corporation..............................................................     Delaware
   All American Life Insurance Company..........................................     Illinois
   American General Assurance Company...........................................     Illinois
      American General Indemnity Company........................................     Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................     Arizona
   American General Life Insurance Company of Pennsylvania......................     Pennsylvania
   I.C. Cal*....................................................................     California
   North Central Administrators, Inc............................................     Minnesota
   North Central Life Insurance Company.........................................     Minnesota
      North Central Caribbean Life, Ltd.........................................     Nevis
   The Old Line Life Insurance Company of America...............................     Wisconsin
   The United States Life Insurance Company in the City of New York                  New York

                                                                                   Jurisdiction of
                                      Name                                          Incorporation
--------------------------------------------------------------------------------   ---------------
   American General Bancassurance Services, Inc.................................      Illinois
      USMRP, Ltd................................................................      Turks & Caicos
   USLIFE Realty Corporation....................................................      Texas
         USLIFE Real Estate Services Corporation................................      Texas
   USLIFE Systems Corporation...................................................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                      NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C. American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries o AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI: American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESC Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of Massachusetts, Inc. ...............               MA
AGIAO           American General Insurance Agency of Ohio, Inc.                                        OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc                                        TX
AGII            American General International, Inc.                                                   DE
AGIHC           American General Investment Holding Corporation                                        DE
AGIM            American General Investment Management, L.P.                                           DE
AGIMC           American General Investment Management Corporation                                     DE
AGIND           American General Indemnity Company......................................               NE

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRA            American General Realty Advisors, Inc. .................................               DE
AGRI            American General Realty Investment Corporation .........................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd. .......................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of New York........               NY
USMRP           USMRP, Ltd..............................................................               T&C
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VRSCO           VALIC Retirement Services Company.......................................               TX

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 14, 2000, a date within 90 days prior to the date of filing, there were 28,705 individual Contract Owners and 0 group Contract Owners of the qualified Contracts offered by the UIT-981 prospectus of the Registrant; and 184,317 individual Contract Owners and 262,213 group Contract Owners qualified Contracts offered by the Independence Plus prospectus. As of April 14, 2000, there were 4,934 individual Contract Owners and 61 group Contract Owners of the non-qualified Contracts offered by the Independence Plus prospectus. The Registrant issues different contracts through other Registration Statements.

ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorney's fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding; shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the

Indemnitee to repay such amounts unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) American General Distributors, Inc. acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the American General Series Portfolio Company, a registered investment company.

     (b) The following information is furnished with respect to each officer and director of American General Distributors, Inc.:

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                            WITH UNDERWRITER
            ----------------                         ---------------------
     (*)
Robert P. Condon                           Chairman, Director, Chief Executive Officer
                                           and President

     (*)
Mary Cavanaugh                             Director and Secretary

     (*)
Thomas G. Norwood                          Director, Chief Financial Officer and Treasurer

     (*)
Jane E. Bates                              Vice President and Chief Compliance Officer

     (*)
V. Keith Roberts                           Vice President- Operations

     (*)
D. Lynne Walters                           Tax Officer

     (*)
Cheryl G. Hemley                           Assistant Secretary

     (*)
Daniel R. Cricks                           Assistant Tax Officer

     (*)
James D. Bonsall                           Assistant Treasurer

     (*)
Steven D. Rubinstein                       Assistant Treasurer

     (*)
Marylyn S. Zlotnick                        Assistant Treasurer

      (c) American General Distributors, Inc. is the principal underwriter for Registrant. The licensed agents who sell the Contract are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

        The Variable Annuity Life Insurance Company
          2929 Allen Parkway
          Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted:

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an application can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the application can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under the form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or, the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940, if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with
Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

     (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4).

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April 2000.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ----------------------------                  --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 27th day of April, 2000.




                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ------------------------------------          --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                             DATE
                      ---------                                      -----                             ----

                   /s/ John A. Graf                    Chairman, Chief Executive                   April 27, 2000
-----------------------------------------------------    Officer and President
                     John A. Graf

                 /s/ Kent E. Barrett                   Director, Executive Vice President,         April 27, 2000
-----------------------------------------------------    Chief Financial Officer and
                   Kent E. Barrett                       Principal Accounting Officer


                          *                            Director and Executive Vice                 April 27, 2000
-----------------------------------------------------    President - Sales
                   Bruce R. Abrams


                          *                            Director and Executive Vice                 April 27, 2000
-----------------------------------------------------    President - Operations
                  Carl J. Santillo

                                                       Director
-----------------------------------------------------
                  Robert M. Devlin


                          *                            Director and Executive Vice President -     April 27, 2000
-----------------------------------------------------    Institutional Marketing
                  Robert P. Condon


                          *                            Director and Senior Vice President -        April 27, 2000
-----------------------------------------------------    Human Resources
                 Rebecca G. Campbell


*By: /s/ Mary L. Cavanaugh
     ----------------------
     Mary L. Cavanaugh
     Attorney-in-Fact

                                 EXHIBIT INDEX

                                                                               SEQUENTIALLY
                                                                                 NUMBERED
  EXHIBIT NO.                                                                     PAGES
  -----------                                                                  ------------
 10.      --     Consent of Independent Auditors.
 16(d).   --     Copies of manually signed powers of attorney for The
                 Variable Annuity Life Insurance Company Directors Bruce R.
                 Abrams, Kent E. Barrett, Rebecca G. Campbell, Robert P.
                 Condon, John A. Graf and Carl J. Santillo.